2024 Annual Report

RiverSource of New York Variable Annuity Account

This wrapper contains financial statements provided for owners of:

•	RiverSource® Retirement Advisor Advantage Variable Annuity

•	RiverSource® Retirement Advisor Select Variable Annuity

•	RiverSource® Retirement Advisor Variable Annuity

•	RiverSource® Flexible Portfolio Annuity

This Annual Report contains financial information for all the subaccounts of RiverSource of New York Variable Annuity Account. Not all subaccounts of RiverSource of New York Variable Annuity Account apply to your specific contract.

ANN9124_12_D01_(05/25)	Issued by: RiverSource Life Insurance Co. of New York

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS OF RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK AND

THE CONTRACT OWNERS OF RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the divisions of RiverSource of New York Variable Annuity Account, as indicated in Note 1, as of December 31, 2024, and the related statements of operations and of changes in net assets for each of the periods indicated in Note 1, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the divisions of RiverSource of New York Variable Annuity Account as of December 31, 2024, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated in Note 1 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the RiverSource Life Insurance Co. of New York management. Our responsibility is to express an opinion on the financial statements of each of the divisions of the RiverSource of New York Variable Annuity Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the divisions of the RiverSource of New York Variable Annuity Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2024, by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Minneapolis, Minnesota

April 24, 2025

We have served as the auditor of one or more of the divisions of RiverSource of New York Variable Annuity Account since 2010.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	1

Statement of Assets and Liabilities

December 31, 2024	AB VPS Dyn Asset Alloc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	AB VPS Relative Val, Cl B	AB VPS Sus Gbl Thematic, Cl B
Assets
Investments, at fair value(1),(2)	$692,829	$3,387,718	$12,949,109	$4,514,703	$568,671
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	1,700	—	474	17
Receivable for share redemptions	700	2,566	32,147	3,527	480
Total assets	693,529	3,391,984	12,981,256	4,518,704	569,168

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	700	2,566	12,346	3,527	480
Contract terminations	—	—	19,801	—	—
Payable for investments purchased	—	1,700	—	474	17
Total liabilities	700	4,266	32,147	4,001	497
Net assets applicable to contracts in accumulation period	691,184	3,382,150	12,930,530	4,512,733	567,113
Net assets applicable to contracts in payment period	—	5,568	12,827	—	—
Net assets applicable to seed money	1,645	—	5,752	1,970	1,558
Total net assets	$692,829	$3,387,718	$12,949,109	$4,514,703	$568,671
(1) Investment shares	71,279	224,948	162,432	146,249	17,338
(2) Investments, at cost	$744,235	$3,314,969	$10,680,427	$3,866,337	$501,708

December 31, 2024 (continued)	Allspg VT Index Asset Alloc, Cl 2	Allspg VT Opp, Cl 2	Allspg VT Sm Cap Gro, Cl 2	ALPS Alerian Engy Infr, Class III	BlackRock Adv SMID Cap VI, Cl III
Assets
Investments, at fair value(1),(2)	$2,270,553	$2,963,010	$4,482,663	$2,245,702	$363,761
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	124	12	—	—	14,548
Receivable for share redemptions	1,653	2,429	3,940	2,039	306
Total assets	2,272,330	2,965,451	4,486,603	2,247,741	378,615

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,653	2,429	3,812	2,039	306
Contract terminations	—	—	128	—	—
Payable for investments purchased	124	12	—	—	14,548
Total liabilities	1,777	2,441	3,940	2,039	14,854
Net assets applicable to contracts in accumulation period	2,270,553	2,874,598	4,480,949	2,242,472	362,869
Net assets applicable to contracts in payment period	—	85,432	—	—	—
Net assets applicable to seed money	—	2,980	1,714	3,230	892
Total net assets	$2,270,553	$2,963,010	$4,482,663	$2,245,702	$363,761
(1) Investment shares	114,328	110,313	480,457	157,262	33,342
(2) Investments, at cost	$1,978,796	$2,627,069	$4,765,459	$1,521,057	$302,329

See accompanying notes to financial statements.

2	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Assets and Liabilities

December 31, 2024 (continued)	BlackRock Global Alloc, Cl III	BNY Mellon Sus US Eq, Serv	Calvert VP SRI Bal, Cl F	Calvert VP SRI Bal, Cl I	CB Var Sm Cap Gro, Cl I
Assets
Investments, at fair value(1),(2)	$6,782,585	$82,137	$468,704	$2,300,177	$455,233
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	28	—	—	—	—
Receivable for share redemptions	6,014	76	400	1,624	355
Total assets	6,788,627	82,213	469,104	2,301,801	455,588

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	6,014	76	400	1,624	355
Contract terminations	—	—	—	—	—
Payable for investments purchased	28	—	—	—	—
Total liabilities	6,042	76	400	1,624	355
Net assets applicable to contracts in accumulation period	6,708,016	78,872	467,575	2,300,015	454,836
Net assets applicable to contracts in payment period	73,487	—	—	—	—
Net assets applicable to seed money	1,082	3,265	1,129	162	397
Total net assets	$6,782,585	$82,137	$468,704	$2,300,177	$455,233
(1) Investment shares	526,190	1,512	173,594	839,481	16,440
(2) Investments, at cost	$7,642,919	$63,134	$399,291	$1,808,937	$429,212

December 31, 2024 (continued)	Col VP Bal, Cl 2	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 2
Assets
Investments, at fair value(1),(2)	$18,491,211	$52,593,417	$622,621	$7,115,055	$3,704,821
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	138,441	—	—	—
Receivable for share redemptions	17,196	52,379	582	18,572	3,540
Total assets	18,508,407	52,784,237	623,203	7,133,627	3,708,361

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	17,196	49,302	582	6,676	3,540
Contract terminations	—	3,077	—	11,896	—
Payable for investments purchased	—	138,441	—	—	—
Total liabilities	17,196	190,820	582	18,572	3,540
Net assets applicable to contracts in accumulation period	18,491,032	52,457,486	620,452	7,114,477	3,703,617
Net assets applicable to contracts in payment period	—	135,522	—	—	—
Net assets applicable to seed money	179	409	2,169	578	1,204
Total net assets	$18,491,211	$52,593,417	$622,621	$7,115,055	$3,704,821
(1) Investment shares	388,226	1,089,116	164,280	135,939	34,017
(2) Investments, at cost	$15,584,315	$32,677,250	$755,351	$3,944,391	$2,453,493

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	3

Statement of Assets and Liabilities

December 31, 2024 (continued)	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2
Assets
Investments, at fair value(1),(2)	$20,584,975	$6,944,660	$21,176,168	$1,007,119	$2,571,888
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	33,091	675	—	—
Receivable for share redemptions	20,239	6,595	25,947	890	2,334
Total assets	20,605,214	6,984,346	21,202,790	1,008,009	2,574,222

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	19,666	6,595	18,272	890	2,334
Contract terminations	573	—	7,675	—	—
Payable for investments purchased	—	33,091	675	—	—
Total liabilities	20,239	39,686	26,622	890	2,334
Net assets applicable to contracts in accumulation period	20,501,937	6,944,149	20,966,166	1,005,982	2,570,664
Net assets applicable to contracts in payment period	82,605	—	210,002	—	—
Net assets applicable to seed money	433	511	—	1,137	1,224
Total net assets	$20,584,975	$6,944,660	$21,176,168	$1,007,119	$2,571,888
(1) Investment shares	185,718	159,172	476,404	127,001	256,164
(2) Investments, at cost	$5,059,822	$5,213,428	$7,393,670	$1,160,023	$3,578,364

December 31, 2024 (continued)	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 2	Col VP Global Strategic Inc, Cl 3	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3
Assets
Investments, at fair value(1),(2)	$3,690,116	$1,217,367	$2,403,222	$14,323,410	$8,629,687
Dividends receivable	—	—	—	1,552	968
Accounts receivable from RiverSource Life of NY for contract purchase payments	162	—	249	48,416	72
Receivable for share redemptions	4,150	1,220	1,997	13,496	7,311
Total assets	3,694,428	1,218,587	2,405,468	14,386,874	8,638,038

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	3,277	1,220	1,994	13,411	7,241
Contract terminations	873	—	3	85	70
Payable for investments purchased	162	—	249	48,416	72
Total liabilities	4,312	1,220	2,246	61,912	7,383
Net assets applicable to contracts in accumulation period	3,647,280	1,216,311	2,395,348	14,299,693	8,602,023
Net assets applicable to contracts in payment period	42,836	—	7,777	—	28,632
Net assets applicable to seed money	—	1,056	97	25,269	—
Total net assets	$3,690,116	$1,217,367	$2,403,222	$14,324,962	$8,630,655
(1) Investment shares	362,843	159,133	310,896	14,323,410	8,629,687
(2) Investments, at cost	$4,631,852	$1,305,092	$2,969,940	$14,323,409	$8,629,635

See accompanying notes to financial statements.

4	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Assets and Liabilities

December 31, 2024 (continued)	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2
Assets
Investments, at fair value(1),(2)	$5,574,171	$5,067,987	$3,911,511	$4,228,024	$6,819,240
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	40	—	—	173	—
Receivable for share redemptions	5,124	4,610	3,542	3,555	6,294
Total assets	5,579,335	5,072,597	3,915,053	4,231,752	6,825,534

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	5,124	4,447	3,475	3,517	6,294
Contract terminations	—	163	67	38	—
Payable for investments purchased	40	—	—	173	—
Total liabilities	5,164	4,610	3,542	3,728	6,294
Net assets applicable to contracts in accumulation period	5,573,132	5,035,282	3,910,083	4,213,761	6,818,399
Net assets applicable to contracts in payment period	—	32,703	—	14,263	—
Net assets applicable to seed money	1,039	2	1,428	—	841
Total net assets	$5,574,171	$5,067,987	$3,911,511	$4,228,024	$6,819,240
(1) Investment shares	916,804	825,405	620,875	659,598	821,595
(2) Investments, at cost	$5,727,371	$5,380,598	$4,280,074	$5,010,926	$7,780,348

December 31, 2024 (continued)	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 2	Col VP Lg Cap Index, Cl 3
Assets
Investments, at fair value(1),(2)	$10,453,055	$10,066,129	$4,966,353	$41,716,941	$85,255,042
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	2,276	—	—	61,893	11,024
Receivable for share redemptions	8,961	9,425	3,747	112,819	75,488
Total assets	10,464,292	10,075,554	4,970,100	41,891,653	85,341,554

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	8,956	9,425	3,747	38,237	75,488
Contract terminations	5	—	—	74,582	—
Payable for investments purchased	2,276	—	—	61,893	11,024
Total liabilities	11,237	9,425	3,747	174,712	86,512
Net assets applicable to contracts in accumulation period	10,413,597	10,065,433	4,965,918	41,716,806	85,254,572
Net assets applicable to contracts in payment period	39,457	—	—	—	—
Net assets applicable to seed money	1	696	435	135	470
Total net assets	$10,453,055	$10,066,129	$4,966,353	$41,716,941	$85,255,042
(1) Investment shares	1,251,863	213,311	103,208	856,787	1,721,281
(2) Investments, at cost	$12,695,902	$6,066,770	$1,408,591	$33,525,118	$44,028,350

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	5

Statement of Assets and Liabilities

December 31, 2024 (continued)	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/ Cr Bond, Cl 2	Col VP Overseas Core, Cl 2	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Eq, Cl 2
Assets
Investments, at fair value(1),(2)	$3,819,168	$1,180,241	$1,759,011	$2,728,903	$787,103
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	784	1,587	—
Receivable for share redemptions	3,369	1,031	1,742	2,615	810
Total assets	3,822,537	1,181,272	1,761,537	2,733,105	787,913

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	3,369	1,031	1,742	2,598	810
Contract terminations	—	—	—	17	—
Payable for investments purchased	—	—	784	1,587	—
Total liabilities	3,369	1,031	2,526	4,202	810
Net assets applicable to contracts in accumulation period	3,818,340	1,179,328	1,757,463	2,709,500	786,662
Net assets applicable to contracts in payment period	—	—	—	19,403	—
Net assets applicable to seed money	828	913	1,548	—	441
Total net assets	$3,819,168	$1,180,241	$1,759,011	$2,728,903	$787,103
(1) Investment shares	401,595	162,568	134,481	207,363	34,030
(2) Investments, at cost	$3,838,867	$1,455,386	$1,792,705	$2,590,339	$679,932

December 31, 2024 (continued)	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Gro, Cl 2	Col VP Select Mid Cap Gro, Cl 3	Col VP Select Mid Cap Val, Cl 2
Assets
Investments, at fair value(1),(2)	$4,757,847	$863,281	$3,065,516	$4,160,984	$3,086,970
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	54	—	42	—
Receivable for share redemptions	4,449	735	2,963	4,757	2,852
Total assets	4,762,296	864,070	3,068,479	4,165,783	3,089,822

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	4,449	735	2,963	4,025	2,852
Contract terminations	—	—	—	732	—
Payable for investments purchased	—	54	—	42	—
Total liabilities	4,449	789	2,963	4,799	2,852
Net assets applicable to contracts in accumulation period	4,757,331	862,768	3,064,899	4,125,220	3,086,137
Net assets applicable to contracts in payment period	—	—	—	35,171	—
Net assets applicable to seed money	516	513	617	593	833
Total net assets	$4,757,847	$863,281	$3,065,516	$4,160,984	$3,086,970
(1) Investment shares	112,879	20,132	56,591	75,476	77,020
(2) Investments, at cost	$3,745,600	$536,733	$2,181,575	$1,566,368	$2,320,865

See accompanying notes to financial statements.

6	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Assets and Liabilities

December 31, 2024 (continued)	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3	Col VP Sel Gbl Tech, Cl 2	Col VP Sm Cap Val, Cl 2
Assets
Investments, at fair value(1),(2)	$1,500,845	$1,506,937	$1,458,976	$1,283,531	$191,241
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	41	—	84	—	—
Receivable for share redemptions	1,258	1,437	1,273	1,101	167
Total assets	1,502,144	1,508,374	1,460,333	1,284,632	191,408

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,258	1,437	1,091	1,101	167
Contract terminations	—	—	182	—	—
Payable for investments purchased	41	—	84	—	—
Total liabilities	1,299	1,437	1,357	1,101	167
Net assets applicable to contracts in accumulation period	1,500,773	1,506,331	1,457,297	1,281,551	190,058
Net assets applicable to contracts in payment period	—	—	1,450	—	—
Net assets applicable to seed money	72	606	229	1,980	1,183
Total net assets	$1,500,845	$1,506,937	$1,458,976	$1,283,531	$191,241
(1) Investment shares	36,822	39,719	37,748	45,419	14,433
(2) Investments, at cost	$566,628	$1,124,211	$699,431	$1,053,351	$185,609

December 31, 2024 (continued)	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3	CS Commodity Return, Cl 1	CTIVP AC Div Bond, Cl 2
Assets
Investments, at fair value(1),(2)	$5,404,473	$2,742,476	$1,824,264	$406,598	$1,653,896
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	1,350	21	—
Receivable for share redemptions	5,321	2,573	1,407	373	1,600
Total assets	5,409,794	2,745,049	1,827,021	406,992	1,655,496

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	5,321	2,573	1,407	318	1,600
Contract terminations	—	—	—	55	—
Payable for investments purchased	—	—	1,350	21	—
Total liabilities	5,321	2,573	2,757	394	1,600
Net assets applicable to contracts in accumulation period	5,403,392	2,741,172	1,824,191	406,598	1,652,658
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	1,081	1,304	73	—	1,238
Total net assets	$5,404,473	$2,742,476	$1,824,264	$406,598	$1,653,896
(1) Investment shares	1,480,678	313,426	208,012	22,614	185,622
(2) Investments, at cost	$5,738,434	$2,793,144	$2,129,389	$623,673	$1,905,162

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	7

Statement of Assets and Liabilities

December 31, 2024 (continued)	CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP CenterSquare Real Est, Cl 2	CTIVP MFS Val, Cl 2	CTIVP Prin Blue Chip Gro, Cl 1
Assets
Investments, at fair value(1),(2)	$1,259,245	$2,259,521	$1,133,143	$6,622,181	$5,411,626
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	397	12,379	554	37
Receivable for share redemptions	1,174	1,828	1,005	6,206	4,752
Total assets	1,260,419	2,261,746	1,146,527	6,628,941	5,416,415

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,174	1,828	1,005	6,206	4,464
Contract terminations	—	—	—	—	288
Payable for investments purchased	—	397	12,379	554	37
Total liabilities	1,174	2,225	13,384	6,760	4,789
Net assets applicable to contracts in accumulation period	1,258,231	2,259,387	1,131,502	6,621,538	5,411,592
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	1,014	134	1,641	643	34
Total net assets	$1,259,245	$2,259,521	$1,133,143	$6,622,181	$5,411,626
(1) Investment shares	296,293	520,627	168,122	159,917	75,529
(2) Investments, at cost	$1,597,968	$3,161,152	$1,315,645	$5,075,813	$1,828,288

December 31, 2024 (continued)	CTIVP Prin Blue Chip Gro, Cl 2	CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP TCW Core Plus Bond, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 3
Assets
Investments, at fair value(1),(2)	$3,256,562	$4,230,225	$1,954,267	$6,451,624	$973,167
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	52	125
Receivable for share redemptions	15,165	3,939	1,732	5,892	826
Total assets	3,271,727	4,234,164	1,955,999	6,457,568	974,118

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	3,158	3,939	1,732	5,892	826
Contract terminations	12,007	—	—	—	—
Payable for investments purchased	—	—	—	52	125
Total liabilities	15,165	3,939	1,732	5,944	951
Net assets applicable to contracts in accumulation period	3,254,693	4,229,720	1,953,238	6,451,026	972,564
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	1,869	505	1,029	598	603
Total net assets	$3,256,562	$4,230,225	$1,954,267	$6,451,624	$973,167
(1) Investment shares	47,121	111,704	215,941	131,746	19,506
(2) Investments, at cost	$2,069,860	$3,092,741	$2,136,532	$4,411,993	$533,263

See accompanying notes to financial statements.

8	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Assets and Liabilities

December 31, 2024 (continued)	CTIVP Westfield Mid Cap Gro, Cl 2	CTIVP Westfield Sel Lg Cp Gr, Cl 2	CVT EAFE Intl Index, Cl F	CVT Nasdaq 100 Index, Cl F	CVT Russ 2000 Sm Cap Ind, Cl F
Assets
Investments, at fair value(1),(2)	$1,361,473	$1,361,339	$601,807	$6,617,479	$861,594
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	14,548	—
Receivable for share redemptions	1,254	1,257	563	6,189	798
Total assets	1,362,727	1,362,596	602,370	6,638,216	862,392

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,254	1,257	563	6,189	798
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	14,548	—
Total liabilities	1,254	1,257	563	20,737	798
Net assets applicable to contracts in accumulation period	1,360,772	1,360,296	597,063	6,612,046	857,603
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	701	1,043	4,744	5,433	3,991
Total net assets	$1,361,473	$1,361,339	$601,807	$6,617,479	$861,594
(1) Investment shares	26,917	23,925	6,345	40,720	10,170
(2) Investments, at cost	$720,067	$1,038,263	$584,845	$5,778,953	$787,456

December 31, 2024 (continued)	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating- Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Emer Mkts, Serv Cl 2	Fid VIP Energy, Serv Cl 2
Assets
Investments, at fair value(1),(2)	$1,130,886	$5,593,031	$52,055,131	$89,751	$493,649
Dividends receivable	—	33,342	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	127	186	111,134	—	7,274
Receivable for share redemptions	1,136	4,782	64,819	91	392
Total assets	1,132,149	5,631,341	52,231,084	89,842	501,315

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,136	4,732	46,615	91	392
Contract terminations	—	50	18,204	—	—
Payable for investments purchased	127	33,528	111,134	—	7,274
Total liabilities	1,263	38,310	175,953	91	7,666
Net assets applicable to contracts in accumulation period	1,129,678	5,574,149	52,052,352	88,680	492,331
Net assets applicable to contracts in payment period	—	4,574	—	—	—
Net assets applicable to seed money	1,208	14,308	2,779	1,071	1,318
Total net assets	$1,130,886	$5,593,031	$52,055,131	$89,751	$493,649
(1) Investment shares	87,395	649,597	937,930	7,825	19,722
(2) Investments, at cost	$1,146,721	$5,741,876	$39,986,092	$81,939	$508,889

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	9

Statement of Assets and Liabilities

December 31, 2024 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Gro Opp, Serv Cl 2	Fid VIP Intl Cap Appr, Serv Cl 2	Fid VIP Invest Gr, Serv Cl 2
Assets
Investments, at fair value(1),(2)	$903,230	$8,737,089	$1,229,460	$342,476	$2,019,146
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	29,096	—	61,893
Receivable for share redemptions	691	7,726	1,077	304	1,754
Total assets	903,921	8,744,815	1,259,633	342,780	2,082,793

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	691	7,131	1,077	304	1,754
Contract terminations	—	595	—	—	—
Payable for investments purchased	—	—	29,096	—	61,893
Total liabilities	691	7,726	30,173	304	63,647
Net assets applicable to contracts in accumulation period	903,230	8,539,416	1,226,946	341,374	2,018,398
Net assets applicable to contracts in payment period	—	195,892	—	—	—
Net assets applicable to seed money	—	1,781	2,514	1,102	748
Total net assets	$903,230	$8,737,089	$1,229,460	$342,476	$2,019,146
(1) Investment shares	29,978	296,877	15,301	15,241	190,127
(2) Investments, at cost	$596,820	$6,033,767	$829,170	$307,805	$2,030,697

December 31, 2024 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2
Assets
Investments, at fair value(1),(2)	$1,783,376	$26,659,738	$208,067	$2,303,593	$10,888,123
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	16,620	—	481	55
Receivable for share redemptions	1,367	29,225	158	3,474	9,582
Total assets	1,784,743	26,705,583	208,225	2,307,548	10,897,760

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,368	22,873	158	1,829	9,582
Contract terminations	—	6,352	—	1,645	—
Payable for investments purchased	—	16,620	—	481	55
Total liabilities	1,368	45,845	158	3,955	9,637
Net assets applicable to contracts in accumulation period	1,783,375	26,608,372	208,067	2,302,295	10,867,146
Net assets applicable to contracts in payment period	—	49,455	—	1,169	20,094
Net assets applicable to seed money	—	1,911	—	129	883
Total net assets	$1,783,375	$26,659,738	$208,067	$2,303,593	$10,888,123
(1) Investment shares	48,304	751,402	8,221	91,594	1,030,097
(2) Investments, at cost	$1,560,526	$25,503,514	$167,602	$1,940,129	$11,330,604

See accompanying notes to financial statements.

10	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Assets and Liabilities

December 31, 2024 (continued)	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Inc, Cl 4	Frank Mutual Gbl Dis, Cl 4	Frank Mutual Shares, Cl 2
Assets
Investments, at fair value(1),(2)	$1,888,133	$4,337,346	$864,927	$68,792	$7,000,744
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	1,549	—	—	—	291
Receivable for share redemptions	1,441	4,166	815	63	6,144
Total assets	1,891,123	4,341,512	865,742	68,855	7,007,179

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,441	4,166	815	63	6,144
Contract terminations	—	—	—	—	—
Payable for investments purchased	1,549	—	—	—	291
Total liabilities	2,990	4,166	815	63	6,435
Net assets applicable to contracts in accumulation period	1,833,057	4,336,189	864,194	67,381	6,999,286
Net assets applicable to contracts in payment period	55,076	—	—	—	—
Net assets applicable to seed money	—	1,157	733	1,411	1,458
Total net assets	$1,888,133	$4,337,346	$864,927	$68,792	$7,000,744
(1) Investment shares	153,882	302,044	58,205	3,784	427,135
(2) Investments, at cost	$2,354,085	$4,488,904	$870,552	$73,277	$7,205,064

December 31, 2024 (continued)	Frank Sm Cap Val, Cl 2	Frank Sm Cap Val, Cl 4	GS VIT Mid Cap Val, Inst	GS VIT Multi- Strategy Alt, Advisor	GS VIT Multi- Strategy Alt, Serv
Assets
Investments, at fair value(1),(2)	$7,059,337	$780,264	$6,274,231	$593,927	$131,240
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	69	7,274	—	—	—
Receivable for share redemptions	6,261	782	7,596	569	120
Total assets	7,065,667	788,320	6,281,827	594,496	131,360

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	6,124	782	4,845	569	120
Contract terminations	137	—	2,751	—	—
Payable for investments purchased	69	7,274	—	—	—
Total liabilities	6,330	8,056	7,596	569	120
Net assets applicable to contracts in accumulation period	7,048,399	779,126	6,205,932	592,816	130,226
Net assets applicable to contracts in payment period	8,911	—	68,299	—	—
Net assets applicable to seed money	2,027	1,138	—	1,111	1,014
Total net assets	$7,059,337	$780,264	$6,274,231	$593,927	$131,240
(1) Investment shares	492,970	52,018	371,916	66,884	14,697
(2) Investments, at cost	$7,180,466	$705,850	$5,865,037	$618,945	$133,901

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	11

Statement of Assets and Liabilities

December 31, 2024 (continued)	GS VIT Sm Cap Eq Insights, Inst	GS VIT Sm Cap Eq Insights, Serv	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II
Assets
Investments, at fair value(1),(2)	$164,407	$163,018	$3,887,458	$274,581	$1,971,091
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	125	148	4,214	202	9,142
Total assets	164,532	163,166	3,891,672	274,783	1,980,233

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	125	148	2,988	202	1,596
Contract terminations	—	—	1,226	—	7,546
Payable for investments purchased	—	—	—	—	—
Total liabilities	125	148	4,214	202	9,142
Net assets applicable to contracts in accumulation period	164,407	161,893	3,865,662	274,581	1,968,392
Net assets applicable to contracts in payment period	—	—	21,545	—	—
Net assets applicable to seed money	—	1,125	251	—	2,699
Total net assets	$164,407	$163,018	$3,887,458	$274,581	$1,971,091
(1) Investment shares	12,233	12,303	179,311	3,453	27,529
(2) Investments, at cost	$152,836	$141,556	$3,116,732	$181,557	$1,396,336

December 31, 2024 (continued)	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Core Plus Bond, Ser II	Invesco VI Dis Mid Cap Gro, Ser I
Assets
Investments, at fair value(1),(2)	$1,381,766	$4,092,252	$6,335,378	$515,254	$791,381
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	3,393	33	—	—	—
Receivable for share redemptions	1,365	7,712	6,973	503	1,081
Total assets	1,386,524	4,099,997	6,342,351	515,757	792,462

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,365	3,283	6,945	503	564
Contract terminations	—	4,429	28	—	517
Payable for investments purchased	3,393	33	—	—	—
Total liabilities	4,758	7,745	6,973	503	1,081
Net assets applicable to contracts in accumulation period	1,380,372	4,091,143	6,311,392	514,501	791,381
Net assets applicable to contracts in payment period	—	—	23,986	—	—
Net assets applicable to seed money	1,394	1,109	—	753	—
Total net assets	$1,381,766	$4,092,252	$6,335,378	$515,254	$791,381
(1) Investment shares	167,082	198,557	188,441	91,682	10,142
(2) Investments, at cost	$1,597,162	$3,231,621	$5,318,326	$512,192	$758,329

See accompanying notes to financial statements.

12	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Assets and Liabilities

December 31, 2024 (continued)	Invesco VI Dis Mid Cap Gro, Ser II	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II	Invesco VI EQV Intl Eq, Ser II	Invesco VI Global, Ser II
Assets
Investments, at fair value(1),(2)	$353,876	$445,395	$314,144	$1,487,102	$8,239,034
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	9	279	380
Receivable for share redemptions	305	333	262	1,191	20,012
Total assets	354,181	445,728	314,415	1,488,572	8,259,426

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	305	333	262	1,191	7,337
Contract terminations	—	—	—	—	12,675
Payable for investments purchased	—	—	9	279	380
Total liabilities	305	333	271	1,470	20,392
Net assets applicable to contracts in accumulation period	352,969	445,395	314,144	1,481,579	8,235,617
Net assets applicable to contracts in payment period	—	—	—	5,136	—
Net assets applicable to seed money	907	—	—	387	3,417
Total net assets	$353,876	$445,395	$314,144	$1,487,102	$8,239,034
(1) Investment shares	5,287	17,210	12,271	45,214	213,115
(2) Investments, at cost	$355,262	$403,386	$281,310	$1,459,033	$7,913,369

December 31, 2024 (continued)	Invesco VI Gbl Strat Inc, Ser II	Invesco VI Hlth, Ser II	Invesco VI Main St, Ser II	Invesco VI Mn St Sm Cap, Ser II	Invesco VI Tech, Ser I
Assets
Investments, at fair value(1),(2)	$5,937,229	$966,815	$141,976	$6,943,961	$1,256,111
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	272	21	—	12,379	—
Receivable for share redemptions	5,349	1,057	120	7,437	1,927
Total assets	5,942,850	967,893	142,096	6,963,777	1,258,038

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	4,916	796	120	6,477	906
Contract terminations	433	261	—	960	1,021
Payable for investments purchased	272	21	—	12,379	—
Total liabilities	5,621	1,078	120	19,816	1,927
Net assets applicable to contracts in accumulation period	5,936,499	962,675	141,531	6,941,442	1,256,111
Net assets applicable to contracts in payment period	—	4,003	—	—	—
Net assets applicable to seed money	730	137	445	2,519	—
Total net assets	$5,937,229	$966,815	$141,976	$6,943,961	$1,256,111
(1) Investment shares	1,343,264	39,142	7,167	243,733	52,778
(2) Investments, at cost	$6,814,873	$1,005,603	$159,984	$5,884,185	$1,020,935

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	13

Statement of Assets and Liabilities

December 31, 2024 (continued)	Invesco VI Tech, Ser II	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Serv	Janus Henderson VIT Forty, Serv
Assets
Investments, at fair value(1),(2)	$1,167,656	$19,996,465	$527,301	$3,968,118	$2,936,411
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	14,548	28	—	1,469	—
Receivable for share redemptions	926	19,959	397	3,917	3,030
Total assets	1,183,130	20,016,452	527,698	3,973,504	2,939,441

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	926	19,959	397	3,917	3,030
Contract terminations	—	—	—	—	—
Payable for investments purchased	14,548	28	—	1,469	—
Total liabilities	15,474	19,987	397	5,386	3,030
Net assets applicable to contracts in accumulation period	1,166,095	19,994,040	527,301	3,967,366	2,933,858
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	1,561	2,425	—	752	2,553
Total net assets	$1,167,656	$19,996,465	$527,301	$3,968,118	$2,936,411
(1) Investment shares	57,833	367,650	7,057	365,052	57,509
(2) Investments, at cost	$992,959	$16,421,999	$383,316	$4,240,612	$2,738,115

December 31, 2024 (continued)	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Emer Mkts Eq, Serv	Lazard Ret Global Dyn MA, Serv
Assets
Investments, at fair value(1),(2)	$1,682,552	$1,136,245	$3,266,240	$198,419	$359,869
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	32,647	—	—	19,653	—
Receivable for share redemptions	1,244	862	3,431	146	323
Total assets	1,716,443	1,137,107	3,269,671	218,218	360,192

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,244	862	2,943	146	323
Contract terminations	—	—	488	—	—
Payable for investments purchased	32,647	—	—	19,653	—
Total liabilities	33,891	862	3,431	19,799	323
Net assets applicable to contracts in accumulation period	1,681,581	1,134,575	3,261,190	196,778	358,069
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	971	1,670	5,050	1,641	1,800
Total net assets	$1,682,552	$1,136,245	$3,266,240	$198,419	$359,869
(1) Investment shares	79,516	27,202	57,871	9,165	27,661
(2) Investments, at cost	$1,000,196	$993,387	$2,008,150	$204,961	$349,045

See accompanying notes to financial statements.

14	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Assets and Liabilities

December 31, 2024 (continued)	Lord Abt Bond Debenture, Cl VC	Lord Abt Short Dur Inc, Cl VC	LVIP AC Intl, Serv Cl	LVIP AC Intl, Std Cl II	LVIP AC Mid Cap Val, Serv Cl
Assets
Investments, at fair value(1),(2)	$909,858	$645,826	$757,097	$156,388	$2,575,372
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	33,010	24	—	128
Receivable for share redemptions	840	558	583	124	2,249
Total assets	910,698	679,394	757,704	156,512	2,577,749

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	840	558	583	124	2,249
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	33,010	24	—	128
Total liabilities	840	33,568	607	124	2,377
Net assets applicable to contracts in accumulation period	909,066	644,876	753,098	156,388	2,574,481
Net assets applicable to contracts in payment period	—	—	2,987	—	—
Net assets applicable to seed money	792	950	1,012	—	891
Total net assets	$909,858	$645,826	$757,097	$156,388	$2,575,372
(1) Investment shares	87,486	49,337	70,922	14,638	130,869
(2) Investments, at cost	$926,603	$652,777	$697,309	$135,597	$2,472,228

December 31, 2024 (continued)	LVIP AC Ultra, Serv Cl	LVIP AC Val, Serv Cl	LVIP AC Val, Std Cl II	LVIP JPM US Eq, Serv Cl(1)	Mac VIP Asset Strategy, Serv Cl
Assets
Investments, at fair value(1),(2)	$3,172,482	$11,474,415	$521,427	$200,662	$613,386
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	13,327	642	—	—	—
Receivable for share redemptions	2,644	10,379	389	185	543
Total assets	3,188,453	11,485,436	521,816	200,847	613,929

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	2,644	10,379	389	185	543
Contract terminations	—	—	—	—	—
Payable for investments purchased	13,327	642	—	—	—
Total liabilities	15,971	11,021	389	185	543
Net assets applicable to contracts in accumulation period	3,171,937	11,437,993	521,427	198,652	611,821
Net assets applicable to contracts in payment period	—	34,881	—	—	—
Net assets applicable to seed money	545	1,541	—	2,010	1,565
Total net assets	$3,172,482	$11,474,415	$521,427	$200,662	$613,386
(1) Investment shares	109,264	936,993	42,639	4,597	66,026
(2) Investments, at cost	$2,276,772	$9,816,512	$382,944	$151,844	$627,341

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	15

Statement of Assets and Liabilities

December 31, 2024 (continued)	Mac VIP for Inc, Serv Cl	Mac VIP Intl Core Eq, Serv Cl	MFS Gbl Real Est, Serv Cl	MFS Intl Gro, Serv Cl	MFS Mass Inv Gro Stock, Serv Cl
Assets
Investments, at fair value(1),(2)	$122,451	$143,758	$130,334	$257,651	$3,447,699
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	213
Receivable for share redemptions	107	121	118	237	2,793
Total assets	122,558	143,879	130,452	257,888	3,450,705

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	107	121	118	237	2,793
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	—	213
Total liabilities	107	121	118	237	3,006
Net assets applicable to contracts in accumulation period	121,271	142,558	129,308	256,684	3,447,508
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	1,180	1,200	1,026	967	191
Total net assets	$122,451	$143,758	$130,334	$257,651	$3,447,699
(1) Investment shares	22,103	8,702	8,552	16,601	147,780
(2) Investments, at cost	$117,784	$146,776	$132,493	$237,315	$2,959,721

December 31, 2024 (continued)	MFS New Dis, Serv Cl	MFS Research Intl, Serv Cl	MFS Utilities, Serv Cl	MS VIF Dis, Cl II	NB AMT Sus Eq, Cl S
Assets
Investments, at fair value(1),(2)	$1,358,276	$124,456	$5,792,379	$5,245,554	$1,384,116
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	41,262	7,283	51	—
Receivable for share redemptions	1,063	69	5,502	9,535	1,302
Total assets	1,359,339	165,787	5,805,164	5,255,140	1,385,418

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,033	69	5,215	4,894	1,302
Contract terminations	30	—	287	4,641	—
Payable for investments purchased	—	41,262	7,283	51	—
Total liabilities	1,063	41,331	12,785	9,586	1,302
Net assets applicable to contracts in accumulation period	1,358,200	123,246	5,790,280	5,242,847	1,379,958
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	76	1,210	2,099	2,707	4,158
Total net assets	$1,358,276	$124,456	$5,792,379	$5,245,554	$1,384,116
(1) Investment shares	126,351	7,382	173,321	913,860	34,525
(2) Investments, at cost	$1,740,711	$123,117	$5,583,551	$7,131,301	$976,361

See accompanying notes to financial statements.

16	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Assets and Liabilities

December 31, 2024 (continued)	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB
Assets
Investments, at fair value(1),(2)	$2,629,293	$267,426	$8,110,997	$1,300,019	$388,671
Dividends receivable	—	—	27,455	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	168	—	61,910	—	—
Receivable for share redemptions	2,258	249	7,306	1,088	339
Total assets	2,631,719	267,675	8,207,668	1,301,107	389,010

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	2,258	249	7,306	1,088	284
Contract terminations	—	—	—	—	55
Payable for investments purchased	168	—	89,365	—	—
Total liabilities	2,426	249	96,671	1,088	339
Net assets applicable to contracts in accumulation period	2,627,956	265,548	8,088,900	1,299,131	385,179
Net assets applicable to contracts in payment period	—	—	—	—	3,185
Net assets applicable to seed money	1,337	1,878	22,097	888	307
Total net assets	$2,629,293	$267,426	$8,110,997	$1,300,019	$388,671
(1) Investment shares	294,104	26,583	897,234	82,909	25,255
(2) Investments, at cost	$3,014,419	$295,842	$9,119,091	$1,270,515	$337,184

December 31, 2024 (continued)	Put VT Intl Val, Cl IB	Put VT Lg Cap Val, Cl IB	Put VT Sus Fut, Cl IB	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB
Assets
Investments, at fair value(1),(2)	$136,114	$1,247,964	$23,758	$7,499,054	$743,277
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	179
Receivable for share redemptions	136	1,251	20	8,317	537
Total assets	136,250	1,249,215	23,778	7,507,371	743,993

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	136	1,251	20	8,253	537
Contract terminations	—	—	—	64	—
Payable for investments purchased	—	—	—	—	179
Total liabilities	136	1,251	20	8,317	716
Net assets applicable to contracts in accumulation period	134,937	1,246,171	22,277	7,450,845	740,360
Net assets applicable to contracts in payment period	—	—	—	48,209	—
Net assets applicable to seed money	1,177	1,793	1,481	—	2,917
Total net assets	$136,114	$1,247,964	$23,758	$7,499,054	$743,277
(1) Investment shares	11,305	38,494	1,399	148,467	15,389
(2) Investments, at cost	$133,957	$1,118,508	$21,138	$4,839,757	$501,470

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	17

Statement of Assets and Liabilities

December 31, 2024 (continued)	Royce Micro-Cap, Invest Cl	Temp Global Bond, Cl 2	Third Ave VST Third Ave Value	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2
Assets
Investments, at fair value(1),(2)	$346,120	$1,108,392	$498,993	$1,145,570	$40,689,122
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	16,505	750
Receivable for share redemptions	276	1,037	392	1,045	36,041
Total assets	346,396	1,109,429	499,385	1,163,120	40,725,913

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	276	1,037	392	1,045	36,041
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	16,505	750
Total liabilities	276	1,037	392	17,550	36,791
Net assets applicable to contracts in accumulation period	346,120	1,107,587	498,993	1,143,429	40,688,766
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	—	805	—	2,141	356
Total net assets	$346,120	$1,108,392	$498,993	$1,145,570	$40,689,122
(1) Investment shares	35,499	97,398	24,389	122,784	1,278,728
(2) Investments, at cost	$333,145	$1,462,929	$434,307	$1,067,576	$26,059,591

December 31, 2024 (continued)	VP Aggr, Cl 4	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2
Assets
Investments, at fair value(1),(2)	$36,645,386	$23,058,816	$19,723,575	$9,351,326	$33,561,679
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	597	100	—	—	—
Receivable for share redemptions	32,495	20,865	17,669	8,300	29,308
Total assets	36,678,478	23,079,781	19,741,244	9,359,626	33,590,987

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	29,849	20,865	17,669	8,102	29,308
Contract terminations	2,646	—	—	198	—
Payable for investments purchased	597	100	—	—	—
Total liabilities	33,092	20,965	17,669	8,300	29,308
Net assets applicable to contracts in accumulation period	36,645,364	23,058,084	19,723,489	9,350,855	33,561,190
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	22	732	86	471	489
Total net assets	$36,645,386	$23,058,816	$19,723,575	$9,351,326	$33,561,679
(1) Investment shares	1,149,840	1,435,792	1,228,118	676,162	2,130,900
(2) Investments, at cost	$15,870,866	$20,258,740	$16,236,541	$7,384,316	$26,916,831

See accompanying notes to financial statements.

18	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Assets and Liabilities

December 31, 2024 (continued)	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2
Assets
Investments, at fair value(1),(2)	$31,134,295	$73,922,484	$588,196,978	$798,509,897	$412,750,301
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	66,606	—	285	—	15,352
Receivable for share redemptions	29,121	66,485	511,826	1,084,628	391,600
Total assets	31,230,022	73,988,969	588,709,089	799,594,525	413,157,253

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	28,194	66,485	511,248	714,329	368,206
Contract terminations	927	—	578	370,299	23,394
Payable for investments purchased	66,606	—	285	—	15,352
Total liabilities	95,727	66,485	512,111	1,084,628	406,952
Net assets applicable to contracts in accumulation period	31,134,016	73,922,153	588,189,701	798,504,865	412,565,292
Net assets applicable to contracts in payment period	—	—	6,934	4,832	184,739
Net assets applicable to seed money	279	331	343	200	270
Total net assets	$31,134,295	$73,922,484	$588,196,978	$798,509,897	$412,750,301
(1) Investment shares	2,340,924	4,905,274	30,539,822	42,655,443	17,707,006
(2) Investments, at cost	$28,568,466	$61,300,789	$390,545,140	$533,381,349	$265,596,707

December 31, 2024 (continued)	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4
Assets
Investments, at fair value(1),(2)	$302,511,080	$153,248,694	$83,664,794	$59,422,056	$47,807,087
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	57	354	245	50	—
Receivable for share redemptions	264,902	152,157	83,377	54,164	42,259
Total assets	302,776,039	153,401,205	83,748,416	59,476,270	47,849,346

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	253,211	135,617	69,082	54,164	40,680
Contract terminations	11,691	16,540	14,295	—	1,579
Payable for investments purchased	57	354	245	50	—
Total liabilities	264,959	152,511	83,622	54,214	42,259
Net assets applicable to contracts in accumulation period	302,511,080	153,170,490	83,664,737	59,263,041	47,807,060
Net assets applicable to contracts in payment period	—	77,927	—	158,384	—
Net assets applicable to seed money	—	277	57	631	27
Total net assets	$302,511,080	$153,248,694	$83,664,794	$59,422,056	$47,807,087
(1) Investment shares	12,961,057	5,623,805	3,065,767	3,085,257	2,478,335
(2) Investments, at cost	$150,699,779	$95,836,020	$38,284,619	$44,217,172	$29,453,103
See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	19

Statement of Assets and Liabilities

December 31, 2024 (continued)	VP Ptnrs Core Bond, Cl 2	VP Ptnrs Core Eq, Cl 2	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Intl Core Eq, Cl 2	VP Ptnrs Intl Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$1,535,834	$902,960	$1,240,453	$1,801,737	$2,321,617
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	883	938	—
Receivable for share redemptions	1,430	710	1,220	1,697	2,206
Total assets	1,537,264	903,670	1,242,556	1,804,372	2,323,823

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,430	710	1,034	1,697	2,206
Contract terminations	—	—	186	—	—
Payable for investments purchased	—	—	883	938	—
Total liabilities	1,430	710	2,103	2,635	2,206
Net assets applicable to contracts in accumulation period	1,534,514	902,286	1,240,347	1,800,237	2,320,366
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	1,320	674	106	1,500	1,251
Total net assets	$1,535,834	$902,960	$1,240,453	$1,801,737	$2,321,617
(1) Investment shares	160,989	20,342	27,474	170,781	208,404
(2) Investments, at cost	$1,681,397	$620,649	$325,622	$1,813,810	$2,519,634

December 31, 2024 (continued)	VP Ptnrs Intl Val, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$1,432,237	$1,780,526	$896,151	$2,511,119	$25,204,233
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	56	—
Receivable for share redemptions	1,405	1,663	824	2,851	22,917
Total assets	1,433,642	1,782,189	896,975	2,514,026	25,227,150

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,405	1,663	824	1,974	22,917
Contract terminations	—	—	—	877	—
Payable for investments purchased	—	—	—	56	—
Total liabilities	1,405	1,663	824	2,907	22,917
Net assets applicable to contracts in accumulation period	1,430,875	1,779,968	895,416	2,511,069	25,203,860
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	1,362	558	735	50	373
Total net assets	$1,432,237	$1,780,526	$896,151	$2,511,119	$25,204,233
(1) Investment shares	141,107	53,437	23,651	65,106	1,734,634
(2) Investments, at cost	$1,352,897	$1,400,899	$719,536	$1,148,155	$21,391,674

See accompanying notes to financial statements.

20	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Assets and Liabilities

December 31, 2024 (continued)	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	Wanger Acorn	Wanger Intl	WA Var Global Hi Yd Bond, Cl II
Assets
Investments, at fair value(1),(2)	$267,540,025	$141,194,528	$8,151,218	$4,367,396	$531,832
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	4,049	8,776	—
Receivable for share redemptions	365,073	248,896	6,362	3,362	502
Total assets	267,905,098	141,443,424	8,161,629	4,379,534	532,334

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	234,582	126,680	6,301	3,362	502
Contract terminations	130,491	122,216	61	—	—
Payable for investments purchased	—	—	4,049	8,776	—
Total liabilities	365,073	248,896	10,411	12,138	502
Net assets applicable to contracts in accumulation period	267,526,900	141,183,633	8,124,256	4,354,670	530,656
Net assets applicable to contracts in payment period	12,757	10,520	26,335	12,065	—
Net assets applicable to seed money	368	375	627	661	1,176
Total net assets	$267,540,025	$141,194,528	$8,151,218	$4,367,396	$531,832
(1) Investment shares	14,036,727	8,439,601	535,560	236,844	84,552
(2) Investments, at cost	$189,129,612	$107,136,751	$10,624,660	$5,754,467	$603,990

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	21

Statement of Operations

Year ended December 31, 2024	AB VPS Dyn Asset Alloc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	AB VPS Relative Val, Cl B	AB VPS Sus Gbl Thematic, Cl B
Investment income
Dividend income	$7,239	$82,347	$—	$60,339	$—
Variable account expenses	8,479	31,817	130,086	43,265	4,533
Investment income (loss) — net	(1,240)	50,530	(130,086)	17,074	(4,533)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	116,508	590,386	2,478,340	980,671	89,883
Cost of investments sold	136,651	558,281	2,051,653	830,121	77,219
Net realized gain (loss) on sales of investments	(20,143)	32,105	426,687	150,550	12,664
Distributions from capital gains	—	—	536,601	169,781	1,353
Net change in unrealized appreciation (depreciation) of investments	82,517	68,081	1,598,152	214,078	1,829
Net gain (loss) on investments	62,374	100,186	2,561,440	534,409	15,846
Net increase (decrease) in net assets resulting from operations	$61,134	$150,716	$2,431,354	$551,483	$11,313

Year ended December 31, 2024 (continued)	Allspg VT Index Asset Alloc, Cl 2	Allspg VT Opp, Cl 2	Allspg VT Sm Cap Gro, Cl 2	ALPS Alerian Engy Infr, Class III	BlackRock Adv SMID Cap VI, Cl III
Investment income
Dividend income	$31,210	$1,371	$—	$79,734	$4,888
Variable account expenses	20,127	26,977	44,157	24,083	3,229
Investment income (loss) — net	11,083	(25,606)	(44,157)	55,651	1,659

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	590,381	242,087	789,493	984,635	18,391
Cost of investments sold	511,610	220,282	894,141	694,254	15,944
Net realized gain (loss) on sales of investments	78,771	21,805	(104,648)	290,381	2,447
Distributions from capital gains	145,276	286,964	—	64,109	—
Net change in unrealized appreciation (depreciation) of investments	77,427	84,922	871,841	353,918	28,418
Net gain (loss) on investments	301,474	393,691	767,193	708,408	30,865
Net increase (decrease) in net assets resulting from operations	$312,557	$368,085	$723,036	$764,059	$32,524

Year ended December 31, 2024 (continued)	BlackRock Global Alloc, Cl III	BNY Mellon Sus US Eq, Serv	Calvert VP SRI Bal, Cl F	Calvert VP SRI Bal, Cl I	CB Var Sm Cap Gro, Cl I
Investment income
Dividend income	$55,090	$299	$7,762	$37,771	$—
Variable account expenses	68,762	826	3,875	17,779	4,101
Investment income (loss) — net	(13,672)	(527)	3,887	19,992	(4,101)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,041,986	6,418	25,736	175,913	50,146
Cost of investments sold	1,104,639	5,398	22,147	140,558	49,442
Net realized gain (loss) on sales of investments	(62,653)	1,020	3,589	35,355	704
Distributions from capital gains	577,014	514	7,997	38,915	15,348
Net change in unrealized appreciation (depreciation) of investments	(3,796)	14,670	46,604	277,110	2,390
Net gain (loss) on investments	510,565	16,204	58,190	351,380	18,442
Net increase (decrease) in net assets resulting from operations	$496,893	$15,677	$62,077	$371,372	$14,341

See accompanying notes to financial statements.

22	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Operations

Year ended December 31, 2024 (continued)	Col VP Bal, Cl 2	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 2
Investment income
Dividend income	$—	$—	$21,000	$—	$—
Variable account expenses	171,301	567,114	6,575	72,886	36,172
Investment income (loss) — net	(171,301)	(567,114)	14,425	(72,886)	(36,172)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,041,350	8,715,326	156,709	1,397,925	1,015,239
Cost of investments sold	875,421	5,603,851	197,922	751,920	665,577
Net realized gain (loss) on sales of investments	165,929	3,111,475	(41,213)	646,005	349,662
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	1,835,029	3,931,282	62,300	726,406	389,132
Net gain (loss) on investments	2,000,958	7,042,757	21,087	1,372,411	738,794
Net increase (decrease) in net assets resulting from operations	$1,829,657	$6,475,643	$35,512	$1,299,525	$702,622

Year ended December 31, 2024 (continued)	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2
Investment income
Dividend income	$—	$—	$—	$50,980	$26,781
Variable account expenses	217,376	71,952	208,264	10,627	27,135
Investment income (loss) — net	(217,376)	(71,952)	(208,264)	40,353	(354)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,908,751	1,094,472	2,476,539	209,048	389,044
Cost of investments sold	517,839	807,351	887,530	242,671	561,797
Net realized gain (loss) on sales of investments	1,390,912	287,121	1,589,009	(33,623)	(172,753)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	3,077,812	598,487	1,372,666	45,171	285,176
Net gain (loss) on investments	4,468,724	885,608	2,961,675	11,548	112,423
Net increase (decrease) in net assets resulting from operations	$4,251,348	$813,656	$2,753,411	$51,901	$112,069

Year ended December 31, 2024 (continued)	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 2	Col VP Global Strategic Inc, Cl 3	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3
Investment income
Dividend income	$45,476	$34,286	$81,843	$769,562	$383,283
Variable account expenses	39,779	12,942	23,447	169,825	77,287
Investment income (loss) — net	5,697	21,344	58,396	599,737	305,996

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	731,696	112,630	369,641	10,866,008	2,440,535
Cost of investments sold	967,133	121,058	463,904	10,866,007	2,440,529
Net realized gain (loss) on sales of investments	(235,437)	(8,428)	(94,263)	1	6
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	405,952	11,648	92,201	(1)	(7)
Net gain (loss) on investments	170,515	3,220	(2,062)	—	(1)
Net increase (decrease) in net assets resulting from operations	$176,212	$24,564	$56,334	$599,737	$305,995

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	23

Statement of Operations

Year ended December 31, 2024 (continued)	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2
Investment income
Dividend income	$285,849	$292,797	$204,910	$236,093	$300,498
Variable account expenses	53,000	51,641	39,459	40,316	67,317
Investment income (loss) — net	232,849	241,156	165,451	195,777	233,181

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	671,137	796,172	759,879	924,812	643,121
Cost of investments sold	693,522	847,650	838,401	1,107,134	742,488
Net realized gain (loss) on sales of investments	(22,385)	(51,478)	(78,522)	(182,322)	(99,367)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	64,073	102,489	83,610	192,171	(89,516)
Net gain (loss) on investments	41,688	51,011	5,088	9,849	(188,883)
Net increase (decrease) in net assets resulting from operations	$274,537	$292,167	$170,539	$205,626	$44,298

Year ended December 31, 2024 (continued)	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 2	Col VP Lg Cap Index, Cl 3
Investment income
Dividend income	$506,008	$—	$—	$—	$—
Variable account expenses	104,908	97,177	40,680	323,023	833,501
Investment income (loss) — net	401,100	(97,177)	(40,680)	(323,023)	(833,501)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,321,618	1,602,163	789,858	2,405,119	13,763,269
Cost of investments sold	1,588,504	1,035,697	244,728	1,953,017	7,462,748
Net realized gain (loss) on sales of investments	(266,886)	566,466	545,130	452,102	6,300,521
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(33,702)	1,827,279	716,195	5,745,357	11,563,816
Net gain (loss) on investments	(300,588)	2,393,745	1,261,325	6,197,459	17,864,337
Net increase (decrease) in net assets resulting from operations	$100,512	$2,296,568	$1,220,645	$5,874,436	$17,030,836

Year ended December 31, 2024 (continued)	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/ Cr Bond, Cl 2	Col VP Overseas Core, Cl 2	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Eq, Cl 2
Investment income
Dividend income	$129,877	$53,956	$54,105	$126,226	$—
Variable account expenses	38,202	13,170	16,433	31,965	6,057
Investment income (loss) — net	91,675	40,786	37,672	94,261	(6,057)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	803,379	670,883	98,886	377,723	42,126
Cost of investments sold	809,066	735,478	98,512	351,424	36,466
Net realized gain (loss) on sales of investments	(5,687)	(64,595)	374	26,299	5,660
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	42,653	(35,993)	(27,486)	(50,003)	99,123
Net gain (loss) on investments	36,966	(100,588)	(27,112)	(23,704)	104,783
Net increase (decrease) in net assets resulting from operations	$128,641	$(59,802)	$10,560	$70,557	$98,726

See accompanying notes to financial statements.

24	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Operations

Year ended December 31, 2024 (continued)	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Gro, Cl 2	Col VP Select Mid Cap Gro, Cl 3	Col VP Select Mid Cap Val, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	48,717	8,015	30,420	42,130	33,731
Investment income (loss) — net	(48,717)	(8,015)	(30,420)	(42,130)	(33,731)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	696,989	189,344	248,744	320,705	484,833
Cost of investments sold	566,949	125,691	183,907	123,213	334,642
Net realized gain (loss) on sales of investments	130,040	63,653	64,837	197,492	150,191
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	384,405	29,728	515,991	588,868	202,284
Net gain (loss) on investments	514,445	93,381	580,828	786,360	352,475
Net increase (decrease) in net assets resulting from operations	$465,728	$85,366	$550,408	$744,230	$318,744

Year ended December 31, 2024 (continued)	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3	Col VP Sel Gbl Tech, Cl 2	Col VP Sm Cap Val, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$495
Variable account expenses	15,961	16,237	12,502	8,610	973
Investment income (loss) — net	(15,961)	(16,237)	(12,502)	(8,610)	(478)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	441,860	245,704	204,850	32,738	10,039
Cost of investments sold	163,563	199,454	100,750	28,222	9,876
Net realized gain (loss) on sales of investments	278,297	46,250	104,100	4,516	163
Distributions from capital gains	—	—	—	69,638	4,068
Net change in unrealized appreciation (depreciation) of investments	(73,108)	141,804	80,094	125,356	3,739
Net gain (loss) on investments	205,189	188,054	184,194	199,510	7,970
Net increase (decrease) in net assets resulting from operations	$189,228	$171,817	$171,692	$190,900	$7,492

Year ended December 31, 2024 (continued)	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3	CS Commodity Return, Cl 1	CTIVP AC Div Bond, Cl 2
Investment income
Dividend income	$214,694	$122,590	$63,486	$13,270	$64,968
Variable account expenses	52,980	31,028	17,636	3,842	18,019
Investment income (loss) — net	161,714	91,562	45,850	9,428	46,949

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,200,176	2,652,784	396,247	85,410	101,746
Cost of investments sold	1,259,113	2,682,379	459,365	130,729	118,091
Net realized gain (loss) on sales of investments	(58,937)	(29,595)	(63,118)	(45,319)	(16,345)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	45,843	111,883	29,226	52,793	(23,989)
Net gain (loss) on investments	(13,094)	82,288	(33,892)	7,474	(40,334)
Net increase (decrease) in net assets resulting from operations	$148,620	$173,850	$11,958	$16,902	$6,615

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	25

Statement of Operations

Year ended December 31, 2024 (continued)	CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP CenterSquare Real Est, Cl 2	CTIVP MFS Val, Cl 2	CTIVP Prin Blue Chip Gro, Cl 1
Investment income
Dividend income	$23,597	$45,297	$26,357	$—	$—
Variable account expenses	14,083	22,116	11,519	63,410	51,952
Investment income (loss) — net	9,514	23,181	14,838	(63,410)	(51,952)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	252,818	340,987	179,054	887,692	960,432
Cost of investments sold	321,139	473,406	218,879	630,914	340,556
Net realized gain (loss) on sales of investments	(68,321)	(132,419)	(39,825)	256,778	619,876
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	27,634	65,001	118,128	317,182	446,057
Net gain (loss) on investments	(40,687)	(67,418)	78,303	573,960	1,065,933
Net increase (decrease) in net assets resulting from operations	$(31,173)	$(44,237)	$93,141	$510,550	$1,013,981

Year ended December 31, 2024 (continued)	CTIVP Prin Blue Chip Gro, Cl 2	CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP TCW Core Plus Bond, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 3
Investment income
Dividend income	$—	$—	$89,385	$—	$—
Variable account expenses	32,967	46,315	21,148	67,771	9,555
Investment income (loss) — net	(32,967)	(46,315)	68,237	(67,771)	(9,555)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	482,983	907,303	798,052	1,005,412	235,293
Cost of investments sold	316,906	663,309	803,026	672,498	130,789
Net realized gain (loss) on sales of investments	166,077	243,994	(4,974)	332,914	104,504
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	391,449	233,244	(57,283)	244,704	(16,566)
Net gain (loss) on investments	557,526	477,238	(62,257)	577,618	87,938
Net increase (decrease) in net assets resulting from operations	$524,559	$430,923	$5,980	$509,847	$78,383

Year ended December 31, 2024 (continued)	CTIVP Westfield Mid Cap Gro, Cl 2	CTIVP Westfield Sel Lg Cp Gr, Cl 2	CVT EAFE Intl Index, Cl F	CVT Nasdaq 100 Index, Cl F	CVT Russ 2000 Sm Cap Ind, Cl F
Investment income
Dividend income	$—	$—	$16,091	$20,431	$10,010
Variable account expenses	13,773	13,564	5,134	40,576	7,311
Investment income (loss) — net	(13,773)	(13,564)	10,957	(20,145)	2,699

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	229,747	245,969	28,615	195,724	67,157
Cost of investments sold	131,548	213,751	26,489	159,671	60,590
Net realized gain (loss) on sales of investments	98,199	32,218	2,126	36,053	6,567
Distributions from capital gains	—	—	—	401,689	16,194
Net change in unrealized appreciation (depreciation) of investments	112,491	277,019	(17,400)	396,603	37,442
Net gain (loss) on investments	210,690	309,237	(15,274)	834,345	60,203
Net increase (decrease) in net assets resulting from operations	$196,917	$295,673	$(4,317)	$814,200	$62,902

See accompanying notes to financial statements.

26	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Operations

Year ended December 31, 2024 (continued)	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating- Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Emer Mkts, Serv Cl 2	Fid VIP Energy, Serv Cl 2
Investment income
Dividend income	$31,764	$423,497	$15,860	$1,026	$10,357
Variable account expenses	11,444	52,809	508,620	853	4,701
Investment income (loss) — net	20,320	370,688	(492,760)	173	5,656

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	174,340	682,751	10,660,389	3,541	222,304
Cost of investments sold	178,046	703,733	7,349,250	3,063	217,766
Net realized gain (loss) on sales of investments	(3,706)	(20,982)	3,311,139	478	4,538
Distributions from capital gains	559	—	6,070,891	—	—
Net change in unrealized appreciation (depreciation) of investments	21,566	(366)	4,329,707	4,314	2,125
Net gain (loss) on investments	18,419	(21,348)	13,711,737	4,792	6,663
Net increase (decrease) in net assets resulting from operations	$38,739	$349,340	$13,218,977	$4,965	$12,319

Year ended December 31, 2024 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Gro Opp, Serv Cl 2	Fid VIP Intl Cap Appr, Serv Cl 2	Fid VIP Invest Gr, Serv Cl 2
Investment income
Dividend income	$12,009	$107,286	$—	$2,065	$63,070
Variable account expenses	7,634	78,905	10,290	2,916	18,012
Investment income (loss) — net	4,375	28,381	(10,290)	(851)	45,058

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	111,728	1,264,558	95,840	13,682	111,952
Cost of investments sold	74,892	778,094	73,455	11,653	108,382
Net realized gain (loss) on sales of investments	36,836	486,464	22,385	2,029	3,570
Distributions from capital gains	58,294	579,560	—	—	—
Net change in unrealized appreciation (depreciation) of investments	62,160	478,262	289,156	11,937	(34,750)
Net gain (loss) on investments	157,290	1,544,286	311,541	13,966	(31,180)
Net increase (decrease) in net assets resulting from operations	$161,665	$1,572,667	$301,251	$13,115	$13,878

Year ended December 31, 2024 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2
Investment income
Dividend income	$8,197	$90,378	$3,474	$33,658	$372,670
Variable account expenses	15,742	260,968	1,916	22,603	102,247
Investment income (loss) — net	(7,545)	(170,590)	1,558	11,055	270,423

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	141,342	5,147,382	17,164	486,643	1,246,663
Cost of investments sold	111,869	4,502,946	12,505	371,412	1,298,634
Net realized gain (loss) on sales of investments	29,473	644,436	4,659	115,231	(51,971)
Distributions from capital gains	225,857	3,505,495	9,868	110,491	—
Net change in unrealized appreciation (depreciation) of investments	15,251	(107,317)	(7,093)	(141,253)	228,610
Net gain (loss) on investments	270,581	4,042,614	7,434	84,469	176,639
Net increase (decrease) in net assets resulting from operations	$263,036	$3,872,024	$8,992	$95,524	$447,062

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	27

Statement of Operations

Year ended December 31, 2024 (continued)	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Inc, Cl 4	Frank Mutual Gbl Dis, Cl 4	Frank Mutual Shares, Cl 2
Investment income
Dividend income	$36,535	$231,623	$37,682	$1,094	$145,920
Variable account expenses	17,410	49,490	8,429	518	77,194
Investment income (loss) — net	19,125	182,133	29,253	576	68,726

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	252,159	778,580	92,924	525	1,860,720
Cost of investments sold	306,903	812,199	93,978	515	1,907,436
Net realized gain (loss) on sales of investments	(54,744)	(33,619)	(1,054)	10	(46,716)
Distributions from capital gains	—	18,977	3,141	4,972	151,745
Net change in unrealized appreciation (depreciation) of investments	14,657	89,395	9,912	(5,149)	597,274
Net gain (loss) on investments	(40,087)	74,753	11,999	(167)	702,303
Net increase (decrease) in net assets resulting from operations	$(20,962)	$256,886	$41,252	$409	$771,029

Year ended December 31, 2024 (continued)	Frank Sm Cap Val, Cl 2	Frank Sm Cap Val, Cl 4	GS VIT Mid Cap Val, Inst	GS VIT Multi- Strategy Alt, Advisor	GS VIT Multi- Strategy Alt, Serv
Investment income
Dividend income	$69,536	$4,037	$62,630	$15,320	$3,602
Variable account expenses	73,502	6,767	57,517	6,506	1,161
Investment income (loss) — net	(3,966)	(2,730)	5,113	8,814	2,441

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,598,796	22,444	1,081,432	54,874	1,337
Cost of investments sold	1,695,755	20,246	987,561	56,002	1,337
Net realized gain (loss) on sales of investments	(96,959)	2,198	93,871	(1,128)	—
Distributions from capital gains	171,870	10,959	358,077	—	—
Net change in unrealized appreciation (depreciation) of investments	677,219	47,736	246,263	3,613	(394)
Net gain (loss) on investments	752,130	60,893	698,211	2,485	(394)
Net increase (decrease) in net assets resulting from operations	$748,164	$58,163	$703,324	$11,299	$2,047

Year ended December 31, 2024 (continued)	GS VIT Sm Cap Eq Insights, Inst	GS VIT Sm Cap Eq Insights, Serv	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II
Investment income
Dividend income	$1,546	$1,243	$23,966	$—	$—
Variable account expenses	1,407	1,534	34,782	2,179	18,384
Investment income (loss) — net	139	(291)	(10,816)	(2,179)	(18,384)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	26,634	12,734	787,423	59,947	487,239
Cost of investments sold	25,547	10,643	594,472	46,447	374,066
Net realized gain (loss) on sales of investments	1,087	2,091	192,951	13,500	113,173
Distributions from capital gains	12,785	13,201	517,762	—	—
Net change in unrealized appreciation (depreciation) of investments	11,917	9,223	223,933	64,644	482,595
Net gain (loss) on investments	25,789	24,515	934,646	78,144	595,768
Net increase (decrease) in net assets resulting from operations	$25,928	$24,224	$923,830	$75,965	$577,384

See accompanying notes to financial statements.

28	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Operations

Year ended December 31, 2024 (continued)	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Core Plus Bond, Ser II	Invesco VI Dis Mid Cap Gro, Ser I
Investment income
Dividend income	$82,391	$61,017	$42,181	$17,987	$—
Variable account expenses	15,850	38,649	75,746	5,183	6,179
Investment income (loss) — net	66,541	22,368	(33,565)	12,804	(6,179)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	157,493	772,143	469,585	6,939	52,123
Cost of investments sold	182,077	574,033	397,289	6,754	54,555
Net realized gain (loss) on sales of investments	(24,584)	198,110	72,296	185	(2,432)
Distributions from capital gains	—	286,209	506,569	—	—
Net change in unrealized appreciation (depreciation) of investments	(11,184)	38,414	726,794	(7,733)	162,376
Net gain (loss) on investments	(35,768)	522,733	1,305,659	(7,548)	159,944
Net increase (decrease) in net assets resulting from operations	$30,773	$545,101	$1,272,094	$5,256	$153,765

Year ended December 31, 2024 (continued)	Invesco VI Dis Mid Cap Gro, Ser II	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II	Invesco VI EQV Intl Eq, Ser II	Invesco VI Global, Ser II
Investment income
Dividend income	$—	$8,238	$5,196	$24,370	$—
Variable account expenses	3,956	5,882	2,974	16,780	85,035
Investment income (loss) — net	(3,956)	2,356	2,222	7,590	(85,035)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	161,471	360,514	16,047	532,088	1,719,502
Cost of investments sold	180,756	290,237	14,180	494,229	1,637,118
Net realized gain (loss) on sales of investments	(19,285)	70,277	1,867	37,859	82,384
Distributions from capital gains	—	17,534	12,665	8,439	491,826
Net change in unrealized appreciation (depreciation) of investments	101,295	(13,700)	17,106	(45,729)	625,536
Net gain (loss) on investments	82,010	74,111	31,638	569	1,199,746
Net increase (decrease) in net assets resulting from operations	$78,054	$76,467	$33,860	$8,159	$1,114,711

Year ended December 31, 2024 (continued)	Invesco VI Gbl Strat Inc, Ser II	Invesco VI Hlth, Ser II	Invesco VI Main St, Ser II	Invesco VI Mn St Sm Cap, Ser II	Invesco VI Tech, Ser I
Investment income
Dividend income	$165,039	$—	$—	$—	$—
Variable account expenses	58,891	13,378	1,396	71,096	10,535
Investment income (loss) — net	106,148	(13,378)	(1,396)	(71,096)	(10,535)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,026,397	516,972	49,791	1,100,530	385,223
Cost of investments sold	1,178,323	506,610	59,328	925,558	360,489
Net realized gain (loss) on sales of investments	(151,926)	10,362	(9,537)	174,972	24,734
Distributions from capital gains	—	—	13,790	247,403	49,612
Net change in unrealized appreciation (depreciation) of investments	158,401	66,445	25,578	335,589	285,410
Net gain (loss) on investments	6,475	76,807	29,831	757,964	359,756
Net increase (decrease) in net assets resulting from operations	$112,623	$63,429	$28,435	$686,868	$349,221

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	29

Statement of Operations

Year ended December 31, 2024 (continued)	Invesco VI Tech, Ser II	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Serv	Janus Henderson VIT Forty, Serv
Investment income
Dividend income	$—	$342,310	$3,243	$150,757	$26
Variable account expenses	8,085	221,532	4,424	34,497	13,197
Investment income (loss) — net	(8,085)	120,778	(1,181)	116,260	(13,171)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	364,275	2,427,401	19,055	212,187	73,963
Cost of investments sold	273,067	2,035,550	14,329	229,241	61,660
Net realized gain (loss) on sales of investments	91,208	391,851	4,726	(17,054)	12,303
Distributions from capital gains	51,541	—	22,699	—	15,904
Net change in unrealized appreciation (depreciation) of investments	94,804	1,938,592	41,294	(79,945)	176,211
Net gain (loss) on investments	237,553	2,330,443	68,719	(96,999)	204,418
Net increase (decrease) in net assets resulting from operations	$229,468	$2,451,221	$67,538	$19,261	$191,247

Year ended December 31, 2024 (continued)	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Emer Mkts Eq, Serv	Lazard Ret Global Dyn MA, Serv
Investment income
Dividend income	$—	$15,489	$—	$2,206	$—
Variable account expenses	13,132	10,525	34,333	674	5,763
Investment income (loss) — net	(13,132)	4,964	(34,333)	1,532	(5,763)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	180,021	217,841	928,254	718	746,303
Cost of investments sold	106,577	179,599	620,114	707	735,143
Net realized gain (loss) on sales of investments	73,444	38,242	308,140	11	11,160
Distributions from capital gains	—	—	100,282	—	—
Net change in unrealized appreciation (depreciation) of investments	326,692	11,004	580,596	(7,281)	44,422
Net gain (loss) on investments	400,136	49,246	989,018	(7,270)	55,582
Net increase (decrease) in net assets resulting from operations	$387,004	$54,210	$954,685	$(5,738)	$49,819

Year ended December 31, 2024 (continued)	Lord Abt Bond Debenture, Cl VC	Lord Abt Short Dur Inc, Cl VC	LVIP AC Intl, Serv Cl	LVIP AC Intl, Std Cl II	LVIP AC Mid Cap Val, Serv Cl
Investment income
Dividend income	$50,669	$26,599	$10,611	$2,665	$61,386
Variable account expenses	7,613	5,737	6,893	1,509	25,809
Investment income (loss) — net	43,056	20,862	3,718	1,156	35,577

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	32,288	19,781	95,053	9,069	377,684
Cost of investments sold	31,924	19,535	85,109	7,361	356,301
Net realized gain (loss) on sales of investments	364	246	9,944	1,708	21,383
Distributions from capital gains	—	—	—	—	120,524
Net change in unrealized appreciation (depreciation) of investments	(6,130)	335	(2,672)	389	5,569
Net gain (loss) on investments	(5,766)	581	7,272	2,097	147,476
Net increase (decrease) in net assets resulting from operations	$37,290	$21,443	$10,990	$3,253	$183,053

See accompanying notes to financial statements.

30	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Operations

Year ended December 31, 2024 (continued)	LVIP AC Ultra, Serv Cl	LVIP AC Val, Serv Cl	LVIP AC Val, Std Cl II	LVIP JPM US Eq, Serv Cl(1)	Mac VIP Asset Strategy, Serv Cl
Investment income
Dividend income	$—	$333,512	$15,167	$677	$11,623
Variable account expenses	29,038	131,374	4,461	2,044	6,241
Investment income (loss) — net	(29,038)	202,138	10,706	(1,367)	5,382

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	857,172	3,813,931	21,565	25,896	72,915
Cost of investments sold	638,569	3,192,198	15,109	20,528	71,773
Net realized gain (loss) on sales of investments	218,603	621,733	6,456	5,368	1,142
Distributions from capital gains	250,217	758,468	29,310	8,444	23,340
Net change in unrealized appreciation (depreciation) of investments	290,233	(558,169)	(4,112)	25,708	33,840
Net gain (loss) on investments	759,053	822,032	31,654	39,520	58,322
Net increase (decrease) in net assets resulting from operations	$730,015	$1,024,170	$42,360	$38,153	$63,704

(1) For the period April 28, 2023 (commencement of operations) to December 31, 2023.

Year ended December 31, 2024 (continued)	Mac VIP for Inc, Serv Cl	Mac VIP Intl Core Eq, Serv Cl(1)	MFS Gbl Real Est, Serv Cl	MFS Intl Gro, Serv Cl	MFS Mass Inv Gro Stock, Serv Cl
Investment income
Dividend income	$8,286	$1,734	$2,117	$1,535	$4,477
Variable account expenses	1,152	923	1,391	2,050	33,319
Investment income (loss) — net	7,134	811	726	(515)	(28,842)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,337	4,396	10,550	7,805	579,259
Cost of investments sold	1,297	4,460	10,561	6,770	478,775
Net realized gain (loss) on sales of investments	40	(64)	(11)	1,035	100,484
Distributions from capital gains	—	314	—	603	311,480
Net change in unrealized appreciation (depreciation) of investments	(1,213)	(3,018)	(5,913)	9,714	116,946
Net gain (loss) on investments	(1,173)	(2,768)	(5,924)	11,352	528,910
Net increase (decrease) in net assets resulting from operations	$5,961	$(1,957)	$(5,198)	$10,837	$500,068

(1) For the period April 26, 2024 (commencement of operations) to December 31, 2024.

Year ended December 31, 2024 (continued)	MFS New Dis, Serv Cl	MFS Research Intl, Serv Cl	MFS Utilities, Serv Cl	MS VIF Dis, Cl II	NB AMT Sus Eq, Cl S
Investment income
Dividend income	$—	$1,166	$120,646	$—	$—
Variable account expenses	12,663	694	60,632	46,441	15,345
Investment income (loss) — net	(12,663)	472	60,014	(46,441)	(15,345)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	242,061	2,070	1,439,512	1,018,507	295,571
Cost of investments sold	324,595	1,909	1,440,920	1,702,210	204,578
Net realized gain (loss) on sales of investments	(82,534)	161	(1,408)	(683,703)	90,993
Distributions from capital gains	—	—	167,976	—	67,361
Net change in unrealized appreciation (depreciation) of investments	171,665	29	320,866	2,311,832	160,656
Net gain (loss) on investments	89,131	190	487,434	1,628,129	319,010
Net increase (decrease) in net assets resulting from operations	$76,468	$662	$547,448	$1,581,688	$303,665

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	31

Statement of Operations

Year ended December 31, 2024 (continued)	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB
Investment income
Dividend income	$179,548	$9,347	$301,578	$6,814	$9,933
Variable account expenses	28,179	2,932	79,848	13,408	3,648
Investment income (loss) — net	151,369	6,415	221,730	(6,594)	6,285

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	759,694	38,058	961,798	264,467	85,201
Cost of investments sold	855,408	43,635	1,083,590	235,652	71,217
Net realized gain (loss) on sales of investments	(95,714)	(5,577)	(121,792)	28,815	13,984
Distributions from capital gains	—	—	—	62,756	—
Net change in unrealized appreciation (depreciation) of investments	20,740	24,152	(6,105)	(76,328)	(7,874)
Net gain (loss) on investments	(74,974)	18,575	(127,897)	15,243	6,110
Net increase (decrease) in net assets resulting from operations	$76,395	$24,990	$93,833	$8,649	$12,395

Year ended December 31, 2024 (continued)	Put VT Intl Val, Cl IB	Put VT Lg Cap Val, Cl IB	Put VT Sus Fut, Cl IB	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB
Investment income
Dividend income	$1,847	$8,627	$—	$28,364	$1,548
Variable account expenses	1,084	11,539	153	94,053	6,588
Investment income (loss) — net	763	(2,912)	(153)	(65,689)	(5,040)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,833	32,126	745	719,820	364,204
Cost of investments sold	1,742	28,560	591	490,456	276,912
Net realized gain (loss) on sales of investments	91	3,566	154	229,364	87,292
Distributions from capital gains	218	35,114	—	46,745	5,018
Net change in unrealized appreciation (depreciation) of investments	(1,175)	91,875	798	1,214,224	73,982
Net gain (loss) on investments	(866)	130,555	952	1,490,333	166,292
Net increase (decrease) in net assets resulting from operations	$(103)	$127,643	$799	$1,424,644	$161,252

Year ended December 31, 2024 (continued)	Royce Micro-Cap, Invest Cl	Temp Global Bond, Cl 2	Third Ave VST Third Ave Value	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2
Investment income
Dividend income	$—	$—	$13,688	$33,492	$—
Variable account expenses	3,032	12,836	4,903	11,635	410,733
Investment income (loss) — net	(3,032)	(12,836)	8,785	21,857	(410,733)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	17,690	148,604	26,908	150,305	9,813,073
Cost of investments sold	17,486	184,947	19,511	132,847	6,130,361
Net realized gain (loss) on sales of investments	204	(36,343)	7,397	17,458	3,682,712
Distributions from capital gains	23,209	—	41,858	—	—
Net change in unrealized appreciation (depreciation) of investments	19,099	(107,158)	(73,406)	94,579	1,183,088
Net gain (loss) on investments	42,512	(143,501)	(24,151)	112,037	4,865,800
Net increase (decrease) in net assets resulting from operations	$39,480	$(156,337)	$(15,366)	$133,894	$4,455,067

See accompanying notes to financial statements.

32	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Operations

Year ended December 31, 2024 (continued)	VP Aggr, Cl 4	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	346,535	254,353	209,412	94,220	325,800
Investment income (loss) — net	(346,535)	(254,353)	(209,412)	(94,220)	(325,800)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	5,105,179	6,278,395	3,991,573	872,475	4,852,179
Cost of investments sold	2,251,081	5,522,168	3,328,364	709,881	4,010,190
Net realized gain (loss) on sales of investments	2,854,098	756,227	663,209	162,594	841,989
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	1,739,225	314,206	264,107	685,254	2,680,641
Net gain (loss) on investments	4,593,323	1,070,433	927,316	847,848	3,522,630
Net increase (decrease) in net assets resulting from operations	$4,246,788	$816,080	$717,904	$753,628	$3,196,830

Year ended December 31, 2024 (continued)	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	388,399	766,332	6,024,610	8,506,627	4,272,614
Investment income (loss) — net	(388,399)	(766,332)	(6,024,610)	(8,506,627)	(4,272,614)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	15,485,056	15,039,508	81,653,995	130,481,555	55,241,828
Cost of investments sold	13,897,100	12,369,558	54,739,755	89,571,325	36,110,741
Net realized gain (loss) on sales of investments	1,587,956	2,669,950	26,914,240	40,910,230	19,131,087
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	370,626	2,114,247	41,347,170	34,097,052	15,413,372
Net gain (loss) on investments	1,958,582	4,784,197	68,261,410	75,007,282	34,544,459
Net increase (decrease) in net assets resulting from operations	$1,570,183	$4,017,865	$62,236,800	$66,500,655	$30,271,845

Year ended December 31, 2024 (continued)	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	3,027,392	1,558,960	848,570	651,468	491,958
Investment income (loss) — net	(3,027,392)	(1,558,960)	(848,570)	(651,468)	(491,958)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	48,221,776	30,051,728	17,742,297	14,887,973	9,414,968
Cost of investments sold	24,549,129	18,616,199	8,276,350	11,312,117	5,890,249
Net realized gain (loss) on sales of investments	23,672,647	11,435,529	9,465,947	3,575,856	3,524,719
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	3,017,712	4,554,860	37,205	302,845	(330,217)
Net gain (loss) on investments	26,690,359	15,990,389	9,503,152	3,878,701	3,194,502
Net increase (decrease) in net assets resulting from operations	$23,662,967	$14,431,429	$8,654,582	$3,227,233	$2,702,544

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	33

Statement of Operations

Year ended December 31, 2024 (continued)	VP Ptnrs Core Bond, Cl 2	VP Ptnrs Core Eq, Cl 2	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Intl Core Eq, Cl 2	VP Ptnrs Intl Gro, Cl 2
Investment income
Dividend income	$51,525	$—	$—	$15,530	$10,996
Variable account expenses	16,009	8,102	12,144	17,033	26,430
Investment income (loss) — net	35,516	(8,102)	(12,144)	(1,503)	(15,434)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	99,526	338,772	249,716	154,865	204,843
Cost of investments sold	108,702	284,361	68,073	152,439	205,922
Net realized gain (loss) on sales of investments	(9,176)	54,411	181,643	2,426	(1,079)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(12,514)	123,992	84,521	52,048	(45,247)
Net gain (loss) on investments	(21,690)	178,403	266,164	54,474	(46,326)
Net increase (decrease) in net assets resulting from operations	$13,826	$170,301	$254,020	$52,971	$(61,760)

Year ended December 31, 2024 (continued)	VP Ptnrs Intl Val, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2
Investment income
Dividend income	$44,396	$—	$—	$—	$—
Variable account expenses	18,093	19,605	9,761	23,255	257,220
Investment income (loss) — net	26,303	(19,605)	(9,761)	(23,255)	(257,220)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	412,176	571,318	315,603	400,010	3,109,967
Cost of investments sold	385,601	443,560	247,468	182,946	2,691,151
Net realized gain (loss) on sales of investments	26,575	127,758	68,135	217,064	418,816
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	5,676	189,519	1,593	(27,769)	1,754,089
Net gain (loss) on investments	32,251	317,277	69,728	189,295	2,172,905
Net increase (decrease) in net assets resulting from operations	$58,554	$297,672	$59,967	$166,040	$1,915,685

Year ended December 31, 2024 (continued)	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	Wanger Acorn	Wanger Intl	WA Var Global Hi Yd Bond, Cl II
Investment income
Dividend income	$—	$—	$—	$68,949	$31,614
Variable account expenses	2,639,341	1,461,483	74,812	44,892	5,419
Investment income (loss) — net	(2,639,341)	(1,461,483)	(74,812)	24,057	26,195

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	28,209,267	15,449,922	1,500,827	1,059,609	132,734
Cost of investments sold	20,477,345	12,094,022	2,063,646	1,312,548	149,521
Net realized gain (loss) on sales of investments	7,731,922	3,355,900	(562,819)	(252,939)	(16,787)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	33,043,734	14,153,068	1,684,223	(225,531)	16,928
Net gain (loss) on investments	40,775,656	17,508,968	1,121,404	(478,470)	141
Net increase (decrease) in net assets resulting from operations	$38,136,315	$16,047,485	$1,046,592	$(454,413)	$26,336

See accompanying notes to financial statements.

34	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2024	AB VPS Dyn Asset Alloc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	AB VPS Relative Val, Cl B	AB VPS Sus Gbl Thematic, Cl B
Operations
Investment income (loss) — net	$(1,240)	$50,530	$(130,086)	$17,074	$(4,533)
Net realized gain (loss) on sales of investments	(20,143)	32,105	426,687	150,550	12,664
Distributions from capital gains	—	—	536,601	169,781	1,353
Net change in unrealized appreciation (depreciation) of investments	82,517	68,081	1,598,152	214,078	1,829
Net increase (decrease) in net assets resulting from operations	61,134	150,716	2,431,354	551,483	11,313

Contract transactions
Contract purchase payments	19,259	68,235	1,651,767	22,224	4,297
Net transfers(1)	(1,011)	17,515	(528,815)	(110,453)	143,236
Transfers for policy loans	5,753	(2,144)	1,242	12,541	1,322
Adjustments to net assets allocated to contracts in payment period	—	(553)	(12,138)	—	—
Contract charges	(182)	(4,561)	(1,850)	(2,430)	(433)
Contract terminations:
Surrender benefits	(106,453)	(454,511)	(768,646)	(539,317)	(35,291)
Death benefits	—	(21,461)	(52,961)	(162,979)	(3,762)
Increase (decrease) from transactions	(82,634)	(397,480)	288,599	(780,414)	109,369
Net assets at beginning of year	714,329	3,634,482	10,229,156	4,743,634	447,989
Net assets at end of year	$692,829	$3,387,718	$12,949,109	$4,514,703	$568,671

Accumulation unit activity
Units outstanding at beginning of year	548,802	2,181,158	1,824,422	1,281,867	148,617
Units purchased	17,847	60,892	470,735	20,106	46,570
Units redeemed	(80,276)	(284,856)	(404,641)	(206,622)	(13,530)
Units outstanding at end of year	486,373	1,957,194	1,890,516	1,095,351	181,657

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	35

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Allspg VT Index Asset Alloc, Cl 2	Allspg VT Opp, Cl 2	Allspg VT Sm Cap Gro, Cl 2	ALPS Alerian Engy Infr, Class III	BlackRock Adv SMID Cap VI, Cl III
Operations
Investment income (loss) — net	$11,083	$(25,606)	$(44,157)	$55,651	$1,659
Net realized gain (loss) on sales of investments	78,771	21,805	(104,648)	290,381	2,447
Distributions from capital gains	145,276	286,964	—	64,109	—
Net change in unrealized appreciation (depreciation) of investments	77,427	84,922	871,841	353,918	28,418
Net increase (decrease) in net assets resulting from operations	312,557	368,085	723,036	764,059	32,524

Contract transactions
Contract purchase payments	31,317	72,393	84,383	95,301	44,012
Net transfers(1)	18,527	161,603	36,849	(305,628)	5,042
Transfers for policy loans	82	(53)	669	254	—
Adjustments to net assets allocated to contracts in payment period	—	(8,396)	—	—	—
Contract charges	(1,325)	(688)	(1,408)	(520)	(13)
Contract terminations:
Surrender benefits	(476,527)	(177,020)	(489,045)	(323,569)	(10,989)
Death benefits	—	(6,216)	(41,960)	(6,011)	—
Increase (decrease) from transactions	(427,926)	41,623	(410,512)	(540,173)	38,052
Net assets at beginning of year	2,385,922	2,553,302	4,170,139	2,021,816	293,185
Net assets at end of year	$2,270,553	$2,963,010	$4,482,663	$2,245,702	$363,761

Accumulation unit activity
Units outstanding at beginning of year	670,071	501,968	1,054,076	1,617,247	258,154
Units purchased	38,553	47,527	53,117	91,752	40,970
Units redeemed	(146,096)	(44,378)	(141,018)	(422,820)	(9,143)
Units outstanding at end of year	562,528	505,117	966,175	1,286,179	289,981

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

36	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	BlackRock Global Alloc, Cl III	BNY Mellon Sus US Eq, Serv	Calvert VP SRI Bal, Cl F	Calvert VP SRI Bal, Cl I	CB Var Sm Cap Gro, Cl I
Operations
Investment income (loss) — net	$(13,672)	$(527)	$3,887	$19,992	$(4,101)
Net realized gain (loss) on sales of investments	(62,653)	1,020	3,589	35,355	704
Distributions from capital gains	577,014	514	7,997	38,915	15,348
Net change in unrealized appreciation (depreciation) of investments	(3,796)	14,670	46,604	277,110	2,390
Net increase (decrease) in net assets resulting from operations	496,893	15,677	62,077	371,372	14,341

Contract transactions
Contract purchase payments	334,178	5,948	20,171	6,032	10,979
Net transfers(1)	357,798	(1,825)	87,024	53,956	(25,397)
Transfers for policy loans	(50,888)	—	—	950	(4,073)
Adjustments to net assets allocated to contracts in payment period	(14,801)	—	—	—	—
Contract charges	(1,008)	—	(27)	(643)	(259)
Contract terminations:
Surrender benefits	(488,508)	(2,085)	(15,346)	(78,301)	(3,493)
Death benefits	(21,843)	—	—	(2,178)	(8,616)
Increase (decrease) from transactions	114,928	2,038	91,822	(20,184)	(30,859)
Net assets at beginning of year	6,170,764	64,422	314,805	1,948,989	471,751
Net assets at end of year	$6,782,585	$82,137	$468,704	$2,300,177	$455,233

Accumulation unit activity
Units outstanding at beginning of year	3,690,319	54,649	287,754	741,769	132,735
Units purchased	525,626	4,858	89,024	31,854	3,423
Units redeemed	(410,584)	(2,722)	(12,562)	(33,854)	(12,778)
Units outstanding at end of year	3,805,361	56,785	364,216	739,769	123,380

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	37

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Bal, Cl 2	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 2
Operations
Investment income (loss) — net	$(171,301)	$(567,114)	$14,425	$(72,886)	$(36,172)
Net realized gain (loss) on sales of investments	165,929	3,111,475	(41,213)	646,005	349,662
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	1,835,029	3,931,282	62,300	726,406	389,132
Net increase (decrease) in net assets resulting from operations	1,829,657	6,475,643	35,512	1,299,525	702,622

Contract transactions
Contract purchase payments	4,471,861	610,992	31,031	648,337	133,028
Net transfers(1)	83,492	2,032,130	(13,549)	72,438	81,339
Transfers for policy loans	(7,805)	(31,856)	—	(15,006)	1,849
Adjustments to net assets allocated to contracts in payment period	—	(21,749)	—	—	—
Contract charges	(42,055)	(12,899)	(146)	(678)	(2,067)
Contract terminations:
Surrender benefits	(551,740)	(5,298,819)	(88,431)	(710,994)	(363,537)
Death benefits	(167,715)	(844,754)	—	(213,033)	(29,950)
Increase (decrease) from transactions	3,786,038	(3,566,955)	(71,095)	(218,936)	(179,338)
Net assets at beginning of year	12,875,516	49,684,729	658,204	6,034,466	3,181,537
Net assets at end of year	$18,491,211	$52,593,417	$622,621	$7,115,055	$3,704,821

Accumulation unit activity
Units outstanding at beginning of year	12,308,097	16,441,526	870,342	1,860,137	678,151
Units purchased	4,020,375	1,160,799	76,196	261,255	107,115
Units redeemed	(691,497)	(2,201,659)	(169,941)	(323,381)	(148,368)
Units outstanding at end of year	15,636,975	15,400,666	776,597	1,798,011	636,898

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

38	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2
Operations
Investment income (loss) — net	$(217,376)	$(71,952)	$(208,264)	$40,353	$(354)
Net realized gain (loss) on sales of investments	1,390,912	287,121	1,589,009	(33,623)	(172,753)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	3,077,812	598,487	1,372,666	45,171	285,176
Net increase (decrease) in net assets resulting from operations	4,251,348	813,656	2,753,411	51,901	112,069

Contract transactions
Contract purchase payments	95,493	790,027	202,767	7,919	112,632
Net transfers(1)	(153,041)	196,190	371,403	(60,384)	(21,589)
Transfers for policy loans	(2,455)	599	12,219	—	—
Adjustments to net assets allocated to contracts in payment period	(20,021)	—	(11,604)	—	—
Contract charges	(13,263)	(7,957)	(11,795)	(61)	(3,284)
Contract terminations:
Surrender benefits	(1,330,985)	(640,061)	(1,633,362)	(76,712)	(193,760)
Death benefits	(148,352)	(38,072)	(422,983)	—	—
Increase (decrease) from transactions	(1,572,624)	300,726	(1,493,355)	(129,238)	(106,001)
Net assets at beginning of year	17,906,251	5,830,278	19,916,112	1,084,456	2,565,820
Net assets at end of year	$20,584,975	$6,944,660	$21,176,168	$1,007,119	$2,571,888

Accumulation unit activity
Units outstanding at beginning of year	4,412,270	1,943,382	5,005,618	1,068,129	2,046,111
Units purchased	25,908	374,923	160,878	43,688	105,700
Units redeemed	(359,247)	(280,642)	(484,165)	(168,831)	(188,171)
Units outstanding at end of year	4,078,931	2,037,663	4,682,331	942,986	1,963,640

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	39

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 2	Col VP Global Strategic Inc, Cl 3	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3
Operations
Investment income (loss) — net	$5,697	$21,344	$58,396	$599,737	$305,996
Net realized gain (loss) on sales of investments	(235,437)	(8,428)	(94,263)	1	6
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	405,952	11,648	92,201	(1)	(7)
Net increase (decrease) in net assets resulting from operations	176,212	24,564	56,334	599,737	305,995

Contract transactions
Contract purchase payments	50,082	113,715	25,191	1,628,167	389,712
Net transfers(1)	7,840	47,997	192,914	(1,903,839)	1,525,090
Transfers for policy loans	7,187	—	(190)	(27,788)	3,770
Adjustments to net assets allocated to contracts in payment period	(1,100)	—	(66)	—	13,389
Contract charges	(4,928)	(128)	(4,992)	(5,645)	(6,207)
Contract terminations:
Surrender benefits	(412,682)	(51,821)	(191,251)	(2,254,535)	(1,102,445)
Death benefits	(184,998)	(7,751)	(143,928)	(139,364)	(53,548)
Increase (decrease) from transactions	(538,599)	102,012	(122,322)	(2,703,004)	769,761
Net assets at beginning of year	4,052,503	1,090,791	2,469,210	16,428,229	7,554,899
Net assets at end of year	$3,690,116	$1,217,367	$2,403,222	$14,324,962	$8,630,655

Accumulation unit activity
Units outstanding at beginning of year	1,651,637	1,150,482	1,623,472	16,946,114	6,988,743
Units purchased	47,028	166,909	135,278	5,146,890	1,760,059
Units redeemed	(286,606)	(62,018)	(230,445)	(7,484,441)	(1,093,727)
Units outstanding at end of year	1,412,059	1,255,373	1,528,305	14,608,563	7,655,075

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

40	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2
Operations
Investment income (loss) — net	$232,849	$241,156	$165,451	$195,777	$233,181
Net realized gain (loss) on sales of investments	(22,385)	(51,478)	(78,522)	(182,322)	(99,367)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	64,073	102,489	83,610	192,171	(89,516)
Net increase (decrease) in net assets resulting from operations	274,537	292,167	170,539	205,626	44,298

Contract transactions
Contract purchase payments	970,576	31,591	399,887	33,706	840,263
Net transfers(1)	231,151	51,035	(19,748)	421,952	273,479
Transfers for policy loans	(4,938)	754	4,760	(1,872)	9,156
Adjustments to net assets allocated to contracts in payment period	—	(3,228)	—	(1,604)	—
Contract charges	(2,002)	(2,213)	(991)	(6,922)	(14,884)
Contract terminations:
Surrender benefits	(373,658)	(549,390)	(377,975)	(417,435)	(332,240)
Death benefits	—	(51,079)	(22,102)	(268,832)	(41,553)
Increase (decrease) from transactions	821,129	(522,530)	(16,169)	(241,007)	734,221
Net assets at beginning of year	4,478,505	5,298,350	3,757,141	4,263,405	6,040,721
Net assets at end of year	$5,574,171	$5,067,987	$3,911,511	$4,228,024	$6,819,240

Accumulation unit activity
Units outstanding at beginning of year	2,523,962	1,734,598	2,123,991	1,787,666	5,019,940
Units purchased	771,839	34,528	280,613	196,760	1,242,815
Units redeemed	(319,253)	(206,637)	(294,845)	(290,509)	(634,034)
Units outstanding at end of year	2,976,548	1,562,489	2,109,759	1,693,917	5,628,721

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	41

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 2	Col VP Lg Cap Index, Cl 3
Operations
Investment income (loss) — net	$401,100	$(97,177)	$(40,680)	$(323,023)	$(833,501)
Net realized gain (loss) on sales of investments	(266,886)	566,466	545,130	452,102	6,300,521
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(33,702)	1,827,279	716,195	5,745,357	11,563,816
Net increase (decrease) in net assets resulting from operations	100,512	2,296,568	1,220,645	5,874,436	17,030,836

Contract transactions
Contract purchase payments	60,981	836,728	74,306	15,870,486	3,134,760
Net transfers(1)	456,641	210,772	33,542	1,443,557	1,556,226
Transfers for policy loans	7,212	67	(2,978)	(92,814)	(10,893)
Adjustments to net assets allocated to contracts in payment period	(4,196)	—	—	—	—
Contract charges	(16,784)	(13,906)	(4,219)	(49,809)	(18,884)
Contract terminations:
Surrender benefits	(726,134)	(454,611)	(631,661)	(1,491,461)	(9,997,992)
Death benefits	(349,175)	(327,429)	(33,187)	(190,482)	(319,098)
Increase (decrease) from transactions	(571,455)	251,621	(564,197)	15,489,477	(5,655,881)
Net assets at beginning of year	10,923,998	7,517,940	4,309,905	20,353,028	73,880,087
Net assets at end of year	$10,453,055	$10,066,129	$4,966,353	$41,716,941	$85,255,042

Accumulation unit activity
Units outstanding at beginning of year	6,273,479	1,465,047	1,468,438	17,793,877	18,550,688
Units purchased	295,236	225,348	41,152	17,831,407	1,080,285
Units redeemed	(615,672)	(176,292)	(219,954)	(5,948,429)	(2,363,652)
Units outstanding at end of year	5,953,043	1,514,103	1,289,636	29,676,855	17,267,321

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

42	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/ Cr Bond, Cl 2	Col VP Overseas Core, Cl 2	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Eq, Cl 2
Operations
Investment income (loss) — net	$91,675	$40,786	$37,672	$94,261	$(6,057)
Net realized gain (loss) on sales of investments	(5,687)	(64,595)	374	26,299	5,660
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	42,653	(35,993)	(27,486)	(50,003)	99,123
Net increase (decrease) in net assets resulting from operations	128,641	(59,802)	10,560	70,557	98,726

Contract transactions
Contract purchase payments	283,915	174,512	617,841	23,754	458,799
Net transfers(1)	106,506	(287,861)	91,606	(4,605)	3,429
Transfers for policy loans	—	634	—	1,461	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	(2,259)	—
Contract charges	(8,123)	(244)	(898)	(1,249)	—
Contract terminations:
Surrender benefits	(338,927)	(34,527)	(38,641)	(254,583)	(1,902)
Death benefits	(199,404)	—	(13,150)	(53,933)	—
Increase (decrease) from transactions	(156,033)	(147,486)	656,758	(291,414)	460,326
Net assets at beginning of year	3,846,560	1,387,529	1,091,693	2,949,760	228,051
Net assets at end of year	$3,819,168	$1,180,241	$1,759,011	$2,728,903	$787,103

Accumulation unit activity
Units outstanding at beginning of year	3,415,010	1,358,851	602,798	1,571,357	195,723
Units purchased	436,066	483,064	412,453	26,399	373,049
Units redeemed	(575,120)	(612,251)	(40,307)	(175,630)	(15,778)
Units outstanding at end of year	3,275,956	1,229,664	974,944	1,422,126	552,994

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	43

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Gro, Cl 2	Col VP Select Mid Cap Gro, Cl 3	Col VP Select Mid Cap Val, Cl 2
Operations
Investment income (loss) — net	$(48,717)	$(8,015)	$(30,420)	$(42,130)	$(33,731)
Net realized gain (loss) on sales of investments	130,040	63,653	64,837	197,492	150,191
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	384,405	29,728	515,991	588,868	202,284
Net increase (decrease) in net assets resulting from operations	465,728	85,366	550,408	744,230	318,744

Contract transactions
Contract purchase payments	420,224	10,869	262,867	91,288	125,352
Net transfers(1)	188,866	105,874	(31,212)	202,125	201,631
Transfers for policy loans	36	81	—	(1,895)	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	(1,503)	—
Contract charges	(14,981)	(599)	(6,170)	(1,046)	(5,372)
Contract terminations:
Surrender benefits	(191,131)	(131,804)	(82,988)	(165,811)	(309,365)
Death benefits	(16,261)	—	(35,981)	(35,551)	(12,466)
Increase (decrease) from transactions	386,753	(15,579)	106,516	87,607	(220)
Net assets at beginning of year	3,905,366	793,494	2,408,592	3,329,147	2,768,446
Net assets at end of year	$4,757,847	$863,281	$3,065,516	$4,160,984	$3,086,970

Accumulation unit activity
Units outstanding at beginning of year	1,238,567	224,008	731,105	973,707	793,023
Units purchased	370,727	41,365	74,112	81,039	106,725
Units redeemed	(272,450)	(47,179)	(43,054)	(71,900)	(107,060)
Units outstanding at end of year	1,336,844	218,194	762,163	982,846	792,688

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

44	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3	Col VP Sel Gbl Tech, Cl 2	Col VP Sm Cap Val, Cl 2
Operations
Investment income (loss) — net	$(15,961)	$(16,237)	$(12,502)	$(8,610)	$(478)
Net realized gain (loss) on sales of investments	278,297	46,250	104,100	4,516	163
Distributions from capital gains	—	—	—	69,638	4,068
Net change in unrealized appreciation (depreciation) of investments	(73,108)	141,804	80,094	125,356	3,739
Net increase (decrease) in net assets resulting from operations	189,228	171,817	171,692	190,900	7,492

Contract transactions
Contract purchase payments	19,630	30,735	23,548	567,702	38,188
Net transfers(1)	(54,400)	(33,291)	35,658	(1,833)	124,210
Transfers for policy loans	(5,451)	—	591	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	(373)	—	—
Contract charges	(1,244)	(2,137)	(664)	(8)	(7)
Contract terminations:
Surrender benefits	(330,613)	(46,744)	(186,561)	(1,735)	(921)
Death benefits	(21,932)	(5,906)	(3,970)	(8,409)	(7,751)
Increase (decrease) from transactions	(394,010)	(57,343)	(131,771)	555,717	153,719
Net assets at beginning of year	1,705,627	1,392,463	1,419,055	536,914	30,030
Net assets at end of year	$1,500,845	$1,506,937	$1,458,976	$1,283,531	$191,241

Accumulation unit activity
Units outstanding at beginning of year	460,182	511,122	378,726	435,692	24,219
Units purchased	7,709	116,578	16,655	411,226	131,969
Units redeemed	(97,772)	(134,399)	(46,020)	(13,324)	(7,323)
Units outstanding at end of year	370,119	493,301	349,361	833,594	148,865

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	45

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3	CS Commodity Return, Cl 1	CTIVP AC Div Bond, Cl 2
Operations
Investment income (loss) — net	$161,714	$91,562	$45,850	$9,428	$46,949
Net realized gain (loss) on sales of investments	(58,937)	(29,595)	(63,118)	(45,319)	(16,345)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	45,843	111,883	29,226	52,793	(23,989)
Net increase (decrease) in net assets resulting from operations	148,620	173,850	11,958	16,902	6,615

Contract transactions
Contract purchase payments	1,075,923	3,767,471	18,652	16,006	16,619
Net transfers(1)	562,074	(2,478,160)	(14,018)	(425)	80,677
Transfers for policy loans	(1,283)	—	1,747	(1,225)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(415)	(3,794)	(1,871)	(393)	(6,742)
Contract terminations:
Surrender benefits	(346,995)	(82,732)	(271,833)	(61,359)	(24,153)
Death benefits	(45,154)	(3,923)	(81,434)	(3,295)	—
Increase (decrease) from transactions	1,244,150	1,198,862	(348,757)	(50,691)	66,401
Net assets at beginning of year	4,011,703	1,369,764	2,161,063	440,387	1,580,880
Net assets at end of year	$5,404,473	$2,742,476	$1,824,264	$406,598	$1,653,896

Accumulation unit activity
Units outstanding at beginning of year	3,224,170	1,364,566	1,700,722	709,269	1,399,907
Units purchased	1,864,752	5,367,688	20,715	41,384	118,057
Units redeemed	(880,730)	(4,032,118)	(292,716)	(119,072)	(60,793)
Units outstanding at end of year	4,208,192	2,700,136	1,428,721	631,581	1,457,171

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

46	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP CenterSquare Real Est, Cl 2	CTIVP MFS Val, Cl 2	CTIVP Prin Blue Chip Gro, Cl 1
Operations
Investment income (loss) — net	$9,514	$23,181	$14,838	$(63,410)	$(51,952)
Net realized gain (loss) on sales of investments	(68,321)	(132,419)	(39,825)	256,778	619,876
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	27,634	65,001	118,128	317,182	446,057
Net increase (decrease) in net assets resulting from operations	(31,173)	(44,237)	93,141	510,550	1,013,981

Contract transactions
Contract purchase payments	25,871	23,406	41,785	1,269,610	23,530
Net transfers(1)	(8,923)	180,982	(60,648)	273,493	(129,349)
Transfers for policy loans	—	446	—	(674)	833
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(135)	(8,452)	(109)	(1,396)	(4,903)
Contract terminations:
Surrender benefits	(141,237)	(198,115)	(62,771)	(281,007)	(626,993)
Death benefits	(16,386)	(108,008)	(9,886)	(60,127)	(118,258)
Increase (decrease) from transactions	(140,810)	(109,741)	(91,629)	1,199,899	(855,140)
Net assets at beginning of year	1,431,228	2,413,499	1,131,631	4,911,732	5,252,785
Net assets at end of year	$1,259,245	$2,259,521	$1,133,143	$6,622,181	$5,411,626

Accumulation unit activity
Units outstanding at beginning of year	1,195,683	1,665,163	524,729	1,408,038	1,972,779
Units purchased	42,077	142,258	17,655	510,266	8,333
Units redeemed	(159,864)	(218,069)	(60,801)	(151,997)	(291,016)
Units outstanding at end of year	1,077,896	1,589,352	481,583	1,766,307	1,690,096

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	47

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	CTIVP Prin Blue Chip Gro, Cl 2	CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP TCW Core Plus Bond, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 3
Operations
Investment income (loss) — net	$(32,967)	$(46,315)	$68,237	$(67,771)	$(9,555)
Net realized gain (loss) on sales of investments	166,077	243,994	(4,974)	332,914	104,504
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	391,449	233,244	(57,283)	244,704	(16,566)
Net increase (decrease) in net assets resulting from operations	524,559	430,923	5,980	509,847	78,383

Contract transactions
Contract purchase payments	260,984	211,088	167,724	683,860	10,100
Net transfers(1)	66,273	136,256	(399,690)	(424,740)	35,631
Transfers for policy loans	27	(934)	—	(6,449)	1,237
Adjustments to net assets allocated to contracts in payment period	—	97	—	92	(1,517)
Contract charges	(1,099)	(1,300)	(6,348)	(4,021)	(730)
Contract terminations:
Surrender benefits	(190,705)	(306,927)	(37,909)	(381,226)	(205,421)
Death benefits	(15,277)	(401,694)	—	(54,564)	—
Increase (decrease) from transactions	120,203	(363,414)	(276,223)	(187,048)	(160,700)
Net assets at beginning of year	2,611,800	4,162,716	2,224,510	6,128,825	1,055,484
Net assets at end of year	$3,256,562	$4,230,225	$1,954,267	$6,451,624	$973,167

Accumulation unit activity
Units outstanding at beginning of year	593,251	1,351,868	2,117,402	1,474,591	235,167
Units purchased	79,612	126,295	362,907	154,257	13,130
Units redeemed	(56,168)	(235,845)	(640,888)	(197,529)	(47,792)
Units outstanding at end of year	616,695	1,242,318	1,839,421	1,431,319	200,505

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

48	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	CTIVP Westfield Mid Cap Gro, Cl 2	CTIVP Westfield Sel Lg Cp Gr, Cl 2	CVT EAFE Intl Index, Cl F	CVT Nasdaq 100 Index, Cl F	CVT Russ 2000 Sm Cap Ind, Cl F
Operations
Investment income (loss) — net	$(13,773)	$(13,564)	$10,957	$(20,145)	$2,699
Net realized gain (loss) on sales of investments	98,199	32,218	2,126	36,053	6,567
Distributions from capital gains	—	—	—	401,689	16,194
Net change in unrealized appreciation (depreciation) of investments	112,491	277,019	(17,400)	396,603	37,442
Net increase (decrease) in net assets resulting from operations	196,917	295,673	(4,317)	814,200	62,902

Contract transactions
Contract purchase payments	30,551	18,800	155,293	3,476,217	267,004
Net transfers(1)	(51,305)	(74,499)	121,333	354,910	82,467
Transfers for policy loans	—	(1,363)	365	(10,377)	(1,322)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(921)	(1,111)	(27)	(2,918)	(24)
Contract terminations:
Surrender benefits	(73,715)	(100,078)	(23,187)	(128,354)	(56,208)
Death benefits	(12,225)	(38,729)	—	(625)	—
Increase (decrease) from transactions	(107,615)	(196,980)	253,777	3,688,853	291,917
Net assets at beginning of year	1,272,171	1,262,646	352,347	2,114,426	506,775
Net assets at end of year	$1,361,473	$1,361,339	$601,807	$6,617,479	$861,594

Accumulation unit activity
Units outstanding at beginning of year	322,733	315,290	306,548	1,631,922	462,020
Units purchased	17,497	4,883	259,155	4,284,402	337,007
Units redeemed	(43,923)	(50,834)	(47,629)	(1,768,771)	(81,868)
Units outstanding at end of year	296,307	269,339	518,074	4,147,553	717,159

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	49

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating- Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Emer Mkts, Serv Cl 2	Fid VIP Energy, Serv Cl 2
Operations
Investment income (loss) — net	$20,320	$370,688	$(492,760)	$173	$5,656
Net realized gain (loss) on sales of investments	(3,706)	(20,982)	3,311,139	478	4,538
Distributions from capital gains	559	—	6,070,891	—	—
Net change in unrealized appreciation (depreciation) of investments	21,566	(366)	4,329,707	4,314	2,125
Net increase (decrease) in net assets resulting from operations	38,739	349,340	13,218,977	4,965	12,319

Contract transactions
Contract purchase payments	297,722	770,445	3,557,514	37,908	44,495
Net transfers(1)	15,336	(64,063)	1,820,025	967	17,941
Transfers for policy loans	—	(10,134)	(71,763)	—	—
Adjustments to net assets allocated to contracts in payment period	—	(509)	—	—	—
Contract charges	(113)	(6,632)	(17,037)	(7)	(13)
Contract terminations:
Surrender benefits	(47,943)	(494,895)	(7,326,192)	(573)	(6,950)
Death benefits	(10,977)	(69,888)	(1,179,934)	—	—
Increase (decrease) from transactions	254,025	124,324	(3,217,387)	38,295	55,473
Net assets at beginning of year	838,122	5,119,367	42,053,541	46,491	425,857
Net assets at end of year	$1,130,886	$5,593,031	$52,055,131	$89,751	$493,649

Accumulation unit activity
Units outstanding at beginning of year	723,881	3,253,255	10,252,147	44,059	366,270
Units purchased	323,984	501,343	1,137,870	36,390	210,764
Units redeemed	(104,288)	(432,536)	(1,709,979)	(1,171)	(165,154)
Units outstanding at end of year	943,577	3,322,062	9,680,038	79,278	411,880

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

50	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Gro Opp, Serv Cl 2	Fid VIP Intl Cap Appr, Serv Cl 2	Fid VIP Invest Gr, Serv Cl 2
Operations
Investment income (loss) — net	$4,375	$28,381	$(10,290)	$(851)	$45,058
Net realized gain (loss) on sales of investments	36,836	486,464	22,385	2,029	3,570
Distributions from capital gains	58,294	579,560	—	—	—
Net change in unrealized appreciation (depreciation) of investments	62,160	478,262	289,156	11,937	(34,750)
Net increase (decrease) in net assets resulting from operations	161,665	1,572,667	301,251	13,115	13,878

Contract transactions
Contract purchase payments	3,548	369,993	262,894	132,289	703,914
Net transfers(1)	14,998	73,924	9,536	12,463	52,078
Transfers for policy loans	817	14,160	—	(2,294)	(20,277)
Adjustments to net assets allocated to contracts in payment period	—	(9,909)	—	—	—
Contract charges	(254)	(4,026)	(57)	(5)	(25)
Contract terminations:
Surrender benefits	(53,074)	(864,135)	(12,564)	(2,676)	(65,224)
Death benefits	(51,410)	(61,997)	—	—	—
Increase (decrease) from transactions	(85,375)	(481,990)	259,809	139,777	670,466
Net assets at beginning of year	826,940	7,646,412	668,400	189,584	1,334,802
Net assets at end of year	$903,230	$8,737,089	$1,229,460	$342,476	$2,019,146

Accumulation unit activity
Units outstanding at beginning of year	219,488	2,172,511	550,863	162,041	1,338,694
Units purchased	4,858	321,614	225,996	119,109	877,670
Units redeemed	(26,243)	(268,206)	(36,513)	(6,447)	(200,427)
Units outstanding at end of year	198,103	2,225,919	740,346	274,703	2,015,937

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	51

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2
Operations
Investment income (loss) — net	$(7,545)	$(170,590)	$1,558	$11,055	$270,423
Net realized gain (loss) on sales of investments	29,473	644,436	4,659	115,231	(51,971)
Distributions from capital gains	225,857	3,505,495	9,868	110,491	—
Net change in unrealized appreciation (depreciation) of investments	15,251	(107,317)	(7,093)	(141,253)	228,610
Net increase (decrease) in net assets resulting from operations	263,036	3,872,024	8,992	95,524	447,062

Contract transactions
Contract purchase payments	7,506	1,931,341	2,462	44,491	1,209,292
Net transfers(1)	(159)	(144,503)	1,264	208,151	699,365
Transfers for policy loans	—	14,582	—	5,535	3,685
Adjustments to net assets allocated to contracts in payment period	—	(5,942)	—	1,150	20,315
Contract charges	(441)	(11,661)	(33)	(1,153)	(3,114)
Contract terminations:
Surrender benefits	(109,835)	(3,261,452)	(13,632)	(380,589)	(597,733)
Death benefits	(1,974)	(171,018)	—	(2,408)	(140,548)
Increase (decrease) from transactions	(104,903)	(1,648,653)	(9,939)	(124,823)	1,191,262
Net assets at beginning of year	1,625,242	24,436,367	209,014	2,332,892	9,249,799
Net assets at end of year	$1,783,375	$26,659,738	$208,067	$2,303,593	$10,888,123

Accumulation unit activity
Units outstanding at beginning of year	261,891	4,900,868	99,668	932,303	7,687,076
Units purchased	1,514	719,663	1,889	99,163	1,555,861
Units redeemed	(16,240)	(833,329)	(6,138)	(156,106)	(628,393)
Units outstanding at end of year	247,165	4,787,202	95,419	875,360	8,614,544

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

52	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Inc, Cl 4	Frank Mutual Gbl Dis, Cl 4	Frank Mutual Shares, Cl 2
Operations
Investment income (loss) — net	$19,125	$182,133	$29,253	$576	$68,726
Net realized gain (loss) on sales of investments	(54,744)	(33,619)	(1,054)	10	(46,716)
Distributions from capital gains	—	18,977	3,141	4,972	151,745
Net change in unrealized appreciation (depreciation) of investments	14,657	89,395	9,912	(5,149)	597,274
Net increase (decrease) in net assets resulting from operations	(20,962)	256,886	41,252	409	771,029

Contract transactions
Contract purchase payments	44,029	11,727	175,128	37,105	66,816
Net transfers(1)	18,887	82,274	5,043	(7)	(15,559)
Transfers for policy loans	5,359	371	365	—	10,179
Adjustments to net assets allocated to contracts in payment period	(777)	—	—	—	—
Contract charges	(1,493)	(838)	(75)	—	(3,004)
Contract terminations:
Surrender benefits	(182,931)	(445,429)	(72,646)	—	(1,526,326)
Death benefits	(40,541)	(141,597)	—	—	(119,122)
Increase (decrease) from transactions	(157,467)	(493,492)	107,815	37,098	(1,587,016)
Net assets at beginning of year	2,066,562	4,573,952	715,860	31,285	7,816,731
Net assets at end of year	$1,888,133	$4,337,346	$864,927	$68,792	$7,000,744

Accumulation unit activity
Units outstanding at beginning of year	898,252	2,931,079	688,985	25,447	3,048,196
Units purchased	33,328	107,537	172,800	29,929	42,844
Units redeemed	(110,313)	(418,965)	(75,932)	—	(619,867)
Units outstanding at end of year	821,267	2,619,651	785,853	55,376	2,471,173

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	53

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Frank Sm Cap Val, Cl 2	Frank Sm Cap Val, Cl 4	GS VIT Mid Cap Val, Inst	GS VIT Multi- Strategy Alt, Advisor	GS VIT Multi- Strategy Alt, Serv
Operations
Investment income (loss) — net	$(3,966)	$(2,730)	$5,113	$8,814	$2,441
Net realized gain (loss) on sales of investments	(96,959)	2,198	93,871	(1,128)	—
Distributions from capital gains	171,870	10,959	358,077	—	—
Net change in unrealized appreciation (depreciation) of investments	677,219	47,736	246,263	3,613	(394)
Net increase (decrease) in net assets resulting from operations	748,164	58,163	703,324	11,299	2,047

Contract transactions
Contract purchase payments	157,028	288,472	36,998	—	19,143
Net transfers(1)	(140,881)	40,489	(132,694)	16,368	15,378
Transfers for policy loans	(96)	—	(18,311)	—	—
Adjustments to net assets allocated to contracts in payment period	(1,215)	—	(6,194)	—	—
Contract charges	(3,045)	(7)	(5,221)	(42)	(2)
Contract terminations:
Surrender benefits	(1,041,809)	(15,089)	(775,226)	(17,170)	(156)
Death benefits	(237,497)	—	(84,070)	(11,809)	—
Increase (decrease) from transactions	(1,267,515)	313,865	(984,718)	(12,653)	34,363
Net assets at beginning of year	7,578,688	408,236	6,555,625	595,281	94,830
Net assets at end of year	$7,059,337	$780,264	$6,274,231	$593,927	$131,240

Accumulation unit activity
Units outstanding at beginning of year	1,668,433	370,424	943,755	600,131	91,566
Units purchased	33,627	284,741	4,858	23,331	33,013
Units redeemed	(320,602)	(12,891)	(141,399)	(36,030)	(2)
Units outstanding at end of year	1,381,458	642,274	807,214	587,432	124,577

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

54	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	GS VIT Sm Cap Eq Insights, Inst	GS VIT Sm Cap Eq Insights, Serv	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II
Operations
Investment income (loss) — net	$139	$(291)	$(10,816)	$(2,179)	$(18,384)
Net realized gain (loss) on sales of investments	1,087	2,091	192,951	13,500	113,173
Distributions from capital gains	12,785	13,201	517,762	—	—
Net change in unrealized appreciation (depreciation) of investments	11,917	9,223	223,933	64,644	482,595
Net increase (decrease) in net assets resulting from operations	25,928	24,224	923,830	75,965	577,384

Contract transactions
Contract purchase payments	119	28,316	26,356	4,013	8,074
Net transfers(1)	—	(2,398)	(146,538)	(1,004)	(117,799)
Transfers for policy loans	—	365	—	—	(518)
Adjustments to net assets allocated to contracts in payment period	—	—	(2,785)	—	—
Contract charges	(34)	(22)	(5,530)	(102)	(5,556)
Contract terminations:
Surrender benefits	(7,311)	(6,657)	(533,144)	(56,679)	(255,632)
Death benefits	(17,882)	—	(67,521)	—	(85,428)
Increase (decrease) from transactions	(25,108)	19,604	(729,162)	(53,772)	(456,859)
Net assets at beginning of year	163,587	119,190	3,692,790	252,388	1,850,566
Net assets at end of year	$164,407	$163,018	$3,887,458	$274,581	$1,971,091

Accumulation unit activity
Units outstanding at beginning of year	38,588	105,850	966,961	67,265	512,244
Units purchased	27	26,290	6,278	925	1,697
Units redeemed	(5,782)	(8,908)	(175,930)	(13,370)	(105,154)
Units outstanding at end of year	32,833	123,232	797,309	54,820	408,787

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	55

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Core Plus Bond, Ser II	Invesco VI Dis Mid Cap Gro, Ser I
Operations
Investment income (loss) — net	$66,541	$22,368	$(33,565)	$12,804	$(6,179)
Net realized gain (loss) on sales of investments	(24,584)	198,110	72,296	185	(2,432)
Distributions from capital gains	—	286,209	506,569	—	—
Net change in unrealized appreciation (depreciation) of investments	(11,184)	38,414	726,794	(7,733)	162,376
Net increase (decrease) in net assets resulting from operations	30,773	545,101	1,272,094	5,256	153,765

Contract transactions
Contract purchase payments	21,456	57,383	18,852	63,805	6,118
Net transfers(1)	34,922	(213,792)	(2,674)	26,094	(3,522)
Transfers for policy loans	—	3,684	2,535	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	(4,954)	—	—
Contract charges	(159)	(9,165)	(1,512)	(9)	(255)
Contract terminations:
Surrender benefits	(28,594)	(413,180)	(329,714)	(1,816)	(42,458)
Death benefits	—	(59,662)	(43,903)	—	—
Increase (decrease) from transactions	27,625	(634,732)	(361,370)	88,074	(40,117)
Net assets at beginning of year	1,323,368	4,181,883	5,424,654	421,924	677,733
Net assets at end of year	$1,381,766	$4,092,252	$6,335,378	$515,254	$791,381

Accumulation unit activity
Units outstanding at beginning of year	1,040,856	1,203,667	1,102,150	426,808	495,319
Units purchased	106,458	19,892	3,989	88,321	3,905
Units redeemed	(85,826)	(183,026)	(67,818)	(1,772)	(29,921)
Units outstanding at end of year	1,061,488	1,040,533	1,038,321	513,357	469,303

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

56	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Invesco VI Dis Mid Cap Gro, Ser II	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II	Invesco VI EQV Intl Eq, Ser II	Invesco VI Global, Ser II
Operations
Investment income (loss) — net	$(3,956)	$2,356	$2,222	$7,590	$(85,035)
Net realized gain (loss) on sales of investments	(19,285)	70,277	1,867	37,859	82,384
Distributions from capital gains	—	17,534	12,665	8,439	491,826
Net change in unrealized appreciation (depreciation) of investments	101,295	(13,700)	17,106	(45,729)	625,536
Net increase (decrease) in net assets resulting from operations	78,054	76,467	33,860	8,159	1,114,711

Contract transactions
Contract purchase payments	14,001	3,258	6,892	12,308	266,036
Net transfers(1)	(9,850)	(50,026)	(5,303)	(153,074)	252,165
Transfers for policy loans	—	59	—	851	(6,805)
Adjustments to net assets allocated to contracts in payment period	—	—	—	(4,974)	—
Contract charges	(536)	(157)	(324)	(1,523)	(1,242)
Contract terminations:
Surrender benefits	(120,280)	(55,465)	(4,422)	(317,747)	(1,184,065)
Death benefits	(26,745)	(235,378)	—	(2,680)	(100,739)
Increase (decrease) from transactions	(143,410)	(337,709)	(3,157)	(466,839)	(774,650)
Net assets at beginning of year	419,232	706,637	283,441	1,945,782	7,898,973
Net assets at end of year	$353,876	$445,395	$314,144	$1,487,102	$8,239,034

Accumulation unit activity
Units outstanding at beginning of year	310,605	262,589	108,578	873,036	2,315,641
Units purchased	9,099	3,855	3,084	10,198	157,795
Units redeemed	(106,192)	(121,277)	(4,215)	(206,205)	(372,811)
Units outstanding at end of year	213,512	145,167	107,447	677,029	2,100,625

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	57

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Invesco VI Gbl Strat Inc, Ser II	Invesco VI Hlth, Ser II	Invesco VI Main St, Ser II	Invesco VI Mn St Sm Cap, Ser II	Invesco VI Tech, Ser I
Operations
Investment income (loss) — net	$106,148	$(13,378)	$(1,396)	$(71,096)	$(10,535)
Net realized gain (loss) on sales of investments	(151,926)	10,362	(9,537)	174,972	24,734
Distributions from capital gains	—	—	13,790	247,403	49,612
Net change in unrealized appreciation (depreciation) of investments	158,401	66,445	25,578	335,589	285,410
Net increase (decrease) in net assets resulting from operations	112,623	63,429	28,435	686,868	349,221

Contract transactions
Contract purchase payments	85,180	16,533	2,323	547,480	9,579
Net transfers(1)	154,133	47,594	(1,644)	10,128	10,974
Transfers for policy loans	4,421	(1,067)	—	649	1,389
Adjustments to net assets allocated to contracts in payment period	—	(3,775)	—	—	—
Contract charges	(9,017)	(575)	(80)	(991)	(1,591)
Contract terminations:
Surrender benefits	(724,663)	(221,159)	(10,194)	(510,679)	(300,627)
Death benefits	(136,608)	(267,895)	(36,477)	(43,115)	(37,706)
Increase (decrease) from transactions	(626,554)	(430,344)	(46,072)	3,472	(317,982)
Net assets at beginning of year	6,451,160	1,333,730	159,613	6,253,621	1,224,872
Net assets at end of year	$5,937,229	$966,815	$141,976	$6,943,961	$1,256,111

Accumulation unit activity
Units outstanding at beginning of year	4,314,503	418,046	90,860	1,593,749	360,542
Units purchased	193,120	18,977	1,167	272,366	6,616
Units redeemed	(611,574)	(141,683)	(25,857)	(203,497)	(91,943)
Units outstanding at end of year	3,896,049	295,340	66,170	1,662,618	275,215

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

58	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Invesco VI Tech, Ser II	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Serv	Janus Henderson VIT Forty, Serv
Operations
Investment income (loss) — net	$(8,085)	$120,778	$(1,181)	$116,260	$(13,171)
Net realized gain (loss) on sales of investments	91,208	391,851	4,726	(17,054)	12,303
Distributions from capital gains	51,541	—	22,699	—	15,904
Net change in unrealized appreciation (depreciation) of investments	94,804	1,938,592	41,294	(79,945)	176,211
Net increase (decrease) in net assets resulting from operations	229,468	2,451,221	67,538	19,261	191,247

Contract transactions
Contract purchase payments	485,988	1,258,162	2,200	1,482,503	2,610,177
Net transfers(1)	8,133	800,921	—	490,537	(38,650)
Transfers for policy loans	365	(30,164)	—	(3,308)	447
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(8)	(3,499)	(143)	(314)	(20)
Contract terminations:
Surrender benefits	(58,347)	(1,207,096)	(14,589)	(155,701)	(3,265)
Death benefits	—	(294,878)	—	(6,105)	—
Increase (decrease) from transactions	436,131	523,446	(12,532)	1,807,612	2,568,689
Net assets at beginning of year	502,057	17,021,798	472,295	2,141,245	176,475
Net assets at end of year	$1,167,656	$19,996,465	$527,301	$3,968,118	$2,936,411

Accumulation unit activity
Units outstanding at beginning of year	428,405	11,653,069	163,092	2,055,954	145,164
Units purchased	556,367	1,554,262	681	1,925,003	3,562,487
Units redeemed	(231,019)	(1,193,222)	(4,434)	(158,572)	(1,763,929)
Units outstanding at end of year	753,753	12,014,109	159,339	3,822,385	1,943,722

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	59

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Emer Mkts Eq, Serv	Lazard Ret Global Dyn MA, Serv
Operations
Investment income (loss) — net	$(13,132)	$4,964	$(34,333)	$1,532	$(5,763)
Net realized gain (loss) on sales of investments	73,444	38,242	308,140	11	11,160
Distributions from capital gains	—	—	100,282	—	—
Net change in unrealized appreciation (depreciation) of investments	326,692	11,004	580,596	(7,281)	44,422
Net increase (decrease) in net assets resulting from operations	387,004	54,210	954,685	(5,738)	49,819

Contract transactions
Contract purchase payments	151,577	50,853	46,048	77,839	75
Net transfers(1)	59,899	8,873	(201,340)	112,202	(705,553)
Transfers for policy loans	(2,865)	74	—	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(249)	(285)	(3,134)	—	(93)
Contract terminations:
Surrender benefits	(129,759)	(90,437)	(612,612)	(240)	(28,563)
Death benefits	—	(19,825)	(29,650)	—	(418)
Increase (decrease) from transactions	78,603	(50,747)	(800,688)	189,801	(734,552)
Net assets at beginning of year	1,216,945	1,132,782	3,112,243	14,356	1,044,602
Net assets at end of year	$1,682,552	$1,136,245	$3,266,240	$198,419	$359,869

Accumulation unit activity
Units outstanding at beginning of year	482,242	565,673	796,952	11,226	724,434
Units purchased	102,749	116,182	11,096	153,335	—
Units redeemed	(41,738)	(89,323)	(183,009)	—	(497,815)
Units outstanding at end of year	543,253	592,532	625,039	164,561	226,619

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

60	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Lord Abt Bond Debenture, Cl VC	Lord Abt Short Dur Inc, Cl VC	LVIP AC Intl, Serv Cl	LVIP AC Intl, Std Cl II	LVIP AC Mid Cap Val, Serv Cl
Operations
Investment income (loss) — net	$43,056	$20,862	$3,718	$1,156	$35,577
Net realized gain (loss) on sales of investments	364	246	9,944	1,708	21,383
Distributions from capital gains	—	—	—	—	120,524
Net change in unrealized appreciation (depreciation) of investments	(6,130)	335	(2,672)	389	5,569
Net increase (decrease) in net assets resulting from operations	37,290	21,443	10,990	3,253	183,053

Contract transactions
Contract purchase payments	316,979	248,381	34,199	—	183,605
Net transfers(1)	12,901	20,339	48,651	—	15,081
Transfers for policy loans	—	730	388	(459)	(1,199)
Adjustments to net assets allocated to contracts in payment period	—	—	(199)	—	—
Contract charges	(25)	(50)	(227)	(29)	(1,721)
Contract terminations:
Surrender benefits	(16,044)	(15,031)	(75,744)	(7,143)	(289,404)
Death benefits	—	—	—	—	(36,249)
Increase (decrease) from transactions	313,811	254,369	7,068	(7,631)	(129,887)
Net assets at beginning of year	558,757	370,014	739,039	160,766	2,522,206
Net assets at end of year	$909,858	$645,826	$757,097	$156,388	$2,575,372

Accumulation unit activity
Units outstanding at beginning of year	557,629	363,337	326,423	95,497	739,467
Units purchased	327,620	261,333	49,439	—	56,221
Units redeemed	(23,949)	(14,435)	(36,648)	(4,092)	(94,654)
Units outstanding at end of year	861,300	610,235	339,214	91,405	701,034

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	61

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	LVIP AC Ultra, Serv Cl	LVIP AC Val, Serv Cl	LVIP AC Val, Std Cl II	LVIP JPM US Eq, Serv Cl(2)	Mac VIP Asset Strategy, Serv Cl
Operations
Investment income (loss) — net	$(29,038)	$202,138	$10,706	$(1,367)	$5,382
Net realized gain (loss) on sales of investments	218,603	621,733	6,456	5,368	1,142
Distributions from capital gains	250,217	758,468	29,310	8,444	23,340
Net change in unrealized appreciation (depreciation) of investments	290,233	(558,169)	(4,112)	25,708	33,840
Net increase (decrease) in net assets resulting from operations	730,015	1,024,170	42,360	38,153	63,704

Contract transactions
Contract purchase payments	8,849	191,636	60	743	2,533
Net transfers(1)	286,354	(1,892,854)	(1,540)	(723)	6,043
Transfers for policy loans	(5,059)	2,020	—	—	—
Adjustments to net assets allocated to contracts in payment period	—	(2,467)	—	—	—
Contract charges	(2,130)	(3,544)	(224)	(39)	(82)
Contract terminations:
Surrender benefits	(442,622)	(1,413,411)	(15,065)	(17,026)	(32,784)
Death benefits	(228,016)	(22,818)	—	—	—
Increase (decrease) from transactions	(382,624)	(3,141,438)	(16,769)	(17,045)	(24,290)
Net assets at beginning of year	2,825,091	13,591,683	495,836	179,554	573,972
Net assets at end of year	$3,172,482	$11,474,415	$521,427	$200,662	$613,386

Accumulation unit activity
Units outstanding at beginning of year	476,874	3,554,056	90,506	152,773	374,960
Units purchased	46,314	59,030	11	3,917	24,236
Units redeemed	(103,823)	(805,129)	(2,829)	(17,286)	(39,753)
Units outstanding at end of year	419,365	2,807,957	87,688	139,404	359,443

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 28, 2023 (commencement of operations) to December 31, 2023.

See accompanying notes to financial statements.

62	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Mac VIP for Inc, Serv Cl	Mac VIP Intl Core Eq, Serv Cl(2)	MFS Gbl Real Est, Serv Cl	MFS Intl Gro, Serv Cl	MFS Mass Inv Gro Stock, Serv Cl
Operations
Investment income (loss) — net	$7,134	$811	$726	$(515)	$(28,842)
Net realized gain (loss) on sales of investments	40	(64)	(11)	1,035	100,484
Distributions from capital gains	—	314	—	603	311,480
Net change in unrealized appreciation (depreciation) of investments	(1,213)	(3,018)	(5,913)	9,714	116,946
Net increase (decrease) in net assets resulting from operations	5,961	(1,957)	(5,198)	10,837	500,068

Contract transactions
Contract purchase payments	17,055	1,200	18,854	107,572	21,682
Net transfers(1)	4,031	147,988	3,198	13,586	(83,517)
Transfers for policy loans	—	—	—	—	(1,611)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	—	—	(15)	(27)	(2,155)
Contract terminations:
Surrender benefits	(256)	(3,473)	(8,292)	(1,950)	(409,434)
Death benefits	—	—	—	—	(13,176)
Increase (decrease) from transactions	20,830	145,715	13,745	119,181	(488,211)
Net assets at beginning of year	95,660	—	121,787	127,633	3,435,842
Net assets at end of year	$122,451	$143,758	$130,334	$257,651	$3,447,699

Accumulation unit activity
Units outstanding at beginning of year	88,631	—	134,736	114,530	1,300,601
Units purchased	19,665	147,749	25,075	102,790	7,830
Units redeemed	(164)	(3,513)	(9,639)	(1,410)	(172,902)
Units outstanding at end of year	108,132	144,236	150,172	215,910	1,135,529

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 26, 2024 (commencement of operations) to December 31, 2024.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	63

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	MFS New Dis, Serv Cl	MFS Research Intl, Serv Cl	MFS Utilities, Serv Cl	MS VIF Dis, Cl II	NB AMT Sus Eq, Cl S
Operations
Investment income (loss) — net	$(12,663)	$472	$60,014	$(46,441)	$(15,345)
Net realized gain (loss) on sales of investments	(82,534)	161	(1,408)	(683,703)	90,993
Distributions from capital gains	—	—	167,976	—	67,361
Net change in unrealized appreciation (depreciation) of investments	171,665	29	320,866	2,311,832	160,656
Net increase (decrease) in net assets resulting from operations	76,468	662	547,448	1,581,688	303,665

Contract transactions
Contract purchase payments	23,258	89,771	160,279	135,007	33,287
Net transfers(1)	(17,378)	3,366	(192,923)	(94,266)	(19,493)
Transfers for policy loans	(2,987)	—	1,345	485	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(658)	(5)	(1,493)	(1,407)	(235)
Contract terminations:
Surrender benefits	(182,885)	(1,300)	(682,832)	(354,316)	(235,623)
Death benefits	(21,713)	—	(94,707)	(19,599)	—
Increase (decrease) from transactions	(202,363)	91,832	(810,331)	(334,096)	(222,064)
Net assets at beginning of year	1,484,171	31,962	6,055,262	3,997,962	1,302,515
Net assets at end of year	$1,358,276	$124,456	$5,792,379	$5,245,554	$1,384,116

Accumulation unit activity
Units outstanding at beginning of year	410,405	28,483	1,513,312	1,076,443	338,880
Units purchased	6,820	85,079	116,691	79,793	14,982
Units redeemed	(62,435)	(1,064)	(306,468)	(139,320)	(63,879)
Units outstanding at end of year	354,790	112,498	1,323,535	1,016,916	289,983

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

64	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB
Operations
Investment income (loss) — net	$151,369	$6,415	$221,730	$(6,594)	$6,285
Net realized gain (loss) on sales of investments	(95,714)	(5,577)	(121,792)	28,815	13,984
Distributions from capital gains	—	—	—	62,756	—
Net change in unrealized appreciation (depreciation) of investments	20,740	24,152	(6,105)	(76,328)	(7,874)
Net increase (decrease) in net assets resulting from operations	76,395	24,990	93,833	8,649	12,395

Contract transactions
Contract purchase payments	19,195	—	612,972	142,304	6,908
Net transfers(1)	(38,963)	2,876	757,606	50,345	2,343
Transfers for policy loans	—	—	783	936	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(300)
Contract charges	(3,344)	(84)	(415)	(1,251)	(229)
Contract terminations:
Surrender benefits	(301,830)	(32,186)	(533,523)	(218,689)	(75,366)
Death benefits	(269,036)	—	(189,135)	(18,294)	(5,172)
Increase (decrease) from transactions	(593,978)	(29,394)	648,288	(44,649)	(71,816)
Net assets at beginning of year	3,146,876	271,830	7,368,876	1,336,019	448,092
Net assets at end of year	$2,629,293	$267,426	$8,110,997	$1,300,019	$388,671

Accumulation unit activity
Units outstanding at beginning of year	1,660,613	194,103	7,250,407	389,662	201,191
Units purchased	28,868	2,510	1,426,951	119,240	4,136
Units redeemed	(342,125)	(22,842)	(815,010)	(52,619)	(34,379)
Units outstanding at end of year	1,347,356	173,771	7,862,348	456,283	170,948

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	65

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Put VT Intl Val, Cl IB	Put VT Lg Cap Val, Cl IB	Put VT Sus Fut, Cl IB	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB
Operations
Investment income (loss) — net	$763	$(2,912)	$(153)	$(65,689)	$(5,040)
Net realized gain (loss) on sales of investments	91	3,566	154	229,364	87,292
Distributions from capital gains	218	35,114	—	46,745	5,018
Net change in unrealized appreciation (depreciation) of investments	(1,175)	91,875	798	1,214,224	73,982
Net increase (decrease) in net assets resulting from operations	(103)	127,643	799	1,424,644	161,252

Contract transactions
Contract purchase payments	102,878	412,677	11,827	13,553	7,013
Net transfers(1)	3,274	118,437	(419)	(136,942)	(4,311)
Transfers for policy loans	—	—	—	3,656	(1,862)
Adjustments to net assets allocated to contracts in payment period	—	—	—	(5,530)	—
Contract charges	(10)	(51)	—	(2,405)	(318)
Contract terminations:
Surrender benefits	(496)	(8,768)	—	(462,800)	(348,739)
Death benefits	—	—	—	(24,630)	—
Increase (decrease) from transactions	105,646	522,295	11,408	(615,098)	(348,217)
Net assets at beginning of year	30,571	598,026	11,551	6,689,508	930,242
Net assets at end of year	$136,114	$1,247,964	$23,758	$7,499,054	$743,277

Accumulation unit activity
Units outstanding at beginning of year	24,624	519,135	9,228	1,143,239	190,257
Units purchased	84,733	409,177	8,753	2,678	1,231
Units redeemed	(249)	(7,918)	(343)	(93,444)	(66,059)
Units outstanding at end of year	109,108	920,394	17,638	1,052,473	125,429

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

66	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Royce Micro-Cap, Invest Cl	Temp Global Bond, Cl 2	Third Ave VST Third Ave Value	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2
Operations
Investment income (loss) — net	$(3,032)	$(12,836)	$8,785	$21,857	$(410,733)
Net realized gain (loss) on sales of investments	204	(36,343)	7,397	17,458	3,682,712
Distributions from capital gains	23,209	—	41,858	—	—
Net change in unrealized appreciation (depreciation) of investments	19,099	(107,158)	(73,406)	94,579	1,183,088
Net increase (decrease) in net assets resulting from operations	39,480	(156,337)	(15,366)	133,894	4,455,067

Contract transactions
Contract purchase payments	2,260	5,149	60	90,755	5,143,866
Net transfers(1)	—	54,598	403	52,194	(375,473)
Transfers for policy loans	—	—	—	—	3,572
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(97)	(77)	(106)	(43)	(115,503)
Contract terminations:
Surrender benefits	(14,606)	(67,802)	(19,496)	(21,339)	(5,761,188)
Death benefits	—	(17,147)	(1,418)	(58,118)	(1,037,685)
Increase (decrease) from transactions	(12,443)	(25,279)	(20,557)	63,449	(2,142,411)
Net assets at beginning of year	319,083	1,290,008	534,916	948,227	38,376,466
Net assets at end of year	$346,120	$1,108,392	$498,993	$1,145,570	$40,689,122

Accumulation unit activity
Units outstanding at beginning of year	64,594	1,568,939	134,019	878,964	15,685,743
Units purchased	424	110,603	114	133,712	2,332,029
Units redeemed	(2,734)	(144,172)	(4,930)	(73,524)	(3,171,680)
Units outstanding at end of year	62,284	1,535,370	129,203	939,152	14,846,092

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	67

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	VP Aggr, Cl 4	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2
Operations
Investment income (loss) — net	$(346,535)	$(254,353)	$(209,412)	$(94,220)	$(325,800)
Net realized gain (loss) on sales of investments	2,854,098	756,227	663,209	162,594	841,989
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	1,739,225	314,206	264,107	685,254	2,680,641
Net increase (decrease) in net assets resulting from operations	4,246,788	816,080	717,904	753,628	3,196,830

Contract transactions
Contract purchase payments	683,680	642,639	57,202	53,893	306,451
Net transfers(1)	518,782	94,241	576,128	(84,873)	2,383,577
Transfers for policy loans	(2,837)	1,902	3,981	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(190,584)	(221,851)	(140,937)	(145,194)	(474,454)
Contract terminations:
Surrender benefits	(4,463,368)	(2,753,433)	(1,662,794)	(475,805)	(2,746,269)
Death benefits	(147,532)	(640,638)	(683,356)	(16,672)	(584,309)
Increase (decrease) from transactions	(3,601,859)	(2,877,140)	(1,849,776)	(668,651)	(1,115,004)
Net assets at beginning of year	36,000,457	25,119,876	20,855,447	9,266,349	31,479,853
Net assets at end of year	$36,645,386	$23,058,816	$19,723,575	$9,351,326	$33,561,679

Accumulation unit activity
Units outstanding at beginning of year	14,521,860	18,854,265	15,566,623	7,809,204	23,790,002
Units purchased	462,308	1,778,506	630,820	48,748	1,833,708
Units redeemed	(1,807,666)	(3,899,920)	(1,937,224)	(584,108)	(2,685,873)
Units outstanding at end of year	13,176,502	16,732,851	14,260,219	7,273,844	22,937,837

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

68	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2
Operations
Investment income (loss) — net	$(388,399)	$(766,332)	$(6,024,610)	$(8,506,627)	$(4,272,614)
Net realized gain (loss) on sales of investments	1,587,956	2,669,950	26,914,240	40,910,230	19,131,087
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	370,626	2,114,247	41,347,170	34,097,052	15,413,372
Net increase (decrease) in net assets resulting from operations	1,570,183	4,017,865	62,236,800	66,500,655	30,271,845

Contract transactions
Contract purchase payments	12,892	198,919	1,014,318	4,181,844	10,617,774
Net transfers(1)	(5,295,049)	2,045,604	(5,670,669)	(1,894,530)	7,198,236
Transfers for policy loans	—	—	(41,441)	2,151	20,795
Adjustments to net assets allocated to contracts in payment period	—	—	6,672	4,667	(38,235)
Contract charges	(566,966)	(1,008,985)	(8,502,954)	(11,892,848)	(3,817,187)
Contract terminations:
Surrender benefits	(3,206,994)	(5,235,879)	(39,529,463)	(78,337,066)	(34,699,011)
Death benefits	(747,544)	(882,781)	(5,576,660)	(8,823,846)	(6,257,317)
Increase (decrease) from transactions	(9,803,661)	(4,883,122)	(58,300,197)	(96,759,628)	(26,974,945)
Net assets at beginning of year	39,367,773	74,787,741	584,260,375	828,768,870	409,453,401
Net assets at end of year	$31,134,295	$73,922,484	$588,196,978	$798,509,897	$412,750,301

Accumulation unit activity
Units outstanding at beginning of year	34,407,793	59,027,151	377,075,350	558,175,147	219,563,916
Units purchased	1,212,078	5,459,783	13,658,189	24,282,561	10,656,966
Units redeemed	(9,268,670)	(9,412,053)	(48,668,551)	(87,847,998)	(24,654,994)
Units outstanding at end of year	26,351,201	55,074,881	342,064,988	494,609,710	205,565,888

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	69

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4
Operations
Investment income (loss) — net	$(3,027,392)	$(1,558,960)	$(848,570)	$(651,468)	$(491,958)
Net realized gain (loss) on sales of investments	23,672,647	11,435,529	9,465,947	3,575,856	3,524,719
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	3,017,712	4,554,860	37,205	302,845	(330,217)
Net increase (decrease) in net assets resulting from operations	23,662,967	14,431,429	8,654,582	3,227,233	2,702,544

Contract transactions
Contract purchase payments	439,223	13,111,290	1,009,224	2,031,587	60,502
Net transfers(1)	266,631	(6,821,795)	(3,251,172)	(1,455,355)	(1,155,045)
Transfers for policy loans	8,863	(42,156)	(102,504)	3,784	4,216
Adjustments to net assets allocated to contracts in payment period	—	(20,677)	—	(39,132)	—
Contract charges	(2,236,876)	(563,186)	(452,717)	(541,031)	(328,991)
Contract terminations:
Surrender benefits	(32,906,468)	(15,057,552)	(12,304,897)	(6,752,570)	(4,878,574)
Death benefits	(7,675,529)	(1,748,837)	(765,939)	(2,050,723)	(1,636,793)
Increase (decrease) from transactions	(42,104,156)	(11,142,913)	(15,868,005)	(8,803,440)	(7,934,685)
Net assets at beginning of year	320,952,269	149,960,178	90,878,217	64,998,263	53,039,228
Net assets at end of year	$302,511,080	$153,248,694	$83,664,794	$59,422,056	$47,807,087

Accumulation unit activity
Units outstanding at beginning of year	170,269,122	70,068,280	42,045,280	41,352,919	33,387,409
Units purchased	660,355	6,358,498	441,303	2,000,123	82,697
Units redeemed	(21,847,239)	(11,193,435)	(7,295,405)	(7,458,051)	(4,896,513)
Units outstanding at end of year	149,082,238	65,233,343	35,191,178	35,894,991	28,573,593

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

70	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	VP Ptnrs Core Bond, Cl 2	VP Ptnrs Core Eq, Cl 2	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Intl Core Eq, Cl 2	VP Ptnrs Intl Gro, Cl 2
Operations
Investment income (loss) — net	$35,516	$(8,102)	$(12,144)	$(1,503)	$(15,434)
Net realized gain (loss) on sales of investments	(9,176)	54,411	181,643	2,426	(1,079)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(12,514)	123,992	84,521	52,048	(45,247)
Net increase (decrease) in net assets resulting from operations	13,826	170,301	254,020	52,971	(61,760)

Contract transactions
Contract purchase payments	41,008	1,749	5,123	468,608	89,521
Net transfers(1)	77,714	65,301	(72,569)	43,885	79,475
Transfers for policy loans	—	—	624	—	54
Adjustments to net assets allocated to contracts in payment period	—	—	—	66	—
Contract charges	(5,017)	(55)	(2,865)	(979)	(1,218)
Contract terminations:
Surrender benefits	(25,834)	(16,954)	(137,632)	(52,768)	(86,022)
Death benefits	—	—	(15,701)	—	—
Increase (decrease) from transactions	87,871	50,041	(223,020)	458,812	81,810
Net assets at beginning of year	1,434,137	682,618	1,209,453	1,289,954	2,301,567
Net assets at end of year	$1,535,834	$902,960	$1,240,453	$1,801,737	$2,321,617

Accumulation unit activity
Units outstanding at beginning of year	1,280,491	315,874	377,495	776,617	1,305,197
Units purchased	117,602	210,393	1,542	325,717	109,403
Units redeemed	(39,778)	(202,144)	(62,156)	(46,372)	(56,683)
Units outstanding at end of year	1,358,315	324,123	316,881	1,055,962	1,357,917

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	71

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	VP Ptnrs Intl Val, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2
Operations
Investment income (loss) — net	$26,303	$(19,605)	$(9,761)	$(23,255)	$(257,220)
Net realized gain (loss) on sales of investments	26,575	127,758	68,135	217,064	418,816
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	5,676	189,519	1,593	(27,769)	1,754,089
Net increase (decrease) in net assets resulting from operations	58,554	297,672	59,967	166,040	1,915,685

Contract transactions
Contract purchase payments	29,154	253,314	32,019	32,451	10,903
Net transfers(1)	(318,972)	(47,161)	56,054	(102,307)	1,165,078
Transfers for policy loans	—	—	—	309	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(660)	(4,884)	(2,800)	(5,110)	(243,716)
Contract terminations:
Surrender benefits	(23,556)	(434,220)	(168,337)	(210,913)	(1,139,377)
Death benefits	(15,780)	(6,788)	(40,319)	(39,390)	(413,614)
Increase (decrease) from transactions	(329,814)	(239,739)	(123,383)	(324,960)	(620,726)
Net assets at beginning of year	1,703,497	1,722,593	959,567	2,670,039	23,909,274
Net assets at end of year	$1,432,237	$1,780,526	$896,151	$2,511,119	$25,204,233

Accumulation unit activity
Units outstanding at beginning of year	1,244,603	642,900	388,283	694,378	19,422,427
Units purchased	22,418	87,980	62,418	10,570	1,250,755
Units redeemed	(254,300)	(166,154)	(111,784)	(88,130)	(1,782,222)
Units outstanding at end of year	1,012,721	564,726	338,917	616,818	18,890,960

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

72	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	Wanger Acorn	Wanger Intl	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$(2,639,341)	$(1,461,483)	$(74,812)	$24,057	$26,195
Net realized gain (loss) on sales of investments	7,731,922	3,355,900	(562,819)	(252,939)	(16,787)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	33,043,734	14,153,068	1,684,223	(225,531)	16,928
Net increase (decrease) in net assets resulting from operations	38,136,315	16,047,485	1,046,592	(454,413)	26,336

Contract transactions
Contract purchase payments	1,242,575	977,364	66,690	100,771	47,285
Net transfers(1)	2,861,290	(330,157)	(191,560)	(265,767)	(52,925)
Transfers for policy loans	—	—	5,409	2,438	—
Adjustments to net assets allocated to contracts in payment period	12,037	10,015	(1,759)	(1,807)	—
Contract charges	(4,028,686)	(1,831,344)	(6,750)	(5,173)	(29)
Contract terminations:
Surrender benefits	(11,940,833)	(8,330,069)	(1,098,205)	(609,328)	(17,720)
Death benefits	(1,751,847)	(1,455,463)	(74,879)	(33,577)	(865)
Increase (decrease) from transactions	(13,605,464)	(10,959,654)	(1,301,054)	(812,443)	(24,254)
Net assets at beginning of year	243,009,174	136,106,697	8,405,680	5,634,252	529,750
Net assets at end of year	$267,540,025	$141,194,528	$8,151,218	$4,367,396	$531,832

Accumulation unit activity
Units outstanding at beginning of year	160,486,571	99,117,862	1,691,056	1,882,847	447,377
Units purchased	4,244,431	1,840,280	23,131	55,579	76,925
Units redeemed	(12,417,957)	(9,206,183)	(264,531)	(297,032)	(97,749)
Units outstanding at end of year	152,313,045	91,751,959	1,449,656	1,641,394	426,553

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	73

Statement of Changes in Net Assets

Year ended December 31, 2023	AB VPS Dyn Asset Alloc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	AB VPS Relative Val, Cl B	AB VPS Sus Gbl Thematic, Cl B
Operations
Investment income (loss) — net	$(6,562)	$(6,886)	$(92,185)	$18,801	$(3,895)
Net realized gain (loss) on sales of investments	(20,354)	(23,102)	16,006	35,498	9,643
Distributions from capital gains	—	—	624,964	378,823	27,180
Net change in unrealized appreciation (depreciation) of investments	147,299	499,229	1,874,688	36,123	28,216
Net increase (decrease) in net assets resulting from operations	120,383	469,241	2,423,473	469,245	61,144

Contract transactions
Contract purchase payments	9,750	58,294	860,542	149,092	4,407
Net transfers(1)	(517,190)	(117,036)	419,702	(251,869)	149
Transfers for policy loans	(26,525)	870	588	1,985	—
Adjustments to net assets allocated to contracts in payment period	—	(535)	(9,512)	—	—
Contract charges	(178)	(4,518)	(1,482)	(2,311)	(456)
Contract terminations:
Surrender benefits	(23,299)	(274,834)	(304,507)	(239,079)	(49,973)
Death benefits	—	(25,427)	(112,842)	(72,012)	(9,192)
Increase (decrease) from transactions	(557,442)	(363,186)	852,489	(414,194)	(55,065)
Net assets at beginning of year	1,151,388	3,528,427	6,953,194	4,688,583	441,910
Net assets at end of year	$714,329	$3,634,482	$10,229,156	$4,743,634	$447,989

Accumulation unit activity
Units outstanding at beginning of year	984,003	2,384,574	1,675,100	1,407,365	167,551
Units purchased	8,021	42,303	252,229	44,765	1,929
Units redeemed	(443,222)	(245,719)	(102,907)	(170,263)	(20,863)
Units outstanding at end of year	548,802	2,181,158	1,824,422	1,281,867	148,617

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

74	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Allspg VT Index Asset Alloc, Cl 2	Allspg VT Opp, Cl 2	Allspg VT Sm Cap Gro, Cl 2	ALPS Alerian Engy Infr, Class III
Operations
Investment income (loss) — net	$2,533	$(22,783)	$(41,707)	$39,022
Net realized gain (loss) on sales of investments	3,322	7,698	(161,188)	52,237
Distributions from capital gains	67,118	205,641	—	21,356
Net change in unrealized appreciation (depreciation) of investments	244,747	343,605	333,580	125,529
Net increase (decrease) in net assets resulting from operations	317,720	534,161	130,685	238,144

Contract transactions
Contract purchase payments	30,176	42,375	109,161	45,502
Net transfers(1)	140,970	(2,733)	74,665	(49,130)
Transfers for policy loans	11,545	444	667	248
Adjustments to net assets allocated to contracts in payment period	—	(7,234)	—	—
Contract charges	(1,315)	(813)	(1,427)	(493)
Contract terminations:
Surrender benefits	(75,980)	(175,853)	(278,118)	(174,616)
Death benefits	(14,816)	(1,050)	(121,787)	(969)
Increase (decrease) from transactions	90,580	(144,864)	(216,839)	(179,458)
Net assets at beginning of year	1,977,622	2,164,005	4,256,293	1,963,130
Net assets at end of year	$2,385,922	$2,553,302	$4,170,139	$2,021,816

Accumulation unit activity
Units outstanding at beginning of year	642,004	532,934	1,113,287	1,766,625
Units purchased	56,108	9,941	62,550	68,834
Units redeemed	(28,041)	(40,907)	(121,761)	(218,212)
Units outstanding at end of year	670,071	501,968	1,054,076	1,617,247

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	75

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	BlackRock Adv SMID Cap VI, Cl III	BlackRock Global Alloc, Cl III	BNY Mellon Sus US Eq, Serv	Calvert VP SRI Bal, Cl F	Calvert VP SRI Bal, Cl I
Operations
Investment income (loss) — net	$3,318	$89,049	$(260)	$2,384	$13,510
Net realized gain (loss) on sales of investments	134	(140,093)	(41)	184	4,229
Distributions from capital gains	—	—	347	1,048	6,205
Net change in unrealized appreciation (depreciation) of investments	30,279	669,172	4,647	27,263	210,821
Net increase (decrease) in net assets resulting from operations	33,731	618,128	4,693	30,879	234,765

Contract transactions
Contract purchase payments	113,405	175,223	58,397	123,559	6,047
Net transfers(1)	16,405	220,966	(958)	76,481	711,516
Transfers for policy loans	—	(1,428)	—	—	1,008
Adjustments to net assets allocated to contracts in payment period	—	(13,654)	—	—	—
Contract charges	(10)	(1,137)	—	(19)	(651)
Contract terminations:
Surrender benefits	(1,745)	(309,872)	(348)	(3,071)	(55,447)
Death benefits	—	(59,405)	—	—	—
Increase (decrease) from transactions	128,055	10,693	57,091	196,950	662,473
Net assets at beginning of year	131,399	5,541,943	2,638	86,976	1,051,751
Net assets at end of year	$293,185	$6,170,764	$64,422	$314,805	$1,948,989

Accumulation unit activity
Units outstanding at beginning of year	135,207	3,685,400	—	90,782	461,070
Units purchased	124,427	326,698	55,595	199,584	303,085
Units redeemed	(1,480)	(321,779)	(946)	(2,612)	(22,386)
Units outstanding at end of year	258,154	3,690,319	54,649	287,754	741,769

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

76	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	CB Var Sm Cap Gro, Cl I	Col VP Bal, Cl 2	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2
Operations
Investment income (loss) — net	$(4,011)	$(111,562)	$(495,708)	$132,895	$(54,805)
Net realized gain (loss) on sales of investments	(624)	2,487	1,721,208	(17,816)	120,115
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	37,849	1,982,784	7,080,798	(167,973)	1,265,689
Net increase (decrease) in net assets resulting from operations	33,214	1,873,709	8,306,298	(52,894)	1,330,999

Contract transactions
Contract purchase payments	9,641	2,232,727	995,533	48,123	97,116
Net transfers(1)	6,630	695,062	1,402,745	71,843	504,776
Transfers for policy loans	1,149	(19,101)	(45,337)	—	602
Adjustments to net assets allocated to contracts in payment period	—	—	(21,221)	—	—
Contract charges	(279)	(39,799)	(13,344)	(144)	(574)
Contract terminations:
Surrender benefits	(15,425)	(87,624)	(3,028,327)	(22,798)	(114,682)
Death benefits	—	—	(630,616)	(27,748)	(88,882)
Increase (decrease) from transactions	1,716	2,781,265	(1,340,567)	69,276	398,356
Net assets at beginning of year	436,821	8,220,542	42,718,998	641,822	4,305,111
Net assets at end of year	$471,751	$12,875,516	$49,684,729	$658,204	$6,034,466

Accumulation unit activity
Units outstanding at beginning of year	131,985	9,421,453	16,872,592	782,111	1,733,968
Units purchased	7,857	3,121,681	1,181,528	166,648	209,207
Units redeemed	(7,107)	(235,037)	(1,612,594)	(78,417)	(83,038)
Units outstanding at end of year	132,735	12,308,097	16,441,526	870,342	1,860,137

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	77

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Disciplined Core, Cl 2	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2
Operations
Investment income (loss) — net	$(28,152)	$(186,535)	$(59,419)	$(193,704)	$44,118
Net realized gain (loss) on sales of investments	48,250	1,373,591	99,158	1,221,852	(35,472)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	501,218	2,312,109	182,549	(300,724)	81,565
Net increase (decrease) in net assets resulting from operations	521,316	3,499,165	222,288	727,424	90,211

Contract transactions
Contract purchase payments	459,820	92,220	673,716	182,283	12,539
Net transfers(1)	166,913	(199,701)	36,569	103,784	(15,681)
Transfers for policy loans	(8,086)	19,032	—	5,639	—
Adjustments to net assets allocated to contracts in payment period	—	(16,860)	—	(835)	—
Contract charges	(2,043)	(13,287)	(6,422)	(12,502)	(91)
Contract terminations:
Surrender benefits	(62,476)	(1,112,225)	(202,444)	(1,285,544)	(75,676)
Death benefits	(16,885)	(459,628)	(22,731)	(432,818)	(2,985)
Increase (decrease) from transactions	537,243	(1,690,449)	478,688	(1,439,993)	(81,894)
Net assets at beginning of year	2,122,978	16,097,535	5,129,302	20,628,681	1,076,139
Net assets at end of year	$3,181,537	$17,906,251	$5,830,278	$19,916,112	$1,084,456

Accumulation unit activity
Units outstanding at beginning of year	555,644	4,860,247	1,771,283	5,399,844	1,154,057
Units purchased	147,194	32,640	307,509	117,366	20,161
Units redeemed	(24,687)	(480,617)	(135,410)	(511,592)	(106,089)
Units outstanding at end of year	678,151	4,412,270	1,943,382	5,005,618	1,068,129

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

78	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 2	Col VP Global Strategic Inc, Cl 3	Col VP Govt Money Mkt, Cl 2
Operations
Investment income (loss) — net	$(26,257)	$(40,340)	$19,396	$56,739	$502,827
Net realized gain (loss) on sales of investments	(172,901)	(219,198)	(6,984)	(118,404)	1
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	389,159	574,152	69,079	268,548	(1)
Net increase (decrease) in net assets resulting from operations	190,001	314,614	81,491	206,883	502,827

Contract transactions
Contract purchase payments	161,936	56,912	70,050	16,430	2,588,150
Net transfers(1)	53,427	32,433	15,342	15,695	1,711,135
Transfers for policy loans	—	2,054	—	1,700	(2,500)
Adjustments to net assets allocated to contracts in payment period	—	(1,022)	—	(64)	—
Contract charges	(3,180)	(4,732)	(144)	(5,173)	(5,091)
Contract terminations:
Surrender benefits	(97,999)	(277,449)	(13,706)	(213,789)	(2,058,998)
Death benefits	(128,770)	(46,886)	(10,617)	(89,065)	(69,809)
Increase (decrease) from transactions	(14,586)	(238,690)	60,925	(274,266)	2,162,887
Net assets at beginning of year	2,390,405	3,976,579	948,375	2,536,593	13,762,515
Net assets at end of year	$2,565,820	$4,052,503	$1,090,791	$2,469,210	$16,428,229

Accumulation unit activity
Units outstanding at beginning of year	2,059,729	1,752,225	1,083,149	1,814,952	14,646,066
Units purchased	181,228	80,065	94,786	23,350	5,316,443
Units redeemed	(194,846)	(180,653)	(27,453)	(214,830)	(3,016,395)
Units outstanding at end of year	2,046,111	1,651,637	1,150,482	1,623,472	16,946,114

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	79

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3
Operations
Investment income (loss) — net	$271,683	$170,566	$224,497	$142,316	$173,671
Net realized gain (loss) on sales of investments	8	(50,778)	(83,437)	(163,630)	(162,739)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(7)	284,926	404,501	383,062	406,284
Net increase (decrease) in net assets resulting from operations	271,684	404,714	545,561	361,748	417,216

Contract transactions
Contract purchase payments	162,866	795,255	28,936	463,180	29,683
Net transfers(1)	167,399	(137,181)	5,709	(731,334)	12,461
Transfers for policy loans	35,733	(4,701)	(652)	334	(1,646)
Adjustments to net assets allocated to contracts in payment period	(585)	—	(3,138)	—	(1,541)
Contract charges	(6,650)	(794)	(2,418)	(1,265)	(7,136)
Contract terminations:
Surrender benefits	(897,120)	(108,689)	(299,904)	(151,184)	(328,575)
Death benefits	(162,359)	(16,794)	(273,271)	(11,779)	(73,103)
Increase (decrease) from transactions	(700,716)	527,096	(544,738)	(432,048)	(369,857)
Net assets at beginning of year	7,983,931	3,546,695	5,297,527	3,827,441	4,216,046
Net assets at end of year	$7,554,899	$4,478,505	$5,298,350	$3,757,141	$4,263,405

Accumulation unit activity
Units outstanding at beginning of year	7,685,671	2,193,725	1,917,573	2,387,625	1,953,865
Units purchased	679,152	545,271	29,410	279,368	45,715
Units redeemed	(1,376,080)	(215,034)	(212,385)	(543,002)	(211,914)
Units outstanding at end of year	6,988,743	2,523,962	1,734,598	2,123,991	1,787,666

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

80	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 2
Operations
Investment income (loss) — net	$54,756	$137,015	$(67,262)	$(34,007)	$(148,875)
Net realized gain (loss) on sales of investments	(115,864)	(379,076)	148,068	370,027	14,377
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	332,234	786,735	2,058,514	1,005,228	3,361,629
Net increase (decrease) in net assets resulting from operations	271,126	544,674	2,139,320	1,341,248	3,227,131

Contract transactions
Contract purchase payments	725,567	60,549	836,762	36,952	6,941,246
Net transfers(1)	479,001	128,000	(24,866)	35,422	402,569
Transfers for policy loans	463	1,741	31	—	(92,396)
Adjustments to net assets allocated to contracts in payment period	—	(5,455)	—	—	—
Contract charges	(13,346)	(17,179)	(12,355)	(3,812)	(38,938)
Contract terminations:
Surrender benefits	(328,795)	(856,921)	(161,750)	(387,803)	(132,394)
Death benefits	(27,651)	(355,938)	(111,532)	(72,263)	(49,790)
Increase (decrease) from transactions	835,239	(1,045,203)	526,290	(391,504)	7,030,297
Net assets at beginning of year	4,934,356	11,424,527	4,852,330	3,360,161	10,095,600
Net assets at end of year	$6,040,721	$10,923,998	$7,517,940	$4,309,905	$20,353,028

Accumulation unit activity
Units outstanding at beginning of year	4,303,201	6,883,428	1,246,798	1,632,874	10,988,024
Units purchased	1,089,459	140,833	428,634	27,591	7,207,720
Units redeemed	(372,720)	(750,782)	(210,385)	(192,027)	(401,867)
Units outstanding at end of year	5,019,940	6,273,479	1,465,047	1,468,438	17,793,877

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	81

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/ Cr Bond, Cl 2	Col VP Overseas Core, Cl 2	Col VP Overseas Core, Cl 3
Operations
Investment income (loss) — net	$(659,629)	$84,150	$26,379	$4,543	$20,665
Net realized gain (loss) on sales of investments	1,995,509	(40,783)	(41,570)	(9,909)	(2,829)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	12,945,606	169,868	93,616	131,669	360,949
Net increase (decrease) in net assets resulting from operations	14,281,486	213,235	78,425	126,303	378,785

Contract transactions
Contract purchase payments	4,382,257	173,493	53,931	227,666	26,912
Net transfers(1)	3,412,596	107,784	116,461	(45,016)	1,736
Transfers for policy loans	(141,172)	—	672	—	(765)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(2,797)
Contract charges	(20,486)	(7,588)	(276)	(850)	(1,320)
Contract terminations:
Surrender benefits	(3,032,154)	(378,679)	(37,563)	(70,203)	(200,248)
Death benefits	(437,704)	(291,432)	(35,867)	(959)	(86,564)
Increase (decrease) from transactions	4,163,337	(396,422)	97,358	110,638	(263,046)
Net assets at beginning of year	55,435,264	4,029,747	1,211,746	854,752	2,834,021
Net assets at end of year	$73,880,087	$3,846,560	$1,387,529	$1,091,693	$2,949,760

Accumulation unit activity
Units outstanding at beginning of year	17,221,617	3,775,910	1,251,644	539,017	1,717,325
Units purchased	2,338,514	286,916	196,622	133,000	47,963
Units redeemed	(1,009,443)	(647,816)	(89,415)	(69,219)	(193,931)
Units outstanding at end of year	18,550,688	3,415,010	1,358,851	602,798	1,571,357

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

82	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Select Lg Cap Eq, Cl 2	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Gro, Cl 2	Col VP Select Mid Cap Gro, Cl 3
Operations
Investment income (loss) — net	$(332)	$(38,783)	$(8,700)	$(21,139)	$(35,009)
Net realized gain (loss) on sales of investments	1,989	49,384	86,121	29,099	283,919
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	8,081	140,819	(42,468)	439,476	424,136
Net increase (decrease) in net assets resulting from operations	9,738	151,420	34,953	447,436	673,046

Contract transactions
Contract purchase payments	204,498	331,872	16,567	526,087	56,494
Net transfers(1)	13,510	(58,759)	(54,540)	(7,290)	(126,282)
Transfers for policy loans	—	—	—	—	978
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(1,265)
Contract charges	—	(12,494)	(605)	(5,444)	(1,054)
Contract terminations:
Surrender benefits	(70)	(24,594)	(145,534)	(57,359)	(80,914)
Death benefits	—	(17,522)	(55,005)	(76,632)	(247,500)
Increase (decrease) from transactions	217,938	218,503	(239,117)	379,362	(399,543)
Net assets at beginning of year	375	3,535,443	997,658	1,581,794	3,055,644
Net assets at end of year	$228,051	$3,905,366	$793,494	$2,408,592	$3,329,147

Accumulation unit activity
Units outstanding at beginning of year	—	1,095,032	293,060	596,043	1,107,085
Units purchased	195,723	193,739	9,967	194,668	22,679
Units redeemed	—	(50,204)	(79,019)	(59,606)	(156,057)
Units outstanding at end of year	195,723	1,238,567	224,008	731,105	973,707

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	83

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Select Mid Cap Val, Cl 2	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3	Col VP Sel Gbl Tech, Cl 2
Operations
Investment income (loss) — net	$(22,849)	$(15,513)	$(13,882)	$(12,315)	$(3,046)
Net realized gain (loss) on sales of investments	48,126	138,549	8,040	95,878	466
Distributions from capital gains	—	—	—	—	18,982
Net change in unrealized appreciation (depreciation) of investments	233,349	23,964	149,495	71,395	107,837
Net increase (decrease) in net assets resulting from operations	258,626	147,000	143,653	154,958	124,239

Contract transactions
Contract purchase payments	550,131	23,352	135,061	26,795	273,562
Net transfers(1)	160,649	(21,859)	26,354	(72,356)	56,219
Transfers for policy loans	—	747	—	553	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	(343)	—
Contract charges	(4,224)	(1,279)	(1,993)	(736)	—
Contract terminations:
Surrender benefits	(44,224)	(145,466)	(6,056)	(105,061)	(1,555)
Death benefits	—	(39,845)	(8,354)	—	—
Increase (decrease) from transactions	662,332	(184,350)	145,012	(151,148)	328,226
Net assets at beginning of year	1,847,488	1,742,977	1,103,798	1,415,245	84,449
Net assets at end of year	$2,768,446	$1,705,627	$1,392,463	$1,419,055	$536,914

Accumulation unit activity
Units outstanding at beginning of year	565,647	513,999	453,661	422,912	96,845
Units purchased	277,124	10,157	68,697	9,866	455,581
Units redeemed	(49,748)	(63,974)	(11,236)	(54,052)	(116,734)
Units outstanding at end of year	793,023	460,182	511,122	378,726	435,692

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

84	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Sm Cap Val, Cl 2	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3	CS Commodity Return, Cl 1
Operations
Investment income (loss) — net	$(129)	$82,245	$23,582	$37,609	$103,296
Net realized gain (loss) on sales of investments	52	(76,299)	(75,350)	(34,209)	(63,761)
Distributions from capital gains	1,062	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	2,401	273,873	99,206	93,371	(92,011)
Net increase (decrease) in net assets resulting from operations	3,386	279,819	47,438	96,771	(52,476)

Contract transactions
Contract purchase payments	9,015	650,836	64,914	18,580	9,204
Net transfers(1)	6,371	447,434	26,741	18,058	(36,102)
Transfers for policy loans	—	—	—	(3,303)	468
Adjustments to net assets allocated to contracts in payment period	—	—	—	(1,143)	—
Contract charges	(2)	(415)	(3,069)	(1,866)	(403)
Contract terminations:
Surrender benefits	(2,475)	(247,566)	(60,539)	(104,923)	(46,132)
Death benefits	—	(69,270)	(212,873)	(28,966)	(1,704)
Increase (decrease) from transactions	12,909	781,019	(184,826)	(103,563)	(74,669)
Net assets at beginning of year	13,735	2,950,865	1,507,152	2,167,855	567,532
Net assets at end of year	$30,030	$4,011,703	$1,369,764	$2,161,063	$440,387

Accumulation unit activity
Units outstanding at beginning of year	12,735	2,553,683	1,570,105	1,783,059	824,701
Units purchased	13,763	953,555	96,821	31,060	28,503
Units redeemed	(2,279)	(283,068)	(302,360)	(113,397)	(143,935)
Units outstanding at end of year	24,219	3,224,170	1,364,566	1,700,722	709,269

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	85

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	CTIVP AC Div Bond, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP CenterSquare Real Est, Cl 2	CTIVP MFS Val, Cl 2
Operations
Investment income (loss) — net	$30,087	$112,049	$199,954	$8,065	$(48,723)
Net realized gain (loss) on sales of investments	(23,594)	(71,759)	(193,928)	(18,784)	214,270
Distributions from capital gains	—	—	—	71,581	—
Net change in unrealized appreciation (depreciation) of investments	54,617	279	63,605	62,955	143,529
Net increase (decrease) in net assets resulting from operations	61,110	40,569	69,631	123,817	309,076

Contract transactions
Contract purchase payments	47,227	11,768	7,428	44,942	527,536
Net transfers(1)	119,468	(74,142)	20,567	28,270	103,512
Transfers for policy loans	—	—	(426)	—	(194)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(6,274)	(148)	(8,379)	(108)	(1,312)
Contract terminations:
Surrender benefits	(37,551)	(89,323)	(268,143)	(22,357)	(145,889)
Death benefits	(27,540)	(60,106)	(50,078)	(2,191)	(419,769)
Increase (decrease) from transactions	95,330	(211,951)	(299,031)	48,556	63,884
Net assets at beginning of year	1,424,440	1,602,610	2,642,899	959,258	4,538,772
Net assets at end of year	$1,580,880	$1,431,228	$2,413,499	$1,131,631	$4,911,732

Accumulation unit activity
Units outstanding at beginning of year	1,314,885	1,379,385	1,876,472	500,355	1,394,602
Units purchased	162,730	45,886	46,911	39,945	218,927
Units redeemed	(77,708)	(229,588)	(258,220)	(15,571)	(205,491)
Units outstanding at end of year	1,399,907	1,195,683	1,665,163	524,729	1,408,038

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

86	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	CTIVP Prin Blue Chip Gro, Cl 1	CTIVP Prin Blue Chip Gro, Cl 2	CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP TCW Core Plus Bond, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 2
Operations
Investment income (loss) — net	$(46,344)	$(24,351)	$(40,774)	$27,188	$(58,146)
Net realized gain (loss) on sales of investments	558,609	71,660	64,338	(18,976)	183,105
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	1,084,078	660,594	285,769	84,506	340,293
Net increase (decrease) in net assets resulting from operations	1,596,343	707,903	309,333	92,718	465,252

Contract transactions
Contract purchase payments	34,743	226,208	144,615	305,330	876,029
Net transfers(1)	(267,352)	241,767	163,261	(42,026)	(67,511)
Transfers for policy loans	848	371	500	—	(6,749)
Adjustments to net assets allocated to contracts in payment period	—	—	1,556	—	1,363
Contract charges	(5,303)	(1,058)	(1,267)	(5,881)	(2,837)
Contract terminations:
Surrender benefits	(624,226)	(89,829)	(142,757)	(25,427)	(146,226)
Death benefits	(121,031)	(106,293)	(81,763)	—	(130,510)
Increase (decrease) from transactions	(982,321)	271,166	84,145	231,996	523,559
Net assets at beginning of year	4,638,763	1,632,731	3,769,238	1,899,796	5,140,014
Net assets at end of year	$5,252,785	$2,611,800	$4,162,716	$2,224,510	$6,128,825

Accumulation unit activity
Units outstanding at beginning of year	2,407,494	434,609	1,323,101	1,893,773	1,319,084
Units purchased	16,181	323,979	108,755	325,832	267,664
Units redeemed	(450,896)	(165,337)	(79,988)	(102,203)	(112,157)
Units outstanding at end of year	1,972,779	593,251	1,351,868	2,117,402	1,474,591

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	87

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP Westfield Mid Cap Gro, Cl 2	CTIVP Westfield Sel Lg Cp Gr, Cl 2	CVT EAFE Intl Index, Cl F	CVT Nasdaq 100 Index, Cl F
Operations
Investment income (loss) — net	$(9,844)	$(11,855)	$(12,361)	$6,586	$(7,424)
Net realized gain (loss) on sales of investments	40,719	39,358	(25,303)	1,077	8,761
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	56,821	218,599	328,917	32,821	498,642
Net increase (decrease) in net assets resulting from operations	87,696	246,102	291,253	40,484	499,979

Contract transactions
Contract purchase payments	14,151	56,506	42,168	88,512	1,009,847
Net transfers(1)	(15,148)	41,325	(44,372)	17,136	92,799
Transfers for policy loans	1,141	—	122	(1,636)	(11,954)
Adjustments to net assets allocated to contracts in payment period	(1,473)	—	—	—	—
Contract charges	(647)	(866)	(1,100)	—	(1,417)
Contract terminations:
Surrender benefits	(56,704)	(23,741)	(58,485)	(3,544)	(5,378)
Death benefits	(9,109)	(75,518)	(3,580)	—	(1,966)
Increase (decrease) from transactions	(67,789)	(2,294)	(65,247)	100,468	1,081,931
Net assets at beginning of year	1,035,577	1,028,363	1,036,640	211,395	532,516
Net assets at end of year	$1,055,484	$1,272,171	$1,262,646	$352,347	$2,114,426

Accumulation unit activity
Units outstanding at beginning of year	250,243	322,876	334,635	212,497	623,936
Units purchased	4,755	29,809	15,027	99,140	1,143,839
Units redeemed	(19,831)	(29,952)	(34,372)	(5,089)	(135,853)
Units outstanding at end of year	235,167	322,733	315,290	306,548	1,631,922

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

88	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	CVT Russ 2000 Sm Cap Ind, Cl F	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating- Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Emer Mkts, Serv Cl 2
Operations
Investment income (loss) — net	$(115)	$44,337	$339,858	$(290,517)	$416
Net realized gain (loss) on sales of investments	(238)	(9,285)	(44,289)	627,486	461
Distributions from capital gains	250	7,582	—	1,407,442	—
Net change in unrealized appreciation (depreciation) of investments	57,714	(7,199)	157,733	8,626,495	1,762
Net increase (decrease) in net assets resulting from operations	57,611	35,435	453,302	10,370,906	2,639

Contract transactions
Contract purchase payments	107,802	39,492	1,092,996	2,290,098	19,467
Net transfers(1)	94,327	(13,586)	(54,984)	(898,806)	2,132
Transfers for policy loans	(2,601)	—	(17,940)	(20,320)	—
Adjustments to net assets allocated to contracts in payment period	—	—	(493)	(2,964)	—
Contract charges	(5)	(134)	(6,060)	(15,342)	—
Contract terminations:
Surrender benefits	(2,458)	(64,316)	(557,056)	(2,337,468)	(216)
Death benefits	—	—	(47,907)	(498,534)	—
Increase (decrease) from transactions	197,065	(38,544)	408,556	(1,483,336)	21,383
Net assets at beginning of year	252,099	841,231	4,257,509	33,165,971	22,469
Net assets at end of year	$506,775	$838,122	$5,119,367	$42,053,541	$46,491

Accumulation unit activity
Units outstanding at beginning of year	262,942	759,946	2,940,863	10,551,187	22,332
Units purchased	204,201	43,032	851,752	873,341	23,477
Units redeemed	(5,123)	(79,097)	(539,360)	(1,172,381)	(1,750)
Units outstanding at end of year	462,020	723,881	3,253,255	10,252,147	44,059

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	89

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Fid VIP Energy, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Gro Opp, Serv Cl 2	Fid VIP Intl Cap Appr, Serv Cl 2
Operations
Investment income (loss) — net	$5,907	$5,186	$43,876	$(3,278)	$(683)
Net realized gain (loss) on sales of investments	820	68,158	253,681	2,855	1,084
Distributions from capital gains	—	29,642	280,264	—	—
Net change in unrealized appreciation (depreciation) of investments	(22,198)	27,096	537,913	112,859	21,953
Net increase (decrease) in net assets resulting from operations	(15,471)	130,082	1,115,734	112,436	22,354

Contract transactions
Contract purchase payments	271,672	2,324	598,164	398,438	126,904
Net transfers(1)	57,391	60,000	234,615	128,129	8,849
Transfers for policy loans	—	749	(33,564)	—	(5,647)
Adjustments to net assets allocated to contracts in payment period	—	—	(8,265)	—	—
Contract charges	(6)	(219)	(3,858)	(52)	—
Contract terminations:
Surrender benefits	(504)	(111,840)	(560,250)	(1,552)	(1,420)
Death benefits	(2,148)	(33,443)	(128,358)	—	—
Increase (decrease) from transactions	326,405	(82,429)	98,484	524,963	128,686
Net assets at beginning of year	114,923	779,287	6,432,194	31,001	38,544
Net assets at end of year	$425,857	$826,940	$7,646,412	$668,400	$189,584

Accumulation unit activity
Units outstanding at beginning of year	97,576	241,874	1,797,259	33,685	40,530
Units purchased	270,567	18,570	575,510	637,263	133,516
Units redeemed	(1,873)	(40,956)	(200,258)	(120,085)	(12,005)
Units outstanding at end of year	366,270	219,488	2,172,511	550,863	162,041

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

90	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Fid VIP Invest Gr, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2
Operations
Investment income (loss) — net	$20,997	$(5,437)	$(133,093)	$183	$(2,520)
Net realized gain (loss) on sales of investments	(9)	8,771	(47,281)	2,963	53,431
Distributions from capital gains	—	42,835	663,372	535	5,924
Net change in unrealized appreciation (depreciation) of investments	24,567	155,049	2,455,762	31,921	336,920
Net increase (decrease) in net assets resulting from operations	45,555	201,218	2,938,760	35,602	393,755

Contract transactions
Contract purchase payments	1,161,725	17,529	1,096,086	2,330	33,381
Net transfers(1)	6,100	60,525	228,998	983	25,022
Transfers for policy loans	—	5,537	(41,580)	—	(5,345)
Adjustments to net assets allocated to contracts in payment period	—	—	20,529	—	(242)
Contract charges	(7)	(474)	(11,527)	(35)	(1,093)
Contract terminations:
Surrender benefits	(502)	(121,668)	(1,480,953)	(10,450)	(248,101)
Death benefits	—	(1,952)	(295,019)	(4,698)	(11,453)
Increase (decrease) from transactions	1,167,316	(40,503)	(483,466)	(11,870)	(207,831)
Net assets at beginning of year	121,931	1,464,527	21,981,073	185,282	2,146,968
Net assets at end of year	$1,334,802	$1,625,242	$24,436,367	$209,014	$2,332,892

Accumulation unit activity
Units outstanding at beginning of year	127,071	268,407	4,950,486	105,309	1,035,770
Units purchased	1,211,631	14,710	392,951	1,693	36,246
Units redeemed	(8)	(21,226)	(442,569)	(7,334)	(139,713)
Units outstanding at end of year	1,338,694	261,891	4,900,868	99,668	932,303

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	91

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Inc, Cl 4	Frank Mutual Gbl Dis, Cl 4
Operations
Investment income (loss) — net	$290,930	$40,152	$168,964	$18,774	$136
Net realized gain (loss) on sales of investments	(205,309)	(85,588)	(25,149)	(2,687)	(5)
Distributions from capital gains	—	—	264,589	30,110	621
Net change in unrealized appreciation (depreciation) of investments	608,020	239,357	(90,216)	(8,510)	2,138
Net increase (decrease) in net assets resulting from operations	693,641	193,921	318,188	37,687	2,890

Contract transactions
Contract purchase payments	1,238,333	30,852	14,842	230,536	17,642
Net transfers(1)	(914,745)	14,215	344,550	125,124	(10)
Transfers for policy loans	739	(296)	(1,464)	(1,654)	—
Adjustments to net assets allocated to contracts in payment period	638	(739)	—	—	—
Contract charges	(3,644)	(1,642)	(919)	(55)	—
Contract terminations:
Surrender benefits	(466,769)	(176,852)	(197,054)	(14,940)	—
Death benefits	(114,167)	(7,644)	(212,155)	(6,729)	—
Increase (decrease) from transactions	(259,615)	(142,106)	(52,200)	332,282	17,632
Net assets at beginning of year	8,815,773	2,014,747	4,307,964	345,891	10,763
Net assets at end of year	$9,249,799	$2,066,562	$4,573,952	$715,860	$31,285

Accumulation unit activity
Units outstanding at beginning of year	7,925,001	974,000	2,970,774	357,261	9,717
Units purchased	1,346,847	28,594	303,635	453,698	15,730
Units redeemed	(1,584,772)	(104,342)	(343,330)	(121,974)	—
Units outstanding at end of year	7,687,076	898,252	2,931,079	688,985	25,447

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

92	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2	Frank Sm Cap Val, Cl 4	GS VIT Mid Cap Val, Inst	GS VIT Multi- Strategy Alt, Advisor
Operations
Investment income (loss) — net	$63,501	$(33,822)	$(1,660)	$8,719	$31,072
Net realized gain (loss) on sales of investments	(131,918)	(160,405)	502	(11,409)	(851)
Distributions from capital gains	651,128	406,573	8,450	155,995	—
Net change in unrealized appreciation (depreciation) of investments	327,443	582,734	25,314	475,554	5,710
Net increase (decrease) in net assets resulting from operations	910,154	795,080	32,606	628,859	35,931

Contract transactions
Contract purchase payments	121,064	171,610	261,785	34,468	1,180
Net transfers(1)	25,171	12,646	81,544	9,569	12,219
Transfers for policy loans	(2,973)	(9,828)	—	2,237	—
Adjustments to net assets allocated to contracts in payment period	—	7,699	—	13,670	—
Contract charges	(2,911)	(3,002)	—	(4,804)	(59)
Contract terminations:
Surrender benefits	(758,849)	(318,315)	(823)	(304,876)	(28,229)
Death benefits	(292,820)	(191,242)	(3,798)	(34,244)	—
Increase (decrease) from transactions	(911,318)	(330,432)	338,708	(283,980)	(14,889)
Net assets at beginning of year	7,817,895	7,114,040	36,922	6,210,746	574,239
Net assets at end of year	$7,816,731	$7,578,688	$408,236	$6,555,625	$595,281

Accumulation unit activity
Units outstanding at beginning of year	3,453,108	1,755,754	36,203	989,057	613,639
Units purchased	89,503	76,619	339,370	10,256	15,897
Units redeemed	(494,415)	(163,940)	(5,149)	(55,558)	(29,405)
Units outstanding at end of year	3,048,196	1,668,433	370,424	943,755	600,131

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	93

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	GS VIT Multi- Strategy Alt, Serv	GS VIT Sm Cap Eq Insights, Inst	GS VIT Sm Cap Eq Insights, Serv	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I
Operations
Investment income (loss) — net	$5,590	$234	$243	$(8,311)	$(1,957)
Net realized gain (loss) on sales of investments	(44)	(694)	25	38,429	(13,052)
Distributions from capital gains	—	—	—	—	4,991
Net change in unrealized appreciation (depreciation) of investments	(1,682)	26,428	13,509	703,530	96,872
Net increase (decrease) in net assets resulting from operations	3,864	25,968	13,777	733,648	86,854

Contract transactions
Contract purchase payments	75,000	1,955	66,850	30,238	4,196
Net transfers(1)	1,895	—	6,384	(41,203)	(143,989)
Transfers for policy loans	—	—	(1,614)	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	16,778	—
Contract charges	(2)	(33)	(5)	(5,288)	(111)
Contract terminations:
Surrender benefits	(145)	(9,393)	(799)	(401,925)	(3,743)
Death benefits	—	—	—	(38,580)	—
Increase (decrease) from transactions	76,748	(7,471)	70,816	(439,980)	(143,647)
Net assets at beginning of year	14,218	145,090	34,597	3,399,122	309,181
Net assets at end of year	$94,830	$163,587	$119,190	$3,692,790	$252,388

Accumulation unit activity
Units outstanding at beginning of year	13,553	40,519	35,315	1,100,753	115,809
Units purchased	79,786	503	72,634	10,022	1,329
Units redeemed	(1,773)	(2,434)	(2,099)	(143,814)	(49,873)
Units outstanding at end of year	91,566	38,588	105,850	966,961	67,265

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

94	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Core Plus Bond, Ser II
Operations
Investment income (loss) — net	$(15,356)	$(13,956)	$27,143	$(27,080)	$6,510
Net realized gain (loss) on sales of investments	(26,642)	(31,959)	131,568	(9,969)	(56)
Distributions from capital gains	40,602	—	460,890	122,902	—
Net change in unrealized appreciation (depreciation) of investments	551,630	110,487	(182,222)	931,919	12,193
Net increase (decrease) in net assets resulting from operations	550,234	64,572	437,379	1,017,772	18,647

Contract transactions
Contract purchase payments	628	66,629	29,393	19,491	267,478
Net transfers(1)	(49,986)	84,911	(85,986)	9,152	19,661
Transfers for policy loans	2,538	—	(4,037)	1,749	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	(4,113)	—
Contract charges	(4,877)	(175)	(8,530)	(1,843)	—
Contract terminations:
Surrender benefits	(85,422)	(85,146)	(339,686)	(377,751)	(2,081)
Death benefits	(28,125)	—	(29,049)	(97,607)	—
Increase (decrease) from transactions	(165,244)	66,219	(437,895)	(450,922)	285,058
Net assets at beginning of year	1,465,576	1,192,577	4,182,399	4,857,804	118,219
Net assets at end of year	$1,850,566	$1,323,368	$4,181,883	$5,424,654	$421,924

Accumulation unit activity
Units outstanding at beginning of year	565,542	986,420	1,336,766	1,202,022	124,495
Units purchased	1,782	134,433	12,952	6,725	304,276
Units redeemed	(55,080)	(79,997)	(146,051)	(106,597)	(1,963)
Units outstanding at end of year	512,244	1,040,856	1,203,667	1,102,150	426,808

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	95

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Invesco VI Dis Mid Cap Gro, Ser I	Invesco VI Dis Mid Cap Gro, Ser II	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II	Invesco VI EQV Intl Eq, Ser II
Operations
Investment income (loss) — net	$(5,185)	$(3,842)	$7,134	$2,063	$(17,232)
Net realized gain (loss) on sales of investments	(5,159)	(10,103)	1,269	3,946	(17,930)
Distributions from capital gains	—	—	55,749	22,454	1,402
Net change in unrealized appreciation (depreciation) of investments	84,557	58,439	(11,503)	(7,923)	323,453
Net increase (decrease) in net assets resulting from operations	74,213	44,494	52,649	20,540	289,693

Contract transactions
Contract purchase payments	4,873	14,119	4,139	6,229	23,780
Net transfers(1)	4,437	(183)	6,906	(1,657)	197
Transfers for policy loans	(218)	—	112	—	4,889
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(4,966)
Contract charges	(266)	(456)	(151)	(405)	(1,752)
Contract terminations:
Surrender benefits	(14,059)	(19,098)	(8,843)	(34,934)	(173,252)
Death benefits	—	(2,640)	(62)	—	(43,756)
Increase (decrease) from transactions	(5,233)	(8,258)	2,101	(30,767)	(194,860)
Net assets at beginning of year	608,753	382,996	651,887	293,668	1,850,949
Net assets at end of year	$677,733	$419,232	$706,637	$283,441	$1,945,782

Accumulation unit activity
Units outstanding at beginning of year	499,339	317,219	261,642	121,032	968,137
Units purchased	7,367	12,481	4,399	3,810	31,951
Units redeemed	(11,387)	(19,095)	(3,452)	(16,264)	(127,052)
Units outstanding at end of year	495,319	310,605	262,589	108,578	873,036

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

96	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Invesco VI Global, Ser II	Invesco VI Gbl Strat Inc, Ser II	Invesco VI Hlth, Ser II	Invesco VI Main St, Ser II	Invesco VI Mn St Sm Cap, Ser II
Operations
Investment income (loss) — net	$(76,225)	$(60,941)	$(13,139)	$(719)	$(4,622)
Net realized gain (loss) on sales of investments	(113,628)	(150,993)	(26,704)	(6,421)	15,697
Distributions from capital gains	857,611	—	—	10,459	—
Net change in unrealized appreciation (depreciation) of investments	1,440,402	679,215	61,374	27,416	866,147
Net increase (decrease) in net assets resulting from operations	2,108,160	467,281	21,531	30,735	877,222

Contract transactions
Contract purchase payments	267,727	52,554	19,557	2,273	433,086
Net transfers(1)	(665,551)	2,873	(5,109)	(677)	139,988
Transfers for policy loans	7,608	(2,637)	635	—	(2,370)
Adjustments to net assets allocated to contracts in payment period	—	(8)	(3,751)	—	—
Contract charges	(1,209)	(9,166)	(624)	(99)	(1,013)
Contract terminations:
Surrender benefits	(549,118)	(428,960)	(150,425)	(19,213)	(269,123)
Death benefits	(81,705)	(88,008)	(5,076)	—	(53,483)
Increase (decrease) from transactions	(1,022,248)	(473,352)	(144,793)	(17,716)	247,085
Net assets at beginning of year	6,813,061	6,457,231	1,456,992	146,594	5,129,314
Net assets at end of year	$7,898,973	$6,451,160	$1,333,730	$159,613	$6,253,621

Accumulation unit activity
Units outstanding at beginning of year	2,661,724	4,643,195	463,064	101,508	1,516,878
Units purchased	104,681	66,822	13,495	1,431	172,698
Units redeemed	(450,764)	(395,514)	(58,513)	(12,079)	(95,827)
Units outstanding at end of year	2,315,641	4,314,503	418,046	90,860	1,593,749

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	97

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Invesco VI Tech, Ser I	Invesco VI Tech, Ser II	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Serv
Operations
Investment income (loss) — net	$(9,002)	$(2,229)	$100,498	$(3,618)	$48,993
Net realized gain (loss) on sales of investments	(16,066)	1,257	60,551	8,048	(31,492)
Distributions from capital gains	—	—	—	36,536	—
Net change in unrealized appreciation (depreciation) of investments	415,368	89,369	1,773,574	30,586	64,531
Net increase (decrease) in net assets resulting from operations	390,300	88,397	1,934,623	71,552	82,032

Contract transactions
Contract purchase payments	8,501	392,979	949,672	2,200	500,669
Net transfers(1)	27,637	(650)	1,763,077	—	268,097
Transfers for policy loans	(942)	(1,566)	(49,783)	209	121
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(1,449)	—	(3,121)	(160)	(317)
Contract terminations:
Surrender benefits	(51,540)	(784)	(603,764)	(16,006)	(210,692)
Death benefits	(6,473)	(2,713)	(101,518)	(38,554)	(2,438)
Increase (decrease) from transactions	(24,266)	387,266	1,954,563	(52,311)	555,440
Net assets at beginning of year	858,838	26,394	13,132,612	453,054	1,503,773
Net assets at end of year	$1,224,872	$502,057	$17,021,798	$472,295	$2,141,245

Accumulation unit activity
Units outstanding at beginning of year	366,867	30,894	10,241,261	182,247	1,503,370
Units purchased	12,874	528,859	2,019,539	874	760,993
Units redeemed	(19,199)	(131,348)	(607,731)	(20,029)	(208,409)
Units outstanding at end of year	360,542	428,405	11,653,069	163,092	2,055,954

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

98	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Janus Henderson VIT Forty, Serv	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Emer Mkts Eq, Serv
Operations
Investment income (loss) — net	$(768)	$(8,050)	$6,016	$(26,998)	$428
Net realized gain (loss) on sales of investments	693	16,589	16,893	77,493	(7)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	23,744	398,130	70,707	919,668	928
Net increase (decrease) in net assets resulting from operations	23,669	406,669	93,616	970,163	1,349

Contract transactions
Contract purchase payments	102,907	156,114	183,421	17,452	11,501
Net transfers(1)	11,867	42,225	22,945	21,879	52
Transfers for policy loans	(2,702)	22	(29)	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(6)	(210)	(341)	(3,533)	—
Contract terminations:
Surrender benefits	(182)	(31,294)	(77,205)	(333,842)	(103)
Death benefits	—	(53,227)	(50,166)	(53,280)	—
Increase (decrease) from transactions	111,884	113,630	78,625	(351,324)	11,450
Net assets at beginning of year	40,922	696,646	960,541	2,493,404	1,557
Net assets at end of year	$176,475	$1,216,945	$1,132,782	$3,112,243	$14,356

Accumulation unit activity
Units outstanding at beginning of year	44,644	317,202	506,234	901,839	—
Units purchased	103,665	238,005	122,204	69,112	11,226
Units redeemed	(3,145)	(72,965)	(62,765)	(173,999)	—
Units outstanding at end of year	145,164	482,242	565,673	796,952	11,226

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	99

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Lazard Ret Global Dyn MA, Serv	Lord Abt Bond Debenture, Cl VC	Lord Abt Short Dur Inc, Cl VC	LVIP AC Intl, Serv Cl	LVIP AC Intl, Std Cl II
Operations
Investment income (loss) — net	$(11,905)	$24,671	$13,753	$2,618	$1,005
Net realized gain (loss) on sales of investments	(5,050)	(350)	113	6,130	3,785
Distributions from capital gains	54,018	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	55,169	(6,457)	(2,329)	70,088	15,721
Net increase (decrease) in net assets resulting from operations	92,232	17,864	11,537	78,...836	20,511

Contract transactions
Contract purchase payments	—	453,137	96,081	48,262	—
Net transfers(1)	(16,179)	14,013	91,909	30,494	172
Transfers for policy loans	—	—	(3,359)	—	179
Adjustments to net assets allocated to contracts in payment period	—	—	—	(190)	—
Contract charges	(92)	(33)	(27)	(246)	(38)
Contract terminations:
Surrender benefits	(38,019)	(818)	(1,114)	(87,336)	(45,259)
Death benefits	(632)	(10,273)	(5,073)	(5,248)	—
Increase (decrease) from transactions	(54,922)	456,026	178,417	(14,264)	(44,946)
Net assets at beginning of year	1,007,292	84,867	180,060	674,467	185,201
Net assets at end of year	$1,044,602	$558,757	$370,014	$739,039	$160,766

Accumulation unit activity
Units outstanding at beginning of year	764,014	88,537	183,235	317,677	121,930
Units purchased	1,650	683,152	189,555	50,089	105
Units redeemed	(41,230)	(214,060)	(9,453)	(41,343)	(26,538)
Units outstanding at end of year	724,434	557,629	363,337	326,423	95,497

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

100	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	LVIP AC Mid Cap Val, Serv Cl	LVIP AC Ultra, Serv Cl	LVIP AC Val, Serv Cl	LVIP AC Val, Std Cl II	LVIP JPM US Eq, Serv Cl(2)
Operations
Investment income (loss) — net	$27,880	$(23,247)	$159,591	$8,805	$(26)
Net realized gain (loss) on sales of investments	5,198	33,341	226,016	32,230	156
Distributions from capital gains	244,080	176,389	1,012,555	45,814	789
Net change in unrealized appreciation (depreciation) of investments	(154,742)	655,251	(398,697)	(50,028)	23,110
Net increase (decrease) in net assets resulting from operations	122,416	841,734	999,465	36,821	24,029

Contract transactions
Contract purchase payments	417,787	7,074	656,811	11,254	24,978
Net transfers(1)	10,142	193,787	104,469	21	130,587
Transfers for policy loans	(5,329)	(3,269)	659	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	(2,281)	—	—
Contract charges	(1,796)	(1,708)	(4,081)	(230)	(40)
Contract terminations:
Surrender benefits	(115,812)	(227,237)	(886,789)	(138,006)	—
Death benefits	(1,657)	(46,481)	(50,287)	(432)	—
Increase (decrease) from transactions	303,335	(77,834)	(181,499)	(127,393)	155,525
Net assets at beginning of year	2,096,455	2,061,191	12,773,717	586,408	—
Net assets at end of year	$2,522,206	$2,825,091	$13,591,683	$495,836	$179,554

Accumulation unit activity
Units outstanding at beginning of year	644,040	494,381	3,579,711	115,231	—
Units purchased	139,966	41,962	257,416	2,178	152,810
Units redeemed	(44,539)	(59,469)	(283,071)	(26,903)	(37)
Units outstanding at end of year	739,467	476,874	3,554,056	90,506	152,773

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 28, 2023 (commencement of operations) to December 31, 2023.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	101

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Mac VIP Asset Strategy, Serv Cl	Mac VIP for Inc, Serv Cl	MFS Gbl Real Est, Serv Cl	MFS Intl Gro, Serv Cl	MFS Mass Inv Gro Stock, Serv Cl
Operations
Investment income (loss) — net	$5,950	$1,888	$(340)	$(11)	$(28,072)
Net realized gain (loss) on sales of investments	(9,653)	12	45	601	14,100
Distributions from capital gains	—	—	6,280	2,305	167,077
Net change in unrealized appreciation (depreciation) of investments	70,054	6,183	4,388	8,527	500,477
Net increase (decrease) in net assets resulting from operations	66,351	8,083	10,373	11,422	653,582

Contract transactions
Contract purchase payments	1,703	47,532	74,138	61,775	30,519
Net transfers(1)	(13,402)	(390)	2,261	7,612	(1,223)
Transfers for policy loans	—	—	—	—	(1,756)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(103)	—	—	(2)	(1,984)
Contract terminations:
Surrender benefits	(17,000)	(148)	(2,226)	(413)	(227,044)
Death benefits	(9,819)	—	—	—	(40,442)
Increase (decrease) from transactions	(38,621)	46,994	74,173	68,972	(241,930)
Net assets at beginning of year	546,242	40,583	37,241	47,239	3,024,190
Net assets at end of year	$573,972	$95,660	$121,787	$127,633	$3,435,842

Accumulation unit activity
Units outstanding at beginning of year	402,712	41,256	44,226	47,113	1,402,152
Units purchased	1,201	47,750	92,668	67,635	18,880
Units redeemed	(28,953)	(375)	(2,158)	(218)	(120,431)
Units outstanding at end of year	374,960	88,631	134,736	114,530	1,300,601

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

102	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	MFS New Dis, Serv Cl	MFS Research Intl, Serv Cl	MFS Utilities, Serv Cl	MS VIF Dis, Cl II	NB AMT Sus Eq, Cl S
Operations
Investment income (loss) — net	$(12,479)	$64	$136,568	$(34,438)	$(11,316)
Net realized gain (loss) on sales of investments	(134,728)	7	16,434	(858,183)	12,527
Distributions from capital gains	—	—	327,518	—	19,073
Net change in unrealized appreciation (depreciation) of investments	326,050	1,212	(684,107)	2,068,423	242,188
Net increase (decrease) in net assets resulting from operations	178,843	1,283	(203,587)	1,175,802	262,472

Contract transactions
Contract purchase payments	14,822	19,030	343,138	310,140	18,368
Net transfers(1)	107,183	6,977	602,728	146,441	111,535
Transfers for policy loans	4,403	—	415	1,399	—
Adjustments to net assets allocated to contracts in payment period	—	—	3	—	—
Contract charges	(680)	—	(1,673)	(1,308)	(218)
Contract terminations:
Surrender benefits	(152,979)	(78)	(230,769)	(203,152)	(60,259)
Death benefits	(60,645)	—	(359,981)	(46,497)	(24,068)
Increase (decrease) from transactions	(87,896)	25,929	353,861	207,023	45,358
Net assets at beginning of year	1,393,224	4,750	5,904,988	2,615,137	994,685
Net assets at end of year	$1,484,171	$31,962	$6,055,262	$3,997,962	$1,302,515

Accumulation unit activity
Units outstanding at beginning of year	444,205	3,669	1,415,905	1,012,179	323,478
Units purchased	31,653	24,814	242,953	176,225	41,549
Units redeemed	(65,453)	—	(145,546)	(111,961)	(26,147)
Units outstanding at end of year	410,405	28,483	1,513,312	1,076,443	338,880

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	103

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB
Operations
Investment income (loss) — net	$57,302	$2,804	$158,207	$(7,568)	$(3,321)
Net realized gain (loss) on sales of investments	(118,962)	(10,511)	(58,530)	3,117	2,058
Distributions from capital gains	—	—	—	92,671	—
Net change in unrealized appreciation (depreciation) of investments	269,579	37,820	217,916	9,879	69,356
Net increase (decrease) in net assets resulting from operations	207,919	30,113	317,593	98,099	68,093

Contract transactions
Contract purchase payments	161,789	—	695,099	141,655	2,958
Net transfers(1)	46,486	(11,914)	429,691	49,193	4,493
Transfers for policy loans	(136)	—	(3,725)	(853)	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(278)
Contract charges	(3,662)	(86)	(432)	(1,241)	(263)
Contract terminations:
Surrender benefits	(274,121)	(24,418)	(199,984)	(139,680)	(16,176)
Death benefits	(164,107)	—	(35,790)	(1,738)	—
Increase (decrease) from transactions	(233,751)	(36,418)	884,859	47,336	(9,266)
Net assets at beginning of year	3,172,708	278,135	6,166,424	1,190,584	389,265
Net assets at end of year	$3,146,876	$271,830	$7,368,876	$1,336,019	$448,092

Accumulation unit activity
Units outstanding at beginning of year	1,795,914	221,417	6,351,480	290,684	205,370
Units purchased	221,182	3,665	1,332,888	135,510	5,983
Units redeemed	(356,483)	(30,979)	(433,961)	(36,532)	(10,162)
Units outstanding at end of year	1,660,613	194,103	7,250,407	389,662	201,191

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

104	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Put VT Intl Val, Cl IB	Put VT Lg Cap Val, Cl IB	Put VT Sus Fut, Cl IB	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB
Operations
Investment income (loss) — net	$12	$1,112	$(114)	$(31,533)	$(2,971)
Net realized gain (loss) on sales of investments	61	(27)	10	86,654	7,133
Distributions from capital gains	—	11,975	—	187,574	27,679
Net change in unrealized appreciation (depreciation) of investments	3,145	38,215	2,521	1,132,083	159,338
Net increase (decrease) in net assets resulting from operations	3,218	51,275	2,417	1,374,778	191,179

Contract transactions
Contract purchase payments	1,500	386,621	1,800	14,618	6,798
Net transfers(1)	12,810	75,117	(166)	895	(4,708)
Transfers for policy loans	—	—	—	1,460	(4,244)
Adjustments to net assets allocated to contracts in payment period	—	—	—	37,051	—
Contract charges	(11)	(43)	—	(2,729)	(314)
Contract terminations:
Surrender benefits	(162)	(3,675)	(68)	(398,492)	(37,781)
Death benefits	—	—	—	(399,146)	(49,076)
Increase (decrease) from transactions	14,137	458,020	1,566	(746,343)	(89,325)
Net assets at beginning of year	13,216	88,731	7,568	6,061,073	828,388
Net assets at end of year	$30,571	$598,026	$11,551	$6,689,508	$930,242

Accumulation unit activity
Units outstanding at beginning of year	11,786	86,323	7,405	1,301,543	211,427
Units purchased	13,284	435,893	1,978	3,187	1,526
Units redeemed	(446)	(3,081)	(155)	(161,491)	(22,696)
Units outstanding at end of year	24,624	519,135	9,228	1,143,239	190,257

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	105

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Royce Micro-Cap, Invest Cl	Temp Global Bond, Cl 2	Third Ave VST Third Ave Value	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2
Operations
Investment income (loss) — net	$(2,657)	$(13,442)	$7,310	$(9,992)	$(367,577)
Net realized gain (loss) on sales of investments	(2,799)	(33,664)	6,101	(24,097)	2,585,297
Distributions from capital gains	—	—	32,629	—	—
Net change in unrealized appreciation (depreciation) of investments	55,134	69,493	43,900	108,803	3,135,240
Net increase (decrease) in net assets resulting from operations	49,678	22,387	89,940	74,714	5,352,960

Contract transactions
Contract purchase payments	2,260	10,246	60	157,547	3,125,274
Net transfers(1)	83	48,850	(5,891)	17,893	(856,343)
Transfers for policy loans	—	—	5,537	—	(41,514)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(115)	(85)	(131)	(74)	(123,674)
Contract terminations:
Surrender benefits	(17,863)	(62,495)	(14,159)	(55,916)	(4,294,142)
Death benefits	(1,095)	(17,070)	(113)	(158,427)	(65,331)
Increase (decrease) from transactions	(16,730)	(20,554)	(14,697)	(38,977)	(2,255,730)
Net assets at beginning of year	286,135	1,288,175	459,673	912,490	35,279,236
Net assets at end of year	$319,083	$1,290,008	$534,916	$948,227	$38,376,466

Accumulation unit activity
Units outstanding at beginning of year	68,076	1,593,116	137,975	918,529	16,718,111
Units purchased	508	97,567	1,437	185,721	2,262,677
Units redeemed	(3,990)	(121,744)	(5,393)	(225,286)	(3,295,045)
Units outstanding at end of year	64,594	1,568,939	134,019	878,964	15,685,743

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

106	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	VP Aggr, Cl 4	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2
Operations
Investment income (loss) — net	$(323,673)	$(267,353)	$(213,224)	$(89,817)	$(296,425)
Net realized gain (loss) on sales of investments	1,738,261	292,941	357,623	72,408	113,306
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	3,773,024	1,781,396	1,361,291	968,847	3,965,056
Net increase (decrease) in net assets resulting from operations	5,187,612	1,806,984	1,505,690	951,438	3,781,937

Contract transactions
Contract purchase payments	580,889	1,046,632	55,014	192,139	188,044
Net transfers(1)	(863,154)	(851,794)	(38,624)	(194,285)	426,972
Transfers for policy loans	(37,840)	8,694	3,730	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(197,924)	(245,840)	(149,840)	(150,296)	(454,060)
Contract terminations:
Surrender benefits	(2,039,205)	(2,393,503)	(1,815,398)	(194,359)	(978,748)
Death benefits	(19,654)	(525,522)	(595,399)	(22,943)	(376,678)
Increase (decrease) from transactions	(2,576,888)	(2,961,333)	(2,540,517)	(369,744)	(1,194,470)
Net assets at beginning of year	33,389,733	26,274,225	21,890,274	8,684,655	28,892,386
Net assets at end of year	$36,000,457	$25,119,876	$20,855,447	$9,266,349	$31,479,853

Accumulation unit activity
Units outstanding at beginning of year	15,642,489	21,162,693	17,531,650	8,135,855	24,762,261
Units purchased	255,176	1,161,896	285,164	176,053	563,914
Units redeemed	(1,375,805)	(3,470,324)	(2,250,191)	(502,704)	(1,536,173)
Units outstanding at end of year	14,521,860	18,854,265	15,566,623	7,809,204	23,790,002

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	107

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2
Operations
Investment income (loss) — net	$(421,930)	$(815,310)	$(5,599,402)	$(8,425,392)	$(4,100,682)
Net realized gain (loss) on sales of investments	4,416	1,620,574	11,648,841	23,748,033	14,081,055
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	2,969,022	5,774,272	64,974,582	71,066,648	34,631,169
Net increase (decrease) in net assets resulting from operations	2,551,508	6,579,536	71,024,021	86,389,289	44,611,542

Contract transactions
Contract purchase payments	34,180	236,086	995,438	2,851,554	9,317,509
Net transfers(1)	(1,714,486)	(6,483,653)	(280,901)	(4,915,810)	3,034,392
Transfers for policy loans	—	—	—	1,823	36,708
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	63,703
Contract charges	(621,802)	(1,033,298)	(8,412,009)	(12,281,535)	(3,822,521)
Contract terminations:
Surrender benefits	(2,561,575)	(4,195,879)	(19,801,174)	(56,583,111)	(27,460,692)
Death benefits	(718,145)	(1,133,197)	(5,130,336)	(7,007,660)	(10,350,641)
Increase (decrease) from transactions	(5,581,828)	(12,609,941)	(32,628,982)	(77,934,739)	(29,181,542)
Net assets at beginning of year	42,398,093	80,818,146	545,865,336	820,314,320	394,023,401
Net assets at end of year	$39,367,773	$74,787,741	$584,260,375	$828,768,870	$409,453,401

Accumulation unit activity
Units outstanding at beginning of year	39,569,687	69,474,899	399,971,517	616,103,823	236,316,202
Units purchased	124,947	265,271	9,763,003	18,474,250	10,476,225
Units redeemed	(5,286,841)	(10,713,019)	(32,659,170)	(76,402,926)	(27,228,511)
Units outstanding at end of year	34,407,793	59,027,151	377,075,350	558,175,147	219,563,916

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See	accompanying notes to financial statements.

108	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4
Operations
Investment income (loss) — net	$(3,055,934)	$(1,454,488)	$(860,768)	$(675,569)	$(532,086)
Net realized gain (loss) on sales of investments	19,265,944	6,803,994	7,428,336	1,704,012	3,237,279
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	19,597,995	13,421,412	5,321,275	4,754,353	2,229,584
Net increase (decrease) in net assets resulting from operations	35,808,005	18,770,918	11,888,843	5,782,796	4,934,777

Contract transactions
Contract purchase payments	473,054	9,487,466	1,004,368	1,175,065	43,208
Net transfers(1)	2,679,358	(6,655,675)	(4,784,383)	(1,304,891)	(1,469,582)
Transfers for policy loans	6,807	45,778	78,142	5,779	3,218
Adjustments to net assets allocated to contracts in payment period	—	(18,931)	—	109,218	—
Contract charges	(2,422,995)	(623,562)	(506,433)	(567,474)	(371,673)
Contract terminations:
Surrender benefits	(29,146,875)	(10,962,052)	(7,770,140)	(4,326,615)	(6,050,382)
Death benefits	(8,653,970)	(428,991)	(1,325,408)	(1,196,565)	(1,500,116)
Increase (decrease) from transactions	(37,064,621)	(9,155,967)	(13,303,854)	(6,105,483)	(9,345,327)
Net assets at beginning of year	322,208,885	140,345,227	92,293,228	65,320,950	57,449,778
Net assets at end of year	$320,952,269	$149,960,178	$90,878,217	$64,998,263	$53,039,228

Accumulation unit activity
Units outstanding at beginning of year	191,236,490	74,605,373	48,591,859	45,490,551	39,603,491
Units purchased	1,954,340	4,994,655	537,817	1,011,241	168,367
Units redeemed	(22,921,708)	(9,531,748)	(7,084,396)	(5,148,873)	(6,384,449)
Units outstanding at end of year	170,269,122	70,068,280	42,045,280	41,352,919	33,387,409

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See	accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	109

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	VP Ptnrs Core Bond, Cl 2	VP Ptnrs Core Eq, Cl 2	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Intl Core Eq, Cl 2	VP Ptnrs Intl Gro, Cl 2
Operations
Investment income (loss) — net	$18,981	$(4,179)	$(11,303)	$372	$(18,213)
Net realized gain (loss) on sales of investments	(11,770)	41,819	199,768	(13,146)	(16,362)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	57,685	70,989	62,678	168,214	302,211
Net increase (decrease) in net assets resulting from operations	64,896	108,629	251,143	155,440	267,636

Contract transactions
Contract purchase payments	146,944	1,315	6,551	199,940	30,622
Net transfers(1)	54,143	177,347	(49,917)	73,218	40,307
Transfers for policy loans	—	—	603	—	742
Adjustments to net assets allocated to contracts in payment period	—	—	—	779	—
Contract charges	(4,548)	(38)	(3,150)	(983)	(1,234)
Contract terminations:
Surrender benefits	(31,593)	(6,330)	(190,569)	(19,832)	(20,985)
Death benefits	—	(1,783)	(36,330)	(11,118)	(25,838)
Increase (decrease) from transactions	164,946	170,511	(272,812)	242,004	23,614
Net assets at beginning of year	1,204,295	403,478	1,231,122	892,510	2,010,317
Net assets at end of year	$1,434,137	$682,618	$1,209,453	$1,289,954	$2,301,567

Accumulation unit activity
Units outstanding at beginning of year	1,129,391	273,318	473,615	623,375	1,291,988
Units purchased	194,958	62,746	2,507	176,155	67,728
Units redeemed	(43,858)	(20,190)	(98,627)	(22,913)	(54,519)
Units outstanding at end of year	1,280,491	315,874	377,495	776,617	1,305,197

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

110	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	VP Ptnrs Intl Val, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2
Operations
Investment income (loss) — net	$13,036	$(16,686)	$(8,612)	$(23,101)	$(241,094)
Net realized gain (loss) on sales of investments	(1,181)	17,718	9,259	159,538	64,288
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	217,643	93,525	86,856	118,903	2,396,718
Net increase (decrease) in net assets resulting from operations	229,498	94,557	87,503	255,340	2,219,912

Contract transactions
Contract purchase payments	98,955	101,674	45,161	30,423	157,420
Net transfers(1)	(33,604)	215,630	121,341	27,451	96,090
Transfers for policy loans	—	—	—	941	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(673)	(3,935)	(1,940)	(5,118)	(234,278)
Contract terminations:
Surrender benefits	(42,055)	(76,895)	(41,067)	(233,276)	(500,969)
Death benefits	(48,689)	(32,138)	—	(17,068)	(210,711)
Increase (decrease) from transactions	(26,066)	204,336	123,495	(196,647)	(692,448)
Net assets at beginning of year	1,500,065	1,423,700	748,569	2,611,346	22,381,810
Net assets at end of year	$1,703,497	$1,722,593	$959,567	$2,670,039	$23,909,274

Accumulation unit activity
Units outstanding at beginning of year	1,269,862	564,584	333,396	750,706	20,016,379
Units purchased	75,128	135,032	75,402	20,244	617,572
Units redeemed	(100,387)	(56,716)	(20,515)	(76,572)	(1,211,524)
Units outstanding at end of year	1,244,603	642,900	388,283	694,378	19,422,427

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	111

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	Wanger Acorn	Wanger Intl	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$(2,283,256)	$(1,306,654)	$(70,552)	$(30,891)	$20,742
Net realized gain (loss) on sales of investments	2,255,443	977,086	(724,456)	(236,320)	(27,746)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	33,295,469	15,464,347	2,306,153	1,072,364	49,736
Net increase (decrease) in net assets resulting from operations	33,267,656	15,134,779	1,511,145	805,153	42,732

Contract transactions
Contract purchase payments	1,123,718	1,662,332	82,957	143,059	28,428
Net transfers(1)	3,863,395	6,286,873	(100,729)	(111,614)	(43,769)
Transfers for policy loans	—	—	204	895	—
Adjustments to net assets allocated to contracts in payment period	—	—	(1,556)	5,393	—
Contract charges	(3,807,072)	(1,812,411)	(6,664)	(5,325)	(35)
Contract terminations:
Surrender benefits	(6,163,704)	(5,415,191)	(640,608)	(417,157)	(19,494)
Death benefits	(1,331,136)	(1,669,211)	(99,127)	(59,501)	(43,142)
Increase (decrease) from transactions	(6,314,799)	(947,608)	(765,523)	(444,250)	(78,012)
Net assets at beginning of year	216,056,317	121,919,526	7,660,058	5,273,349	565,030
Net assets at end of year	$243,009,174	$136,106,697	$8,405,680	$5,634,252	$529,750

Accumulation unit activity
Units outstanding at beginning of year	165,011,705	100,110,276	1,848,451	2,052,964	519,237
Units purchased	5,094,216	6,704,919	39,137	49,586	29,819
Units redeemed	(9,619,350)	(7,697,333)	(196,532)	(219,703)	(101,679)
Units outstanding at end of year	160,486,571	99,117,862	1,691,056	1,882,847	447,377

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

112	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Notes to Financial Statements

1. ORGANIZATION

RiverSource of New York Variable Annuity Account (the Account) was established under New York law as a segregated asset account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the New York State Department of Financial Services.

The Account is used as a funding vehicle for individual variable annuity contracts issued by RiverSource Life of NY. The following is a list of each variable annuity product funded through the Account.

RiverSource® Retirement Advisor Advantage Plus Variable Annuity (RAVA Advantage Plus)

RiverSource® Retirement Advisor Select Plus Variable Annuity (RAVA Select Plus)

RiverSource® Retirement Advisor 4 Advantage® Variable Annuity (RAVA 4 Advantage)

RiverSource® Retirement Advisor 4 Select® Variable Annuity (RAVA 4 Select)

RiverSource® Retirement Advisor 4 Access® Variable Annuity (RAVA 4 Access)

RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RiverSource® RAVA 5 Select® Variable Annuity (RAVA 5 Select) (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed prior to April 30, 2012)

RiverSource® RAVA 5 Select® Variable Annuity (RAVA 5 Select) (Offered for contract applications signed prior to April 30, 2012)

RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed prior to April 30, 2012)

RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed on or after April 29, 2013)

RiverSource® RAVA 5 Select® Variable Annuity (RAVA 5 Select) (Offered for contract applications signed on or after April 29, 2013)

RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed on or after April 29, 2013)

RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed on or after April 29, 2019)

RiverSource® RAVA 5 Choice Variable Annuity (RAVA 5 Choice)

RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed on or after June 22, 2020)

RiverSource® RAVA Apex NY Variable Annuity (RAVA Apex)

RiverSource® RAVA Vista NY Variable Annuity (RAVA Vista)

RiverSource® Flexible Portfolio Annuity (FPA)*

RiverSource® Retirement Advisor Variable Annuity (RAVA)*

RiverSource® Retirement Advisor Advantage Variable Annuity (RAVA Advantage)*

RiverSource® Retirement Advisor Select Variable Annuity (RAVA Select)*

*

New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding division name are provided below. Each division is comprised of subaccounts. Individual variable annuity accounts invest in subaccounts. For each division, the financial statements are comprised of a statement of assets and liabilities as of December 31, 2024, a related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended, all presented to reflect a full twelve month period except as noted below.

Division	Fund
AB VPS Dyn Asset Alloc, Cl B	AB VPS Dynamic Asset Allocation Portfolio (Class B)
AB VPS Intl Val, Cl B	AB VPS International Value Portfolio (Class B)

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	113

Division	Fund
AB VPS Lg Cap Gro, Cl B	AB VPS Large Cap Growth Portfolio (Class B)
AB VPS Relative Val, Cl B	AB VPS Relative Value Portfolio (Class B)
AB VPS Sus Gbl Thematic, Cl B	AB VPS Sustainable Global Thematic Portfolio (Class B)
Allspg VT Index Asset Alloc, Cl 2	Allspring VT Index Asset Allocation Fund – Class 2
Allspg VT Opp, Cl 2	Allspring VT Opportunity Fund – Class 2
Allspg VT Sm Cap Gro, Cl 2	Allspring VT Small Cap Growth Fund – Class 2
ALPS Alerian Engy Infr, Class III	ALPS/Alerian Energy Infrastructure Portfolio: Class III
BlackRock Adv SMID Cap VI, Cl III	BlackRock Advantage SMID Cap V.I. Fund (Class III)
BlackRock Global Alloc, Cl III	BlackRock Global Allocation V.I. Fund (Class III)
BNY Mellon Sus US Eq, Serv	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares
Calvert VP SRI Bal, Cl F	Calvert VP SRI Balanced Portfolio – Class F
Calvert VP SRI Bal, Cl I	Calvert VP SRI Balanced Portfolio – Class I
CB Var Sm Cap Gro, Cl I	ClearBridge Variable Small Cap Growth Portfolio – Class I
Col VP Bal, Cl 2	Columbia Variable Portfolio – Balanced Fund (Class 2)
Col VP Bal, Cl 3	Columbia Variable Portfolio – Balanced Fund (Class 3)
Col VP Commodity Strategy, Cl 2	Columbia Variable Portfolio – Commodity Strategy Fund (Class 2)
Col VP Contrarian Core, Cl 2	Columbia Variable Portfolio – Contrarian Core Fund (Class 2)
Col VP Disciplined Core, Cl 2	Columbia Variable Portfolio – Disciplined Core Fund (Class 2)
Col VP Disciplined Core, Cl 3	Columbia Variable Portfolio – Disciplined Core Fund (Class 3)
Col VP Divd Opp, Cl 2	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2)
Col VP Divd Opp, Cl 3	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)
Col VP Emerg Mkts Bond, Cl 2	Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2)
Col VP Emer Mkts, Cl 2	Columbia Variable Portfolio – Emerging Markets Fund (Class 2)
Col VP Emer Mkts, Cl 3	Columbia Variable Portfolio – Emerging Markets Fund (Class 3)
Col VP Global Strategic Inc, Cl 2	Columbia Variable Portfolio – Global Strategic Income Fund (Class 2) (renamed to Columbia Variable Portfolio – Corporate Bond Fund (Class 2) effective sometime during the second quarter of 2025)
Col VP Global Strategic Inc, Cl 3	Columbia Variable Portfolio – Global Strategic Income Fund (Class 3) (renamed to Columbia Variable Portfolio – Corporate Bond Fund (Class 3) effective sometime during the second quarter of 2025)
Col VP Govt Money Mkt, Cl 2	Columbia Variable Portfolio – Government Money Market Fund (Class 2)
Col VP Govt Money Mkt, Cl 3	Columbia Variable Portfolio – Government Money Market Fund (Class 3)
Col VP Hi Yield Bond, Cl 2	Columbia Variable Portfolio – High Yield Bond Fund (Class 2)
Col VP Hi Yield Bond, Cl 3	Columbia Variable Portfolio – High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 2	Columbia Variable Portfolio – Income Opportunities Fund (Class 2)
Col VP Inc Opp, Cl 3	Columbia Variable Portfolio – Income Opportunities Fund (Class 3)
Col VP Inter Bond, Cl 2	Columbia Variable Portfolio – Intermediate Bond Fund (Class 2)
Col VP Inter Bond, Cl 3	Columbia Variable Portfolio – Intermediate Bond Fund (Class 3)
Col VP Lg Cap Gro, Cl 2	Columbia Variable Portfolio – Large Cap Growth Fund (Class 2)
Col VP Lg Cap Gro, Cl 3	Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)
Col VP Lg Cap Index, Cl 2	Columbia Variable Portfolio – Large Cap Index Fund (Class 2)
Col VP Lg Cap Index, Cl 3	Columbia Variable Portfolio – Large Cap Index Fund (Class 3)
Col VP Limited Duration Cr, Cl 2	Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2)
Col VP Long Govt/Cr Bond, Cl 2	Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2)
Col VP Overseas Core, Cl 2	Columbia Variable Portfolio – Overseas Core Fund (Class 2)
Col VP Overseas Core, Cl 3	Columbia Variable Portfolio – Overseas Core Fund (Class 3)
Col VP Select Lg Cap Eq, Cl 2	Columbia Variable Portfolio – Select Large Cap Equity Fund (Class 2)
Col VP Select Lg Cap Val, Cl 2	Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2)
Col VP Select Lg Cap Val, Cl 3	Columbia Variable Portfolio – Select Large Cap Value Fund (Class 3)
Col VP Select Mid Cap Gro, Cl 2	Columbia Variable Portfolio – Select Mid Cap Growth Fund (Class 2)
Col VP Select Mid Cap Gro, Cl 3	Columbia Variable Portfolio – Select Mid Cap Growth Fund (Class 3)
Col VP Select Mid Cap Val, Cl 2	Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2)
Col VP Select Mid Cap Val, Cl 3	Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 3)
Col VP Select Sm Cap Val, Cl 2	Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2)
Col VP Select Sm Cap Val, Cl 3	Columbia Variable Portfolio – Select Small Cap Value Fund (Class 3)
Col VP Sel Gbl Tech, Cl 2	Columbia Variable Portfolio – Seligman Global Technology Fund (Class 2)
Col VP Sm Cap Val, Cl 2	Columbia Variable Portfolio – Small Cap Value Fund (Class 2)
Col VP Strategic Inc, Cl 2	Columbia Variable Portfolio – Strategic Income Fund (Class 2)
Col VP US Govt Mtge, Cl 2	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2)

114	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Division	Fund
Col VP US Govt Mtge, Cl 3	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)
CS Commodity Return, Cl 1	Credit Suisse Trust – Commodity Return Strategy Portfolio, Class 1
CTIVP AC Div Bond, Cl 2	CTIVP® – American Century Diversified Bond Fund (Class 2)
CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2)
CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3)
CTIVP CenterSquare Real Est, Cl 2	CTIVP® – CenterSquare Real Estate Fund (Class 2)
CTIVP MFS Val, Cl 2	CTIVP® – MFS® Value Fund (Class 2) (renamed to CTIVP® - Wellington Large Cap Value Fund (Class 2) effective sometime during the second quarter of 2025)
CTIVP Prin Blue Chip Gro, Cl 1	CTIVP® – Principal Blue Chip Growth Fund (Class 1) (renamed to CTIVP® - Principal Large Cap Growth Fund (Class 1) effective sometime during the second quarter of 2025)
CTIVP Prin Blue Chip Gro, Cl 2	CTIVP® – Principal Blue Chip Growth Fund (Class 2) (renamed to CTIVP® - Principal Large Cap Growth Fund (Class 2) effective sometime during the second quarter of 2025)
CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2)
CTIVP TCW Core Plus Bond, Cl 2	CTIVP® – TCW Core Plus Bond Fund (Class 2)
CTIVP Vty Sycamore Estb Val, Cl 2	CTIVP® – Victory Sycamore Established Value Fund (Class 2)
CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP® – Victory Sycamore Established Value Fund (Class 3)
CTIVP Westfield Mid Cap Gro, Cl 2	CTIVP® – Westfield Mid Cap Growth Fund (Class 2)
CTIVP Westfield Sel Lg Cp Gr, Cl 2	CTIVP® – Westfield Select Large Cap Growth Fund (Class 2) (previously CTIVP® – Morgan Stanley Advantage Fund (Class 2))
CVT EAFE Intl Index, Cl F	CVT EAFE International Index Portfolio – Class F (previously Calvert VP EAFE International Index Portfolio – Class F)
CVT Nasdaq 100 Index, Cl F	CVT Nasdaq 100 Index Portfolio – Class F (previously Calvert VP Nasdaq 100 Index Portfolio – Class F)
CVT Russ 2000 Sm Cap Ind, Cl F	CVT Russell 2000® Small Cap Index Portfolio – Class F (previously Calvert VP Russell 2000® Small Cap Index Portfolio – Class F)
DWS Alt Asset Alloc VIP, Cl B	DWS Alternative Asset Allocation VIP, Class B
EV VT Floating-Rate Inc, Init Cl	Eaton Vance VT Floating-Rate Income Fund – Initial Class
Fid VIP Contrafund, Serv Cl 2	Fidelity® VIP ContrafundSM Portfolio Service Class 2
Fid VIP Emer Mkts, Serv Cl 2	Fidelity® VIP Emerging Markets Portfolio Service Class 2
Fid VIP Energy, Serv Cl 2	Fidelity® VIP Energy Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl	Fidelity® VIP Growth & Income Portfolio Service Class
Fid VIP Gro & Inc, Serv Cl 2	Fidelity® VIP Growth & Income Portfolio Service Class 2
Fid VIP Gro Opp, Serv Cl 2	Fidelity® VIP Growth Opportunities Portfolio Service Class 2
Fid VIP Intl Cap Appr, Serv Cl 2	Fidelity® VIP International Capital Appreciation Portfolio Service Class 2
Fid VIP Invest Gr, Serv Cl 2	Fidelity® VIP Investment Grade Bond Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl	Fidelity® VIP Mid Cap Portfolio Service Class
Fid VIP Mid Cap, Serv Cl 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl	Fidelity® VIP Overseas Portfolio Service Class
Fid VIP Overseas, Serv Cl 2	Fidelity® VIP Overseas Portfolio Service Class 2
Fid VIP Strategic Inc, Serv Cl 2	Fidelity® VIP Strategic Income Portfolio Service Class 2
Frank Global Real Est, Cl 2	Franklin Global Real Estate VIP Fund – Class 2
Frank Inc, Cl 2	Franklin Income VIP Fund – Class 2
Frank Inc, Cl 4	Franklin Income VIP Fund – Class 4
Frank Mutual Gbl Dis, Cl 4	Franklin Mutual Global Discovery VIP Fund – Class 4
Frank Mutual Shares, Cl 2	Franklin Mutual Shares VIP Fund – Class 2
Frank Sm Cap Val, Cl 2	Franklin Small Cap Value VIP Fund – Class 2
Frank Sm Cap Val, Cl 4	Franklin Small Cap Value VIP Fund – Class 4
GS VIT Mid Cap Val, Inst	Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares
GS VIT Multi-Strategy Alt, Advisor	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares(1)
GS VIT Multi-Strategy Alt, Serv	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Service Shares(2)
GS VIT Sm Cap Eq Insights, Inst	Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares
GS VIT Sm Cap Eq Insights, Serv	Goldman Sachs VIT Small Cap Equity Insights Fund – Service Shares
GS VIT U.S. Eq Insights, Inst	Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares
Invesco VI Am Fran, Ser I	Invesco V.I. American Franchise Fund, Series I Shares
Invesco VI Am Fran, Ser II	Invesco V.I. American Franchise Fund, Series II Shares
Invesco VI Bal Risk Alloc, Ser II	Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares
Invesco VI Comstock, Ser II	Invesco V.I. Comstock Fund, Series II Shares
Invesco VI Core Eq, Ser I	Invesco V.I. Core Equity Fund, Series I Shares
Invesco VI Core Plus Bond, Ser II	Invesco V.I. Core Plus Bond Fund, Series II Shares
Invesco VI Dis Mid Cap Gro, Ser I	Invesco V.I. Discovery Mid Cap Growth Fund, Series I Shares

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	115

Division	Fund
Invesco VI Dis Mid Cap Gro, Ser II	Invesco V.I. Discovery Mid Cap Growth Fund, Series II Shares
Invesco VI Div Divd, Ser I	Invesco V.I. Diversified Dividend Fund, Series I Shares
Invesco VI Div Divd, Ser II	Invesco V.I. Diversified Dividend Fund, Series II Shares
Invesco VI EQV Intl Eq, Ser II	Invesco V.I. EQV International Equity Fund, Series II Shares
Invesco VI Global, Ser II	Invesco V.I. Global Fund, Series II Shares
Invesco VI Gbl Strat Inc, Ser II	Invesco V.I. Global Strategic Income Fund, Series II Shares
Invesco VI Hlth, Ser II	Invesco V.I. Health Care Fund, Series II Shares
Invesco VI Main St, Ser II	Invesco V.I. Main Street Fund®, Series II Shares
Invesco VI Mn St Sm Cap, Ser II	Invesco V.I. Main Street Small Cap Fund®, Series II Shares
Invesco VI Tech, Ser I	Invesco V.I. Technology Fund, Series I Shares
Invesco VI Tech, Ser II	Invesco V.I. Technology Fund, Series II Shares
Janus Henderson VIT Bal, Serv	Janus Henderson VIT Balanced Portfolio: Service Shares
Janus Henderson VIT Enter, Serv	Janus Henderson VIT Enterprise Portfolio: Service Shares
Janus Henderson VIT Flex Bd, Serv	Janus Henderson VIT Flexible Bond Portfolio: Service Shares
Janus Henderson VIT Forty, Serv	Janus Henderson VIT Forty Portfolio: Service Shares
Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Global Technology and Innovation Portfolio: Service Shares
Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Overseas Portfolio: Service Shares
Janus Henderson VIT Res, Serv	Janus Henderson VIT Research Portfolio: Service Shares
Lazard Ret Emer Mkts Eq, Serv	Lazard Retirement Emerging Markets Equity Portfolio – Service Shares
Lazard Ret Global Dyn MA, Serv	Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares
Lord Abt Bond Debenture, Cl VC	Lord Abbett Series Fund Bond Debenture Portfolio – Class VC
Lord Abt Short Dur Inc, Cl VC	Lord Abbett Series Fund Short Duration Income Portfolio – Class VC
LVIP AC Intl, Serv Cl	LVIP American Century International Fund, Service Class(3)
LVIP AC Intl, Std Cl II	LVIP American Century International Fund, Standard Class II(4)
LVIP AC Mid Cap Val, Serv Cl	LVIP American Century Mid Cap Value Fund, Service Class(5)
LVIP AC Ultra, Serv Cl	LVIP American Century Ultra® Fund, Service Class(6)
LVIP AC Val, Serv Cl	LVIP American Century Value Fund, Service Class(7)
LVIP AC Val, Std Cl II	LVIP American Century Value Fund, Standard Class II(8)
LVIP JPM US Eq, Serv Cl	LVIP JPMorgan U.S. Equity Fund – Service Class(9)(10)
Mac VIP Asset Strategy, Serv Cl	Macquarie VIP Asset Strategy Series – Service Class (previously Delaware Ivy VIP Asset Strategy, Class II)
Mac VIP for Inc, Serv Cl	Macquarie VIP Fund for Income Series – Service Class (previously Delaware VIP® Fund for Income Series – Service Class)
Mac VIP Intl Core Eq, Serv Cl	Macquarie VIP International Core Equity Series – Service Class(11)(12) (previously Delaware Ivy VIP International Core Equity—Class II)
MFS Gbl Real Est, Serv Cl	MFS® Global Real Estate Portfolio – Service Class
MFS Intl Gro, Serv Cl	MFS® International Growth Portfolio – Service Class
MFS Mass Inv Gro Stock, Serv Cl	MFS® Massachusetts Investors Growth Stock Portfolio – Service Class
MFS New Dis, Serv Cl	MFS® New Discovery Series – Service Class
MFS Research Intl, Serv Cl	MFS® Research International Portfolio – Service Class
MFS Utilities, Serv Cl	MFS® Utilities Series – Service Class
MS VIF Dis, Cl II	Morgan Stanley VIF Discovery Portfolio, Class II Shares
NB AMT Sus Eq, Cl S	Neuberger Berman AMT Sustainable Equity Portfolio (Class S)
PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset Portfolio, Advisor Class
PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class
PIMCO VIT Tot Return, Advisor Cl	PIMCO VIT Total Return Portfolio, Advisor Class
Put VT Global Hlth Care, Cl IB	Putnam VT Global Health Care Fund – Class IB Shares
Put VT Intl Eq, Cl IB	Putnam VT International Equity Fund – Class IB Shares
Put VT Intl Val, Cl IB	Putnam VT International Value Fund – Class IB Shares
Put VT Lg Cap Val, Cl IB	Putnam VT Large Cap Value Fund – Class IB Shares
Put VT Sus Fut, Cl IB	Putnam VT Sustainable Future Fund – Class IB Shares
Put VT Sus Leaders, Cl IA	Putnam VT Sustainable Leaders Fund – Class IA Shares
Put VT Sus Leaders, Cl IB	Putnam VT Sustainable Leaders Fund – Class IB Shares
Royce Micro-Cap, Invest Cl	Royce Capital Fund – Micro-Cap Portfolio, Investment Class
Temp Global Bond, Cl 2	Templeton Global Bond VIP Fund – Class 2
Third Ave VST Third Ave Value	Third Avenue VST Third Avenue Value Portfolio
VanEck VIP Global Gold, Cl S	VanEck VIP Global Gold Fund (Class S Shares)
VP Aggr, Cl 2	Variable Portfolio – Aggressive Portfolio (Class 2)
VP Aggr, Cl 4	Variable Portfolio – Aggressive Portfolio (Class 4)
VP Conserv, Cl 2	Variable Portfolio – Conservative Portfolio (Class 2)

116	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Division	Fund
VP Conserv, Cl 4	Variable Portfolio – Conservative Portfolio (Class 4)
VP Man Risk, Cl 2	Variable Portfolio – Managed Risk Fund (Class 2)
VP Man Risk US, Cl 2	Variable Portfolio – Managed Risk U.S. Fund (Class 2)
VP Man Vol Conserv, Cl 2	Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
VP Man Vol Conserv Gro, Cl 2	Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
VP Man Vol Gro, Cl 2	Variable Portfolio – Managed Volatility Growth Fund (Class 2)
VP Man Vol Mod Gro, Cl 2	Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
VP Mod, Cl 2	Variable Portfolio – Moderate Portfolio (Class 2)
VP Mod, Cl 4	Variable Portfolio – Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 2	Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
VP Mod Aggr, Cl 4	Variable Portfolio – Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2	Variable Portfolio – Moderately Conservative Portfolio (Class 2)
VP Mod Conserv, Cl 4	Variable Portfolio – Moderately Conservative Portfolio (Class 4)
VP Ptnrs Core Bond, Cl 2	Variable Portfolio – Partners Core Bond Fund (Class 2)
VP Ptnrs Core Eq, Cl 2	Variable Portfolio – Partners Core Equity Fund (Class 2)
VP Ptnrs Core Eq, Cl 3	Variable Portfolio – Partners Core Equity Fund (Class 3)
VP Ptnrs Intl Core Eq, Cl 2	Variable Portfolio – Partners International Core Equity Fund (Class 2)
VP Ptnrs Intl Gro, Cl 2	Variable Portfolio – Partners International Growth Fund (Class 2)
VP Ptnrs Intl Val, Cl 2	Variable Portfolio – Partners International Value Fund (Class 2)
VP Ptnrs Sm Cap Gro, Cl 2	Variable Portfolio – Partners Small Cap Growth Fund (Class 2)
VP Ptnrs Sm Cap Val, Cl 2	Variable Portfolio – Partners Small Cap Value Fund (Class 2)
VP Ptnrs Sm Cap Val, Cl 3	Variable Portfolio – Partners Small Cap Value Fund (Class 3)
VP US Flex Conserv Gro, Cl 2	Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2)
VP US Flex Gro, Cl 2	Variable Portfolio – U.S. Flexible Growth Fund (Class 2)
VP US Flex Mod Gro, Cl 2	Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2)
Wanger Acorn	Wanger Acorn (renamed to Columbia Variable Portfolio - Acorn Fund effective sometime during the second quarter of 2025)
Wanger Intl	Wanger International (renamed to Columbia Variable Portfolio - Acorn International Fund effective sometime during the second quarter of 2025)
WA Var Global Hi Yd Bond, Cl II	Western Asset Variable Global High Yield Bond Portfolio – Class II

(1)	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares is scheduled to liquidate sometime during the second quarter of 2025.
(2)	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Service Shares is scheduled to liquidate sometime during the second quarter of 2025.
(3)	American Century VP International, Class II reorganized into LVIP American Century International Fund, Service Class on April 26, 2024,
(4)	American Century VP International, Class I reorganized into LVIP American Century International Fund, Standard Class II on April 26, 2024.
(5)	American Century VP Mid Cap Value, Class II reorganized into LVIP American Century Mid Cap Value Fund, Service Class on April 26, 2024.
(6)	American Century VP Ultra®, Class II reorganized into LVIP American Century Ultra® Fund, Service Class on April 26, 2024.
(7)	American Century VP Value, Class II reorganized into LVIP American Century Value Fund, Service Class on April 26, 2024.
(8)	American Century VP Value, Class I reorganized into LVIP American Century Value Fund, Standard Class II on April 26, 2024.
(9)	JPMorgan Insurance Trust U.S. Equity Portfolio – Class 2 Shares merged into LVIP JPMorgan U.S. Equity Fund – Service Class on April 28, 2023.
(10)	For the period April 28, 2023 (commencement of operations) to December 31, 2023.
(11)

Delaware VIP® International Series – Service Class merged into Delaware Ivy VIP International Core Equity – Class II on April 26, 2024. Subsequent to the merger, the fund was renamed to Macquerie VIP International Core Equity Series – Service Class.

(12)	For the period April 26, 2024 (commencement of operations) to December 31, 2024.

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life of NY.

RiverSource Life of NY serves as issuer of the contracts.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investment transactions are accounted for on the trade date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division’s share of the Funds’ undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the fair value measurement. The three levels of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	117

Level 2 – Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been measured at fair value using the net asset value per share (or its equivalent) as a practical expedient and are therefore not categorized in the fair value hierarchy. There were no transfers between levels in the period ended December 31, 2024.

Variable Payout

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 3.5% or 5% based on the annuitant’s election, or as regulated by the laws of the respective states. The mortality risk is fully borne by RiverSource Life of NY and may result in additional amounts being transferred into the variable annuity account by RiverSource Life of NY to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Federal Income Taxes

RiverSource Life of NY is taxed as a life insurance company. The Account is treated as part of RiverSource Life of NY for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life of NY will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Subsequent Events

Management has evaluated Account related events and transactions that occurred through the date the financial statements were issued. Management noted there were no items requiring adjustments or additional disclosures in the Account’s financial statements.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

Segment Reporting

In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-07, Improvements to Reportable Segment Disclosures, updating reportable segment disclosure requirements in accordance with Topic 280, Segment Reporting (“Topic 280”), primarily through enhanced disclosures about significant segment expenses. The amendments also expand Topic 280 disclosures to public entities with one reportable segment. The amendments are effective for annual periods beginning after December 15, 2023, and interim periods beginning after December 15, 2024. The standard was adopted on January 1, 2024. The adoption of the standard did not have an impact on the statement of assets and liabilities, the statement of operations or the statement of changes in net assets, as the standard is disclosure-related only.

The Chairman and President and Chief Executive Officer of RiverSource Life Insurance Co. of New York acts as the Account’s chief operating decision maker (“CODM”) in assessing performance and making decisions about resource allocation. The CODM has determined that the Account has a single operating segment because the CODM monitors net income, investment performance and overall operating results of the Account as a whole in making decisions about resource allocation. The financial information provided to and reviewed by the CODM is consistent with that presented within the Account’s financial statements.

3. VARIABLE ACCOUNT EXPENSES

RiverSource Life of NY deducts a daily mortality and expense risk fee equal, on an annual basis, to the following percent of the average daily net assets of each subaccount.

Product	Mortality and expense risk fee
RAVA Advantage Plus	0.55% to 0.95% (depending on the contract selected)
RAVA Select Plus	0.75% to 1.20% (depending on the contract selected)
RAVA 4 Advantage	0.85% to 1.05% (depending on the contract selected)

118	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Product	Mortality and expense risk fee
RAVA 4 Select	1.10% to 1.30% (depending on the contract selected)
RAVA 4 Access	1.25% to 1.45% (depending on the contract selected)
RAVA 5 Advantage (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	0.95% to 1.40% (depending on the contract selected)
RAVA 5 Select (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	1.30% to 1.65% (depending on the contract selected)
RAVA 5 Access (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	1.45% to 1.80% (depending on the contract selected)
RAVA 5 Advantage (Offered for contract applications signed prior to April 30, 2012)	0.85% to 1.30% (depending on the contract selected)
RAVA 5 Select (Offered for contract applications signed prior to April 30, 2012)	1.20% to 1.55% (depending on the contract selected)
RAVA 5 Access (Offered for contract applications signed prior to April 30, 2012)	1.35% to 1.70% (depending on the contract selected)
RAVA 5 Advantage (Offered for contract applications signed on or after April 29, 2013)	0.95% to 1.45% (depending on the contract selected)
RAVA 5 Select (Offered for contract applications signed on or after April 29, 2013)	0.95% to 1.70% (depending on the contract selected)
RAVA 5 Access (Offered for contract applications signed on or after April 29, 2013)	0.95% to 1.85% (depending on the contract selected)
RAVA 5 Advantage (Offered for contract applications signed on or after April 29, 2019)	0.95% to 1.45% (depending on the contract selected)
RAVA 5 Choice	0.95% to 1.55% (depending on the contract selected)
RAVA 5 Access (Offered for contract applications signed on or after June 22, 2020)	0.95% to 1.30% (depending on the contract selected)
RAVA Apex	0.65% to 1.50% (depending on the contract selected)
RAVA Vista	0.90% to 1.55% (depending on the contract selected)
FPA	1.25%
RAVA	0.75% to 0.95% (depending on the contract selected)
RAVA Advantage	0.75% to 0.95% (depending on the contract selected)
RAVA Select	1.00% to 1.20% (depending on the contract selected)

4. CONTRACT CHARGES

RiverSource Life of NY deducts a contract administrative charge of $50 per year on the contract anniversary. This charge reimburses RiverSource Life of NY for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

Optional riders are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary.

5. SURRENDER CHARGES

RiverSource Life of NY may assess a surrender charge to help it recover certain expenses related to the sale of the annuity. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from contract surrender benefits paid by RiverSource Life of NY. Charges by RiverSource Life of NY for surrenders are not identified on an individual division basis.

6. RELATED PARTY TRANSACTIONS

RiverSource Life of NY is a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	119

The following table reflects fees paid by certain affiliated funds to Ameriprise Financial and its affiliates.

Fee Agreement:	Fees Paid To:
Management Agreement	Columbia Management Investment Advisers, LLC
Shareholder Services Agreement	Columbia Management Investment Services Corp.
Plan and Agreement of Distribution	Columbia Management Investment Distributors, Inc.
Investment Advisory Agreement	Columbia Wanger Asset Management, LLC
Administrative Services Agreement	Columbia Wanger Asset Management, LLC

7. INVESTMENT TRANSACTIONS

The divisions’ purchases of Funds’ shares, including reinvestment of dividend distributions, for the year ended December 31, 2024 were as follows:

Division	Purchases
AB VPS Dyn Asset Alloc, Cl B	$32,634
AB VPS Intl Val, Cl B	243,436
AB VPS Lg Cap Gro, Cl B	3,173,454
AB VPS Relative Val, Cl B	387,112
AB VPS Sus Gbl Thematic, Cl B	196,072
Allspg VT Index Asset Alloc, Cl 2	318,814
Allspg VT Opp, Cl 2	545,068
Allspg VT Sm Cap Gro, Cl 2	334,824
ALPS Alerian Engy Infr, Class III	564,222
BlackRock Adv SMID Cap VI, Cl III	58,102
BlackRock Global Alloc, Cl III	1,720,257
BNY Mellon Sus US Eq, Serv	8,443
Calvert VP SRI Bal, Cl F	129,442
Calvert VP SRI Bal, Cl I	214,636
CB Var Sm Cap Gro, Cl I	30,534
Col VP Bal, Cl 2	4,656,087
Col VP Bal, Cl 3	4,581,257
Col VP Commodity Strategy, Cl 2	100,039
Col VP Contrarian Core, Cl 2	1,106,103
Col VP Disciplined Core, Cl 2	799,729
Col VP Disciplined Core, Cl 3	118,751
Col VP Divd Opp, Cl 2	1,323,246
Col VP Divd Opp, Cl 3	774,920
Col VP Emerg Mkts Bond, Cl 2	120,163
Col VP Emer Mkts, Cl 2	282,689
Col VP Emer Mkts, Cl 3	198,794
Col VP Global Strategic Inc, Cl 2	235,986
Col VP Global Strategic Inc, Cl 3	305,715
Col VP Govt Money Mkt, Cl 2	8,763,363
Col VP Govt Money Mkt, Cl 3	3,516,341
Col VP Hi Yield Bond, Cl 2	1,725,115
Col VP Hi Yield Bond, Cl 3	514,798
Col VP Inc Opp, Cl 2	909,161
Col VP Inc Opp, Cl 3	879,582
Col VP Inter Bond, Cl 2	1,610,523
Col VP Inter Bond, Cl 3	1,151,263
Col VP Lg Cap Gro, Cl 2	1,756,607
Col VP Lg Cap Gro, Cl 3	184,981
Col VP Lg Cap Index, Cl 2	17,571,573
Col VP Lg Cap Index, Cl 3	7,273,887
Col VP Limited Duration Cr, Cl 2	739,021
Col VP Long Govt/Cr Bond, Cl 2	564,183
Col VP Overseas Core, Cl 2	793,316
Col VP Overseas Core, Cl 3	180,570
Col VP Select Lg Cap Eq, Cl 2	496,395
Col VP Select Lg Cap Val, Cl 2	1,035,025

Division	Purchases
Col VP Select Lg Cap Val, Cl 3	165,750
Col VP Select Mid Cap Gro, Cl 2	324,840
Col VP Select Mid Cap Gro, Cl 3	366,182
Col VP Select Mid Cap Val, Cl 2	450,882
Col VP Select Mid Cap Val, Cl 3	31,889
Col VP Select Sm Cap Val, Cl 2	172,124
Col VP Select Sm Cap Val, Cl 3	60,577
Col VP Sel Gbl Tech, Cl 2	649,483
Col VP Sm Cap Val, Cl 2	167,348
Col VP Strategic Inc, Cl 2	2,606,040
Col VP US Govt Mtge, Cl 2	3,943,208
Col VP US Govt Mtge, Cl 3	93,340
CS Commodity Return, Cl 1	44,147
CTIVP AC Div Bond, Cl 2	215,096
CTIVP BR Gl Infl Prot Sec, Cl 2	121,522
CTIVP BR Gl Infl Prot Sec, Cl 3	254,427
CTIVP CenterSquare Real Est, Cl 2	102,263
CTIVP MFS Val, Cl 2	2,024,181
CTIVP Prin Blue Chip Gro, Cl 1	53,340
CTIVP Prin Blue Chip Gro, Cl 2	570,219
CTIVP T Rowe Price LgCap Val, Cl 2	497,574
CTIVP TCW Core Plus Bond, Cl 2	590,066
CTIVP Vty Sycamore Estb Val, Cl 2	750,593
CTIVP Vty Sycamore Estb Val, Cl 3	65,038
CTIVP Westfield Mid Cap Gro, Cl 2	108,359
CTIVP Westfield Sel Lg Cp Gr, Cl 2	35,425
CVT EAFE Intl Index, Cl F	293,349
CVT Nasdaq 100 Index, Cl F	4,266,121
CVT Russ 2000 Sm Cap Ind, Cl F	377,967
DWS Alt Asset Alloc VIP, Cl B	449,244
EV VT Floating-Rate Inc, Init Cl	1,177,763
Fid VIP Contrafund, Serv Cl 2	13,021,133
Fid VIP Emer Mkts, Serv Cl 2	42,009
Fid VIP Energy, Serv Cl 2	283,433
Fid VIP Gro & Inc, Serv Cl	89,022
Fid VIP Gro & Inc, Serv Cl 2	1,390,509
Fid VIP Gro Opp, Serv Cl 2	345,359
Fid VIP Intl Cap Appr, Serv Cl 2	152,608
Fid VIP Invest Gr, Serv Cl 2	827,476
Fid VIP Mid Cap, Serv Cl	254,752
Fid VIP Mid Cap, Serv Cl 2	6,833,634
Fid VIP Overseas, Serv Cl	18,651
Fid VIP Overseas, Serv Cl 2	483,366
Fid VIP Strategic Inc, Serv Cl 2	2,708,348
Frank Global Real Est, Cl 2	113,817
Frank Inc, Cl 2	486,198

120	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Division	Purchases
Frank Inc, Cl 4	233,133
Frank Mutual Gbl Dis, Cl 4	43,171
Frank Mutual Shares, Cl 2	494,175
Frank Sm Cap Val, Cl 2	499,185
Frank Sm Cap Val, Cl 4	344,538
GS VIT Mid Cap Val, Inst	459,904
GS VIT Multi-Strategy Alt, Advisor	51,035
GS VIT Multi-Strategy Alt, Serv	38,141
GS VIT Sm Cap Eq Insights, Inst	14,450
GS VIT Sm Cap Eq Insights, Serv	45,248
GS VIT U.S. Eq Insights, Inst	565,207
Invesco VI Am Fran, Ser I	3,996
Invesco VI Am Fran, Ser II	11,996
Invesco VI Bal Risk Alloc, Ser II	251,659
Invesco VI Comstock, Ser II	445,988
Invesco VI Core Eq, Ser I	581,219
Invesco VI Core Plus Bond, Ser II	107,817
Invesco VI Dis Mid Cap Gro, Ser I	5,827
Invesco VI Dis Mid Cap Gro, Ser II	14,105
Invesco VI Div Divd, Ser I	42,695
Invesco VI Div Divd, Ser II	27,777
Invesco VI EQV Intl Eq, Ser II	81,278
Invesco VI Global, Ser II	1,351,643
Invesco VI Gbl Strat Inc, Ser II	505,991
Invesco VI Hlth, Ser II	73,250
Invesco VI Main St, Ser II	16,113
Invesco VI Mn St Sm Cap, Ser II	1,280,309
Invesco VI Tech, Ser I	106,318
Invesco VI Tech, Ser II	843,862
Janus Henderson VIT Bal, Serv	3,071,625
Janus Henderson VIT Enter, Serv	28,041
Janus Henderson VIT Flex Bd, Serv	2,136,059
Janus Henderson VIT Forty, Serv	2,645,385
Janus Hend VIT Gbl Tech Innov, Srv	245,492
Janus Henderson VIT Overseas, Serv	172,058
Janus Henderson VIT Res, Serv	193,515
Lazard Ret Emer Mkts Eq, Serv	192,051
Lazard Ret Global Dyn MA, Serv	5,988
Lord Abt Bond Debenture, Cl VC	389,155
Lord Abt Short Dur Inc, Cl VC	295,012
LVIP AC Intl, Serv Cl	105,839
LVIP AC Intl, Std Cl II	2,594
LVIP AC Mid Cap Val, Serv Cl	403,898
LVIP AC Ultra, Serv Cl	695,727
LVIP AC Val, Serv Cl	1,633,099
LVIP AC Val, Std Cl II	44,812
LVIP JPM US Eq, Serv Cl	15,928
Mac VIP Asset Strategy, Serv Cl	77,347
Mac VIP for Inc, Serv Cl	29,301
Mac VIP Intl Core Eq, Serv Cl	151,236
MFS Gbl Real Est, Serv Cl	25,021
MFS Intl Gro, Serv Cl	127,074

Division	Purchases
MFS Mass Inv Gro Stock, Serv Cl	373,686
MFS New Dis, Serv Cl	27,035
MFS Research Intl, Serv Cl	94,374
MFS Utilities, Serv Cl	857,171
MS VIF Dis, Cl II	637,970
NB AMT Sus Eq, Cl S	125,523
PIMCO VIT All Asset, Advisor Cl	317,085
PIMCO VIT Glb Man As Alloc, Adv Cl	15,079
PIMCO VIT Tot Return, Advisor Cl	1,831,816
Put VT Global Hlth Care, Cl IB	275,980
Put VT Intl Eq, Cl IB	19,670
Put VT Intl Val, Cl IB	108,460
Put VT Lg Cap Val, Cl IB	586,623
Put VT Sus Fut, Cl IB	12,000
Put VT Sus Leaders, Cl IA	85,778
Put VT Sus Leaders, Cl IB	15,965
Royce Micro-Cap, Invest Cl	25,424
Temp Global Bond, Cl 2	110,489
Third Ave VST Third Ave Value	56,994
VanEck VIP Global Gold, Cl S	235,611
VP Aggr, Cl 2	7,259,929
VP Aggr, Cl 4	1,156,785
VP Conserv, Cl 2	3,146,902
VP Conserv, Cl 4	1,932,385
VP Man Risk, Cl 2	109,604
VP Man Risk US, Cl 2	3,411,375
VP Man Vol Conserv, Cl 2	5,292,996
VP Man Vol Conserv Gro, Cl 2	9,390,054
VP Man Vol Gro, Cl 2	17,329,188
VP Man Vol Mod Gro, Cl 2	25,215,300
VP Mod, Cl 2	23,994,269
VP Mod, Cl 4	3,090,228
VP Mod Aggr, Cl 2	17,349,855
VP Mod Aggr, Cl 4	1,025,722
VP Mod Conserv, Cl 2	5,433,065
VP Mod Conserv, Cl 4	988,325
VP Ptnrs Core Bond, Cl 2	222,913
VP Ptnrs Core Eq, Cl 2	380,711
VP Ptnrs Core Eq, Cl 3	14,552
VP Ptnrs Intl Core Eq, Cl 2	612,174
VP Ptnrs Intl Gro, Cl 2	271,219
VP Ptnrs Intl Val, Cl 2	108,665
VP Ptnrs Sm Cap Gro, Cl 2	311,974
VP Ptnrs Sm Cap Val, Cl 2	182,459
VP Ptnrs Sm Cap Val, Cl 3	51,795
VP US Flex Conserv Gro, Cl 2	2,232,021
VP US Flex Gro, Cl 2	11,964,462
VP US Flex Mod Gro, Cl 2	3,028,785
Wanger Acorn	124,961
Wanger Intl	271,223
WA Var Global Hi Yd Bond, Cl II	134,675

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	121

8. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the divisions.

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AB VPS Dyn Asset Alloc, Cl B
2024	486	$1.53	to	$1.31	$693	1.00%	0.55%	to	1.85%	9.81%		to	8.39%
2023	549	$1.39	to	$1.21	$714	0.44%	0.55%	to	1.85%	12.86%		to	11.40%
2022	984	$1.23	to	$1.09	$1,151	2.32%	0.55%	to	1.85%	(19.12%)		to	(20.16%)
2021	600	$1.52	to	$1.36	$866	1.41%	0.55%	to	1.85%	8.68%		to	7.27%
2020	702	$1.40	to	$1.27	$939	1.49%	0.55%	to	1.85%	4.29%		to	2.93%
AB VPS Intl Val, Cl B
2024	1,957	$1.46	to	$0.93	$3,388	2.26%	0.55%	to	1.45%	4.23%		to	3.29%
2023	2,181	$1.40	to	$0.90	$3,634	0.68%	0.55%	to	1.45%	14.20%		to	13.19%
2022	2,385	$1.23	to	$0.79	$3,528	4.15%	0.55%	to	1.45%	(14.27%)		to	(15.04%)
2021	2,577	$1.43	to	$0.93	$4,427	1.66%	0.55%	to	1.45%	10.25%		to	9.26%
2020	2,729	$1.30	to	$0.85	$4,384	1.52%	0.55%	to	1.45%	1.65%		to	0.74%
AB VPS Lg Cap Gro, Cl B
2024	1,891	$1.51	to	$4.89	$12,949	—	0.65%	to	1.85%	24.14%		to	22.65%
2023	1,824	$1.22	to	$3.99	$10,229	—	0.65%	to	1.85%	33.92%		to	32.33%
2022	1,675	$0.91	to	$3.02	$6,953	—	0.65%	to	1.85%	(9.89	%)(7)	to	(29.99%)
2021	1,316	$6.48	to	$4.31	$8,593	—	0.85%	to	1.85%	27.56%		to	26.30%
2020	1,108	$5.08	to	$3.41	$5,685	—	0.85%	to	1.85%	34.00%		to	32.67%
AB VPS Relative Val, Cl B
2024	1,095	$4.29	to	$1.22	$4,515	1.24%	0.55%	to	1.55%	12.14%		to	11.02%
2023	1,282	$3.83	to	$1.10	$4,744	1.29%	0.55%	to	1.55%	11.11%		to	10.01%
2022	1,407	$3.45	to	$1.00	$4,689	1.10%	0.55%	to	1.55%	(4.94%)		to	(0.06	%)(7)
2021	1,488	$3.62	to	$2.96	$5,256	0.64%	0.55%	to	1.45%	27.14%		to	26.00%
2020	1,648	$2.85	to	$2.35	$4,593	1.34%	0.55%	to	1.45%	1.91%		to	1.00%
AB VPS Sus Gbl Thematic, Cl B
2024	182	$3.26	to	$1.12	$569	—	0.55%	to	1.55%	5.38%		to	4.32%
2023	149	$3.09	to	$1.07	$448	0.03%	0.55%	to	1.55%	15.07%		to	13.93%
2022	168	$2.69	to	$0.94	$442	—	0.55%	to	1.55%	(27.57%)		to	(6.14	%)(7)
2021	186	$3.71	to	$3.50	$681	—	0.55%	to	1.45%	21.90%		to	20.81%
2020	212	$3.05	to	$2.90	$641	0.45%	0.55%	to	1.45%	38.31%		to	37.08%
Allspg VT Index Asset Alloc, Cl 2
2024	563	$4.07	to	$4.20	$2,271	1.31%	0.75%	to	1.20%	14.01%		to	13.49%
2023	670	$3.57	to	$3.70	$2,386	0.96%	0.75%	to	1.20%	15.83%		to	15.31%
2022	642	$3.08	to	$3.21	$1,978	0.63%	0.75%	to	1.20%	(17.64%)		to	(18.01%)
2021	692	$3.74	to	$3.91	$2,588	0.58%	0.75%	to	1.20%	15.13%		to	14.61%
2020	741	$3.25	to	$3.41	$2,407	0.83%	0.75%	to	1.20%	15.72%		to	15.20%
Allspg VT Opp, Cl 2
2024	505	$5.75	to	$2.92	$2,963	0.05%	0.55%	to	1.85%	14.41%		to	12.93%
2023	502	$5.03	to	$2.58	$2,553	—	0.55%	to	1.85%	25.81%		to	24.19%
2022	533	$4.00	to	$2.08	$2,164	—	0.55%	to	1.85%	(21.24%)		to	(22.25%)
2021	635	$5.07	to	$2.68	$3,255	0.04%	0.55%	to	1.85%	24.09%		to	22.49%
2020	671	$4.09	to	$2.18	$2,786	0.44%	0.55%	to	1.85%	20.34%		to	18.79%
Allspg VT Sm Cap Gro, Cl 2
2024	966	$5.21	to	$2.47	$4,483	—	0.55%	to	1.85%	18.05%		to	16.51%
2023	1,054	$4.42	to	$2.12	$4,170	—	0.55%	to	1.85%	3.54%		to	2.20%
2022	1,113	$4.26	to	$2.07	$4,256	—	0.55%	to	1.85%	(34.78%)		to	(35.62%)
2021	1,096	$6.54	to	$3.22	$6,481	—	0.55%	to	1.85%	7.05%		to	5.66%
2020	1,085	$6.11	to	$3.05	$5,981	—	0.55%	to	1.85%	56.92%		to	54.89%

122	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
ALPS Alerian Engy Infr, Class III
2024	1,286	$1.84	to	$1.58	$2,246	3.52%	0.55%	to	1.85%	39.82%		to	38.01%
2023	1,617	$1.32	to	$1.15	$2,022	3.07%	0.55%	to	1.85%	13.28%		to	11.82%
2022	1,767	$1.16	to	$1.03	$1,963	4.41%	0.55%	to	1.85%	16.68%		to	15.18%
2021	1,865	$1.00	to	$0.89	$1,786	1.95%	0.55%	to	1.85%	37.02%		to	35.25%
2020	1,816	$0.73	to	$0.66	$1,277	2.91%	0.55%	to	1.85%	(25.54%)		to	(26.50%)
BlackRock Adv SMID Cap VI, Cl III
2024	290	$1.26	to	$1.23	$364	1.51%	0.65%	to	1.55%	10.98%		to	9.99%
2023	258	$1.14	to	$1.12	$293	2.73%	0.65%	to	1.55%	17.86%		to	16.82%
2022	135	$0.97	to	$0.96	$131	5.12%	0.65%	to	1.55%	(4.28	%)(7)	to	(4.84	%)(7)
BlackRock Global Alloc, Cl III
2024	3,805	$1.89	to	$1.49	$6,783	0.82%	0.55%	to	1.85%	8.32%		to	6.93%
2023	3,690	$1.75	to	$1.40	$6,171	2.59%	0.55%	to	1.85%	11.88%		to	10.44%
2022	3,685	$1.56	to	$1.26	$5,542	—	0.55%	to	1.85%	(16.53%)		to	(17.61%)
2021	3,669	$1.87	to	$1.53	$6,656	0.92%	0.55%	to	1.85%	5.83%		to	4.47%
2020	2,193	$1.77	to	$1.47	$3,711	1.39%	0.55%	to	1.85%	20.05%		to	18.49%
BNY Mellon Sus US Eq, Serv
2024	57	$1.40	to	$1.37	$82	0.38%	0.65%	to	1.55%	23.77%		to	22.65%
2023	55	$1.13	to	$1.12	$64	0.06%	0.65%	to	1.55%	22.71%		to	21.61%
2022	—	$0.92	to	$0.92	$3	—	0.65%	to	1.55%	(7.93	%)(7)	to	(8.48	%)(7)
Calvert VP SRI Bal, Cl F
2024	364	$1.30	to	$1.26	$469	1.94%	0.65%	to	1.55%	18.15%		to	17.07%
2023	288	$1.10	to	$1.08	$315	2.12%	0.65%	to	1.55%	15.67%		to	14.64%
2022	91	$0.95	to	$0.94	$87	2.18%	0.65%	to	1.55%	(5.21	%)(7)	to	(5.79	%)(7)
Calvert VP SRI Bal, Cl I
2024	740	$3.48	to	$3.61	$2,300	1.72%	0.55%	to	1.20%	18.95%		to	18.18%
2023	742	$2.93	to	$3.06	$1,949	1.68%	0.55%	to	1.20%	16.18%		to	15.43%
2022	461	$2.52	to	$2.65	$1,052	1.15%	0.55%	to	1.20%	(15.88%)		to	(16.42%)
2021	218	$3.00	to	$3.17	$590	1.17%	0.55%	to	1.20%	14.48%		to	13.74%
2020	318	$2.62	to	$2.79	$753	1.46%	0.55%	to	1.20%	14.63%		to	13.88%
CB Var Sm Cap Gro, Cl I
2024	123	$3.91	to	$3.34	$455	—	0.55%	to	1.45%	3.92%		to	2.99%
2023	133	$3.77	to	$3.24	$472	—	0.55%	to	1.45%	7.81%		to	6.85%
2022	132	$3.49	to	$3.03	$437	—	0.55%	to	1.45%	(29.24%)		to	(29.87%)
2021	142	$4.94	to	$4.33	$666	—	0.55%	to	1.45%	11.99%		to	10.99%
2020	178	$4.41	to	$3.90	$747	—	0.55%	to	1.45%	42.48%		to	41.20%
Col VP Bal, Cl 2
2024	15,637	$1.26	to	$1.16	$18,491	—	0.65%	to	1.55%	13.56%		to	12.54%
2023	12,308	$1.11	to	$1.03	$12,876	—	0.65%	to	1.55%	20.32%		to	19.24%
2022	9,421	$0.93	to	$0.86	$8,221	—	0.65%	to	1.55%	(7.47	%)(7)	to	(18.14%)
2021	2,845	$1.06	to	$1.06	$3,011	—	0.95%	to	1.55%	5.79	%(6)	to	5.37	%(6)
Col VP Bal, Cl 3
2024	15,401	$3.79	to	$2.22	$52,593	—	0.55%	to	1.85%	13.80%		to	12.32%
2023	16,442	$3.33	to	$1.98	$49,685	—	0.55%	to	1.85%	20.57%		to	19.02%
2022	16,873	$2.77	to	$1.66	$42,719	—	0.55%	to	1.85%	(17.20%)		to	(18.27%)
2021	16,796	$3.34	to	$2.03	$51,780	—	0.55%	to	1.85%	14.11%		to	12.63%
2020	15,996	$2.93	to	$1.80	$43,557	—	0.55%	to	1.85%	16.94%		to	15.43%
Col VP Commodity Strategy, Cl 2
2024	777	$0.85	to	$0.73	$623	3.40%	0.55%	to	1.85%	6.51%		to	5.12%
2023	870	$0.80	to	$0.69	$658	22.37%	0.55%	to	1.85%	(7.65%)		to	(8.84%)
2022	782	$0.86	to	$0.76	$642	24.85%	0.55%	to	1.85%	18.05%		to	16.53%
2021	1,073	$0.73	to	$0.65	$754	—	0.55%	to	1.85%	31.29%		to	29.59%
2020	892	$0.56	to	$0.50	$479	19.81%	0.55%	to	1.85%	(2.09%)		to	(3.36%)

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	123

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Contrarian Core, Cl 2
2024	1,798	$4.20	to	$3.61	$7,115	—	0.55%	to	1.85%	22.42%		to	20.83%
2023	1,860	$3.43	to	$2.98	$6,034	—	0.55%	to	1.85%	31.17%		to	29.48%
2022	1,734	$2.62	to	$2.31	$4,305	—	0.55%	to	1.85%	(19.30%)		to	(20.34%)
2021	1,796	$3.24	to	$2.89	$5,557	—	0.55%	to	1.85%	23.28%		to	21.69%
2020	1,656	$2.63	to	$2.38	$4,180	—	0.55%	to	1.85%	21.33%		to	19.77%
Col VP Disciplined Core, Cl 2
2024	637	$1.42	to	$3.43	$3,705	—	0.65%	to	1.85%	24.91%		to	23.42%
2023	678	$1.13	to	$2.78	$3,182	—	0.65%	to	1.85%	23.28%		to	21.81%
2022	556	$0.92	to	$2.28	$2,123	—	0.65%	to	1.85%	(8.58	%)(7)	to	(20.42%)
2021	480	$4.90	to	$2.87	$2,288	—	0.85%	to	1.85%	31.31%		to	30.01%
2020	410	$3.73	to	$2.20	$1,490	—	0.85%	to	1.85%	12.87%		to	11.74%
Col VP Disciplined Core, Cl 3
2024	4,079	$5.62	to	$4.43	$20,585	—	0.55%	to	1.45%	25.20%		to	24.08%
2023	4,412	$4.49	to	$3.57	$17,906	—	0.55%	to	1.45%	23.55%		to	22.45%
2022	4,860	$3.63	to	$2.91	$16,098	—	0.55%	to	1.45%	(19.27%)		to	(20.00%)
2021	5,345	$4.50	to	$3.64	$21,946	—	0.55%	to	1.45%	31.84%		to	30.66%
2020	5,965	$3.41	to	$2.79	$18,580	—	0.55%	to	1.45%	13.36%		to	12.34%
Col VP Divd Opp, Cl 2
2024	2,038	$1.20	to	$2.19	$6,945	—	0.65%	to	1.85%	14.37%		to	13.00%
2023	1,943	$1.05	to	$1.94	$5,830	—	0.65%	to	1.85%	4.16%		to	2.92%
2022	1,771	$1.01	to	$1.89	$5,129	—	0.65%	to	1.85%	0.26	%(7)	to	(3.19%)
2021	1,208	$3.07	to	$1.95	$3,600	—	0.85%	to	1.85%	24.83%		to	23.59%
2020	981	$2.46	to	$1.58	$2,351	—	0.85%	to	1.85%	0.05%		to	(0.95%)
Col VP Divd Opp, Cl 3
2024	4,682	$4.13	to	$2.83	$21,176	—	0.55%	to	1.45%	14.64%		to	13.61%
2023	5,006	$3.60	to	$2.49	$19,916	—	0.55%	to	1.45%	4.38%		to	3.45%
2022	5,400	$3.45	to	$2.41	$20,629	—	0.55%	to	1.45%	(1.78%)		to	(2.65%)
2021	5,968	$3.51	to	$2.47	$23,277	—	0.55%	to	1.45%	25.33%		to	24.20%
2020	6,509	$2.80	to	$1.99	$20,365	—	0.55%	to	1.45%	0.47%		to	(0.43%)
Col VP Emerg Mkts Bond, Cl 2
2024	943	$1.13	to	$0.97	$1,007	4.86%	0.55%	to	1.85%	5.55%		to	4.18%
2023	1,068	$1.07	to	$0.93	$1,084	5.23%	0.55%	to	1.85%	9.41%		to	8.00%
2022	1,154	$0.98	to	$0.86	$1,076	4.05%	0.55%	to	1.85%	(16.61%)		to	(17.69%)
2021	1,313	$1.17	to	$1.04	$1,478	3.72%	0.55%	to	1.85%	(2.98%)		to	(4.25%)
2020	1,171	$1.21	to	$1.09	$1,366	3.52%	0.55%	to	1.85%	6.58%		to	5.18%
Col VP Emer Mkts, Cl 2
2024	1,964	$1.01	to	$1.05	$2,572	1.02%	0.65%	to	1.85%	4.77%		to	3.51%
2023	2,046	$0.96	to	$1.02	$2,566	—	0.65%	to	1.85%	8.49%		to	7.20%
2022	2,060	$0.88	to	$0.95	$2,390	—	0.65%	to	1.85%	(11.55	%)(7)	to	(34.30%)
2021	1,783	$1.79	to	$1.44	$3,116	0.84%	0.85%	to	1.85%	(8.26%)		to	(9.17%)
2020	1,485	$1.95	to	$1.59	$2,832	0.42%	0.85%	to	1.85%	32.04%		to	30.74%
Col VP Emer Mkts, Cl 3
2024	1,412	$2.93	to	$1.68	$3,690	1.16%	0.55%	to	1.45%	4.92%		to	3.97%
2023	1,652	$2.79	to	$1.61	$4,053	—	0.55%	to	1.45%	8.71%		to	7.74%
2022	1,752	$2.57	to	$1.50	$3,977	—	0.55%	to	1.45%	(33.34%)		to	(33.94%)
2021	2,138	$3.85	to	$2.26	$7,130	0.99%	0.55%	to	1.45%	(7.84%)		to	(8.67%)
2020	2,265	$4.18	to	$2.48	$8,366	0.55%	0.55%	to	1.45%	32.63%		to	31.44%
Col VP Global Strategic Inc, Cl 2
2024	1,255	$1.06	to	$0.80	$1,217	2.94%	0.65%	to	1.85%	2.63%		to	1.39%
2023	1,150	$1.03	to	$0.78	$1,091	3.02%	0.65%	to	1.85%	8.76%		to	7.46%
2022	1,083	$0.95	to	$0.73	$948	3.18%	0.65%	to	1.85%	(4.91	%)(7)	to	(15.20%)
2021	940	$1.06	to	$0.86	$962	3.62%	0.85%	to	1.85%	0.18%		to	(0.82%)
2020	830	$1.05	to	$0.87	$847	4.12%	0.85%	to	1.85%	3.70%		to	2.67%

124	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Global Strategic Inc, Cl 3
2024	1,528	$1.32	to	$1.12	$2,403	3.31%	0.55%	to	1.45%	2.68%		to	1.75%
2023	1,623	$1.29	to	$1.10	$2,469	3.24%	0.55%	to	1.45%	9.21%		to	8.23%
2022	1,815	$1.18	to	$1.02	$2,537	3.44%	0.55%	to	1.45%	(14.08%)		to	(14.85%)
2021	2,042	$1.37	to	$1.19	$3,335	4.04%	0.55%	to	1.45%	0.59%		to	(0.32%)
2020	2,296	$1.36	to	$1.20	$3,752	5.18%	0.55%	to	1.45%	4.11%		to	3.17%
Col VP Govt Money Mkt, Cl 2
2024	14,609	$1.09	to	$0.92	$14,325	4.63%	0.65%	to	1.85%	4.05%		to	2.80%
2023	16,946	$1.04	to	$0.89	$16,428	4.40%	0.65%	to	1.85%	3.79%		to	2.55%
2022	14,646	$1.01	to	$0.87	$13,763	1.38%	0.65%	to	1.85%	0.66	%(7)	to	(0.75%)
2021	7,055	$0.94	to	$0.88	$6,474	0.01%	0.85%	to	1.85%	(0.83%)		to	(1.83%)
2020	7,634	$0.95	to	$0.90	$7,084	0.16%	0.85%	to	1.85%	(0.61%)		to	(1.61%)
Col VP Govt Money Mkt, Cl 3
2024	7,655	$1.19	to	$0.97	$8,631	4.72%	0.55%	to	1.45%	4.29%		to	3.35%
2023	6,989	$1.14	to	$0.93	$7,555	4.50%	0.55%	to	1.45%	4.02%		to	3.10%
2022	7,686	$1.10	to	$0.91	$7,984	1.20%	0.55%	to	1.45%	0.61%		to	(0.30%)
2021	6,690	$1.09	to	$0.91	$6,995	0.01%	0.55%	to	1.45%	(0.52%)		to	(1.44%)
2020	9,566	$1.10	to	$0.92	$10,004	0.22%	0.55%	to	1.45%	(0.27%)		to	(1.18%)
Col VP Hi Yield Bond, Cl 2
2024	2,977	$1.14	to	$1.33	$5,574	5.73%	0.65%	to	1.85%	6.18%		to	4.90%
2023	2,524	$1.07	to	$1.26	$4,479	5.43%	0.65%	to	1.85%	11.15%		to	9.82%
2022	2,194	$0.96	to	$1.15	$3,547	4.97%	0.65%	to	1.85%	(2.98	%)(7)	to	(12.40%)
2021	2,132	$1.92	to	$1.31	$3,964	4.71%	0.85%	to	1.85%	3.90%		to	2.86%
2020	1,699	$1.85	to	$1.28	$3,034	5.95%	0.85%	to	1.85%	5.41%		to	4.36%
Col VP Hi Yield Bond, Cl 3
2024	1,562	$2.95	to	$2.32	$5,068	5.69%	0.55%	to	1.45%	6.36%		to	5.40%
2023	1,735	$2.78	to	$2.20	$5,298	5.31%	0.55%	to	1.45%	11.47%		to	10.47%
2022	1,918	$2.49	to	$1.99	$5,298	5.08%	0.55%	to	1.45%	(11.19%)		to	(11.99%)
2021	2,071	$2.80	to	$2.26	$6,497	5.02%	0.55%	to	1.45%	4.29%		to	3.35%
2020	2,231	$2.69	to	$2.19	$6,751	5.65%	0.55%	to	1.45%	5.96%		to	5.01%
Col VP Inc Opp, Cl 2
2024	2,110	$1.13	to	$1.14	$3,912	5.38%	0.65%	to	1.85%	5.02%		to	3.76%
2023	2,124	$1.07	to	$1.10	$3,757	4.88%	0.65%	to	1.85%	10.64%		to	9.32%
2022	2,388	$0.97	to	$1.00	$3,827	5.25%	0.65%	to	1.85%	(2.41	%)(7)	to	(11.87%)
2021	2,232	$1.85	to	$1.14	$4,027	8.73%	0.85%	to	1.85%	3.26%		to	2.23%
2020	2,194	$1.79	to	$1.11	$3,841	4.54%	0.85%	to	1.85%	4.78%		to	3.74%
Col VP Inc Opp, Cl 3
2024	1,694	$2.74	to	$2.21	$4,228	5.51%	0.55%	to	1.45%	5.31%		to	4.36%
2023	1,788	$2.60	to	$2.12	$4,263	5.05%	0.55%	to	1.45%	10.90%		to	9.91%
2022	1,954	$2.35	to	$1.93	$4,216	5.12%	0.55%	to	1.45%	(10.70%)		to	(11.50%)
2021	2,341	$2.63	to	$2.18	$5,690	8.96%	0.55%	to	1.45%	3.90%		to	2.97%
2020	2,515	$2.53	to	$2.12	$5,912	4.61%	0.55%	to	1.45%	5.16%		to	4.21%
Col VP Inter Bond, Cl 2
2024	5,629	$0.99	to	$0.96	$6,819	4.69%	0.65%	to	1.85%	1.07%		to	(0.14%)
2023	5,020	$0.98	to	$0.97	$6,041	2.07%	0.65%	to	1.85%	5.40%		to	4.14%
2022	4,303	$0.93	to	$0.93	$4,934	3.05%	0.65%	to	1.85%	(6.86	%)(7)	to	(18.74%)
2021	3,643	$1.44	to	$1.14	$5,103	3.14%	0.85%	to	1.85%	(1.43%)		to	(2.41%)
2020	3,336	$1.46	to	$1.17	$4,747	2.51%	0.85%	to	1.85%	11.33%		to	10.21%
Col VP Inter Bond, Cl 3
2024	5,953	$1.65	to	$1.37	$10,453	4.68%	0.55%	to	1.45%	1.28%		to	0.37%
2023	6,273	$1.63	to	$1.36	$10,924	2.21%	0.55%	to	1.45%	5.61%		to	4.67%
2022	6,883	$1.54	to	$1.30	$11,425	3.05%	0.55%	to	1.45%	(17.62%)		to	(18.36%)
2021	7,537	$1.87	to	$1.60	$15,328	3.16%	0.55%	to	1.45%	(0.90%)		to	(1.79%)
2020	8,248	$1.89	to	$1.63	$17,001	2.76%	0.55%	to	1.45%	11.83%		to	10.83%

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	125

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Lg Cap Gro, Cl 2
2024	1,514	$1.59	to	$4.40	$10,066	—	0.65%	to	1.85%	30.16%		to	28.60%
2023	1,465	$1.22	to	$3.42	$7,518	—	0.65%	to	1.85%	41.85%		to	40.16%
2022	1,247	$0.86	to	$2.44	$4,852	—	0.65%	to	1.85%	(15.22	%)(7)	to	(32.79%)
2021	882	$5.96	to	$3.63	$5,119	—	0.85%	to	1.85%	27.27%		to	26.00%
2020	791	$4.68	to	$2.88	$3,620	—	0.85%	to	1.85%	33.27%		to	31.95%
Col VP Lg Cap Gro, Cl 3
2024	1,290	$7.27	to	$5.77	$4,966	—	0.55%	to	1.45%	30.46%		to	29.29%
2023	1,468	$5.57	to	$4.47	$4,310	—	0.55%	to	1.45%	42.17%		to	40.90%
2022	1,633	$3.92	to	$3.17	$3,360	—	0.55%	to	1.45%	(31.82%)		to	(32.43%)
2021	1,775	$5.75	to	$4.69	$5,240	—	0.55%	to	1.45%	27.83%		to	26.69%
2020	2,057	$4.50	to	$3.70	$4,787	—	0.55%	to	1.45%	33.83%		to	32.63%
Col VP Lg Cap Index, Cl 2
2024	29,677	$1.44	to	$1.38	$41,717	—	0.65%	to	1.55%	23.59%		to	22.48%
2023	17,794	$1.16	to	$1.13	$20,353	—	0.65%	to	1.55%	24.84%		to	23.73%
2022	10,988	$0.93	to	$0.91	$10,096	—	0.65%	to	1.55%	(7.22	%)(7)	to	(19.79%)
2021	3,471	$1.14	to	$1.14	$3,954	—	0.95%	to	1.55%	13.67	%(6)	to	13.22	%(6)
Col VP Lg Cap Index, Cl 3
2024	17,267	$6.06	to	$3.53	$85,255	—	0.55%	to	1.85%	23.85%		to	22.25%
2023	18,551	$4.90	to	$2.88	$73,880	—	0.55%	to	1.85%	25.13%		to	23.52%
2022	17,222	$3.91	to	$2.33	$55,435	—	0.55%	to	1.85%	(18.89%)		to	(19.94%)
2021	16,719	$4.82	to	$2.92	$66,822	—	0.55%	to	1.85%	27.51%		to	25.87%
2020	18,223	$3.78	to	$2.32	$57,310	—	0.55%	to	1.85%	17.26%		to	15.74%
Col VP Limited Duration Cr, Cl 2
2024	3,276	$1.10	to	$1.00	$3,819	3.42%	0.55%	to	1.85%	4.06%		to	2.70%
2023	3,415	$1.06	to	$0.97	$3,847	3.11%	0.55%	to	1.85%	6.07%		to	4.71%
2022	3,776	$1.00	to	$0.93	$4,030	0.54%	0.55%	to	1.85%	(6.87%)		to	(8.07%)
2021	3,318	$1.07	to	$1.01	$3,808	1.42%	0.55%	to	1.85%	(1.38%)		to	(2.67%)
2020	3,033	$1.09	to	$1.04	$3,537	2.58%	0.55%	to	1.85%	4.99%		to	3.63%
Col VP Long Govt/Cr Bond, Cl 2
2024	1,230	$1.01	to	$0.87	$1,180	3.95%	0.55%	to	1.85%	(4.93%)		to	(6.16%)
2023	1,359	$1.07	to	$0.93	$1,388	3.07%	0.55%	to	1.85%	6.09%		to	4.72%
2022	1,252	$1.01	to	$0.89	$1,212	2.25%	0.55%	to	1.85%	(28.09%)		to	(29.02%)
2021	963	$1.40	to	$1.25	$1,297	1.80%	0.55%	to	1.85%	(3.99%)		to	(5.24%)
2020	1,060	$1.46	to	$1.32	$1,496	2.75%	0.55%	to	1.85%	16.43%		to	14.92%
Col VP Overseas Core, Cl 2
2024	975	$1.14	to	$1.33	$1,759	3.73%	0.65%	to	1.85%	2.56%		to	1.34%
2023	603	$1.11	to	$1.31	$1,092	1.58%	0.65%	to	1.85%	14.58%		to	13.21%
2022	539	$0.97	to	$1.16	$855	0.73%	0.65%	to	1.85%	(2.28	%)(7)	to	(16.46%)
2021	524	$1.94	to	$1.38	$986	1.16%	0.85%	to	1.85%	8.81%		to	7.74%
2020	326	$1.78	to	$1.28	$566	1.44%	0.85%	to	1.85%	7.90%		to	6.83%
Col VP Overseas Core, Cl 3
2024	1,422	$2.40	to	$1.60	$2,729	4.30%	0.55%	to	1.45%	2.77%		to	1.85%
2023	1,571	$2.34	to	$1.58	$2,950	1.82%	0.55%	to	1.45%	14.84%		to	13.81%
2022	1,717	$2.04	to	$1.38	$2,834	0.81%	0.55%	to	1.45%	(15.27%)		to	(16.03%)
2021	1,872	$2.40	to	$1.65	$3,685	1.18%	0.55%	to	1.45%	9.28%		to	8.30%
2020	2,054	$2.20	to	$1.52	$3,706	1.56%	0.55%	to	1.45%	8.33%		to	7.35%

126	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Select Lg Cap Eq, Cl 2
2024	553	$1.44	to	$1.41	$787	—	0.65%	to	1.55%	23.02%		to	21.91%
2023	196	$1.17	to	$1.16	$228	—	0.65%	to	1.55%	26.94%		to	25.81%
2022	—	$0.92	to	$0.92	$0	—	0.65%	to	1.55%	(8.22	%)(7)	to	(8.76	%)(7)
Col VP Select Lg Cap Val, Cl 2
2024	1,337	$1.18	to	$2.57	$4,758	—	0.65%	to	1.85%	11.85%		to	10.51%
2023	1,239	$1.05	to	$2.33	$3,905	—	0.65%	to	1.85%	4.43%		to	3.19%
2022	1,095	$1.01	to	$2.26	$3,535	—	0.65%	to	1.85%	0.22	%(7)	to	(3.85%)
2021	536	$3.98	to	$2.35	$2,062	—	0.85%	to	1.85%	24.91%		to	23.67%
2020	470	$3.18	to	$1.90	$1,451	—	0.85%	to	1.85%	5.90%		to	4.85%
Col VP Select Lg Cap Val, Cl 3
2024	218	$4.51	to	$3.49	$863	—	0.55%	to	1.45%	12.13%		to	11.12%
2023	224	$4.03	to	$3.14	$793	—	0.55%	to	1.45%	4.65%		to	3.72%
2022	293	$3.85	to	$3.02	$998	—	0.55%	to	1.45%	(2.49%)		to	(3.36%)
2021	271	$3.94	to	$3.13	$953	—	0.55%	to	1.45%	25.46%		to	24.33%
2020	273	$3.14	to	$2.52	$770	—	0.55%	to	1.45%	6.37%		to	5.41%
Col VP Select Mid Cap Gro, Cl 2
2024	762	$1.43	to	$2.92	$3,066	—	0.65%	to	1.85%	22.56%		to	21.09%
2023	731	$1.16	to	$2.41	$2,409	—	0.65%	to	1.85%	24.12%		to	22.64%
2022	596	$0.94	to	$1.97	$1,582	—	0.65%	to	1.85%	(7.66	%)(7)	to	(32.28%)
2021	448	$4.06	to	$2.90	$1,755	—	0.85%	to	1.85%	15.29%		to	14.14%
2020	316	$3.52	to	$2.54	$1,074	—	0.85%	to	1.85%	33.94%		to	32.61%
Col VP Select Mid Cap Gro, Cl 3
2024	983	$5.04	to	$4.26	$4,161	—	0.55%	to	1.45%	22.85%		to	21.74%
2023	974	$4.10	to	$3.50	$3,329	—	0.55%	to	1.45%	24.40%		to	23.29%
2022	1,107	$3.30	to	$2.84	$3,056	—	0.55%	to	1.45%	(31.30%)		to	(31.91%)
2021	1,182	$4.80	to	$4.17	$4,791	—	0.55%	to	1.45%	15.77%		to	14.73%
2020	1,254	$4.14	to	$3.63	$4,394	—	0.55%	to	1.45%	34.49%		to	33.29%
Col VP Select Mid Cap Val, Cl 2
2024	793	$1.20	to	$2.42	$3,087	—	0.65%	to	1.85%	11.54%		to	10.20%
2023	793	$1.08	to	$2.19	$2,768	—	0.65%	to	1.85%	9.34%		to	8.04%
2022	566	$0.98	to	$2.03	$1,847	—	0.65%	to	1.85%	(2.12	%)(7)	to	(11.32%)
2021	435	$3.78	to	$2.29	$1,585	—	0.85%	to	1.85%	30.86%		to	29.56%
2020	463	$2.89	to	$1.77	$1,294	—	0.85%	to	1.85%	6.34%		to	5.29%
Col VP Select Mid Cap Val, Cl 3
2024	370	$4.30	to	$3.36	$1,501	—	0.55%	to	1.45%	11.79%		to	10.78%
2023	460	$3.85	to	$3.03	$1,706	—	0.55%	to	1.45%	9.58%		to	8.60%
2022	514	$3.51	to	$2.79	$1,743	—	0.55%	to	1.45%	(10.06%)		to	(10.86%)
2021	568	$3.91	to	$3.13	$2,159	—	0.55%	to	1.45%	31.41%		to	30.23%
2020	635	$2.97	to	$2.40	$1,851	—	0.55%	to	1.45%	6.82%		to	5.86%
Col VP Select Sm Cap Val, Cl 2
2024	493	$1.22	to	$2.18	$1,507	—	0.65%	to	1.85%	12.92%		to	11.57%
2023	511	$1.08	to	$1.96	$1,392	—	0.65%	to	1.85%	12.12%		to	10.78%
2022	454	$0.96	to	$1.77	$1,104	—	0.65%	to	1.85%	(4.31	%)(7)	to	(16.48%)
2021	302	$3.51	to	$2.11	$1,024	—	0.85%	to	1.85%	29.51%		to	28.22%
2020	255	$2.71	to	$1.65	$670	—	0.85%	to	1.85%	8.00%		to	6.92%
Col VP Select Sm Cap Val, Cl 3
2024	349	$3.82	to	$3.07	$1,459	—	0.55%	to	1.45%	13.18%		to	12.16%
2023	379	$3.38	to	$2.74	$1,419	—	0.55%	to	1.45%	12.36%		to	11.35%
2022	423	$3.00	to	$2.46	$1,415	—	0.55%	to	1.45%	(15.29%)		to	(16.04%)
2021	394	$3.55	to	$2.93	$1,586	—	0.55%	to	1.45%	30.08%		to	28.92%
2020	413	$2.73	to	$2.27	$1,304	—	0.55%	to	1.45%	8.46%		to	7.48%

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	127

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Sel Gbl Tech, Cl 2
2024	834	$1.55	to	$1.52	$1,284	—	0.65%	to	1.55%	25.76%		to	24.62%
2023	436	$1.23	to	$1.22	$537	—	0.65%	to	1.55%	43.94%		to	42.65%
2022	97	$0.86	to	$0.85	$84	—	0.65%	to	1.55%	(15.93	%)(7)	to	(16.44	%)(7)
Col VP Sm Cap Val, Cl 2
2024	149	$1.29	to	$1.26	$191	0.56%	0.65%	to	1.55%	7.97%		to	6.99%
2023	24	$1.20	to	$1.18	$30	0.43%	0.65%	to	1.55%	20.87%		to	19.80%
2022	13	$0.99	to	$0.98	$14	0.22%	0.65%	to	1.55%	(1.99	%)(7)	to	(2.56	%)(7)
Col VP Strategic Inc, Cl 2
2024	4,208	$1.07	to	$1.11	$5,404	4.59%	0.65%	to	1.85%	3.82%		to	2.58%
2023	3,224	$1.03	to	$1.08	$4,012	3.45%	0.65%	to	1.85%	8.49%		to	7.21%
2022	2,554	$0.95	to	$1.01	$2,951	2.70%	0.65%	to	1.85%	(4.13	%)(7)	to	(13.14%)
2021	2,835	$1.36	to	$1.16	$3,732	5.23%	0.85%	to	1.85%	0.77%		to	(0.24%)
2020	2,515	$1.35	to	$1.17	$3,290	3.41%	0.85%	to	1.85%	5.72%		to	4.67%
Col VP US Govt Mtge, Cl 2
2024	2,700	$0.99	to	$0.91	$2,742	3.89%	0.65%	to	1.85%	0.67%		to	(0.54%)
2023	1,365	$0.98	to	$0.92	$1,370	2.65%	0.65%	to	1.85%	4.75%		to	3.49%
2022	1,570	$0.94	to	$0.89	$1,507	1.97%	0.65%	to	1.85%	(5.83	%)(7)	to	(15.89%)
2021	1,225	$1.16	to	$1.05	$1,383	1.72%	0.85%	to	1.85%	(2.04%)		to	(3.01%)
2020	820	$1.19	to	$1.09	$947	2.37%	0.85%	to	1.85%	3.96%		to	2.92%
Col VP US Govt Mtge, Cl 3
2024	1,429	$1.25	to	$1.03	$1,824	3.17%	0.55%	to	1.45%	0.88%		to	(0.02%)
2023	1,701	$1.24	to	$1.03	$2,161	2.66%	0.55%	to	1.45%	4.97%		to	4.04%
2022	1,783	$1.18	to	$0.99	$2,168	1.98%	0.55%	to	1.45%	(14.73%)		to	(15.50%)
2021	2,335	$1.39	to	$1.18	$3,302	1.94%	0.55%	to	1.45%	(1.61%)		to	(2.49%)
2020	2,429	$1.41	to	$1.21	$3,510	2.53%	0.55%	to	1.45%	4.38%		to	3.44%
CS Commodity Return, Cl 1
2024	632	$0.68	to	$0.59	$407	3.07%	0.55%	to	1.45%	4.25%		to	3.31%
2023	709	$0.65	to	$0.57	$440	21.49%	0.55%	to	1.45%	(9.61%)		to	(10.42%)
2022	825	$0.72	to	$0.64	$568	17.10%	0.55%	to	1.45%	15.39%		to	14.36%
2021	1,134	$0.63	to	$0.56	$679	4.78%	0.55%	to	1.45%	27.20%		to	26.06%
2020	1,174	$0.49	to	$0.44	$554	5.75%	0.55%	to	1.45%	(2.02%)		to	(2.90%)
CTIVP AC Div Bond, Cl 2
2024	1,457	$0.98	to	$0.94	$1,654	4.00%	0.65%	to	1.85%	0.87%		to	(0.34%)
2023	1,400	$0.98	to	$0.95	$1,581	3.15%	0.65%	to	1.85%	4.65%		to	3.39%
2022	1,315	$0.93	to	$0.91	$1,424	3.07%	0.65%	to	1.85%	(6.27	%)(7)	to	(17.06%)
2021	881	$1.34	to	$1.10	$1,141	2.07%	0.85%	to	1.85%	(0.56%)		to	(1.54%)
2020	781	$1.34	to	$1.12	$1,015	1.58%	0.85%	to	1.85%	7.32%		to	6.26%
CTIVP BR Gl Infl Prot Sec, Cl 2
2024	1,078	$0.89	to	$0.90	$1,259	1.78%	0.65%	to	1.85%	(1.85%)		to	(3.02%)
2023	1,196	$0.90	to	$0.93	$1,431	8.54%	0.65%	to	1.85%	3.22%		to	2.00%
2022	1,379	$0.87	to	$0.91	$1,603	4.58%	0.65%	to	1.85%	(11.71	%)(7)	to	(19.20%)
2021	1,487	$1.46	to	$1.13	$2,131	0.57%	0.85%	to	1.85%	3.55%		to	2.51%
2020	1,166	$1.41	to	$1.10	$1,617	0.45%	0.85%	to	1.85%	8.05%		to	6.97%
CTIVP BR Gl Infl Prot Sec, Cl 3
2024	1,589	$1.54	to	$1.27	$2,260	1.89%	0.55%	to	1.45%	(1.60%)		to	(2.49%)
2023	1,665	$1.57	to	$1.30	$2,413	8.88%	0.55%	to	1.45%	3.39%		to	2.46%
2022	1,876	$1.52	to	$1.27	$2,643	4.35%	0.55%	to	1.45%	(18.03%)		to	(18.77%)
2021	2,286	$1.85	to	$1.56	$3,947	0.68%	0.55%	to	1.45%	3.90%		to	2.97%
2020	2,491	$1.78	to	$1.52	$4,160	0.56%	0.55%	to	1.45%	8.52%		to	7.54%
CTIVP CenterSquare Real Est, Cl 2
2024	482	$1.00	to	$1.40	$1,133	2.36%	0.65%	to	1.85%	9.15%		to	7.84%
2023	525	$0.92	to	$1.30	$1,132	1.84%	0.65%	to	1.85%	12.82%		to	11.49%
2022	500	$0.81	to	$1.17	$959	1.33%	0.65%	to	1.85%	(16.56	%)(7)	to	(25.71%)
2021	473	$2.62	to	$1.57	$1,211	1.13%	0.85%	to	1.85%	40.01%		to	38.62%
2020	457	$1.87	to	$1.13	$837	4.22%	0.85%	to	1.85%	(5.99%)		to	(6.93%)

128	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
CTIVP MFS Val, Cl 2
2024	1,766	$1.21	to	$2.35	$6,622	—	0.65%	to	1.85%	10.71%		to	9.38%
2023	1,408	$1.10	to	$2.15	$4,912	—	0.65%	to	1.85%	7.08%		to	5.80%
2022	1,395	$1.02	to	$2.03	$4,539	—	0.65%	to	1.85%	2.42	%(7)	to	(8.07%)
2021	1,250	$3.61	to	$2.21	$4,386	—	0.85%	to	1.85%	24.05%		to	22.82%
2020	1,210	$2.91	to	$1.80	$3,423	—	0.85%	to	1.85%	2.46%		to	1.44%
CTIVP Prin Blue Chip Gro, Cl 1
2024	1,690	$3.31	to	$3.06	$5,412	—	0.55%	to	1.45%	20.75%		to	19.66%
2023	1,973	$2.74	to	$2.56	$5,253	—	0.55%	to	1.45%	38.77%		to	37.54%
2022	2,407	$1.98	to	$1.86	$4,639	—	0.55%	to	1.45%	(28.40%)		to	(29.04%)
2021	2,585	$2.76	to	$2.62	$6,985	—	0.55%	to	1.45%	17.92%		to	16.87%
2020	2,909	$2.34	to	$2.24	$6,691	—	0.55%	to	1.45%	31.21%		to	30.04%
CTIVP Prin Blue Chip Gro, Cl 2
2024	617	$1.51	to	$3.99	$3,257	—	0.65%	to	1.85%	20.33%		to	18.89%
2023	593	$1.25	to	$3.36	$2,612	—	0.65%	to	1.85%	38.31%		to	36.66%
2022	435	$0.91	to	$2.46	$1,633	—	0.65%	to	1.85%	(10.61	%)(7)	to	(29.50%)
2021	592	$5.56	to	$3.48	$3,181	—	0.85%	to	1.85%	17.28%		to	16.11%
2020	457	$4.74	to	$3.00	$2,104	—	0.85%	to	1.85%	30.49%		to	29.20%
CTIVP T Rowe Price LgCap Val, Cl 2
2024	1,242	$1.19	to	$2.09	$4,230	—	0.65%	to	1.85%	10.95%		to	9.62%
2023	1,352	$1.07	to	$1.91	$4,163	—	0.65%	to	1.85%	8.58%		to	7.28%
2022	1,323	$0.99	to	$1.78	$3,769	—	0.65%	to	1.85%	(1.19	%)(7)	to	(6.90%)
2021	1,128	$3.12	to	$1.91	$3,412	—	0.85%	to	1.85%	23.92%		to	22.69%
2020	1,081	$2.51	to	$1.56	$2,645	—	0.85%	to	1.85%	1.56%		to	0.55%
CTIVP TCW Core Plus Bond, Cl 2
2024	1,839	$0.99	to	$0.92	$1,954	4.05%	0.65%	to	1.85%	(0.15%)		to	(1.35%)
2023	2,117	$0.99	to	$0.93	$2,225	2.27%	0.65%	to	1.85%	4.86%		to	3.62%
2022	1,894	$0.94	to	$0.90	$1,900	0.86%	0.65%	to	1.85%	(4.99	%)(7)	to	(15.88%)
2021	849	$1.23	to	$1.07	$1,023	1.13%	0.85%	to	1.85%	(2.24%)		to	(3.21%)
2020	966	$1.26	to	$1.10	$1,187	2.28%	0.85%	to	1.85%	7.75%		to	6.68%
CTIVP Vty Sycamore Estb Val, Cl 2
2024	1,431	$1.18	to	$2.85	$6,452	—	0.65%	to	1.85%	8.91%		to	7.61%
2023	1,475	$1.08	to	$2.65	$6,129	—	0.65%	to	1.85%	8.97%		to	7.67%
2022	1,319	$1.00	to	$2.46	$5,140	—	0.65%	to	1.85%	(0.16	%)(7)	to	(4.78%)
2021	1,153	$4.22	to	$2.59	$4,730	—	0.85%	to	1.85%	30.44%		to	29.14%
2020	1,093	$3.23	to	$2.00	$3,450	—	0.85%	to	1.85%	6.89%		to	5.83%
CTIVP Vty Sycamore Estb Val, Cl 3
2024	201	$5.43	to	$4.30	$973	—	0.55%	to	1.45%	9.16%		to	8.18%
2023	235	$4.97	to	$3.98	$1,055	—	0.55%	to	1.45%	9.21%		to	8.23%
2022	250	$4.55	to	$3.68	$1,036	—	0.55%	to	1.45%	(3.42%)		to	(4.28%)
2021	299	$4.71	to	$3.84	$1,289	—	0.55%	to	1.45%	31.02%		to	29.85%
2020	284	$3.60	to	$2.96	$940	—	0.55%	to	1.45%	7.31%		to	6.35%
CTIVP Westfield Mid Cap Gro, Cl 2
2024	296	$1.29	to	$2.80	$1,361	—	0.65%	to	1.85%	16.43%		to	15.03%
2023	323	$1.11	to	$2.43	$1,272	—	0.65%	to	1.85%	24.37%		to	22.89%
2022	323	$0.89	to	$1.98	$1,028	—	0.65%	to	1.85%	(11.33	%)(7)	to	(27.15%)
2021	328	$4.45	to	$2.72	$1,421	—	0.85%	to	1.85%	15.43%		to	14.28%
2020	351	$3.85	to	$2.38	$1,320	—	0.85%	to	1.85%	26.11%		to	24.85%
CTIVP Westfield Sel Lg Cp Gr, Cl 2
2024	269	$1.41	to	$3.17	$1,361	—	0.65%	to	1.85%	26.32%		to	24.81%
2023	315	$1.11	to	$2.54	$1,263	—	0.65%	to	1.85%	29.77%		to	28.23%
2022	335	$0.86	to	$1.98	$1,037	—	0.65%	to	1.85%	(15.25	%)(7)	to	(42.29%)
2021	343	$5.46	to	$3.43	$1,823	—	0.85%	to	1.85%	(5.16%)		to	(6.10%)
2020	226	$5.76	to	$3.66	$1,270	—	0.85%	to	1.85%	74.01%		to	72.28%

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	129

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
CVT EAFE Intl Index, Cl F
2024	518	$1.17	to	$1.14	$602	3.32%	0.65%	to	1.55%	2.28%		to	1.35%
2023	307	$1.14	to	$1.12	$352	3.51%	0.65%	to	1.55%	16.77%		to	15.73%
2022	212	$0.98	to	$0.97	$211	6.47%	0.65%	to	1.55%	(2.06	%)(7)	to	(2.64	%)(7)
CVT Nasdaq 100 Index, Cl F
2024	4,148	$1.61	to	$1.57	$6,617	0.52%	0.65%	to	1.55%	24.07%		to	22.95%
2023	1,632	$1.30	to	$1.28	$2,114	0.42%	0.65%	to	1.55%	53.02%		to	51.66%
2022	624	$0.85	to	$0.84	$533	0.37%	0.65%	to	1.55%	(16.49	%)(7)	to	(16.98	%)(7)
CVT Russ 2000 Sm Cap Ind, Cl F
2024	717	$1.21	to	$1.18	$862	1.47%	0.65%	to	1.55%	10.28%		to	9.29%
2023	462	$1.10	to	$1.08	$507	1.06%	0.65%	to	1.55%	15.61%		to	14.57%
2022	263	$0.95	to	$0.94	$252	1.64%	0.65%	to	1.55%	(6.07	%)(7)	to	(6.63	%)(7)
DWS Alt Asset Alloc VIP, Cl B
2024	944	$1.29	to	$1.06	$1,131	3.14%	0.55%	to	1.85%	4.72%		to	3.37%
2023	724	$1.23	to	$1.03	$838	6.43%	0.55%	to	1.85%	5.09%		to	3.74%
2022	760	$1.17	to	$0.99	$841	6.90%	0.55%	to	1.85%	(8.25%)		to	(9.43%)
2021	764	$1.28	to	$1.09	$927	1.69%	0.55%	to	1.85%	11.73%		to	10.29%
2020	651	$1.14	to	$0.99	$711	2.33%	0.55%	to	1.85%	4.75%		to	3.39%
EV VT Floating-Rate Inc, Init Cl
2024	3,322	$1.84	to	$1.13	$5,593	7.77%	0.55%	to	1.55%	7.04%		to	5.97%
2023	3,253	$1.72	to	$1.06	$5,119	8.21%	0.55%	to	1.55%	10.60%		to	9.51%
2022	2,941	$1.55	to	$0.97	$4,258	4.71%	0.55%	to	1.55%	(3.27%)		to	(2.68	%)(7)
2021	2,539	$1.61	to	$1.39	$3,827	2.90%	0.55%	to	1.45%	3.04%		to	2.13%
2020	2,829	$1.56	to	$1.36	$4,160	3.33%	0.55%	to	1.45%	1.44%		to	0.53%
Fid VIP Contrafund, Serv Cl 2
2024	9,680	$5.76	to	$3.75	$52,055	0.03%	0.55%	to	1.85%	32.71%		to	30.99%
2023	10,252	$4.34	to	$2.86	$42,054	0.26%	0.55%	to	1.85%	32.39%		to	30.68%
2022	10,551	$3.28	to	$2.19	$33,166	0.27%	0.55%	to	1.85%	(26.89%)		to	(27.83%)
2021	10,591	$4.48	to	$3.04	$45,830	0.03%	0.55%	to	1.85%	26.81%		to	25.17%
2020	10,296	$3.53	to	$2.43	$35,394	0.08%	0.55%	to	1.85%	29.52%		to	27.84%
Fid VIP Emer Mkts, Serv Cl 2
2024	79	$1.13	to	$1.11	$90	1.43%	0.65%	to	1.55%	9.00%		to	8.01%
2023	44	$1.04	to	$1.03	$46	2.43%	0.65%	to	1.55%	8.77%		to	7.81%
2022	22	$0.96	to	$0.95	$22	9.31%	0.65%	to	1.55%	(4.74	%)(7)	to	(5.30	%)(7)
Fid VIP Energy, Serv Cl 2
2024	412	$1.20	to	$1.18	$494	2.11%	0.65%	to	1.55%	3.35%		to	2.41%
2023	366	$1.17	to	$1.15	$426	3.39%	0.65%	to	1.55%	0.05%		to	(0.84%)
2022	98	$1.16	to	$1.16	$115	5.60%	0.65%	to	1.55%	15.45	%(7)	to	14.76	%(7)
Fid VIP Gro & Inc, Serv Cl
2024	198	$4.70	to	$4.47	$903	1.38%	0.75%	to	0.95%	21.22%		to	20.97%
2023	219	$3.87	to	$3.70	$827	1.49%	0.75%	to	0.95%	17.69%		to	17.46%
2022	242	$3.29	to	$3.15	$779	1.35%	0.75%	to	0.95%	(5.73%)		to	(5.92%)
2021	366	$3.49	to	$3.35	$1,251	2.30%	0.75%	to	0.95%	24.82%		to	24.58%
2020	409	$2.80	to	$2.69	$1,118	2.04%	0.75%	to	0.95%	6.93%		to	6.72%
Fid VIP Gro & Inc, Serv Cl 2
2024	2,226	$5.23	to	$1.40	$8,737	1.26%	0.55%	to	1.55%	21.29%		to	20.07%
2023	2,173	$4.31	to	$1.16	$7,646	1.55%	0.55%	to	1.55%	17.72%		to	16.55%
2022	1,797	$3.66	to	$1.00	$6,432	1.48%	0.55%	to	1.55%	(5.69%)		to	(0.41	%)(7)
2021	1,787	$3.88	to	$4.23	$7,249	2.14%	0.55%	to	1.20%	24.95%		to	24.14%
2020	2,106	$3.11	to	$3.41	$6,739	1.90%	0.55%	to	1.20%	7.00%		to	6.31%
Fid VIP Gro Opp, Serv Cl 2
2024	740	$1.67	to	$1.63	$1,229	—	0.65%	to	1.55%	37.66%		to	36.42%
2023	551	$1.22	to	$1.20	$668	—	0.65%	to	1.55%	44.36%		to	43.08%
2022	34	$0.84	to	$0.84	$31	—	0.65%	to	1.55%	(17.23	%)(7)	to	(17.72	%)(7)

130	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Fid VIP Intl Cap Appr, Serv Cl 2
2024	275	$1.25	to	$1.22	$342	0.71%	0.65%	to	1.55%	7.22%		to	6.25%
2023	162	$1.17	to	$1.15	$190	0.27%	0.65%	to	1.55%	26.37%		to	25.22%
2022	41	$0.93	to	$0.92	$39	0.31%	0.65%	to	1.55%	(6.69	%)(7)	to	(7.24	%)(7)
Fid VIP Invest Gr, Serv Cl 2
2024	2,016	$1.01	to	$0.99	$2,019	3.60%	0.65%	to	1.55%	0.84%		to	(0.08%)
2023	1,339	$1.00	to	$0.99	$1,335	5.07%	0.65%	to	1.55%	5.32%		to	4.38%
2022	127	$0.95	to	$0.95	$122	14.53%	0.65%	to	1.55%	(4.15	%)(7)	to	(4.73	%)(7)
Fid VIP Mid Cap, Serv Cl
2024	247	$7.44	to	$7.09	$1,783	0.46%	0.75%	to	0.95%	16.47%		to	16.24%
2023	262	$6.39	to	$6.10	$1,625	0.52%	0.75%	to	0.95%	14.15%		to	13.92%
2022	268	$5.59	to	$5.35	$1,465	0.38%	0.75%	to	0.95%	(15.49%)		to	(15.66%)
2021	343	$6.62	to	$6.35	$2,210	0.51%	0.75%	to	0.95%	24.57%		to	24.32%
2020	367	$5.31	to	$5.10	$1,904	0.56%	0.75%	to	0.95%	17.16%		to	16.92%
Fid VIP Mid Cap, Serv Cl 2
2024	4,787	$5.44	to	$2.48	$26,660	0.34%	0.55%	to	1.85%	16.53%		to	15.02%
2023	4,901	$4.66	to	$2.16	$24,436	0.39%	0.55%	to	1.85%	14.17%		to	12.70%
2022	4,950	$4.09	to	$1.91	$21,981	0.27%	0.55%	to	1.85%	(15.43%)		to	(16.52%)
2021	5,326	$4.83	to	$2.29	$27,803	0.36%	0.55%	to	1.85%	24.62%		to	23.01%
2020	5,568	$3.88	to	$1.86	$23,375	0.40%	0.55%	to	1.85%	17.22%		to	15.70%
Fid VIP Overseas, Serv Cl
2024	95	$2.25	to	$2.14	$208	1.58%	0.75%	to	0.95%	4.17%		to	3.96%
2023	100	$2.16	to	$2.06	$209	0.96%	0.75%	to	0.95%	19.51%		to	19.27%
2022	105	$1.80	to	$1.73	$185	0.95%	0.75%	to	0.95%	(25.15%)		to	(25.30%)
2021	112	$2.41	to	$2.31	$264	0.44%	0.75%	to	0.95%	18.68%		to	18.44%
2020	117	$2.03	to	$1.95	$233	0.35%	0.75%	to	0.95%	14.63%		to	14.40%
Fid VIP Overseas, Serv Cl 2
2024	875	$2.63	to	$1.79	$2,304	1.35%	0.55%	to	1.45%	4.23%		to	3.29%
2023	932	$2.53	to	$1.73	$2,333	0.80%	0.55%	to	1.45%	19.56%		to	18.50%
2022	1,036	$2.11	to	$1.46	$2,147	0.82%	0.55%	to	1.45%	(25.10%)		to	(25.76%)
2021	1,117	$2.82	to	$1.97	$3,108	0.32%	0.55%	to	1.45%	18.73%		to	17.67%
2020	1,200	$2.38	to	$1.67	$2,805	0.22%	0.55%	to	1.45%	14.70%		to	13.67%
Fid VIP Strategic Inc, Serv Cl 2
2024	8,615	$1.33	to	$1.14	$10,888	3.74%	0.55%	to	1.85%	5.20%		to	3.82%
2023	7,687	$1.27	to	$1.10	$9,250	4.36%	0.55%	to	1.85%	8.58%		to	7.18%
2022	7,925	$1.17	to	$1.03	$8,816	3.68%	0.55%	to	1.85%	(12.01%)		to	(13.14%)
2021	7,071	$1.33	to	$1.18	$8,973	2.59%	0.55%	to	1.85%	2.96%		to	1.61%
2020	6,614	$1.29	to	$1.16	$8,189	3.30%	0.55%	to	1.85%	6.57%		to	5.20%
Frank Global Real Est, Cl 2
2024	821	$1.50	to	$1.10	$1,888	1.83%	0.55%	to	1.45%	(0.87%)		to	(1.76%)
2023	898	$1.51	to	$1.12	$2,067	2.91%	0.55%	to	1.45%	10.82%		to	9.83%
2022	974	$1.37	to	$1.02	$2,015	2.41%	0.55%	to	1.45%	(26.47%)		to	(27.12%)
2021	1,007	$1.86	to	$1.39	$2,827	0.90%	0.55%	to	1.45%	26.09%		to	24.97%
2020	1,214	$1.47	to	$1.12	$2,685	3.31%	0.55%	to	1.45%	(5.91%)		to	(6.75%)
Frank Inc, Cl 2
2024	2,620	$1.77	to	$1.52	$4,337	5.19%	0.55%	to	1.85%	6.61%		to	5.23%
2023	2,931	$1.66	to	$1.44	$4,574	4.97%	0.55%	to	1.85%	8.04%		to	6.64%
2022	2,971	$1.53	to	$1.35	$4,308	4.79%	0.55%	to	1.85%	(5.98%)		to	(7.20%)
2021	2,734	$1.63	to	$1.46	$4,247	4.66%	0.55%	to	1.85%	16.11%		to	14.61%
2020	2,552	$1.40	to	$1.27	$3,435	5.80%	0.55%	to	1.85%	0.14%		to	(1.15%)
Frank Inc, Cl 4
2024	786	$1.11	to	$1.09	$865	4.81%	0.65%	to	1.55%	6.38%		to	5.42%
2023	689	$1.05	to	$1.03	$716	4.91%	0.65%	to	1.55%	7.84%		to	6.88%
2022	357	$0.97	to	$0.96	$346	6.45%	0.65%	to	1.55%	(3.02	%)(7)	to	(3.59	%)(7)

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	131

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Frank Mutual Gbl Dis, Cl 4
2024	55	$1.23	to	$1.20	$69	2.20%	0.65%	to	1.55%	3.90%		to	2.97%
2023	25	$1.18	to	$1.17	$31	2.04%	0.65%	to	1.55%	19.36%		to	18.29%
2022	10	$0.99	to	$0.99	$11	2.19%	0.65%	to	1.55%	(0.78	%)(7)	to	(1.37	%)(7)
Frank Mutual Shares, Cl 2
2024	2,471	$3.05	to	$1.76	$7,001	1.91%	0.55%	to	1.85%	10.66%		to	9.22%
2023	3,048	$2.76	to	$1.61	$7,817	1.83%	0.55%	to	1.85%	12.84%		to	11.39%
2022	3,453	$2.44	to	$1.45	$7,818	1.80%	0.55%	to	1.85%	(7.94%)		to	(9.12%)
2021	4,052	$2.65	to	$1.59	$9,989	2.89%	0.55%	to	1.85%	18.51%		to	16.98%
2020	4,290	$2.24	to	$1.36	$8,929	2.79%	0.55%	to	1.85%	(5.56%)		to	(6.79%)
Frank Sm Cap Val, Cl 2
2024	1,381	$4.39	to	$2.24	$7,059	0.94%	0.55%	to	1.85%	11.08%		to	9.65%
2023	1,668	$3.95	to	$2.04	$7,579	0.52%	0.55%	to	1.85%	12.13%		to	10.69%
2022	1,756	$3.53	to	$1.84	$7,114	0.98%	0.55%	to	1.85%	(10.56%)		to	(11.71%)
2021	1,932	$3.94	to	$2.09	$8,656	1.00%	0.55%	to	1.85%	24.68%		to	23.07%
2020	2,156	$3.16	to	$1.70	$7,786	1.49%	0.55%	to	1.85%	4.61%		to	3.27%
Frank Sm Cap Val, Cl 4
2024	642	$1.23	to	$1.20	$780	0.69%	0.65%	to	1.55%	10.89%		to	9.86%
2023	370	$1.11	to	$1.09	$408	0.33%	0.65%	to	1.55%	11.95%		to	10.93%
2022	36	$0.99	to	$0.98	$37	0.11%	0.65%	to	1.55%	(1.65	%)(7)	to	(2.23	%)(7)
GS VIT Mid Cap Val, Inst
2024	807	$4.80	to	$6.23	$6,274	0.97%	0.55%	to	1.20%	11.78%		to	11.05%
2023	944	$4.30	to	$5.61	$6,556	1.03%	0.55%	to	1.20%	10.81%		to	10.09%
2022	989	$3.88	to	$5.10	$6,211	0.68%	0.55%	to	1.20%	(10.48%)		to	(11.06%)
2021	1,084	$4.33	to	$5.73	$7,658	0.46%	0.55%	to	1.20%	30.23%		to	29.39%
2020	1,277	$3.33	to	$4.43	$6,943	0.64%	0.55%	to	1.20%	7.81%		to	7.11%
GS VIT Multi-Strategy Alt, Advisor
2024	587	$1.07	to	$0.93	$594	2.57%	0.55%	to	1.85%	2.54%		to	1.22%
2023	600	$1.04	to	$0.92	$595	6.48%	0.55%	to	1.85%	6.94%		to	5.57%
2022	614	$0.97	to	$0.87	$574	3.07%	0.55%	to	1.85%	(7.37%)		to	(8.54%)
2021	661	$1.05	to	$0.95	$669	1.64%	0.55%	to	1.85%	4.08%		to	2.74%
2020	532	$1.01	to	$0.93	$520	2.38%	0.55%	to	1.85%	6.00%		to	4.62%
GS VIT Multi-Strategy Alt, Serv
2024	125	$1.06	to	$1.03	$131	3.24%	0.65%	to	1.55%	2.61%		to	1.70%
2023	92	$1.03	to	$1.01	$95	13.84%	0.65%	to	1.55%	7.07%		to	6.12%
2022	14	$0.96	to	$0.96	$14	11.14%	0.65%	to	1.55%	(3.70	%)(7)	to	(4.27	%)(7)
GS VIT Sm Cap Eq Insights, Inst
2024	33	$5.15	to	$4.91	$164	0.97%	0.75%	to	0.95%	18.16%		to	17.92%
2023	39	$4.36	to	$4.16	$164	1.04%	0.75%	to	0.95%	18.39%		to	18.15%
2022	41	$3.68	to	$3.52	$145	0.20%	0.75%	to	0.95%	(19.98%)		to	(20.14%)
2021	114	$4.61	to	$4.41	$508	0.48%	0.75%	to	0.95%	22.87%		to	22.62%
2020	112	$3.75	to	$3.60	$406	0.24%	0.75%	to	0.95%	7.77%		to	7.56%
GS VIT Sm Cap Eq Insights, Serv
2024	123	$1.33	to	$1.30	$163	0.83%	0.65%	to	1.55%	18.04%		to	16.98%
2023	106	$1.12	to	$1.11	$119	1.38%	0.65%	to	1.55%	18.18%		to	17.13%
2022	35	$0.95	to	$0.95	$35	0.31%	0.65%	to	1.55%	(5.77	%)(7)	to	(6.32	%)(7)
GS VIT U.S. Eq Insights, Inst
2024	797	$5.60	to	$4.38	$3,887	0.61%	0.55%	to	1.45%	27.61%		to	26.47%
2023	967	$4.39	to	$3.47	$3,693	0.68%	0.55%	to	1.45%	23.13%		to	22.03%
2022	1,101	$3.57	to	$2.84	$3,399	0.78%	0.55%	to	1.45%	(20.18%)		to	(20.89%)
2021	1,236	$4.47	to	$3.59	$4,784	0.78%	0.55%	to	1.45%	28.70%		to	27.54%
2020	1,422	$3.47	to	$2.81	$4,305	0.83%	0.55%	to	1.45%	16.90%		to	15.86%

132	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Invesco VI Am Fran, Ser I
2024	55	$5.07	to	$4.94	$275	—	0.75%	to	0.95%	33.88%		to	33.61%
2023	67	$3.78	to	$3.70	$252	—	0.75%	to	0.95%	39.88%		to	39.60%
2022	116	$2.71	to	$2.65	$309	—	0.75%	to	0.95%	(31.63%)		to	(31.76%)
2021	120	$3.96	to	$3.88	$470	—	0.75%	to	0.95%	11.09%		to	10.87%
2020	121	$3.56	to	$3.50	$425	0.08%	0.75%	to	0.95%	41.29%		to	41.01%
Invesco VI Am Fran, Ser II
2024	409	$5.03	to	$4.49	$1,971	—	0.55%	to	1.45%	33.82%		to	32.61%
2023	512	$3.76	to	$3.39	$1,851	—	0.55%	to	1.45%	39.83%		to	38.58%
2022	566	$2.69	to	$2.44	$1,466	—	0.55%	to	1.45%	(31.67%)		to	(32.29%)
2021	616	$3.94	to	$3.61	$2,346	—	0.55%	to	1.45%	11.04%		to	10.04%
2020	695	$3.55	to	$3.28	$2,391	—	0.55%	to	1.45%	41.22%		to	39.95%
Invesco VI Bal Risk Alloc, Ser II
2024	1,061	$1.39	to	$1.20	$1,382	5.92%	0.55%	to	1.85%	2.99%		to	1.65%
2023	1,041	$1.35	to	$1.18	$1,323	—	0.55%	to	1.85%	5.82%		to	4.45%
2022	986	$1.28	to	$1.13	$1,193	7.58%	0.55%	to	1.85%	(14.98%)		to	(16.08%)
2021	943	$1.50	to	$1.34	$1,352	3.01%	0.55%	to	1.85%	8.66%		to	7.26%
2020	950	$1.38	to	$1.25	$1,261	7.58%	0.55%	to	1.85%	9.39%		to	7.97%
Invesco VI Comstock, Ser II
2024	1,041	$4.33	to	$1.26	$4,092	1.44%	0.55%	to	1.55%	14.23%		to	13.09%
2023	1,204	$3.79	to	$1.12	$4,182	1.57%	0.55%	to	1.55%	11.48%		to	10.37%
2022	1,337	$3.40	to	$1.01	$4,182	1.30%	0.55%	to	1.55%	0.29%		to	0.68	%(7)
2021	1,591	$3.39	to	$2.71	$5,001	1.56%	0.55%	to	1.45%	32.31%		to	31.13%
2020	1,919	$2.56	to	$2.06	$4,570	2.16%	0.55%	to	1.45%	(1.63%)		to	(2.51%)
Invesco VI Core Eq, Ser I
2024	1,038	$6.08	to	$6.08	$6,335	0.70%	1.25%	to	1.25%	24.04%		to	24.04%
2023	1,102	$4.90	to	$4.90	$5,425	0.74%	1.25%	to	1.25%	21.84%		to	21.84%
2022	1,202	$4.02	to	$4.02	$4,858	0.91%	1.25%	to	1.25%	(21.53%)		to	(21.53%)
2021	1,288	$5.13	to	$5.13	$6,637	0.66%	1.25%	to	1.25%	26.15%		to	26.15%
2020	1,403	$4.06	to	$4.06	$5,731	1.30%	1.25%	to	1.25%	12.44%		to	12.44%
Invesco VI Core Plus Bond, Ser II
2024	513	$1.01	to	$0.99	$515	3.90%	0.65%	to	1.55%	2.05%		to	1.14%
2023	427	$0.99	to	$0.98	$422	4.13%	0.65%	to	1.55%	5.16%		to	4.23%
2022	124	$0.95	to	$0.94	$118	0.98%	0.65%	to	1.55%	(4.93	%)(7)	to	(5.50	%)(7)
Invesco VI Dis Mid Cap Gro, Ser I
2024	469	$1.69	to	$1.66	$791	—	0.75%	to	1.20%	23.30%		to	22.74%
2023	495	$1.37	to	$1.35	$678	—	0.75%	to	1.20%	12.31%		to	11.81%
2022	499	$1.22	to	$1.21	$609	—	0.75%	to	1.20%	(31.50%)		to	(31.80%)
2021	565	$1.78	to	$1.77	$1,006	—	0.75%	to	1.20%	18.21%		to	17.68%
2020	582	$1.51	to	$1.50	$878	0.05%	0.75%	to	1.20%	50.82	%(5)	to	50.36	%(5)
Invesco VI Dis Mid Cap Gro, Ser II
2024	214	$1.69	to	$1.62	$354	—	0.55%	to	1.45%	23.24%		to	22.13%
2023	311	$1.37	to	$1.32	$419	—	0.55%	to	1.45%	12.23%		to	11.23%
2022	317	$1.22	to	$1.19	$383	—	0.55%	to	1.45%	(31.51%)		to	(32.12%)
2021	356	$1.78	to	$1.75	$631	—	0.55%	to	1.45%	18.14%		to	17.08%
2020	460	$1.51	to	$1.50	$692	—	0.55%	to	1.45%	50.65	%(5)	to	49.72	%(5)
Invesco VI Div Divd, Ser I
2024	145	$3.20	to	$2.92	$445	1.32%	0.55%	to	1.20%	12.59%		to	11.86%
2023	263	$2.84	to	$2.61	$707	2.05%	0.55%	to	1.20%	8.45%		to	7.75%
2022	262	$2.62	to	$2.43	$652	1.81%	0.55%	to	1.20%	(2.22%)		to	(2.85%)
2021	293	$2.68	to	$2.50	$751	2.16%	0.55%	to	1.20%	18.24%		to	17.48%
2020	310	$2.26	to	$2.13	$676	2.99%	0.55%	to	1.20%	(0.41%)		to	(1.05%)

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	133

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Invesco VI Div Divd, Ser II
2024	107	$2.96	to	$2.73	$314	1.68%	0.85%	to	1.45%	12.00%		to	11.33%
2023	109	$2.65	to	$2.45	$283	1.70%	0.85%	to	1.45%	7.85%		to	7.21%
2022	121	$2.45	to	$2.29	$294	1.32%	0.85%	to	1.45%	(2.75%)		to	(3.33%)
2021	184	$2.52	to	$2.37	$459	1.81%	0.85%	to	1.45%	17.59%		to	16.89%
2020	256	$2.15	to	$2.03	$546	2.59%	0.85%	to	1.45%	(0.98%)		to	(1.57%)
Invesco VI EQV Intl Eq, Ser II
2024	677	$2.47	to	$1.84	$1,487	1.33%	0.55%	to	1.45%	(0.21%)		to	(1.11%)
2023	873	$2.48	to	$1.86	$1,946	—	0.55%	to	1.45%	17.22%		to	16.17%
2022	968	$2.12	to	$1.60	$1,851	1.35%	0.55%	to	1.45%	(18.95%)		to	(19.68%)
2021	1,176	$2.61	to	$2.00	$2,784	1.05%	0.55%	to	1.45%	5.03%		to	4.09%
2020	1,261	$2.49	to	$1.92	$2,857	2.09%	0.55%	to	1.45%	13.12%		to	12.10%
Invesco VI Global, Ser II
2024	2,101	$4.69	to	$2.40	$8,239	—	0.55%	to	1.85%	15.15%		to	13.65%
2023	2,316	$4.08	to	$2.11	$7,899	—	0.55%	to	1.85%	33.71%		to	31.99%
2022	2,662	$3.05	to	$1.60	$6,813	—	0.55%	to	1.85%	(32.31%)		to	(33.18%)
2021	2,550	$4.50	to	$2.39	$9,730	—	0.55%	to	1.85%	14.54%		to	13.06%
2020	2,646	$3.93	to	$2.12	$8,833	0.45%	0.55%	to	1.85%	26.64%		to	25.00%
Invesco VI Gbl Strat Inc, Ser II
2024	3,896	$1.69	to	$0.91	$5,937	2.65%	0.55%	to	1.85%	2.22%		to	0.90%
2023	4,315	$1.66	to	$0.91	$6,451	—	0.55%	to	1.85%	8.01%		to	6.61%
2022	4,643	$1.53	to	$0.85	$6,457	—	0.55%	to	1.85%	(12.20%)		to	(13.33%)
2021	5,314	$1.75	to	$0.98	$8,438	4.25%	0.55%	to	1.85%	(4.09%)		to	(5.34%)
2020	5,727	$1.82	to	$1.04	$9,534	5.27%	0.55%	to	1.85%	2.43%		to	1.10%
Invesco VI Hlth, Ser II
2024	295	$3.41	to	$3.05	$967	—	0.55%	to	1.45%	3.30%		to	2.37%
2023	418	$3.30	to	$2.98	$1,334	—	0.55%	to	1.45%	2.20%		to	1.29%
2022	463	$3.23	to	$2.94	$1,457	—	0.55%	to	1.45%	(14.01%)		to	(14.78%)
2021	434	$3.75	to	$3.45	$1,599	0.00%	0.55%	to	1.45%	11.43%		to	10.43%
2020	479	$3.37	to	$3.12	$1,595	0.09%	0.55%	to	1.45%	13.57%		to	12.56%
Invesco VI Main St, Ser II
2024	66	$2.16	to	$2.06	$142	—	0.85%	to	1.45%	22.34%		to	21.61%
2023	91	$1.76	to	$1.69	$160	0.48%	0.85%	to	1.45%	21.79%		to	21.07%
2022	102	$1.45	to	$1.40	$147	0.90%	0.85%	to	1.45%	(20.98%)		to	(21.45%)
2021	149	$1.83	to	$1.78	$272	0.46%	0.85%	to	1.45%	26.15%		to	25.41%
2020	189	$1.45	to	$1.42	$274	1.19%	0.85%	to	1.45%	12.73%		to	12.06%
Invesco VI Mn St Sm Cap, Ser II
2024	1,663	$5.06	to	$2.55	$6,944	—	0.55%	to	1.85%	11.78%		to	10.33%
2023	1,594	$4.53	to	$2.31	$6,254	0.97%	0.55%	to	1.85%	17.18%		to	15.66%
2022	1,517	$3.86	to	$2.00	$5,129	0.26%	0.55%	to	1.85%	(16.50%)		to	(17.58%)
2021	1,470	$4.63	to	$2.42	$5,972	0.18%	0.55%	to	1.85%	21.59%		to	20.02%
2020	1,530	$3.80	to	$2.02	$5,132	0.37%	0.55%	to	1.85%	18.98%		to	17.44%
Invesco VI Tech, Ser I
2024	275	$6.72	to	$7.79	$1,256	—	0.55%	to	1.20%	33.53%		to	32.66%
2023	361	$5.03	to	$5.87	$1,225	—	0.55%	to	1.20%	46.14%		to	45.20%
2022	367	$3.44	to	$4.05	$859	—	0.55%	to	1.20%	(40.28%)		to	(40.67%)
2021	407	$5.77	to	$6.82	$1,603	—	0.55%	to	1.20%	13.79%		to	13.05%
2020	463	$5.07	to	$6.03	$1,610	—	0.55%	to	1.20%	45.31%		to	44.37%
Invesco VI Tech, Ser II
2024	754	$1.56	to	$1.52	$1,168	—	0.65%	to	1.55%	32.98%		to	31.78%
2023	428	$1.17	to	$1.15	$502	—	0.65%	to	1.55%	45.77%		to	44.47%
2022	31	$0.80	to	$0.80	$26	—	0.65%	to	1.55%	(20.88	%)(7)	to	(21.36	%)(7)

134	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Janus Henderson VIT Bal, Serv
2024	12,014	$1.73	to	$1.59	$19,996	1.76%	0.55%	to	1.85%	14.51%		to	13.02%
2023	11,653	$1.51	to	$1.40	$17,022	1.85%	0.55%	to	1.85%	14.50%		to	13.03%
2022	10,241	$1.32	to	$1.24	$13,133	1.02%	0.55%	to	1.85%	(17.07%)		to	(18.14%)
2021	9,219	$1.59	to	$1.52	$14,328	0.70%	0.55%	to	1.85%	16.27%		to	14.76%
2020	6,794	$1.37	to	$1.32	$9,148	1.59%	0.55%	to	1.85%	13.40%		to	11.94%
Janus Henderson VIT Enter, Serv
2024	159	$3.40	to	$3.24	$527	0.63%	0.75%	to	0.95%	14.46%		to	14.23%
2023	163	$2.97	to	$2.83	$472	0.09%	0.75%	to	0.95%	16.90%		to	16.66%
2022	182	$2.54	to	$2.43	$453	0.07%	0.75%	to	0.95%	(16.78%)		to	(16.94%)
2021	345	$3.05	to	$2.92	$1,027	0.25%	0.75%	to	0.95%	15.67%		to	15.44%
2020	392	$2.64	to	$2.53	$1,012	—	0.75%	to	0.95%	18.29%		to	18.06%
Janus Henderson VIT Flex Bd, Serv
2024	3,822	$1.11	to	$0.95	$3,968	4.85%	0.55%	to	1.85%	1.07%		to	(0.25%)
2023	2,056	$1.10	to	$0.96	$2,141	3.86%	0.55%	to	1.85%	4.71%		to	3.36%
2022	1,503	$1.05	to	$0.93	$1,504	1.97%	0.55%	to	1.85%	(14.36%)		to	(15.47%)
2021	1,522	$1.23	to	$1.10	$1,789	1.70%	0.55%	to	1.85%	(1.65%)		to	(2.93%)
2020	1,182	$1.25	to	$1.13	$1,420	2.48%	0.55%	to	1.85%	9.64%		to	8.22%
Janus Henderson VIT Forty, Serv
2024	1,944	$1.53	to	$1.49	$2,936	0.00%	0.65%	to	1.55%	27.30%		to	26.15%
2023	145	$1.20	to	$1.18	$176	0.19%	0.65%	to	1.55%	38.75%		to	37.51%
2022	45	$0.87	to	$0.86	$41	0.19%	0.65%	to	1.55%	(14.36	%)(7)	to	(14.87	%)(7)
Janus Hend VIT Gbl Tech Innov, Srv
2024	543	$1.72	to	$1.68	$1,683	—	0.65%	to	1.55%	30.90%		to	29.72%
2023	482	$1.31	to	$1.29	$1,217	—	0.65%	to	1.55%	53.28%		to	51.91%
2022	317	$0.86	to	$0.85	$697	—	0.65%	to	1.55%	(15.76	%)(7)	to	(16.26	%)(7)
2021	436	$3.80	to	$12.53	$1,647	0.12%	0.75%	to	1.20%	16.87%		to	16.34%
2020	455	$3.25	to	$10.77	$1,470	—	0.75%	to	1.20%	49.60%		to	48.93%
Janus Henderson VIT Overseas, Serv
2024	593	$1.16	to	$1.13	$1,136	1.28%	0.65%	to	1.55%	4.89%		to	3.94%
2023	566	$1.10	to	$1.09	$1,133	1.43%	0.65%	to	1.55%	9.87%		to	8.89%
2022	506	$1.00	to	$1.00	$961	1.70%	0.65%	to	1.55%	0.31	%(7)	to	(0.29	%)(7)
2021	514	$2.16	to	$3.98	$1,111	1.01%	0.75%	to	1.20%	12.44%		to	11.94%
2020	559	$1.92	to	$3.56	$1,071	1.22%	0.75%	to	1.20%	15.15%		to	14.64%
Janus Henderson VIT Res, Serv
2024	625	$5.60	to	$4.14	$3,266	—	0.55%	to	1.85%	34.21%		to	32.47%
2023	797	$4.17	to	$3.12	$3,112	0.06%	0.55%	to	1.85%	42.03%		to	40.20%
2022	902	$2.94	to	$2.23	$2,493	—	0.55%	to	1.85%	(30.45%)		to	(31.34%)
2021	928	$4.23	to	$3.24	$3,716	0.02%	0.55%	to	1.85%	19.39%		to	17.85%
2020	993	$3.54	to	$2.75	$3,345	0.22%	0.55%	to	1.85%	31.85%		to	30.15%
Lazard Ret Emer Mkts Eq, Serv
2024	165	$1.21	to	$1.18	$198	3.25%	0.65%	to	1.55%	6.73%		to	5.77%
2023	11	$1.13	to	$1.11	$14	7.39%	0.65%	to	1.55%	21.48%		to	20.40%
2022	—	$0.93	to	$0.93	$2	5.35%	0.65%	to	1.55%	(6.40	%)(7)	to	(6.96	%)(7)
Lazard Ret Global Dyn MA, Serv
2024	227	$1.67	to	$1.43	$360	—	0.55%	to	1.85%	8.00%		to	6.60%
2023	724	$1.54	to	$1.34	$1,045	—	0.55%	to	1.85%	10.20%		to	8.79%
2022	764	$1.40	to	$1.23	$1,007	0.08%	0.55%	to	1.85%	(17.84%)		to	(18.90%)
2021	758	$1.70	to	$1.52	$1,224	2.86%	0.55%	to	1.85%	11.32%		to	9.88%
2020	671	$1.53	to	$1.38	$980	0.67%	0.55%	to	1.85%	0.26%		to	(1.03%)
Lord Abt Bond Debenture, Cl VC
2024	861	$1.07	to	$1.04	$910	6.95%	0.65%	to	1.55%	6.03%		to	5.07%
2023	558	$1.01	to	$0.99	$559	10.08%	0.65%	to	1.55%	5.87%		to	4.91%
2022	89	$0.95	to	$0.95	$85	14.18%	0.65%	to	1.55%	(4.49	%)(7)	to	(5.05	%)(7)

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	135

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Lord Abt Short Dur Inc, Cl VC
2024	610	$1.07	to	$1.04	$646	4.93%	0.65%	to	1.55%	4.46%		to	3.51%
2023	363	$1.02	to	$1.01	$370	6.24%	0.65%	to	1.55%	4.38%		to	3.45%
2022	183	$0.98	to	$0.97	$180	9.07%	0.65%	to	1.55%	(1.84	%)(7)	to	(2.43	%)(7)
LVIP AC Intl, Serv Cl
2024	339	$2.57	to	$1.04	$757	1.35%	0.55%	to	1.55%	1.89%		to	0.88%
2023	326	$2.52	to	$1.03	$739	1.24%	0.55%	to	1.55%	11.81%		to	10.71%
2022	318	$2.26	to	$0.93	$674	1.33%	0.55%	to	1.55%	(25.27%)		to	(6.43	%)(7)
2021	417	$3.02	to	$3.46	$1,199	0.01%	0.55%	to	1.20%	8.01%		to	7.31%
2020	432	$2.80	to	$3.22	$1,155	0.38%	0.55%	to	1.20%	24.97%		to	24.15%
LVIP AC Intl, Std Cl II
2024	91	$1.78	to	$1.69	$156	1.60%	0.75%	to	0.95%	1.83%		to	1.63%
2023	95	$1.74	to	$1.66	$161	1.39%	0.75%	to	0.95%	11.73%		to	11.51%
2022	122	$1.56	to	$1.49	$185	1.51%	0.75%	to	0.95%	(25.32%)		to	(25.47%)
2021	141	$2.09	to	$2.00	$289	0.16%	0.75%	to	0.95%	7.94%		to	7.72%
2020	155	$1.94	to	$1.86	$295	0.49%	0.75%	to	0.95%	24.94%		to	24.69%
LVIP AC Mid Cap Val, Serv Cl
2024	701	$3.56	to	$1.11	$2,575	2.38%	0.55%	to	1.55%	7.93%		to	6.86%
2023	739	$3.30	to	$1.04	$2,522	2.21%	0.55%	to	1.55%	5.45%		to	4.40%
2022	644	$3.13	to	$0.99	$2,096	2.12%	0.55%	to	1.55%	(1.93%)		to	(0.64	%)(7)
2021	625	$3.19	to	$3.48	$2,145	0.98%	0.55%	to	1.45%	22.34%		to	21.25%
2020	752	$2.61	to	$2.87	$2,141	1.66%	0.55%	to	1.45%	0.56%		to	(0.35%)
LVIP AC Ultra, Serv Cl
2024	419	$7.73	to	$7.20	$3,172	—	0.55%	to	1.45%	27.91%		to	26.76%
2023	477	$6.05	to	$5.68	$2,825	—	0.55%	to	1.45%	42.49%		to	41.21%
2022	494	$4.24	to	$4.02	$2,061	—	0.55%	to	1.45%	(32.83%)		to	(33.43%)
2021	603	$6.32	to	$6.04	$3,779	—	0.55%	to	1.45%	22.32%		to	21.22%
2020	613	$5.16	to	$4.98	$3,152	—	0.55%	to	1.45%	48.73%		to	47.40%
LVIP AC Val, Serv Cl
2024	2,808	$4.01	to	$2.28	$11,474	2.62%	0.55%	to	1.85%	8.69%		to	7.28%
2023	3,554	$3.69	to	$2.12	$13,592	2.25%	0.55%	to	1.85%	8.42%		to	7.04%
2022	3,580	$3.41	to	$1.98	$12,774	1.95%	0.55%	to	1.85%	(0.24%)		to	(1.51%)
2021	3,265	$3.41	to	$2.01	$11,642	1.60%	0.55%	to	1.85%	23.60%		to	22.01%
2020	3,381	$2.76	to	$1.65	$9,796	2.14%	0.55%	to	1.85%	0.28%		to	(1.02%)
LVIP AC Val, Std Cl II
2024	88	$6.09	to	$5.81	$521	2.92%	0.75%	to	0.95%	8.66%		to	8.44%
2023	91	$5.61	to	$5.35	$496	2.41%	0.75%	to	0.95%	8.28%		to	8.07%
2022	115	$5.18	to	$4.95	$586	2.08%	0.75%	to	0.95%	(0.21%)		to	(0.41%)
2021	131	$5.19	to	$4.97	$669	1.71%	0.75%	to	0.95%	23.58%		to	23.33%
2020	151	$4.20	to	$4.03	$626	2.32%	0.75%	to	0.95%	0.22%		to	0.02%
LVIP JPM US Eq, Serv Cl
2024	139	$1.44	to	$1.41	$201	0.35%	0.65%	to	1.55%	22.88%		to	21.77%
2023	153	$1.17	to	$1.15	$180	1.02%	0.65%	to	1.55%	16.04	%(8)	to	15.34	%(8)
Mac VIP Asset Strategy, Serv Cl
2024	359	$1.80	to	$1.54	$613	1.90%	0.55%	to	1.85%	11.82%		to	10.37%
2023	375	$1.61	to	$1.40	$574	2.10%	0.55%	to	1.85%	13.32%		to	11.85%
2022	403	$1.42	to	$1.25	$546	1.53%	0.55%	to	1.85%	(15.20%)		to	(16.31%)
2021	454	$1.67	to	$1.49	$729	1.51%	0.55%	to	1.85%	9.83%		to	8.41%
2020	493	$1.52	to	$1.38	$724	2.06%	0.55%	to	1.85%	13.25%		to	11.78%
Mac VIP for Inc, Serv Cl
2024	108	$1.13	to	$1.11	$122	7.15%	0.65%	to	1.55%	5.61%		to	4.66%
2023	89	$1.07	to	$1.06	$96	3.82%	0.65%	to	1.55%	12.12%		to	11.12%
2022	41	$0.96	to	$0.95	$41	—	0.65%	to	1.55%	(3.70	%)(7)	to	(4.27	%)(7)

136	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Mac VIP Intl Core Eq, Serv Cl
2024	144	$0.99	to	$0.98	$144	1.77%	0.65%	to	1.55%	(0.97	%)(9)	to	(1.57	%)(9)
MFS Gbl Real Est, Serv Cl
2024	150	$0.87	to	$0.85	$130	1.51%	0.65%	to	1.55%	(3.55%)		to	(4.43%)
2023	135	$0.90	to	$0.89	$122	0.61%	0.65%	to	1.55%	10.49%		to	9.50%
2022	44	$0.82	to	$0.81	$37	1.77%	0.65%	to	1.55%	(16.74	%)(7)	to	(17.24	%)(7)
MFS Intl Gro, Serv Cl
2024	216	$1.20	to	$1.17	$258	0.82%	0.65%	to	1.55%	8.05%		to	7.09%
2023	115	$1.11	to	$1.10	$128	1.00%	0.65%	to	1.55%	13.66%		to	12.66%
2022	47	$0.98	to	$0.97	$47	0.07%	0.65%	to	1.55%	(1.98	%)(7)	to	(2.56	%)(7)
MFS Mass Inv Gro Stock, Serv Cl
2024	1,136	$3.15	to	$2.88	$3,448	0.12%	0.55%	to	1.45%	15.34%		to	14.30%
2023	1,301	$2.73	to	$2.52	$3,436	0.05%	0.55%	to	1.45%	23.02%		to	21.93%
2022	1,402	$2.22	to	$2.07	$3,024	—	0.55%	to	1.45%	(19.89%)		to	(20.61%)
2021	1,619	$2.77	to	$2.61	$4,378	0.03%	0.55%	to	1.45%	24.97%		to	23.85%
2020	1,830	$2.22	to	$2.10	$3,976	0.22%	0.55%	to	1.45%	21.53%		to	20.44%
MFS New Dis, Serv Cl
2024	355	$5.04	to	$5.59	$1,358	—	0.55%	to	1.20%	5.85%		to	5.16%
2023	410	$4.76	to	$5.32	$1,484	—	0.55%	to	1.20%	13.63%		to	12.90%
2022	444	$4.19	to	$4.71	$1,393	—	0.55%	to	1.20%	(30.38%)		to	(30.83%)
2021	491	$6.02	to	$6.81	$2,211	—	0.55%	to	1.20%	1.02%		to	0.36%
2020	555	$5.96	to	$6.78	$2,478	—	0.55%	to	1.20%	44.78%		to	43.85%
MFS Research Intl, Serv Cl
2024	112	$1.11	to	$1.08	$124	1.61%	0.65%	to	1.55%	2.12%		to	1.20%
2023	28	$1.08	to	$1.07	$32	1.27%	0.65%	to	1.55%	12.09%		to	11.10%
2022	4	$0.97	to	$0.96	$5	1.63%	0.65%	to	1.55%	(3.09	%)(7)	to	(3.66	%)(7)
MFS Utilities, Serv Cl
2024	1,324	$5.08	to	$1.74	$5,792	2.05%	0.55%	to	1.85%	10.73%		to	9.30%
2023	1,513	$4.59	to	$1.59	$6,055	3.34%	0.55%	to	1.85%	(2.86%)		to	(4.12%)
2022	1,416	$4.72	to	$1.66	$5,905	2.22%	0.55%	to	1.85%	(0.07%)		to	(1.36%)
2021	1,358	$4.72	to	$1.68	$5,742	1.55%	0.55%	to	1.85%	13.20%		to	11.74%
2020	1,420	$4.17	to	$1.50	$5,225	2.19%	0.55%	to	1.85%	5.04%		to	3.68%
MS VIF Dis, Cl II
2024	1,017	$5.34	to	$3.19	$5,246	—	0.55%	to	1.85%	40.95%		to	39.12%
2023	1,076	$3.79	to	$2.29	$3,998	—	0.55%	to	1.85%	43.34%		to	41.50%
2022	1,012	$2.64	to	$1.62	$2,615	—	0.55%	to	1.85%	(63.17%)		to	(63.65%)
2021	835	$7.18	to	$4.46	$5,880	—	0.55%	to	1.85%	(11.68%)		to	(12.83%)
2020	700	$8.13	to	$5.11	$5,636	—	0.55%	to	1.85%	150.66%		to	147.43%
NB AMT Sus Eq, Cl S
2024	290	$1.47	to	$3.07	$1,384	—	0.65%	to	1.85%	24.70%		to	23.21%
2023	339	$1.18	to	$2.49	$1,303	0.08%	0.65%	to	1.85%	25.75%		to	24.26%
2022	323	$0.94	to	$2.01	$995	0.12%	0.65%	to	1.85%	(6.56	%)(7)	to	(20.14%)
2021	296	$3.92	to	$2.51	$1,130	0.19%	0.85%	to	1.85%	22.12%		to	20.90%
2020	203	$3.21	to	$2.08	$636	0.36%	0.85%	to	1.85%	18.27%		to	17.09%
PIMCO VIT All Asset, Advisor Cl
2024	1,347	$2.11	to	$1.20	$2,629	6.22%	0.55%	to	1.85%	3.00%		to	1.66%
2023	1,661	$2.04	to	$1.18	$3,147	2.84%	0.55%	to	1.85%	7.41%		to	6.04%
2022	1,796	$1.90	to	$1.12	$3,173	7.52%	0.55%	to	1.85%	(12.35%)		to	(13.49%)
2021	2,042	$2.17	to	$1.29	$4,146	10.88%	0.55%	to	1.85%	15.41%		to	13.91%
2020	2,152	$1.88	to	$1.13	$3,804	4.83%	0.55%	to	1.85%	7.32%		to	5.93%
PIMCO VIT Glb Man As Alloc, Adv Cl
2024	174	$1.63	to	$1.35	$267	3.41%	0.55%	to	1.85%	10.14%		to	8.72%
2023	194	$1.48	to	$1.24	$272	2.13%	0.55%	to	1.85%	12.24%		to	10.79%
2022	221	$1.32	to	$1.12	$278	1.80%	0.55%	to	1.85%	(18.84%)		to	(19.88%)
2021	272	$1.63	to	$1.40	$422	2.37%	0.55%	to	1.85%	11.98%		to	10.53%
2020	229	$1.45	to	$1.26	$319	7.98%	0.55%	to	1.85%	16.06%		to	14.57%

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	137

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
PIMCO VIT Tot Return, Advisor Cl
2024	7,862	$1.09	to	$0.94	$8,111	3.92%	0.55%	to	1.85%	1.87%		to	0.55%
2023	7,250	$1.07	to	$0.93	$7,369	3.48%	0.55%	to	1.85%	5.25%		to	3.89%
2022	6,351	$1.02	to	$0.90	$6,166	2.53%	0.55%	to	1.85%	(14.85%)		to	(15.95%)
2021	5,837	$1.19	to	$1.07	$6,676	1.73%	0.55%	to	1.85%	(1.91%)		to	(3.17%)
2020	4,922	$1.22	to	$1.10	$5,772	1.99%	0.55%	to	1.85%	7.94%		to	6.56%
Put VT Global Hlth Care, Cl IB
2024	456	$5.26	to	$1.09	$1,300	0.47%	0.55%	to	1.55%	0.87%		to	(0.16%)
2023	390	$5.21	to	$1.09	$1,336	0.29%	0.55%	to	1.55%	8.53%		to	7.47%
2022	291	$4.80	to	$1.01	$1,191	0.41%	0.55%	to	1.55%	(5.20%)		to	2.06	%(7)
2021	291	$5.07	to	$5.14	$1,331	1.09%	0.55%	to	1.20%	18.74%		to	17.98%
2020	313	$4.27	to	$4.36	$1,215	0.49%	0.55%	to	1.20%	15.65%		to	14.89%
Put VT Intl Eq, Cl IB
2024	171	$2.17	to	$2.61	$389	2.26%	0.55%	to	1.20%	2.41%		to	1.74%
2023	201	$2.12	to	$2.56	$448	0.04%	0.55%	to	1.20%	17.86%		to	17.10%
2022	205	$1.80	to	$2.19	$389	1.63%	0.55%	to	1.20%	(15.23%)		to	(15.79%)
2021	264	$2.12	to	$2.60	$592	1.16%	0.55%	to	1.20%	8.23%		to	7.52%
2020	270	$1.96	to	$2.42	$560	1.58%	0.55%	to	1.20%	11.48%		to	10.76%
Put VT Intl Val, Cl IB
2024	109	$1.25	to	$1.22	$136	1.95%	0.65%	to	1.55%	4.52%		to	3.59%
2023	25	$1.20	to	$1.18	$31	1.17%	0.65%	to	1.55%	17.91%		to	16.87%
2022	12	$1.02	to	$1.01	$13	—	0.65%	to	1.55%	1.80	%(7)	to	1.19	%(7)
Put VT Lg Cap Val, Cl IB
2024	920	$1.37	to	$1.34	$1,248	0.87%	0.65%	to	1.55%	18.36%		to	17.29%
2023	519	$1.16	to	$1.14	$598	1.60%	0.65%	to	1.55%	14.91%		to	13.90%
2022	86	$1.01	to	$1.00	$89	—	0.65%	to	1.55%	0.54	%(7)	to	(0.06	%)(7)
Put VT Sus Fut, Cl IB
2024	18	$1.28	to	$1.25	$24	—	0.65%	to	1.55%	14.14%		to	13.11%
2023	9	$1.12	to	$1.10	$12	—	0.65%	to	1.55%	27.69%		to	26.55%
2022	7	$0.88	to	$0.87	$8	—	0.65%	to	1.55%	(12.79	%)(7)	to	(13.31	%)(7)
Put VT Sus Leaders, Cl IA
2024	1,052	$7.08	to	$7.08	$7,499	0.38%	1.25%	to	1.25%	21.79%		to	21.79%
2023	1,143	$5.81	to	$5.81	$6,690	0.75%	1.25%	to	1.25%	24.85%		to	24.85%
2022	1,302	$4.66	to	$4.66	$6,061	0.83%	1.25%	to	1.25%	(23.68%)		to	(23.68%)
2021	1,365	$6.10	to	$6.10	$8,337	0.34%	1.25%	to	1.25%	22.30%		to	22.30%
2020	1,518	$4.99	to	$4.99	$7,581	0.63%	1.25%	to	1.25%	27.46%		to	27.46%
Put VT Sus Leaders, Cl IB
2024	125	$6.38	to	$1.39	$743	0.20%	0.55%	to	1.55%	22.34%		to	21.12%
2023	190	$5.22	to	$1.15	$930	0.52%	0.55%	to	1.55%	25.42%		to	24.17%
2022	211	$4.16	to	$0.93	$828	0.55%	0.55%	to	1.55%	(23.33%)		to	(7.80	%)(7)
2021	212	$5.43	to	$5.04	$1,112	0.14%	0.55%	to	1.20%	22.85%		to	22.06%
2020	257	$4.42	to	$4.13	$1,101	0.41%	0.55%	to	1.20%	28.19%		to	27.36%
Royce Micro-Cap, Invest Cl
2024	62	$5.78	to	$5.51	$346	—	0.75%	to	0.95%	12.82%		to	12.59%
2023	65	$5.12	to	$4.89	$319	—	0.75%	to	0.95%	17.90%		to	17.66%
2022	68	$4.34	to	$4.16	$286	—	0.75%	to	0.95%	(23.01%)		to	(23.17%)
2021	69	$5.64	to	$5.41	$377	—	0.75%	to	0.95%	29.01%		to	28.75%
2020	73	$4.37	to	$4.20	$309	—	0.75%	to	0.95%	22.87%		to	22.62%
Temp Global Bond, Cl 2
2024	1,535	$0.77	to	$0.66	$1,108	—	0.55%	to	1.85%	(11.86%)		to	(13.01%)
2023	1,569	$0.87	to	$0.76	$1,290	—	0.55%	to	1.85%	2.32%		to	1.00%
2022	1,593	$0.85	to	$0.75	$1,288	—	0.55%	to	1.85%	(5.47%)		to	(6.69%)
2021	1,817	$0.90	to	$0.80	$1,563	—	0.55%	to	1.85%	(5.51%)		to	(6.74%)
2020	1,739	$0.95	to	$0.86	$1,593	8.65%	0.55%	to	1.85%	(5.79%)		to	(7.02%)

138	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Third Ave VST Third Ave Value
2024	129	$4.00	to	$3.81	$499	2.51%	0.75%	to	0.95%	(3.00%)	to	(3.20%)
2023	134	$4.13	to	$3.94	$535	2.39%	0.75%	to	0.95%	19.91%	to	19.67%
2022	138	$3.44	to	$3.29	$460	1.51%	0.75%	to	0.95%	15.24%	to	15.01%
2021	152	$2.99	to	$2.86	$440	0.69%	0.75%	to	0.95%	21.15%	to	20.91%
2020	170	$2.46	to	$2.37	$408	2.73%	0.75%	to	0.95%	(3.12%)	to	(3.32%)
VanEck VIP Global Gold, Cl S
2024	939	$1.30	to	$1.12	$1,146	3.05%	0.55%	to	1.85%	13.78%	to	12.30%
2023	879	$1.14	to	$0.99	$948	—	0.55%	to	1.85%	9.80%	to	8.39%
2022	919	$1.04	to	$0.92	$912	—	0.55%	to	1.85%	(13.83%)	to	(14.95%)
2021	870	$1.21	to	$1.08	$1,007	12.12%	0.55%	to	1.85%	(14.48%)	to	(15.59%)
2020	824	$1.41	to	$1.28	$1,121	2.77%	0.55%	to	1.85%	37.87%	to	36.09%
VP Aggr, Cl 2
2024	14,846	$2.94	to	$1.91	$40,689	—	0.55%	to	1.85%	12.57%	to	11.11%
2023	15,686	$2.61	to	$1.72	$38,376	—	0.55%	to	1.85%	16.58%	to	15.08%
2022	16,718	$2.24	to	$1.50	$35,279	—	0.55%	to	1.85%	(18.63%)	to	(19.68%)
2021	16,955	$2.75	to	$1.86	$44,160	—	0.55%	to	1.85%	15.12%	to	13.64%
2020	18,239	$2.39	to	$1.64	$41,514	—	0.55%	to	1.85%	14.36%	to	12.88%
VP Aggr, Cl 4
2024	13,177	$2.94	to	$2.57	$36,645	—	0.55%	to	1.45%	12.59%	to	11.58%
2023	14,522	$2.61	to	$2.31	$36,000	—	0.55%	to	1.45%	16.55%	to	15.51%
2022	15,642	$2.24	to	$2.00	$33,390	—	0.55%	to	1.45%	(18.64%)	to	(19.36%)
2021	18,122	$2.75	to	$2.48	$47,715	—	0.55%	to	1.45%	15.14%	to	14.11%
2020	19,366	$2.39	to	$2.17	$44,453	—	0.55%	to	1.45%	14.33%	to	13.30%
VP Conserv, Cl 2
2024	16,733	$1.48	to	$1.08	$23,059	—	0.55%	to	1.85%	3.85%	to	2.50%
2023	18,854	$1.43	to	$1.06	$25,120	—	0.55%	to	1.85%	7.87%	to	6.48%
2022	21,163	$1.32	to	$0.99	$26,274	—	0.55%	to	1.85%	(16.01%)	to	(17.09%)
2021	22,117	$1.57	to	$1.20	$32,802	—	0.55%	to	1.85%	2.25%	to	0.93%
2020	25,323	$1.54	to	$1.19	$36,941	—	0.55%	to	1.85%	8.70%	to	7.30%
VP Conserv, Cl 4
2024	14,260	$1.48	to	$1.30	$19,724	—	0.55%	to	1.45%	3.91%	to	2.98%
2023	15,567	$1.43	to	$1.26	$20,855	—	0.55%	to	1.45%	7.80%	to	6.84%
2022	17,532	$1.32	to	$1.18	$21,890	—	0.55%	to	1.45%	(15.96%)	to	(16.71%)
2021	16,983	$1.57	to	$1.42	$25,375	—	0.55%	to	1.45%	2.25%	to	1.34%
2020	20,061	$1.54	to	$1.40	$29,429	—	0.55%	to	1.45%	8.64%	to	7.66%
VP Man Risk, Cl 2
2024	7,274	$1.33	to	$1.21	$9,351	—	0.55%	to	1.85%	8.81%	to	7.40%
2023	7,809	$1.22	to	$1.12	$9,266	—	0.55%	to	1.85%	11.64%	to	10.20%
2022	8,136	$1.09	to	$1.02	$8,685	—	0.55%	to	1.85%	(17.84%)	to	(18.90%)
2021	8,335	$1.33	to	$1.26	$10,877	—	0.55%	to	1.85%	10.12%	to	8.69%
2020	8,161	$1.21	to	$1.16	$9,715	—	0.55%	to	1.85%	7.20%	to	5.82%
VP Man Risk US, Cl 2
2024	22,938	$1.51	to	$1.37	$33,562	—	0.55%	to	1.85%	11.09%	to	9.64%
2023	23,790	$1.36	to	$1.25	$31,480	—	0.55%	to	1.85%	13.92%	to	12.45%
2022	24,762	$1.19	to	$1.12	$28,892	—	0.55%	to	1.85%	(17.67%)	to	(18.73%)
2021	25,436	$1.45	to	$1.37	$36,209	—	0.55%	to	1.85%	12.72%	to	11.26%
2020	15,892	$1.29	to	$1.23	$20,146	—	0.55%	to	1.85%	9.19%	to	7.78%
VP Man Vol Conserv, Cl 2
2024	26,351	$1.24	to	$1.07	$31,134	—	0.55%	to	1.85%	3.74%	to	2.39%
2023	34,408	$1.19	to	$1.05	$39,368	—	0.55%	to	1.85%	7.28%	to	5.89%
2022	39,570	$1.11	to	$0.99	$42,398	—	0.55%	to	1.85%	(16.45%)	to	(17.53%)
2021	33,416	$1.33	to	$1.20	$43,039	—	0.55%	to	1.85%	2.06%	to	0.74%
2020	41,732	$1.30	to	$1.19	$52,930	—	0.55%	to	1.85%	7.53%	to	6.14%

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	139

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Man Vol Conserv Gro, Cl 2
2024	55,075	$1.37	to	$1.22	$73,922	—	0.55%	to	1.85%	6.22%	to	4.83%
2023	59,027	$1.29	to	$1.16	$74,788	—	0.55%	to	1.85%	9.37%	to	7.97%
2022	69,475	$1.18	to	$1.08	$80,818	—	0.55%	to	1.85%	(17.52%)	to	(18.58%)
2021	78,230	$1.43	to	$1.32	$110,899	—	0.55%	to	1.85%	4.88%	to	3.52%
2020	78,589	$1.37	to	$1.28	$106,710	—	0.55%	to	1.85%	8.55%	to	7.15%
VP Man Vol Gro, Cl 2
2024	342,065	$1.68	to	$1.56	$588,197	—	0.55%	to	1.85%	11.36%	to	9.91%
2023	377,075	$1.51	to	$1.42	$584,260	—	0.55%	to	1.85%	13.96%	to	12.50%
2022	399,972	$1.32	to	$1.27	$545,865	—	0.55%	to	1.85%	(19.87%)	to	(20.91%)
2021	416,960	$1.65	to	$1.60	$713,185	—	0.55%	to	1.85%	11.28%	to	9.84%
2020	421,538	$1.48	to	$1.46	$650,069	—	0.55%	to	1.85%	10.69%	to	9.26%
VP Man Vol Mod Gro, Cl 2
2024	494,610	$1.53	to	$1.39	$798,510	—	0.55%	to	1.85%	8.81%	to	7.39%
2023	558,175	$1.41	to	$1.29	$828,769	—	0.55%	to	1.85%	11.66%	to	10.22%
2022	616,104	$1.26	to	$1.17	$820,314	—	0.55%	to	1.85%	(18.60%)	to	(19.65%)
2021	663,538	$1.55	to	$1.46	$1,089,495	—	0.55%	to	1.85%	8.10%	to	6.71%
2020	690,902	$1.43	to	$1.37	$1,053,891	—	0.55%	to	1.85%	9.77%	to	8.35%
VP Mod, Cl 2
2024	205,566	$2.15	to	$1.46	$412,750	—	0.55%	to	1.85%	8.12%	to	6.72%
2023	219,564	$1.99	to	$1.37	$409,453	—	0.55%	to	1.85%	12.34%	to	10.90%
2022	236,316	$1.77	to	$1.23	$394,023	—	0.55%	to	1.85%	(17.06%)	to	(18.14%)
2021	248,772	$2.13	to	$1.51	$502,487	—	0.55%	to	1.85%	8.41%	to	7.01%
2020	257,626	$1.97	to	$1.41	$482,331	—	0.55%	to	1.85%	12.25%	to	10.80%
VP Mod, Cl 4
2024	149,082	$2.15	to	$1.89	$302,511	—	0.55%	to	1.45%	8.11%	to	7.14%
2023	170,269	$1.99	to	$1.76	$320,952	—	0.55%	to	1.45%	12.32%	to	11.32%
2022	191,236	$1.77	to	$1.58	$322,209	—	0.55%	to	1.45%	(17.04%)	to	(17.78%)
2021	212,114	$2.14	to	$1.92	$432,673	—	0.55%	to	1.45%	8.45%	to	7.47%
2020	241,282	$1.97	to	$1.79	$455,609	—	0.55%	to	1.45%	12.17%	to	11.17%
VP Mod Aggr, Cl 2
2024	65,233	$2.51	to	$1.67	$153,249	—	0.55%	to	1.85%	10.39%	to	8.95%
2023	70,068	$2.28	to	$1.53	$149,960	—	0.55%	to	1.85%	14.31%	to	12.83%
2022	74,605	$1.99	to	$1.36	$140,345	—	0.55%	to	1.85%	(18.04%)	to	(19.10%)
2021	82,152	$2.43	to	$1.68	$189,530	—	0.55%	to	1.85%	11.69%	to	10.25%
2020	91,524	$2.18	to	$1.52	$190,173	—	0.55%	to	1.85%	13.41%	to	11.94%
VP Mod Aggr, Cl 4
2024	35,191	$2.52	to	$2.20	$83,665	—	0.55%	to	1.45%	10.37%	to	9.37%
2023	42,045	$2.28	to	$2.02	$90,878	—	0.55%	to	1.45%	14.28%	to	13.26%
2022	48,592	$2.00	to	$1.78	$92,293	—	0.55%	to	1.45%	(18.02%)	to	(18.75%)
2021	54,164	$2.43	to	$2.19	$125,938	—	0.55%	to	1.45%	11.72%	to	10.72%
2020	63,210	$2.18	to	$1.98	$132,160	—	0.55%	to	1.45%	13.39%	to	12.37%
VP Mod Conserv, Cl 2
2024	35,895	$1.78	to	$1.25	$59,422	—	0.55%	to	1.85%	5.82%	to	4.45%
2023	41,353	$1.68	to	$1.20	$64,998	—	0.55%	to	1.85%	9.90%	to	8.48%
2022	45,491	$1.53	to	$1.11	$65,321	—	0.55%	to	1.85%	(16.55%)	to	(17.62%)
2021	52,311	$1.83	to	$1.34	$90,527	—	0.55%	to	1.85%	5.16%	to	3.80%
2020	57,730	$1.74	to	$1.29	$95,549	—	0.55%	to	1.85%	10.40%	to	8.97%
VP Mod Conserv, Cl 4
2024	28,574	$1.78	to	$1.56	$47,807	—	0.55%	to	1.45%	5.81%	to	4.86%
2023	33,387	$1.68	to	$1.49	$53,039	—	0.55%	to	1.45%	9.88%	to	8.90%
2022	39,603	$1.53	to	$1.36	$57,450	—	0.55%	to	1.45%	(16.56%)	to	(17.31%)
2021	45,021	$1.83	to	$1.65	$78,614	—	0.55%	to	1.45%	5.21%	to	4.26%
2020	51,624	$1.74	to	$1.58	$86,036	—	0.55%	to	1.45%	10.38%	to	9.39%

140	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Ptnrs Core Bond, Cl 2
2024	1,358	$1.02	to	$0.94	$1,536	3.42%	0.65%	to	1.85%	1.35%		to	0.14%
2023	1,280	$1.00	to	$0.94	$1,434	2.57%	0.65%	to	1.85%	5.37%		to	4.12%
2022	1,129	$0.95	to	$0.90	$1,204	1.48%	0.65%	to	1.85%	(4.38	%)(7)	to	(15.18%)
2021	880	$1.28	to	$1.06	$1,093	1.20%	0.85%	to	1.85%	(2.25%)		to	(3.23%)
2020	722	$1.31	to	$1.09	$914	1.88%	0.85%	to	1.85%	7.05%		to	5.98%
VP Ptnrs Core Eq, Cl 2
2024	324	$1.43	to	$2.97	$903	—	0.65%	to	1.85%	22.30%		to	20.83%
2023	316	$1.17	to	$2.46	$683	—	0.65%	to	1.85%	23.63%		to	22.16%
2022	273	$0.95	to	$2.01	$403	—	0.65%	to	1.85%	(5.67	%)(7)	to	(19.06%)
2021	81	$3.73	to	$2.48	$291	—	0.85%	to	1.85%	28.09%		to	26.81%
2020	88	$2.91	to	$1.96	$246	—	0.85%	to	1.85%	15.74%		to	14.59%
VP Ptnrs Core Eq, Cl 3
2024	317	$4.16	to	$3.62	$1,240	—	0.55%	to	1.45%	22.58%		to	21.48%
2023	377	$3.39	to	$2.98	$1,209	—	0.55%	to	1.45%	23.87%		to	22.76%
2022	474	$2.74	to	$2.43	$1,231	—	0.55%	to	1.45%	(17.89%)		to	(18.62%)
2021	530	$3.33	to	$2.98	$1,686	—	0.55%	to	1.45%	28.63%		to	27.48%
2020	640	$2.59	to	$2.34	$1,593	—	0.55%	to	1.45%	16.20%		to	15.16%
VP Ptnrs Intl Core Eq, Cl 2
2024	1,056	$1.16	to	$1.24	$1,802	0.97%	0.65%	to	1.85%	4.89%		to	3.63%
2023	777	$1.11	to	$1.19	$1,290	1.07%	0.65%	to	1.85%	16.59%		to	15.20%
2022	623	$0.95	to	$1.04	$893	1.69%	0.65%	to	1.85%	(4.64	%)(7)	to	(21.11%)
2021	450	$1.84	to	$1.31	$811	1.56%	0.85%	to	1.85%	12.22%		to	11.10%
2020	242	$1.64	to	$1.18	$389	0.20%	0.85%	to	1.85%	10.02%		to	8.92%
VP Ptnrs Intl Gro, Cl 2
2024	1,358	$1.03	to	$1.24	$2,322	0.45%	0.65%	to	1.85%	(2.06%)		to	(3.22%)
2023	1,305	$1.06	to	$1.28	$2,302	0.24%	0.65%	to	1.85%	13.72%		to	12.36%
2022	1,292	$0.93	to	$1.14	$2,010	—	0.65%	to	1.85%	(6.74	%)(7)	to	(28.21%)
2021	1,278	$2.21	to	$1.59	$2,746	—	0.85%	to	1.85%	9.40%		to	8.31%
2020	1,007	$2.02	to	$1.47	$1,985	0.09%	0.85%	to	1.85%	21.26%		to	20.05%
VP Ptnrs Intl Val, Cl 2
2024	1,013	$1.18	to	$1.17	$1,432	2.69%	0.65%	to	1.85%	3.63%		to	2.38%
2023	1,245	$1.14	to	$1.14	$1,703	1.91%	0.65%	to	1.85%	16.21%		to	14.83%
2022	1,270	$0.98	to	$0.99	$1,500	2.10%	0.65%	to	1.85%	(1.67	%)(7)	to	(13.37%)
2021	1,093	$1.39	to	$1.15	$1,479	1.97%	0.85%	to	1.85%	10.69%		to	9.60%
2020	846	$1.26	to	$1.05	$1,041	0.74%	0.85%	to	1.85%	(4.95%)		to	(5.89%)
VP Ptnrs Sm Cap Gro, Cl 2
2024	565	$1.16	to	$1.85	$1,781	—	0.65%	to	1.85%	17.93%		to	16.52%
2023	643	$0.98	to	$1.59	$1,723	—	0.65%	to	1.85%	6.24%		to	4.98%
2022	565	$0.92	to	$1.52	$1,424	—	0.65%	to	1.85%	(9.37	%)(7)	to	(30.43%)
2021	453	$3.71	to	$2.18	$1,623	—	0.85%	to	1.85%	7.11%		to	6.04%
2020	475	$3.46	to	$2.05	$1,591	—	0.85%	to	1.85%	37.26%		to	35.90%
VP Ptnrs Sm Cap Val, Cl 2
2024	339	$1.14	to	$1.65	$896	—	0.65%	to	1.85%	7.00%		to	5.72%
2023	388	$1.06	to	$1.56	$960	—	0.65%	to	1.85%	10.37%		to	9.05%
2022	333	$0.96	to	$1.43	$749	—	0.65%	to	1.85%	(4.24	%)(7)	to	(14.75%)
2021	285	$2.68	to	$1.68	$742	—	0.85%	to	1.85%	22.71%		to	21.49%
2020	335	$2.19	to	$1.39	$715	—	0.85%	to	1.85%	3.11%		to	2.08%
VP Ptnrs Sm Cap Val, Cl 3
2024	617	$3.35	to	$2.49	$2,511	—	0.55%	to	1.45%	7.23%		to	6.27%
2023	694	$3.12	to	$2.34	$2,670	—	0.55%	to	1.45%	10.65%		to	9.66%
2022	751	$2.82	to	$2.13	$2,611	—	0.55%	to	1.45%	(13.54%)		to	(14.31%)
2021	839	$3.27	to	$2.49	$3,393	—	0.55%	to	1.45%	23.21%		to	22.10%
2020	1,062	$2.65	to	$2.04	$3,483	—	0.55%	to	1.45%	3.55%		to	2.62%

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	141

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP US Flex Conserv Gro, Cl 2
2024	18,891	$1.29	to	$1.25	$25,204	—	0.55%	to	1.85%	8.81%	to	7.40%
2023	19,422	$1.18	to	$1.16	$23,909	—	0.55%	to	1.85%	10.61%	to	9.19%
2022	20,016	$1.07	to	$1.07	$22,382	—	0.55%	to	1.85%	(17.19%)	to	(18.26%)
2021	22,654	$1.29	to	$1.30	$30,735	—	0.55%	to	1.85%	6.91%	to	5.53%
2020	27,322	$1.21	to	$1.24	$34,878	—	0.55%	to	1.85%	5.29%	to	3.93%
VP US Flex Gro, Cl 2
2024	152,313	$1.59	to	$1.64	$267,540	—	0.55%	to	1.85%	16.50%	to	14.99%
2023	160,487	$1.37	to	$1.43	$243,009	—	0.55%	to	1.85%	16.16%	to	14.66%
2022	165,012	$1.18	to	$1.24	$216,056	—	0.55%	to	1.85%	(19.17%)	to	(20.22%)
2021	164,863	$1.45	to	$1.56	$268,291	—	0.55%	to	1.85%	14.87%	to	13.38%
2020	150,582	$1.27	to	$1.37	$214,263	—	0.55%	to	1.85%	4.23%	to	2.88%
VP US Flex Mod Gro, Cl 2
2024	91,752	$1.44	to	$1.44	$141,195	—	0.55%	to	1.85%	12.57%	to	11.11%
2023	99,118	$1.28	to	$1.29	$136,107	—	0.55%	to	1.85%	13.24%	to	11.79%
2022	100,110	$1.13	to	$1.16	$121,920	—	0.55%	to	1.85%	(17.99%)	to	(19.04%)
2021	100,979	$1.38	to	$1.43	$150,643	—	0.55%	to	1.85%	10.86%	to	9.43%
2020	95,376	$1.24	to	$1.31	$128,964	—	0.55%	to	1.85%	4.95%	to	3.60%
Wanger Acorn
2024	1,450	$4.42	to	$1.24	$8,151	—	0.55%	to	1.55%	13.55%	to	12.41%
2023	1,691	$3.90	to	$1.10	$8,406	—	0.55%	to	1.55%	21.07%	to	19.87%
2022	1,848	$3.22	to	$0.92	$7,660	—	0.55%	to	1.55%	(33.83%)	to	(9.83	%)(7)
2021	1,997	$4.86	to	$3.85	$12,517	0.73%	0.55%	to	1.45%	8.30%	to	7.33%
2020	2,291	$4.49	to	$3.58	$13,240	—	0.55%	to	1.45%	23.55%	to	22.44%
Wanger Intl
2024	1,641	$3.16	to	$0.93	$4,367	1.36%	0.55%	to	1.55%	(8.75%)	to	(9.67%)
2023	1,883	$3.46	to	$1.03	$5,634	0.32%	0.55%	to	1.55%	16.32%	to	15.16%
2022	2,053	$2.97	to	$0.90	$5,273	0.92%	0.55%	to	1.55%	(34.21%)	to	(9.03	%)(7)
2021	2,201	$4.52	to	$2.71	$8,547	0.55%	0.55%	to	1.45%	18.16%	to	17.10%
2020	2,450	$3.83	to	$2.31	$8,060	2.05%	0.55%	to	1.45%	13.74%	to	12.72%
WA Var Global Hi Yd Bond, Cl II
2024	427	$1.32	to	$1.14	$532	6.15%	0.55%	to	1.85%	6.11%	to	4.73%
2023	447	$1.25	to	$1.09	$530	4.96%	0.55%	to	1.85%	9.36%	to	7.94%
2022	519	$1.14	to	$1.01	$565	5.65%	0.55%	to	1.85%	(14.34%)	to	(15.44%)
2021	651	$1.33	to	$1.19	$830	4.24%	0.55%	to	1.85%	0.49%	to	(0.81%)
2020	538	$1.33	to	$1.20	$684	3.81%	0.55%	to	1.85%	6.54%	to	5.15%

(1)	The accumulation unit values and total returns are presented as a range of values based on the variable annuity contracts with the lowest and highest expense ratios.
(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.

(3)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(4)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of values based on the subaccounts representing the lowest and highest expense ratios, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.

(5)	New subaccount operations commenced on April 24, 2020.
(6)	New subaccount operations commenced on May 3, 2021.
(7)	New subaccount operations commenced on May 2, 2022.
(8)	New subaccount operations commenced on April 28, 2023.
(9)	New subaccount operations commenced on April 26, 2024.

142	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

REPORT OF INDEPENDENT AUDITORS

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK

Opinion

We have audited the accompanying financial statements of RiverSource Life Insurance Co. of New York (the “Company”), which comprise the balance sheets as of December 31, 2024 and 2023, and the related statements of income, of comprehensive income, of shareholder’s equity and of cash flows for each of the three years in the period ended December 31, 2024, including the related notes (collectively referred to as the “financial statements”).

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2024 in accordance with accounting principles generally accepted in the United States of America.

Basis for Opinion

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting principles generally accepted in the United States of America, and for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/ PricewaterhouseCoopers LLP

Minneapolis, Minnesota

April 23, 2025

RiverSource Life Insurance Co. of New York

BALANCE SHEETS

(in thousands, except share amounts)

December 31,	2024	2023
Assets
Investments:
Available-for-Sale:
Fixed maturities, at fair value (amortized cost: 2024, $1,545,537; 2023, $1,680,232; allowance for credit losses: 2024, nil; 2023, $365)	$1,420,630	$1,585,541
Mortgage loans, at amortized cost (allowance for credit losses: 2024, $424; 2023, $554)	130,826	144,910
Policy loans	60,538	53,615
Other investments	638	597
Total investments	1,612,632	1,784,663
Cash and cash equivalents	145,878	80,082
Market risk benefits	147,075	94,641
Reinsurance recoverables (allowance for credit losses: 2024, $3,300; 2023, $3,800)	195,919	205,915
Receivables	10,340	7,863
Accrued investment income	14,363	15,376
Deferred acquisition costs	161,696	166,933
Other assets	189,005	160,302
Separate account assets	4,634,856	4,515,324
Total assets	$7,111,764	$7,031,099

Liabilities and Shareholder’s Equity
Liabilities:
Policyholder account balances, future policy benefits and claims	$1,843,572	$1,916,999
Market risk benefits	26,470	47,166
Other liabilities	175,985	127,513
Separate account liabilities	4,634,856	4,515,324
Total liabilities	6,680,883	6,607,002
Shareholder’s Equity:
Common stock, $10 par value; 200,000 shares authorized, issued and outstanding	2,000	2,000
Additional paid-in capital	106,926	106,926
Retained earnings	428,525	405,131
Accumulated other comprehensive income (loss), net of tax	(106,570)	(89,960)
Total shareholder’s equity	430,881	424,097
Total liabilities and shareholder’s equity	$7,111,764	$7,031,099

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF INCOME

(in thousands)

Years Ended December 31,	2024	2023	2022
Revenues
Premiums	$27,135	$21,413	$16,693
Net investment income	82,817	84,585	72,209
Policy and contract charges	125,670	123,750	125,296
Other revenues	23,564	22,102	23,617
Net realized investment gains (losses)	(419)	187	(3,452)
Total revenues	258,767	252,037	234,363

Benefits and Expenses
Benefits, claims, losses and settlement expenses	51,316	48,540	37,994
Interest credited to fixed accounts	49,396	51,609	51,588
Remeasurement (gains) losses of future policy benefit reserves	(8,588)	2,003	2,225
Change in fair value of market risk benefits	26,843	45,118	40,393
Amortization of deferred acquisition costs	14,146	14,822	15,529
Other insurance and operating expenses	36,697	35,823	34,835
Total benefits and expenses	169,810	197,915	182,564
Pretax income (loss)	88,957	54,122	51,799
Income tax provision (benefit)	15,563	7,555	7,380
Net income	$73,394	$46,567	$44,419

See Notes to Financial Statements.

STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)

Years Ended December 31,	2024	2023	2022

Net income	$73,394	$46,567	$44,419
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on securities	(23,676)	41,675	(213,461)
Effect of changes in discount rate assumptions on certain long-duration contracts	9,241	(6,125)	61,911
Effect of changes in instrument-specific credit risk on market risk benefits	(2,175)	(2,950)	18,837
Total other comprehensive income (loss), net of tax	(16,610)	32,600	(132,713)
Total comprehensive income (loss)	$56,784	$79,167	$(88,294)

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF SHAREHOLDER’S EQUITY

(in thousands)

	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total
Balances at January 1, 2022	$2,000	$106,926	$427,145	$10,153	$546,224
Net income	—	—	44,419	—	44,419
Other comprehensive loss, net of tax	—	—	—	(132,713)	(132,713)
Cash dividend to RiverSource Life Insurance Company	—	—	(63,000)	—	(63,000)
Balances at December 31, 2022	2,000	106,926	408,564	(122,560)	394,930
Net income	—	—	46,567	—	46,567
Other comprehensive income, net of tax	—	—	—	32,600	32,600
Cash dividend to RiverSource Life Insurance Company	—	—	(50,000)	—	(50,000)
Balances at December 31, 2023	2,000	106,926	405,131	(89,960)	424,097
Net income	—	—	73,394	—	73,394
Other comprehensive loss, net of tax	—	—	—	(16,610)	(16,610)
Cash dividend to RiverSource Life Insurance Company	—	—	(50,000)	—	(50,000)
Balances at December 31, 2024	$2,000	$106,926	$428,525	$(106,570)	$430,881

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF CASH FLOWS

(in thousands)

Years Ended December 31,	2024	2023	2022
Cash Flows from Operating Activities
Net income	$73,394	$46,567	$44,419
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation, amortization and accretion, net	1,412	2,049	2,971
Deferred income tax (benefit) expense	14,880	(1,519)	(4,674)
Contractholder and policyholder charges, non-cash	(27,735)	(27,744)	(27,193)
(Gain) loss from equity method investments	(62)	(72)	96
Net realized investment (gains) losses	914	431	1,918
Impairments and provision for loan losses	(495)	(618)	1,534
Changes in operating assets and liabilities:
Deferred acquisition costs	5,237	7,105	6,074
Policyholder account balances, future policy benefits and claims, and market risk benefits, net	(77,148)	(42,580)	(46,805)
Derivatives, net of collateral	1,897	(36,844)	(136,006)
Reinsurance recoverables	349	(4,765)	(9,928)
Receivables	(2,277)	553	5,261
Accrued investment income	1,013	(654)	(1,282)
Current income tax, net	(1,753)	(3,253)	3,339
Other, net	9,397	4,121	3,254
Net cash provided by (used in) operating activities	(977)	(57,223)	(157,022)

Cash Flows from Investing Activities
Available-for-Sale securities:
Proceeds from sales	4,609	902	152,436
Maturities, sinking fund payments and calls	127,776	115,763	229,741
Purchases	(216)	(120,653)	(356,097)
Proceeds from maturities and repayments of mortgage loans	17,214	15,195	12,845
Funding of mortgage loans	(3,000)	(2,626)	(14,299)
Proceeds from sales of other investments	21	22	—
Purchase of other investments	—	—	(131)
Change in policy loans, net	(6,923)	(2,824)	1,277
Net cash provided by (used in) investing activities	139,481	5,779	25,772

Cash Flows from Financing Activities
Policyholder account balances:
Deposits and other additions	111,071	105,284	92,918
Net transfers from (to) separate accounts	(11,509)	(5,907)	(3,275)
Surrenders and other benefits	(122,035)	(132,933)	(90,640)
Proceeds from line of credit with Ameriprise Financial, Inc.	2,600	—	—
Payments on line of credit with Ameriprise Financial, Inc.	(2,600)	—	—
Cash received for purchased options with deferred premiums	—	10,823	30,753
Cash paid for purchased options with deferred premiums	(235)	(501)	(983)
Cash dividends to RiverSource Life Insurance Company	(50,000)	(50,000)	(63,000)
Net cash provided by (used in) financing activities	(72,708)	(73,234)	(34,227)
Net increase (decrease) in cash and cash equivalents	65,796	(124,678)	(165,477)
Cash and cash equivalents at beginning of period	80,082	204,760	370,237
Cash and cash equivalents at end of period	$145,878	$80,082	$204,760
Supplemental Disclosures:
Income taxes paid (received), net	$2,435	$12,777	$10,115

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

NOTES TO FINANCIAL STATEMENTS

1. NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Co. of New York (the “Company”) is a stock life insurance company which is domiciled and holds a Certificate of Authority in the State of New York. The Company is a wholly owned subsidiary of RiverSource Life Insurance Company (“RiverSource Life”), which is domiciled in Minnesota. RiverSource Life is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”). The Company issues insurance and annuity products to customers in the State of New York.

The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which vary in certain respects from reporting practices prescribed or permitted by the New York State Department of Financial Services (“New York Department”) (the Company’s primary regulator) as described in Note 14.

The Company evaluated events or transactions that occurred after the balance sheet date for potential recognition or disclosure through April 23, 2025, the date the financial statements were issued. No subsequent events or transactions requiring recognition or disclosure were identified.

The Company’s operations constitute a single operating segment, and therefore a single reportable segment, as the chief operating decision maker (“CODM”) manages the business activities using information of the Company as a whole. As its CODM, the Company’s Chairman, President and Chief Executive Officer utilizes the Statements of Income and its net income metric to allocate resources and assess performance of the Company. The accounting policies used to measure the profit and loss of the segment are the same as those described in Note 2.

The Company’s principal products are variable annuities, universal life (“UL”) insurance, including indexed universal life (“IUL”) and variable universal life (“VUL”) insurance, which are issued primarily to individuals. Waiver of premium and accidental death benefit riders are generally available with UL products, in addition to other benefit riders. Variable annuity contract purchasers can choose to add an optional guaranteed minimum death benefit (“GMDB”) rider to their contract.

The Company also offers payout annuities, term life insurance and disability income (“DI”) insurance.

The Company’s business is sold through the advisor network of Ameriprise Financial Services, LLC (“AFS”), a subsidiary of Ameriprise Financial. RiverSource Distributors, Inc., a subsidiary of Ameriprise Financial, serves as the principal underwriter and distributor of variable annuity and life insurance products issued by the Company.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Amounts Based on Estimates and Assumptions

Accounting estimates are an integral part of the financial statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and the recognition of credit losses or impairments, valuation of derivative instruments, litigation reserves, future policy benefits, market risk benefits, and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

Investments

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (loss) (“AOCI”), net of impacts to benefit reserves, reinsurance recoverables and income taxes. Gains and losses are recognized on a trade date basis in the Statements of Income upon disposition of the securities.

Available-for-Sale securities are impaired when the fair value of an investment is less than its amortized cost. When an Available-for-Sale security is impaired, the Company first assesses whether or not: (i) it has the intent to sell the security (i.e., made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. If either of these conditions exist, the Company recognizes an impairment by reducing the book value of the security for the difference between the investment’s amortized cost and its fair value with a corresponding charge to earnings. Subsequent increases in the fair value of Available-for-Sale securities that occur in periods after a write-down has occurred are recorded as unrealized gains in other comprehensive income (loss) (“OCI”), while subsequent decreases in fair value would continue to be recorded as reductions of book value with a charge to earnings.

For securities that do not meet the above criteria, the Company determines whether the decrease in fair value is due to a credit loss or due to other factors. The amount of impairment due to credit-related factors, if any, is recognized as an allowance for credit losses with a related charge to Net realized investment gains (losses). The allowance for credit losses is limited to the amount by which the security’s amortized cost basis exceeds its fair value. The amount of the impairment related to other factors is recognized in OCI.

RiverSource Life Insurance Co. of New York

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are due to credit-related factors include: (i) the extent to which the market value is below amortized cost; (ii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iii) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors.

If through subsequent evaluation there is a sustained increase in cash flows expected, both the allowance and related charge to earnings may be reversed to reflect the increase in expected principal and interest payments.

In order to determine the amount of the credit loss component for corporate debt securities, a best estimate of the present value of cash flows expected to be collected discounted at the security’s effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company’s position in the debtor’s overall capital structure. When assessing potential credit-related impairments for structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities and asset backed securities), the Company also considers credit-related factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections.

Management has elected to exclude accrued interest in its measurement of the allowance for credit losses for Available-for-Sale securities. Accrued interest on Available-for-Sale securities is recorded as earned in Accrued investment income. Available-for-Sale securities are generally placed on nonaccrual status when the accrued balance becomes 90 days past due or earlier based on management’s evaluation of the facts and circumstances of each security under review. All previously accrued interest is reversed through Net investment income.

The Company invests in structured investments which are considered variable interest entities (“VIEs”) for which it is not the sponsor. These structured investments typically invest in fixed income instruments and are managed by third parties and include asset backed securities and commercial and residential mortgage backed securities. The Company classifies these investments as Available-for-Sale securities. The Company has determined that it is not the primary beneficiary of these structures due to the size of the Company’s investment in the entities and position in the capital structure of these entities. The Company’s maximum exposure to loss as a result of its investment in these structured investments is limited to its amortized cost. The Company has no obligation to provide financial or other support to the structured investments beyond its investment nor has the Company provided any support to the structured investments. See Note 5 for additional information on these structured investments.

Financing Receivables

Financing receivables are comprised of mortgage loans and policy loans.

Mortgage Loans

Mortgage loans are loans on commercial properties that are originated by the Company and are recorded at amortized cost less the allowance for credit losses.

Interest income is accrued as earned on the unpaid principal balances of the loans. Interest income recognized on mortgage loans is recorded in Net investment income.

Policy Loans

Policy loans do not exceed the cash surrender value at origination. As there is minimal risk of loss related to policy loans, there is no allowance for credit losses.

Interest income is accrued as earned on the unpaid principal balances of the loans. Interest income recognized on policy loans is recorded in Net investment income.

See Note 6 for additional information on financing receivables.

Allowance for Credit Losses

The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial assets to present the net amount expected to be collected over the asset’s expected life, considering past events, current conditions and reasonable and supportable forecasts of future economic conditions. Estimates of expected credit losses consider both historical charge-off and recovery experience as well as current economic conditions and management’s expectation of future charge-off and recovery levels. Expected losses related to risks other than credit risk are excluded from the allowance for credit losses. The allowance for credit losses is measured and recorded upon initial recognition of the loan, regardless of whether it is originated or purchased.

The allowance for credit losses for mortgage loans utilizes a probability of default and loss severity approach to estimate lifetime expected credit losses. Actual historical default and loss severity data is adjusted for current conditions and reasonable and supportable forecasts of future economic conditions to develop the probability of default and loss severity assumptions that are applied to the amortized cost basis of the loans over the expected life of each portfolio. The allowance for credit losses on

RiverSource Life Insurance Co. of New York

mortgage loans is recorded through provisions charged to Net realized investment gains (losses) and is reduced/increased by net charge-offs/recoveries.

Management determines the adequacy of the allowance for credit losses based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value ratios, and occupancy rates, along with reasonable and supportable forecasts of economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change. While the Company may attribute portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses expected over the life of the loan portfolio.

Nonaccrual Loans

Mortgage loans are placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal unless the remaining principal balance has been determined to be fully collectible. Management has elected to exclude accrued interest in its measurement of the allowance for credit losses for mortgage loans.

Loan Modifications

A loan is modified when the Company makes certain concessionary modifications to contractual terms such as principal forgiveness, interest rate reductions, other-than-insignificant payment delays, and/or term extensions in an attempt to make the loan more affordable to a borrower experiencing financial difficulties. Generally, performance prior to the modification or significant events that coincide with the modification are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the modification or after a performance period. If the borrower’s ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

Charge-off and Foreclosure

Charge-offs are recorded when the Company concludes that all or a portion of the mortgage loan is uncollectible. Factors used by the Company to determine whether all amounts due on mortgage loans will be collected, include but are not limited to, the financial condition of the borrower, performance of the underlying properties, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on property type and geographic location.

If it is determined that foreclosure on a mortgage loan is probable and the fair value is less than the current loan balance, expected credit losses are measured as the difference between the amortized cost basis of the asset and fair value less estimated costs to sell, if applicable. Upon foreclosure, the mortgage loan and related allowance are reversed, and the foreclosed property is recorded as real estate owned within Other assets.

Cash and Cash Equivalents

Cash equivalents include highly liquid investments with original or remaining maturities at the time of purchase of 90 days or less.

Reinsurance

The Company cedes insurance risk to other insurers under reinsurance agreements.

Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums paid for traditional life, long term care (“LTC”) and DI insurance and life contingent payout annuities, net of the change in any prepaid reinsurance asset, are reported as a reduction of Premiums. Reinsurance recoveries are reported as components of Benefits, claims, losses and settlement expenses.

UL and VUL reinsurance premiums are reported as a reduction of Policy and contract charges. In addition, for UL and VUL insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is classified as an asset and amortized based on estimated gross profits (“EGPs”) over the period the reinsurance policies are in force. Changes in the net cost of reinsurance are reflected as a component of Policy and contract charges.

Insurance liabilities are reported before the effects of reinsurance. Policyholder account balances, future policy benefits and claims recoverable under reinsurance contracts are recorded within Reinsurance recoverables, net of the allowance for credit losses. The Company evaluates the financial condition of its reinsurers prior to entering into new reinsurance contracts and on a periodic basis during the contract term. The allowance for credit losses related to reinsurance recoverable is based on applying observable industry data including insurer ratings, default and loss severity data to the Company’s reinsurance recoverable balances. Management evaluates the results of the calculation and considers differences between the industry data and the Company’s data. Such differences include that the Company has no actual history of significant losses and that industry data may contain non-life insurers. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant

RiverSource Life Insurance Co. of New York

change given the long-term nature of these receivables. The allowance for credit losses on reinsurance recoverable is recorded through provisions charged to Benefits, claims, losses and settlement expenses.

The Company also assumes life insurance risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within Policyholder account balances, future policy benefits and claims.

See Note 8 for additional information on reinsurance.

Derivative Instruments and Hedging Activities

Freestanding derivative instruments are recorded at fair value and are reflected in Other assets or Other liabilities. The Company’s policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment.

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also documents its risk management objectives and strategies for entering into the hedge transactions. The Company assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Statements of Income with the corresponding change in the hedged asset or liability.

The equity component of IUL obligations is considered an embedded derivative. Additionally, certain annuities contain guaranteed minimum accumulation benefits (“GMAB”) and guaranteed minimum withdrawal benefits (“GMWB”) provisions accounted for as market risk benefits.

See Note 12 for information regarding the Company’s fair value measurement of derivative instruments and Note 16 for the impact of derivatives on the Statements of Income.

Market Risk Benefits

Market risk benefits are contracts or contract features that both provide protection to the contractholder from other-than-nominal capital market risk and expose the Company to other-than-nominal capital market risk. Market risk benefits include certain contract features on variable annuity products that provide minimum guarantees to contractholders. Guarantees accounted for as market risk benefits include GMDB, guaranteed minimum income benefit (“GMIB”), GMWB and GMAB. If a contract contains multiple market risk benefits, those market risk benefits are bundled together as a single compound market risk benefit.

Market risk benefits are measured at fair value, at the individual contract level, using a non-option-based valuation approach or an option-based valuation approach dependent upon the fee structure of the contract. Changes in fair value are recognized in net income each period with the exception of the portion of the change in fair value due to a change in the instrument-specific credit risk, which is recognized in OCI.

Deferred Acquisition Costs

The Company incurs costs in connection with acquiring new and renewal insurance and annuity businesses. The portion of these costs which are incremental and direct to the acquisition of a new or renewal insurance policy or annuity contract are deferred. Significant costs capitalized include sales based compensation related to the acquisition of new and renewal insurance policies and annuity contracts, medical inspection costs for successful sales, and a portion of employee compensation and benefit costs based upon the amount of time spent on successful sales. Sales based compensation paid to Ameriprise Financial’s advisors and employees and third-party distributors is capitalized. Employee compensation and benefits costs which are capitalized relate primarily to sales efforts, underwriting and processing. All other costs which are not incremental direct costs of acquiring an insurance policy or annuity contract are expensed as incurred. The deferred acquisition costs (“DAC”) associated with insurance policies or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as write-offs. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

The Company monitors other DAC amortization assumptions, such as persistency, mortality, morbidity, and variable annuity benefit utilization each quarter and, when assessed independently, each could impact the Company’s DAC balances. Unamortized DAC is reduced for actual experience in excess of expected experience.

RiverSource Life Insurance Co. of New York

The analysis of DAC balances and the corresponding amortization considers all relevant factors and assumptions described previously. Unless the Company’s management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

DAC is amortized on a constant-level basis for the grouped contracts over the expected contract term to approximate straight-line amortization. Contracts are grouped by contract type and issue year into cohorts consistent with the grouping used in estimating the associated liability for future policy benefits. DAC related to all long-duration product types (except for life contingent payout annuities) is grouped on a calendar-year annual basis for each legal entity. Further disaggregation is reported for any contracts that include an additional liability for death or other insurance benefit. DAC related to life contingent payout annuities is grouped on a calendar-year annual basis for each legal entity for policies issued prior to 2021 and on a quarterly basis for each legal entity thereafter.

DAC related to annuity products (including variable deferred annuities, fixed deferred annuities, and life contingent payout annuities) is amortized based on initial premium. DAC related to life insurance products (including UL insurance, VUL insurance, IUL insurance, term life insurance, and whole life insurance) is amortized based on original specified amount (i.e., face amount). DAC related to DI insurance is amortized based on original monthly benefit.

The accounting contract term for annuity products (except for life contingent payout annuities) is the projected accumulation period. Life contingent payout annuities are amortized over the period which annuity payments are expected to be paid. The accounting contract term for life insurance products is the projected life of the contract. DI insurance is amortized over the projected life of the contract, including the claim paying period.

Deferred Sales Inducement Costs

Deferred sales inducements are contract features that are intended to attract new customers or to persuade existing customers to keep their current policy. Sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized on a constant level basis using the same methodology and assumptions used to amortize DAC. Deferred sales inducement costs (“DSIC”) is recorded in Other assets and amortization of DSIC is recorded in Benefits, claims, losses and settlement expenses.

Separate Account Assets and Liabilities

Separate account assets represent funds held for the benefit of, and Separate account liabilities represent the obligation to, the variable annuity contractholders and variable life insurance policyholders who have a contractual right to receive the benefits of their contract or policy and bear the related investment risk. Gains and losses on separate account assets accrue directly to the contractholder or policyholder and are not reported in the Company’s Statements of Income. Separate account assets are recorded at fair value and Separate account liabilities are equal to the assets recognized.

Policyholder Account Balances, Future Policy Benefits and Claims

The Company establishes reserves to cover the benefits associated with non-traditional and traditional long-duration products. Non-traditional long-duration products include variable annuity contracts, fixed annuity contracts and UL and VUL policies. Traditional long-duration products include term life, whole life, DI and LTC insurance products and life contingent payout annuity products.

Non-Traditional Long-Duration Products

The liabilities for non-traditional long-duration products include fixed account values on variable and fixed annuities and UL and VUL policies, non-life contingent payout annuities, liabilities for guaranteed benefits associated with variable annuities and embedded derivatives for IUL products.

Liabilities for fixed account values on variable and fixed deferred annuities and UL and VUL policies are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges. The liability for non-life contingent payout annuities is recognized as the present value of future payments using the effective yield at inception of the contract.

A portion of the Company’s UL and VUL policies have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. The liability for these future losses is determined at the reporting date by estimating the death benefits in excess of account value and recognizing the excess over the estimated life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 9 for information regarding the liability for contracts with secondary guarantees. Liabilities for IUL products are equal to the accumulation of host contract values, guaranteed benefits, and the fair value of embedded derivatives.

RiverSource Life Insurance Co. of New York

See Note 11 for information regarding variable annuity guarantees.

Embedded Derivatives

The fair value of embedded derivatives related to IUL fluctuate based on equity markets and interest rates and the estimate of the Company’s nonperformance risk and is recorded in Policyholder account balances, future policy benefits and claims. See Note 12 for information regarding the fair value measurement of embedded derivatives.

Traditional Long-Duration Products

The liabilities for traditional long-duration products include cash flows related to unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI, LTC, and life contingent payout annuity policies as claims are incurred in the future. The claim liability (also referred to as disabled life reserve) is presented together as one liability for future policy benefits.

A liability for future policy benefits, which is the present value of estimated future policy benefits to be paid to or on behalf of policyholders and certain related expenses less the present value of estimated future net premiums to be collected from policyholders, is accrued as premium revenue is recognized. Expected insurance benefits are accrued over the life of the contract in proportion to premium revenue recognized (referred to as the net premium approach). The net premium ratio reflects cash flows from contract inception to contract termination (i.e., through the claim paying period) and cannot exceed 100%.

Assumptions utilized in the net premium approach, including mortality, morbidity, and terminations, are reviewed as part of experience studies at least annually or more frequently if suggested by evidence. Expense assumptions and actual expenses are updated within the net premium calculation consistent with other policyholder assumptions.

The updated cash flows used in the calculation are discounted using a forward rate curve. The discount rate represents an upper-medium-grade (i.e., low credit risk) fixed-income instrument yield (i.e., an A rating) that reflects the duration characteristics of the liability. Discount rates are locked in annually, at the end of each year for all products, except life contingent payout annuities, and calculated as the monthly average discount rate curves for the year. For life contingent payout annuities, the discount rates are locked in quarterly at the end of each quarter based on the average of the three months for the quarter.

The liability for future policy benefits will be updated for actual experience at least on an annual basis and concurrent with changes to cash flow assumptions. When net premiums are updated for cash flow changes, the estimated cash flows over the entire life of a group of contracts are updated using historical experience and updated future cash flow assumptions.

The revised net premiums are used to calculate an updated liability for future policy benefits as of the beginning of the reporting period, discounted at the original locked in rate (i.e., contract issuance rate). The updated liability for future policy benefits as of the beginning of the reporting period is then compared with the carrying amount of the liability as of that date prior to updating cash flow assumptions to determine the current period remeasurement gain or loss reflected in current period earnings. The revised net premiums are then applied as of the beginning of the quarter to calculate the benefit expense for the current reporting period.

The difference between the updated carrying amount of the liability for future policy benefits measured using the current discount rate assumption and the original discount rate assumption is recognized in OCI. The interest accretion rate remains the original discount rate used at contract issue date.

If the updating of cash flow assumptions results in the present value of future benefits and expenses exceeding the present value of future gross premiums, a charge to net income is recorded for the current reporting period such that net premiums are set equal to gross premiums. In subsequent periods, the liability for future policy benefits is accrued with net premiums set equal to gross premiums.

Contracts (except for life contingent payout annuities sold subsequent to December 31, 2020) are grouped into cohorts by contract type and issue year, as well as by legal entity and reportable segment. Life contingent payout annuities sold in periods beginning in 2021 are grouped into quarterly cohorts.

See Note 9 for information regarding the liabilities for traditional long-duration products.

Deferred Profit Liability

For limited-payment products, gross premiums received in excess of net premiums are deferred at initial recognition as a deferred profit liability (“DPL”). Gross premiums are measured using assumptions consistent with those used in the measurement of the liability for future policy benefits, including discount rate, mortality, lapses and expenses.

The DPL is amortized and recognized as premium revenue in proportion to expected future benefit payments from annuity contracts. Interest is accreted on the balance of the DPL using the discount rate determined at contract issuance. The Company reviews and updates its estimate of cash flows from the DPL at the same time as the estimates of cash flows for the liability for future policy benefits. When cash flows are updated, the updated estimates are used to recalculate the DPL at contract issuance. The recalculated DPL as of the beginning of the current reporting period is compared to the carrying amount of the DPL as of the beginning of the current reporting period, and any difference is recognized as either a charge or credit to premium revenue.

RiverSource Life Insurance Co. of New York

DPL is recorded in Policyholder account balances, future policy benefits and claims and included as a reconciling item within Note 9.

Unearned Revenue Liability

The Company’s UL and VUL policies require payment of fees or other policyholder assessments in advance for services to be provided in future periods. These charges are deferred as unearned revenue and amortized using the same assumptions and factors used to amortize DAC. The unearned revenue liability is recorded in Other liabilities and the amortization is recorded in Policy and contract charges.

Income Taxes

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The Company’s taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The Company provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded. The controlled group for which the Company is a member is an applicable corporation with regard to the corporate alternative minimum tax (“CAMT”) and is therefore required to compute the CAMT. In accordance with the tax sharing agreement, Ameriprise Financial will be liable for any CAMT liability and expense.

The Company’s provision for income taxes represents the net amount of income taxes that the Company expects to pay or to receive from various taxing jurisdictions in connection with its operations. The Company provides for income taxes based on amounts that the Company believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the financial statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure its ability to realize deferred tax assets and reduce the likelihood of the establishment of a valuation allowance with respect to such assets. See Note 18 for additional information on the Company’s valuation allowance.

Changes in tax rates and tax law are accounted for in the period of enactment. Deferred tax assets and liabilities are adjusted for the effect of a change in tax laws or rates and the effect is included in net income.

Revenue Recognition

Premiums on traditional life, DI and LTC insurance products and life contingent payout annuities are net of reinsurance ceded and are recognized as revenue when due.

Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term. When actual prepayments differ significantly from originally anticipated prepayments, the retrospective effective yield is recalculated to reflect actual payments to date and updated future payment assumptions and a catch-up adjustment is recorded in the current period. In addition, the new effective yield, which reflects anticipated future payments, is used prospectively.

Mortality and expense risk fees are generally calculated as a percentage of the fair value of assets held in separate accounts and recognized when assessed. Variable annuity guaranteed benefit rider charges and cost of insurance charges on UL and VUL insurance and contract charges (net of reinsurance premiums and cost of reinsurance for UL insurance products) and surrender charges on annuities and UL and VUL insurance are recognized as revenue when assessed. These fees and charges are recorded in Policy and contract charges

Realized gains and losses on the sale of securities, other than equity method investments, are recognized using the specific identification method, on a trade date basis.

Fees received under marketing support and distribution services arrangements are recognized as revenue when earned.

See Note 4 for further discussion of accounting policies on revenue from contracts with customers.

RiverSource Life Insurance Co. of New York

3. RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Standards

Segment Reporting — Improvements to Reportable Segment Disclosures

In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-07, Improvements to Reportable Segment Disclosures, updating reportable segment disclosure requirements in accordance with Topic 280, Segment Reporting (“Topic 280”), primarily through enhanced disclosures about significant segment expenses. In addition, the amendments enhance interim disclosure requirements, clarify circumstances in which an entity can disclose multiple segment measures of profit or loss and contain other disclosure requirements. The amendments also expand Topic 280 disclosures to public entities with one reportable segment. The amendments are effective for annual periods beginning after December 15, 2023, and interim periods beginning after December 15, 2024. The Company adopted the standard on January 1, 2024. The adoption of the standard did not have an impact on the Company’s financial condition and results of operations as the standard is disclosure-related only.

Future Adoption of New Accounting Standards

Income Taxes — Improvements to Income Tax Disclosures

In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures, updating the accounting standards related to income tax disclosures, primarily focused on the disaggregation of income taxes paid and the rate reconciliation table. The standard is to be applied prospectively with an option for retrospective application and is effective for annual periods beginning after December 15, 2024, with early adoption permitted. The Company is assessing changes to the income tax-related disclosures resulting from the standard. The adoption of the standard will not have an impact on the Company’s financial condition and results of operations as the standard is disclosure-related only.

Expenses — Disaggregation of Income Statement Expenses

In November 2024, the FASB issued ASU 2024-03, Disaggregation of Income Statement Expenses, requiring public business entities to disclose disaggregated information about certain income statement expense line items. The disaggregated disclosures are required to be in the footnotes to the financial statements on an annual and interim basis. The standard is to be applied prospectively, with an option for retrospective application and is effective for annual periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is assessing changes to footnote disclosures resulting from the standard. The adoption of the standard will not have an impact on the Company’s financial condition and results of operations as the standard is disclosure-related only.

4. REVENUE FROM CONTRACTS WITH CUSTOMERS

The following table presents disaggregated revenue from contracts with customers and a reconciliation to total revenues reported on the Statements of Income:

	Years Ended December 31,
(in thousands)	2024	2023	2022
Policy and contract charges
Affiliated (from Columbia Management Investment Distributors, Inc.)	$9,678	$9,193	$9,762
Unaffiliated	996	850	829
Total	10,674	10,043	10,591
Other revenues
Administrative fees
Affiliated (from Columbia Management Investment Services, Corp.)	2,498	2,317	2,474
Unaffiliated	1,172	1,029	1,019
	3,670	3,346	3,493
Other fees
Affiliated (from Columbia Management Investment Advisers, LLC (“CMIA”) and Columbia Wanger Asset Management, LLC)	19,527	18,482	19,845
Unaffiliated	272	230	232
	19,799	18,712	20,077
Total	23,469	22,058	23,570
Total revenue from contracts with customers	34,143	32,101	34,161
Revenue from other sources(1)	224,624	219,936	200,202
Total revenues	$258,767	$252,037	$234,363

(1)	Amounts primarily consist of revenue associated with insurance and annuity products and investment income from financial instruments.

RiverSource Life Insurance Co. of New York

The following discussion describes the nature, timing, and uncertainty of revenues and cash flows arising from the Company’s contracts with customers.

Policy and Contract Charges

The Company earns revenue for providing distribution-related services to affiliated and unaffiliated mutual funds that are available as underlying investments in its variable annuity and variable life insurance products. The performance obligation is satisfied at the time the mutual fund is distributed. Revenue is recognized over the time the mutual fund is held in the variable product and is generally earned based on a fixed rate applied, as a percentage, to the net asset value of the fund. The revenue is not recognized at the time of sale because it is variably constrained due to factors outside the Company’s control, including market volatility and how long the fund(s) remain in the insurance policy or annuity contract. The revenue will not be recognized until it is probable that a significant reversal will not occur. These fees are accrued and collected on a monthly basis.

Other Revenues

Administrative Fees

The Company earns revenue for providing customer support, contract servicing and administrative services for affiliated and unaffiliated mutual funds that are available as underlying instruments in its variable annuity and variable life insurance products. The transfer agent and administration revenue is earned daily based on a fixed rate applied, as a percentage, to assets under management. These performance obligations are considered a series of distinct services that are substantially the same and are satisfied each day over the contract term. These fees are accrued and collected on a monthly basis.

Other Fees

The Company earns revenue for providing affiliated and unaffiliated partners an opportunity to educate the financial advisors of its affiliate, AFS, that sell the Company’s products as well as product and marketing personnel to support the offer, sale and servicing of funds within the Company’s variable annuity and variable life insurance products. These payments allow the parties to train and support the advisors, explain the features of their products, and distribute marketing and educational materials. The affiliated revenue is earned based on a rate, updated at least annually, which is applied, as a percentage, to the market value of assets invested. The unaffiliated revenue is earned based on a fixed rate applied, as a percentage, to the market value of assets invested. These performance obligations are considered a series of distinct services that are substantially the same and are satisfied each day over the contract term. These fees are accrued and collected on a monthly basis.

Receivables

Receivables for revenue from contracts with customers are recognized when the performance obligation is satisfied and the Company has an unconditional right to the revenue. Receivables related to revenues from contracts with customers were $3.2 million and $2.9 million as of December 31, 2024 and 2023, respectively.

5. INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

	December 31, 2024
Description of Securities (in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Value
Fixed maturities:
Corporate debt securities	$902,842	$14,151	$(75,598)	$—	$841,395
Residential mortgage backed securities	264,471	146	(40,511)	—	224,106
Commercial mortgage backed securities	283,246	—	(25,417)	—	257,829
State and municipal obligations	69,925	3,528	(446)	—	73,007
Asset backed securities	24,305	544	(1,359)	—	23,490
Foreign government bonds and obligations	531	54	—	—	585
U.S. government and agency obligations	217	1	—	—	218
Total	$1,545,537	$18,424	$(143,331)	$—	$1,420,630

RiverSource Life Insurance Co. of New York

	December 31, 2023
Description of Securities (in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Value
Fixed maturities:
Corporate debt securities	$951,360	$25,060	$(54,874)	$(365)	$921,181
Residential mortgage backed securities	290,104	187	(37,468)	—	252,823
Commercial mortgage backed securities	322,845	—	(33,099)	—	289,746
State and municipal obligations	83,146	7,417	(452)	—	90,111
Asset backed securities	31,919	467	(1,648)	—	30,738
Foreign government bonds and obligations	638	84	—	—	722
U.S. government and agency obligations	220	—	—	—	220
Total	$1,680,232	$33,215	$(127,541)	$(365)	$1,585,541

As of December 31, 2024 and 2023, accrued interest of $13.9 million and $14.9 million, respectively, is excluded from the amortized cost basis of Available-for-Sale securities in the tables above and is recorded in Accrued investment income.

As of December 31, 2024 and 2023, fixed maturity securities comprised approximately 88% and 89%, respectively, of the Company’s total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations (“NRSROs”), including Moody’s Investors Service (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings Ltd. (“Fitch”). The Company uses the median of available ratings from Moody’s, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody’s, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. As of December 31, 2024 and 2023, $9.4 million and $15.8 million, respectively, of securities were internally rated by CMIA, an affiliate of the Company, using criteria similar to those used by NRSROs.

A summary of fixed maturity securities by rating was as follows:

	December 31, 2024			December 31, 2023
Ratings (in thousands, except percentages)	Amortized Cost	Fair Value	Percent of Total Fair Value	Amortized Cost	Fair Value	Percent of Total Fair Value
AAA	$295,791	$270,009	19%	$355,286	$319,280	20%
AA	321,502	285,980	20	344,046	315,804	20
A	187,262	181,984	13	175,912	179,826	11
BBB	707,754	651,579	46	762,945	731,081	46
Below investment grade	33,228	31,078	2	42,043	39,550	3
Total fixed maturities	$1,545,537	$1,420,630	100%	$1,680,232	$1,585,541	100%

As of December 31, 2024 and 2023, approximately 74% and 75%, respectively, of securities rated AA were GNMA, FNMA and FHLMC mortgage backed securities. No holdings of any issuer were greater than 10% of the Company’s total shareholder’s equity as of both December 31, 2024 and 2023.

The following tables summarize the fair value and gross unrealized losses on Available-for-Sale securities, aggregated by major investment type and the length of time that individual securities have been in a continuous unrealized loss position for which no allowance for credit losses has been recorded:

	December 31, 2024
	Less than 12 months			12 months or more			Total
Description of Securities (in thousands, except number of securities)	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	45	$160,846	$(7,630)	151	$515,598	$(67,968)	196	$676,444	$(75,598)
Residential mortgage backed securities	2	2,242	(94)	56	215,835	(40,417)	58	218,077	(40,511)
Commercial mortgage backed securities	—	—	—	86	257,829	(25,417)	86	257,829	(25,417)
State and municipal obligations	5	3,860	(63)	9	6,372	(383)	14	10,232	(446)
Asset backed securities	—	—	—	9	18,493	(1,359)	9	18,493	(1,359)
Total	52	$166,948	$(7,787)	311	$1,014,127	$(135,544)	363	$1,181,075	$(143,331)

RiverSource Life Insurance Co. of New York

	December 31, 2023
	Less than 12 months			12 months or more			Total
Description of Securities (in thousands, except number of securities)	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	17	$75,331	$(1,862)	176	$518,163	$(53,012)	193	$593,494	$(54,874)
Residential mortgage backed securities	5	3,800	(48)	57	242,301	(37,420)	62	246,101	(37,468)
Commercial mortgage backed securities	1	7,423	(216)	97	282,323	(32,883)	98	289,746	(33,099)
State and municipal obligations	3	2,700	(113)	10	6,501	(339)	13	9,201	(452)
Asset backed securities	—	—	—	15	22,384	(1,648)	15	22,384	(1,648)
U.S. government and agency obligations	1	220	—	—	—	—	1	220	—
Total	27	$89,474	$(2,239)	355	$1,071,672	$(125,302)	382	$1,161,146	$(127,541)

As part of the Company’s ongoing monitoring process, management determined that the increase in gross unrealized losses on its Available-for-Sale securities for which an allowance for credit losses has not been recognized during the year ended December 31, 2024 is primarily attributable to higher interest rates. The Company did not recognize these unrealized losses in earnings because it was determined that such losses were due to non-credit factors. The Company does not intend to sell these securities and does not believe that it is more likely than not that the Company will be required to sell these securities before the anticipated recovery of the remaining amortized cost basis. As of December 31, 2024 and 2023, approximately 93% and 91%, respectively, of the total of Available-for-Sale securities with gross unrealized losses were considered investment grade.

The following table presents a rollforward of the allowance for credit losses on Available-for-Sale securities:

(in thousands)	Corporate Debt Securities
Balance at January 1, 2022	$—
Additions for which credit losses were not previously recorded	572
Balance at December 31, 2022	572
Additions for which credit losses were not previously recorded	365
Reductions for securities sold during the period (realized)	(458)
Additional increases (decreases) on securities that had an allowance recorded in a previous period	(114)
Balance at December 31, 2023	365
Reductions for securities sold during the period (realized)	(389)
Additional increases (decreases) on securities that had an allowance recorded in a previous period	24
Balance at December 31, 2024	$—

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in Net realized investment gains (losses) were as follows:

	Years Ended December 31,
(in thousands)	2024	2023	2022
Gross realized investment gains	$403	$93	$1,316
Gross realized investment losses	(1,317)	(524)	(3,234)
Credit reversals (losses)	365	207	(572)
Other impairments	—	—	(856)
Total	$(549)	$(224)	$(3,346)

For the year ended December 31, 2024, net credit reversals primarily related to the sale of a previously impaired corporate debt security in the communications industry. For the year ended December 31, 2023, net credit reversals primarily related to the reversal of a previously recorded allowance for credit losses due to the sale of a corporate debt security in the communications industry partially offset by recording an allowance for credit losses of another corporate debt security in the communications industry. For the year ended December 31, 2022, credit losses primarily related to recording an allowance for credit losses on a corporate debt security in the communications industry. Other impairments for the year ended December 31, 2022 related to Available-for-Sale securities which the Company intended to sell.

See Note 17 for a rollforward of net unrealized investment gains (losses) included in AOCI.

RiverSource Life Insurance Co. of New York

Available-for-Sale securities by contractual maturity as of December 31, 2024 were as follows:

(in thousands)	Amortized Cost	Fair Value
Due within one year	$70,900	$70,552
Due after one year through five years	133,792	128,180
Due after five years through 10 years	144,020	131,437
Due after 10 years	624,803	585,036
	973,515	915,205
Residential mortgage backed securities	264,471	224,106
Commercial mortgage backed securities	283,246	257,829
Asset backed securities	24,305	23,490
Total	$1,545,537	$1,420,630

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities were not included in the maturities distribution.

The following is a summary of Net investment income:

	Years Ended December 31,
(in thousands)	2024	2023	2022
Fixed maturities	$65,545	$66,737	$60,796
Mortgage loans	5,649	6,080	6,419
Other investments	13,094	13,384	6,926
	84,288	86,201	74,141
Less: investment expenses	1,471	1,616	1,932
Total	$82,817	$84,585	$72,209

Net realized investment gains (losses) are summarized as follows:

	Years Ended December 31,
(in thousands)	2024	2023	2022
Fixed maturities	$(549)	$(224)	$(3,346)
Mortgage loans	130	411	(106)
Total	$(419)	$187	$(3,452)

6. FINANCING RECEIVABLES

Financing receivables are comprised of mortgage loans and policy loans. See Note 2 for information regarding the Company’s accounting policies related to financing receivables and the allowance for credit losses.

Allowance for Credit Losses

The following table presents a rollforward of the allowance for credit losses:

(in thousands)	Mortgage Loans
Balance at January 1, 2022	$859
Provisions	106
Balance at December 31, 2022	965
Provisions	(411)
Balance at December 31, 2023	554
Provisions	(130)
Balance at December 31, 2024	$424

As of December 31, 2024 and 2023, accrued interest on mortgage loans was $432 thousand and $474 thousand, respectively, and is recorded in Accrued investment income and excluded from the amortized cost basis of mortgage loans.

Credit Quality Information

There were no nonperforming loans as of both December 31, 2024 and 2023. All loans were considered to be performing.

Mortgage Loans

The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on mortgage loans. Loan-to-value ratio is the primary credit quality indicator included in this review.

RiverSource Life Insurance Co. of New York

Based on this review, the mortgage loans are assigned an internal risk rating, which management updates when credit risk changes. There were no mortgage loans which management has assigned its highest risk rating as of both December 31, 2024 and 2023. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to become delinquent or enter into foreclosure within the next six months. There were no mortgage loans past due as of both December 31, 2024 and 2023.

The tables below present the amortized cost basis of mortgage loans by year of origination and loan-to-value ratio:

	December 31, 2024
(in thousands)	2024	2023	2022	2021	2020	Prior	Total
Loan-to-Value Ratio
>100%	$—	$—	$—	$—	$—	$—	$—
80% – 100%	—	—	—	—	—	—	—
60% – 80%	2,987	—	4,111	—	5,418	5,108	17,624
40% – 60%	—	—	2,755	2,384	6,366	28,864	40,369
<40%	—	1,414	1,100	2,881	8,324	59,538	73,257
Total	$2,987	$1,414	$7,966	$5,265	$20,108	$93,510	$131,250

	December 31, 2023
(in thousands)	2023	2022	2021	2020	2019	Prior	Total
Loan-to-Value Ratio
>100%	$—	$—	$—	$—	$—	$—	$—
80% – 100%	—	—	—	1,988	—	2,118	4,106
60% – 80%	—	5,810	—	3,671	2,481	7,027	18,989
40% – 60%	—	2,350	2,433	6,546	5,466	30,058	46,853
<40%	1,488	—	2,981	8,651	10,287	52,109	75,516
Total	$1,488	$8,160	$5,414	$20,856	$18,234	$91,312	$145,464

Loan-to-value ratio is based on income and expense data provided by borrowers at least annually and long-term capitalization rate assumptions based on property type. For the year ended December 31, 2024, the Company did not have any write-offs of mortgage loans.

In addition, the Company reviews the concentrations of credit risk by region and property type. Concentrations of credit risk of mortgage loans by U.S. region were as follows:

	Loans		Percentage
	December 31,		December 31,
(in thousands)	2024	2023	2024	2023
East North Central	$10,463	$12,125	8%	8%
East South Central	4,520	4,904	3	3
Middle Atlantic	15,236	17,055	12	12
Mountain	15,563	20,907	12	14
New England	3,382	3,527	3	3
Pacific	41,816	44,912	32	31
South Atlantic	26,828	25,135	20	17
West North Central	8,202	10,224	6	7
West South Central	5,240	6,675	4	5
Total	$131,250	$145,464	100%	100%

Concentrations of credit risk of mortgage loans by property type were as follows:

	Loans		Percentage
	December 31,		December 31,
(in thousands)	2024	2023	2024	2023
Apartments	$42,598	$45,692	33%	32%
Industrial	23,951	27,264	18	19
Mixed use	5,575	5,882	4	4
Office	16,088	17,849	12	12
Retail	34,710	39,748	27	27
Other	8,328	9,029	6	6
Total	$131,250	$145,464	100%	100%

RiverSource Life Insurance Co. of New York

Policy Loans

Policy loans do not exceed the cash surrender value at origination. As there is minimal risk of loss related to policy loans, there is no allowance for credit losses.

Modifications with Borrowers Experiencing Financial Difficulty

There were no modifications of financing receivables with borrowers experiencing financial difficulty by the Company during the years ended December 31, 2024 and 2023.

7. DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

The following tables summarize the balances of and changes in DAC:

(in thousands)	Variable Annuities	Fixed Annuities	Universal Life Insurance	Variable Universal Life Insurance	Indexed Universal Life Insurance
Balance at January 1, 2024	$105,559	$2,569	$5,897	$28,611	$17,858
Capitalization of acquisition costs	4,264	—	23	3,693	355
Amortization	(8,805)	(467)	(436)	(2,415)	(1,312)
Balance at December 31, 2024	$101,018	$2,102	$5,484	$29,889	$16,901

(in thousands)	Other Life Insurance	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Total, All Products
Balance at January 1, 2024	$79	$264	$807	$5,289	$166,933
Capitalization of acquisition costs	—	340	39	195	8,909
Amortization	(8)	(27)	(63)	(613)	(14,146)
Balance at December 31, 2024	$71	$577	$783	$4,871	$161,696

(in thousands)	Variable Annuities	Fixed Annuities	Universal Life Insurance	Variable Universal Life Insurance	Indexed Universal Life Insurance
Balance at January 1, 2023	$110,920	$3,350	$6,338	$27,871	$18,837
Capitalization of acquisition costs	3,760	—	21	3,117	383
Amortization	(9,121)	(781)	(462)	(2,377)	(1,362)
Balance at December 31, 2023	$105,559	$2,569	$5,897	$28,611	$17,858

(in thousands)	Other Life Insurance	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Total, All Products
Balance at January 1, 2023	$88	$101	$814	$5,719	$174,038
Capitalization of acquisition costs	—	175	56	205	7,717
Amortization	(9)	(12)	(63)	(635)	(14,822)
Balance at December 31, 2023	$79	$264	$807	$5,289	$166,933

The following tables summarize the balances of and changes in DSIC:

(in thousands)	Variable Annuities	Fixed Annuities	Total, All Products
Balance at January 1, 2024	$5,950	$771	$6,721
Amortization	(584)	(147)	(731)
Balance at December 31, 2024	$5,366	$624	$5,990

(in thousands)	Variable Annuities	Fixed Annuities	Total, All Products
Balance at January 1, 2023	$6,589	$1,006	$7,595
Amortization	(639)	(235)	(874)
Balance at December 31, 2023	$5,950	$771	$6,721

RiverSource Life Insurance Co. of New York

8. REINSURANCE

The Company reinsures a portion of its insurance risks through reinsurance agreements with unaffiliated reinsurance companies.

Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

The Company generally reinsures 90% of the death benefit liability for new term life insurance policies beginning in 2002 and new individual UL and VUL insurance policies beginning in 2003. Policies issued prior to these dates are not subject to these same reinsurance levels.

For IUL policies issued after September 1, 2013 and VUL policies issued after January 1, 2014, the Company generally reinsures 50% of the death benefit liability.

The maximum amount of life insurance risk the Company will retain is $10 million on a single life and $10 million on any flexible premium survivorship life policy; however, reinsurance agreements are in place such that retaining more than $1.5 million of insurance risk on a single life or a flexible premium survivorship life policy is very unusual. Risk on UL and VUL policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2002 is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

The Company also has life insurance risk previously assumed under reinsurance arrangements with an unaffiliated insurance company.

As of December 31, 2002, the Company discontinued underwriting LTC insurance. For existing LTC policies, the Company has continued ceding 50% of the risk on a coinsurance basis to Genworth Life Insurance Company of New York (“Genworth”) and retains the remaining risk. This reinsurance arrangement applies for 1996 and later issues only, which are about 90% of the Company’s total in force policies. Under these agreements, the Company has the right, but never the obligation, to recapture some, or all, of the risk ceded to Genworth.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in 2010 and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold prior to 2010. The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

As of December 31, 2024 and 2023, traditional life and UL insurance policies in force were $11.2 billion and $11.4 billion, respectively, of which $7.9 billion and $8.0 billion as of December 31, 2024 and 2023 were reinsured at the respective year ends.

The effect of reinsurance on premiums for traditional long-duration products was as follows:

	Years Ended December 31,
(in thousands)	2024	2023	2022
Direct premiums	$37,884	$32,254	$27,673
Reinsurance ceded	(10,749)	(10,841)	(10,980)
Net premiums	$27,135	$21,413	$16,693

Policy and contract charges are presented on the Statements of Income net of $11.6 million, $11.0 million and $10.3 million of reinsurance ceded for non-traditional long-duration products for the years ended December 31, 2024, 2023 and 2022, respectively.

The amount of claims recovered through reinsurance on all contracts was $20.3 million, $22.6 million and $20.4 million for the years ended December 31, 2024, 2023 and 2022, respectively.

Reinsurance recoverables include approximately $146.7 million and $156.7 million related to LTC risk ceded to Genworth as of December 31, 2024 and 2023, respectively.

Policyholder account balances, future policy benefits and claims include $981 thousand and $1.1 million related to previously assumed reinsurance arrangements as of December 31, 2024 and 2023, respectively.

RiverSource Life Insurance Co. of New York

9. POLICYHOLDER ACCOUNT BALANCES, FUTURE POLICY BENEFITS AND CLAIMS

Policyholder account balances, future policy benefits and claims consisted of the following:

	December 31,
(in thousands)	2024	2023
Policyholder account balances
Policyholder account balances	$1,266,039	$1,322,686
Future policy benefits
Reserve for future policy benefits	452,282	480,237
Deferred profit liability	8,412	5,772
Additional liabilities for insurance guarantees	93,655	86,365
Other insurance and annuity liabilities	14,399	12,043
Total future policy benefits	568,748	584,417
Policy claims and other policyholders’ funds	8,785	9,896
Total policyholder account balances, future policy benefits and claims	$1,843,572	$1,916,999

Variable Annuities

Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts issued by the Company contain a GMDB. The Company previously offered contracts with GMAB, GMWB and GMIB provisions. See Note 2 and Note 11 for information regarding the Company’s variable annuity guarantees. See Note 12 and Note 16 for additional information regarding the Company’s derivative instruments used to hedge risks related to these guarantees.

Fixed Annuities

Fixed annuities include both deferred and payout contracts. In 2020, the Company discontinued sales of fixed deferred annuities.

Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates.

Insurance Liabilities

UL policies accumulate cash value that increases by a fixed interest rate. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion of their account balance to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders.

IUL is a UL policy that includes an indexed account. The rate of credited interest for funds allocated by a contractholder to the indexed account is linked to the performance of the specific index for the indexed account (subject to stated account parameters, which include a cap and floor, or a spread). The policyholder may allocate all or a portion of the policy value to a fixed or any available indexed account. The amount allocated by a contractholder to the indexed account creates an embedded derivative which is measured at fair value. The Company hedges the interest credited rate including equity and interest rate risk related to the indexed account with freestanding derivative instruments. See Note 16 for additional information regarding the Company’s derivative instruments used to hedge the risk related to IUL.

The Company also offers term life insurance as well as DI products. The Company no longer offers standalone LTC products and whole life insurance but has in force policies from prior years.

Insurance liabilities include accumulation values, incurred but not reported claims, obligations for anticipated future claims, unpaid reported claims and claim adjustment expenses.

RiverSource Life Insurance Co. of New York

The balances of and changes in policyholder account balances were as follows:

(in thousands, except percentages)	Variable Annuities	Fixed Annuities	Non-Life Contingent Payout Annuities	Universal Life Insurance
Balance at January 1, 2024	$251,056	$677,635	$25,052	$87,208
Contract deposits	5,145	6,120	6,530	8,859
Policy charges	(776)	(26)	—	(12,182)
Surrenders and other benefits	(36,893)	(72,274)	(6,642)	(3,427)
Net transfer from (to) separate account liabilities	(3,807)	—	—	—
Interest credited	7,470	25,572	833	2,974
Balance at December 31, 2024	$222,195	$637,027	$25,773	$83,432
Weighted-average crediting rate	3.2%	4.0%	N/A	3.4%
Net amount at risk	N/A	N/A	N/A	$569,918
Cash surrender value(1)	$219,310	$636,172	N/A	$74,110

(in thousands, except percentages)	Variable Universal Life Insurance	Indexed Universal Life Insurance	Other Life Insurance	Total, All Products
Balance at January 1, 2024	$97,977	$159,277	$24,481	$1,322,686
Contract deposits	19,468	13,651	—	59,773
Policy charges	(6,339)	(8,412)	—	(27,735)
Surrenders and other benefits	(4,086)	(3,355)	(1,466)	(128,143)
Net transfer from (to) separate account liabilities	(7,702)	—	—	(11,509)
Interest credited	3,923	9,297	898	50,967
Balance at December 31, 2024	$103,241	$170,458	$23,913	$1,266,039
Weighted-average crediting rate	4.0%	2.3%	4.0%
Net amount at risk	$3,021,978	$917,731	$9,876
Cash surrender value(1)	$70,021	$147,686	$18,280

(in thousands, except percentages)	Variable Annuities	Fixed Annuities	Non-Life Contingent Payout Annuities	Universal Life Insurance
Balance at January 1, 2023	$267,080	$730,919	$27,698	$90,510
Contract deposits	9,736	8,023	4,254	9,224
Policy charges	(554)	(45)	—	(12,393)
Surrenders and other benefits	(30,401)	(88,051)	(7,521)	(3,147)
Net transfer from (to) separate account liabilities	(3,010)	—	—	—
Interest credited	8,205	26,789	621	3,014
Balance at December 31, 2023	$251,056	$677,635	$25,052	$87,208
Weighted-average crediting rate	3.2%	3.9%	N/A	3.4%
Net amount at risk	N/A	N/A	N/A	$592,770
Cash surrender value(1)	$247,881	$676,453	N/A	$76,809

(in thousands, except percentages)	Variable Universal Life Insurance	Indexed Universal Life Insurance	Other Life Insurance	Total, All Products
Balance at January 1, 2023	$98,080	$152,485	$25,984	$1,392,756
Contract deposits	10,495	13,828	—	55,560
Policy charges	(6,655)	(8,081)	—	(27,728)
Surrenders and other benefits	(4,774)	(3,765)	(2,477)	(140,136)
Net transfer from (to) separate account liabilities	(2,897)	—	—	(5,907)
Interest credited	3,728	4,810	974	48,141
Balance at December 31, 2023	$97,977	$159,277	$24,481	$1,322,686
Weighted-average crediting rate	4.0%	2.0%	4.0%
Net amount at risk	$3,049,078	$951,825	$10,233
Cash surrender value(1)	$69,218	$135,122	$18,716

(1)

Cash surrender value represents the amount of the contractholder’s account balances distributable at the balance sheet date less certain surrender charges. For variable annuities and VUL, the cash surrender value shown is the proportion of the total cash surrender value related to their fixed account liabilities.

RiverSource Life Insurance Co. of New York

Refer to Note 11 for the net amount at risk for market risk benefits associated with variable annuities. Fixed and non-life contingent payout annuities do not have net amount at risk in excess of account value. Net amount at risk for insurance products is calculated as the death benefit amount in excess of applicable account values, host, embedded derivative and separate account liabilities.

The following tables present the account values of fixed deferred annuities, fixed insurance, and the fixed portion of variable annuities and variable insurance contracts by range of guaranteed minimum interest rates (“GMIRs”) and the range of the difference between rates credited to policyholders and contractholders as of December 31, 2024 and 2023 and the respective guaranteed minimums, as well as the percentage of account values subject to rate reset in the time period indicated. Rates are reset at management’s discretion, subject to guaranteed minimums.

	December 31, 2024
		Account Values with Crediting Rates
(in thousands, except percentages)	Range of Guaranteed Minimum Crediting Rates	At Guaranteed Minimum	1-49 bps above Guaranteed Minimum	50-99 bps above Guaranteed Minimum	100-150 bps above Guaranteed Minimum	Greater than 150 bps above Guaranteed Minimum	Total
Fixed accounts of variable annuities	1% – 1.99%	$2,059	$9,655	$7,152	$5,074	$126	$24,066
	2% – 2.99%	4,904	—	—	—	—	4,904
	3% – 3.99%	102,364	67	—	—	—	102,431
	4% – 5.00%	85,029	—	—	—	—	85,029
	Total	$194,356	$9,722	$7,152	$5,074	$126	$216,430
Fixed annuities	1% – 1.99%	$6,132	$12,131	$13,918	$6,307	$3,114	$41,602
	2% – 2.99%	572	105	13	—	—	690
	3% – 3.99%	267,561	148	—	—	—	267,709
	4% – 5.00%	326,709	—	—	—	—	326,709
	Total	$600,974	$12,384	$13,931	$6,307	$3,114	$636,710
Universal life insurance	1% – 1.99%	$—	$—	$—	$—	$—	$—
	2% – 2.99%	3,389	148	743	7	44	4,331
	3% – 3.99%	45,770	45	254	659	—	46,728
	4% – 5.00%	29,958	179	11	—	—	30,148
	Total	$79,117	$372	$1,008	$666	$44	$81,207
Fixed accounts of variable universal life insurance	1% – 1.99%	$—	$—	$244	$104	$1,667	$2,015
	2% – 2.99%	376	803	—	33	452	1,664
	3% – 3.99%	5,637	32	93	692	—	6,454
	4% – 5.00%	42,983	564	—	—	—	43,547
	Total	$48,996	$1,399	$337	$829	$2,119	$53,680
Non-indexed accounts of indexed universal life insurance	1% – 1.99%	$—	$—	$376	$128	$—	$504
	2% – 2.99%	—	9,783	—	—	—	9,783
	3% – 3.99%	—	—	—	—	—	—
	4% – 5.00%	—	—	—	—	—	—
	Total	$—	$9,783	$376	$128	$—	$10,287
Other life insurance	1% – 1.99%	$—	$—	$—	$—	$—	$—
	2% – 2.99%	—	—	—	—	—	—
	3% – 3.99%	—	—	—	—	—	—
	4% – 5.00%	18,207	—	—	—	—	18,207
	Total	$18,207	$—	$—	$—	$—	$18,207
Total	1% – 1.99%	$8,191	$21,786	$21,690	$11,613	$4,907	$68,187
	2% – 2.99%	9,241	10,839	756	40	496	21,372
	3% – 3.99%	421,332	292	347	1,351	—	423,322
	4% – 5.00%	502,886	743	11	—	—	503,640
	Total	$941,650	$33,660	$22,804	$13,004	$5,403	$1,016,521
Percentage of total account values that reset in:
Next 12 months		100.0%	100.0%	100.0%	100.0%	100.0%	100.0%
>12 months to 24 months		—	—	—	—	—	—
>24 months		—	—	—	—	—	—
Total		100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

RiverSource Life Insurance Co. of New York

	December 31, 2023
		Account Values with Crediting Rates
(in thousands, except percentages)	Range of Guaranteed Minimum Crediting Rates	At Guaranteed Minimum	1-49 bps above Guaranteed Minimum	50-99 bps above Guaranteed Minimum	100-150 bps above Guaranteed Minimum	Greater than 150 bps above Guaranteed Minimum	Total
Fixed accounts of variable annuities	1% – 1.99%	$3,762	$12,487	$6,593	$3,836	$1,353	$28,031
	2% – 2.99%	5,385	—	—	—	—	5,385
	3% – 3.99%	119,503	—	—	—	—	119,503
	4% – 5.00%	91,460	—	—	—	—	91,460
	Total	$220,110	$12,487	$6,593	$3,836	$1,353	$244,379
Fixed annuities	1% – 1.99%	$6,931	$26,004	$12,838	$8,108	$—	$53,881
	2% – 2.99%	893	269	—	—	—	1,162
	3% – 3.99%	300,328	86	—	—	—	300,414
	4% – 5.00%	321,863	—	—	—	—	321,863
	Total	$630,015	$26,359	$12,838	$8,108	$—	$677,320
Universal life insurance	1% – 1.99%	$—	$—	$—	$—	$—	$—
	2% – 2.99%	3,411	117	465	7	25	4,025
	3% – 3.99%	47,337	46	259	420	—	48,062
	4% – 5.00%	32,800	59	19	—	—	32,878
	Total	$83,548	$222	$743	$427	$25	$84,965
Fixed accounts of variable universal life insurance	1% – 1.99%	$—	$264	$171	$—	$1,068	$1,503
	2% – 2.99%	920	640	—	41	412	2,013
	3% – 3.99%	6,405	38	123	462	—	7,028
	4% – 5.00%	45,045	144	—	—	—	45,189
	Total	$52,370	$1,086	$294	$503	$1,480	$55,733
Non-indexed accounts of indexed universal life insurance	1% – 1.99%	$—	$—	$184	$—	$—	$184
	2% – 2.99%	9,091	—	—	—	—	9,091
	3% – 3.99%	—	—	—	—	—	—
	4% – 5.00%	—	—	—	—	—	—
	Total	$9,091	$—	$184	$—	$—	$9,275
Other life insurance	1% – 1.99%	$—	$—	$—	$—	$—	$—
	2% – 2.99%	—	—	—	—	—	—
	3% – 3.99%	—	—	—	—	—	—
	4% – 5.00%	18,649	—	—	—	—	18,649
	Total	$18,649	$—	$—	$—	$—	$18,649
Total	1% – 1.99%	$10,693	$38,755	$19,786	$11,944	$2,421	$83,599
	2% – 2.99%	19,700	1,026	465	48	437	21,676
	3% – 3.99%	473,573	170	382	882	—	475,007
	4% – 5.00%	509,817	203	19	—	—	510,039
	Total	$1,013,783	$40,154	$20,652	$12,874	$2,858	$1,090,321
Percentage of total account values that reset in:
Next 12 months		100.0%	99.7%	99.0%	100.0%	100.0%	100.0%
>12 months to 24 months		—	0.3	1.0	—	—	—
>24 months		—	—	—	—	—	—
Total		100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

RiverSource Life Insurance Co. of New York

The following tables summarize the balances of and changes in the liability for future policy benefits:

(in thousands, except percentages)	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Long Term Care Insurance	Total, All Products
Present Value of Expected Net Premiums:
Balance at January 1, 2024	$—	$34,522	$7,836	$48,489	$90,847
Beginning balance at original discount rate	—	35,649	7,720	47,397	90,766
Effect of changes in cash flow assumptions	—	3,237	(1,939)	4,830	6,128
Effect of actual variances from expected experience	—	(2,229)	(837)	(409)	(3,475)
Adjusted beginning of year balance	$—	$36,657	$4,944	$51,818	$93,419
Issuances	13,729	3,071	553	—	17,353
Interest accrual	53	1,788	309	2,512	4,662
Net premiums collected	(13,782)	(3,490)	(621)	(6,107)	(24,000)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$—	$38,026	$5,185	$48,223	$91,434
Effect of changes in discount rate assumptions	—	(2,680)	(244)	50	(2,874)
Balance at December 31, 2024	$—	$35,346	$4,941	$48,273	$88,560

Present Value of Future Policy Benefits:
Balance at January 1, 2024	$64,261	$74,238	$37,113	$395,386	$570,998
Beginning balance at original discount rate	67,270	73,159	34,643	383,284	558,356
Effect of changes in cash flow assumptions	(1,352)	3,921	(3,096)	(1,924)	(2,451)
Effect of actual variances from expected experience	(1,387)	(2,563)	(1,481)	(2,519)	(7,950)
Adjusted beginning of year balance	$64,531	$74,517	$30,066	$378,841	$547,955
Issuances	13,729	3,061	552	—	17,342
Interest accrual	3,152	4,132	1,916	19,949	29,149
Benefit payments	(9,471)	(5,669)	(2,709)	(24,889)	(42,738)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$71,941	$76,041	$29,825	$373,901	$551,708
Effect of changes in discount rate assumptions	(4,372)	(2,471)	787	(4,866)	(10,922)
Balance at December 31, 2024	$67,569	$73,570	$30,612	$369,035	$540,786
Adjustment due to reserve flooring	$—	$56	$—	$—	$56

Net liability for future policy benefits	$67,569	$38,280	$25,671	$320,762	$452,282
Less: reinsurance recoverable	—	27,679	718	146,132	174,529
Net liability for future policy benefits, after reinsurance recoverable	$67,569	$10,601	$24,953	$174,630	$277,753
Discounted expected future gross premiums	$—	$82,293	$43,468	$57,490	$183,251
Expected future gross premiums	$—	$136,563	$62,172	$79,143	$277,878
Expected future benefit payments	$101,241	$126,924	$49,284	$626,799	$904,248
Weighted average interest accretion rate	4.5%	6.2%	6.5%	5.4%
Weighted average discount rate	5.4%	5.7%	5.6%	5.6%
Weighted average duration of liability (in years)	6	6	7	8

RiverSource Life Insurance Co. of New York

(in thousands, except percentages)	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Long Term Care Insurance	Total, All Products

Present Value of Expected Net Premiums:
Balance at January 1, 2023	$—	$34,620	$7,326	$46,639	$88,585
Beginning balance at original discount rate	—	36,678	7,426	46,413	90,517
Effect of changes in cash flow assumptions	—	(1,238)	(788)	3,562	1,536
Effect of actual variances from expected experience	—	(754)	819	1,791	1,856
Adjusted beginning of year balance	$—	$34,686	$7,457	$51,766	$93,909
Issuances	8,076	2,607	716	—	11,399
Interest accrual	39	1,747	390	2,473	4,649
Net premiums collected	(8,115)	(3,391)	(843)	(6,842)	(19,191)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$—	$35,649	$7,720	$47,397	$90,766
Effect of changes in discount rate assumptions	—	(1,127)	116	1,092	81
Balance at December 31, 2023	$—	$34,522	$7,836	$48,489	$90,847

Present Value of Future Policy Benefits:
Balance at January 1, 2023	$61,387	$73,706	$36,111	$378,407	$549,611
Beginning balance at original discount rate	66,201	74,238	34,489	376,914	551,842
Effect of changes in cash flow assumptions	—	(1,241)	(1,091)	2,302	(30)
Effect of actual variances from expected experience	(1,074)	(1,296)	1,000	7,258	5,888
Adjusted beginning of year balance	$65,127	$71,701	$34,398	$386,474	$557,700
Issuances	8,076	2,607	714	—	11,397
Interest accrual	2,810	4,066	2,031	20,274	29,181
Benefit payments	(8,743)	(5,215)	(2,500)	(23,464)	(39,922)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$67,270	$73,159	$34,643	$383,284	$558,356
Effect of changes in discount rate assumptions	(3,009)	1,079	2,470	12,102	12,642
Balance at December 31, 2023	$64,261	$74,238	$37,113	$395,386	$570,998

Adjustment due to reserve flooring	$—	$86	$—	$—	$86

Net liability for future policy benefits	$64,261	$39,802	$29,277	$346,897	$480,237
Less: reinsurance recoverable	—	28,013	942	156,173	185,128
Net liability for future policy benefits, after reinsurance recoverable	$64,261	$11,789	$28,335	$190,724	$295,109
Discounted expected future gross premiums	$—	$88,128	$47,156	$52,116	$187,400
Expected future gross premiums	$—	$138,691	$65,922	$69,651	$274,264
Expected future benefit payments	$93,290	$120,813	$58,748	$653,735	$926,586

Weighted average interest accretion rate	4.2%	6.2%	6.1%	5.3%
Weighted average discount rate	4.9%	5.1%	5.1%	5.1%

Weighted average duration of liability (in years)	6	7	8	8

Impacts of the annual review of policy benefit reserves assumptions are reflected within the effect of changes in cash flow assumptions in the disaggregated rollforwards above. The annual review of policy benefit reserves assumptions in the third quarter of 2024 resulted in a net decrease in future policy benefit reserves, primarily due to updates to LTC premium rate increases and decreased disability income insurance claim incidence rates. The annual review of policy benefit reserves assumptions in the third quarter of 2023 resulted in a net decrease in future policy benefit reserves, primarily due to updates to LTC premium rate increase and benefit reduction assumptions.

RiverSource Life Insurance Co. of New York

The balances of and changes in additional liabilities related to insurance guarantees were as follows:

(in thousands, except percentages)	Universal Life Insurance	Variable Universal Life Insurance	Other Life Insurance	Total, All Products
Balance at January 1, 2024	$80,639	$5,509	$217	$86,365
Interest accrual	2,550	379	22	2,951
Benefit accrual	9,648	424	241	10,313
Benefit payments	(3,541)	(352)	(231)	(4,124)
Effect of actual variances from expected experience	(91)	(352)	(65)	(508)
Impact of change in net unrealized (gains) losses on securities	(1,107)	(51)	(184)	(1,342)
Balance at December 31, 2024	$88,098	$5,557	$—	$93,655
Weighted average interest accretion rate	3.0%	6.7%	3.9%
Weighted average discount rate	3.2%	7.0%	4.1%
Weighted average duration of reserves (in years)	9	7	7

(in thousands, except percentages)	Universal Life Insurance	Variable Universal Life Insurance	Other Life Insurance	Total, All Products
Balance at January 1, 2023	$72,524	$4,620	$(203)	$76,941
Interest accrual	2,317	344	28	2,689
Benefit accrual	9,474	405	218	10,097
Benefit payments	(4,890)	(405)	(309)	(5,604)
Effect of actual variances from expected experience	(751)	462	(140)	(429)
Impact of change in net unrealized (gains) losses on securities	1,965	83	623	2,671
Balance at December 31, 2023	$80,639	$5,509	$217	$86,365
Weighted average interest accretion rate	2.9%	6.7%	4.0%
Weighted average discount rate	3.2%	7.0%	4.1%
Weighted average duration of reserves (in years)	10	8	7

The amount of revenue and interest recognized in the Statements of Income was as follows:

	Years Ended December 31,
	2024		2023
(in thousands)	Gross Premiums	Interest Expense	Gross Premiums	Interest Expense
Life contingent payout annuities	$15,122	$3,099	$8,895	$2,771
Term and whole life insurance	9,366	2,344	9,177	2,319
Disability income insurance	6,354	1,607	6,609	1,641
Long term care insurance	7,042	17,437	7,573	17,801
Total	$37,884	$24,487	$32,254	$24,532

The following tables summarize the balances of and changes in unearned revenue:

(in thousands)	Universal Life Insurance	Variable Universal Life Insurance	Indexed Universal Life Insurance	Total, All Products
Balance at January 1, 2024	$98	$9,038	$20,154	$29,290
Deferral of revenue	12	3,285	3,780	7,077
Amortization	(13)	(759)	(1,655)	(2,427)
Balance at December 31, 2024	$97	$11,564	$22,279	$33,940
Balance at January 1, 2023	$98	$6,912	$17,734	$24,744
Deferral of revenue	14	2,714	3,877	6,605
Amortization	(14)	(588)	(1,457)	(2,059)
Balance at December 31, 2023	$98	$9,038	$20,154	$29,290

RiverSource Life Insurance Co. of New York

10. SEPARATE ACCOUNT ASSETS AND LIABILITIES

The fair value of separate account assets is invested exclusively in mutual funds.

The balances of and changes in separate account liabilities were as follows:

(in thousands)	Variable Annuities	Variable Universal Life	Total
Balance at January 1, 2024	$4,018,325	$496,999	$4,515,324
Premiums and deposits	112,608	28,088	140,696
Policy charges	(80,105)	(19,541)	(99,646)
Surrenders and other benefits	(424,604)	(24,446)	(449,050)
Investment return	454,577	68,658	523,235
Net transfer from (to) general account	2,982	1,377	4,359
Other charges	(60)	(2)	(62)
Balance at December 31, 2024	$4,083,723	$551,133	$4,634,856
Cash surrender value	$3,989,419	$521,592	$4,511,011

(in thousands)	Variable Annuities	Variable Universal Life	Total
Balance at January 1, 2023	$3,793,152	$437,738	$4,230,890
Premiums and deposits	83,153	25,482	108,635
Policy charges	(77,945)	(18,750)	(96,695)
Surrenders and other benefits	(298,531)	(20,075)	(318,606)
Investment return	516,055	71,946	588,001
Net transfer from (to) general account	2,510	661	3,171
Other charges	(69)	(3)	(72)
Balance at December 31, 2023	$4,018,325	$496,999	$4,515,324
Cash surrender value	$3,912,313	$472,542	$4,384,855

11. MARKET RISK BENEFITS

Market risk benefits are contracts or contract features that both provide protection to the contractholder from other-than-nominal capital market risk and expose the Company to other-than-nominal capital market risk. Most of the variable annuity contracts issued by the Company contain a GMDB provision. The Company previously offered contracts containing GMWB, GMAB, or GMIB provisions.

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract.

The Company has the following primary GMDB provisions:

•	Return of premium — provides purchase payments minus adjusted partial surrenders.

•

Reset — provides that the value resets to the account value at specified contract anniversary intervals minus adjusted partial surrenders. This provision was often provided in combination with the return of premium provision and is no longer offered.

•	Ratchet — provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At contract issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a “step-up”) in the case of favorable market performance or by a benefit credit if the contract includes this provision.

The Company has GMWB riders in force, which contain one or more of the following provisions:

•	Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

•	Withdrawals at a specified rate per year for the life of the contractholder (“GMWB for life”).

•	Withdrawals at a specified rate per year for joint contractholders while either is alive.

•	Withdrawals based on performance of the contract.

•	Withdrawals based on the age withdrawals begin.

•	Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

RiverSource Life Insurance Co. of New York

Variable annuity contractholders age 79 or younger at contract issue could obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or a specified percentage of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10-year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Individual variable annuity contracts may have both a death benefit and a living benefit. Net amount at risk is quantified for each benefit and a composite net amount at risk is calculated using the greater of the death benefit or living benefit for each individual contract. The net amount at risk for GMDB and GMAB is defined as the current guaranteed benefit amount in excess of the current contract value. The net amount at risk for GMIB is defined as the greater of the present value of the minimum guaranteed annuity payments less the current contract value or zero. The net amount at risk for GMWB is defined as the greater of the present value of the minimum guaranteed withdrawal payments less the current contract value or zero.

The following tables summarize the balances of and changes in market risk benefits:

	Years Ended December 31,
(in thousands, except age)	2024	2023	2022
Balance at beginning of period	$(47,475)	$4,137	$92,975
Issuances	—	3	42
Interest accrual and time decay	(9,164)	(8,114)	(16,308)
Reserve increase from attributed fees collected	43,501	43,343	44,350
Reserve release for benefit payments and derecognition	(297)	(1,878)	(1,391)
Effect of changes in interest rates and bond markets	(53,866)	(19,266)	(216,461)
Effect of changes in equity markets and subaccount performance	(64,842)	(69,222)	120,007
Effect of changes in equity index volatility	3,339	(4,254)	11,723
Actual policyholder behavior different from expected behavior	1,653	(2,579)	(1,594)
Effect of changes in other future expected assumptions	3,793	6,621	(5,362)
Effect of changes in the instrument-specific credit risk on market risk benefits	2,753	3,734	(23,844)
Balance at end of period	$(120,605)	$(47,475)	$4,137
Reconciliation of the gross balances in an asset or liability position:
Asset position	$147,075	$94,641	$64,498
Liability position	(26,470)	(47,166)	(68,635)
Net asset (liability) position	$120,605	$47,475	$(4,137)
Guaranteed benefit amount in excess of current account balances (net amount at risk):
Death benefits	$19,210	$58,245	$180,279
Living benefits	$38,955	$54,321	$185,651
Composite (greater of)	$55,956	$107,200	$339,888

Weighted average attained age of contractholders	68	67	67

Changes in unrealized (gains) losses in net income relating to liabilities held at end of period	$(118,760)	$(96,583)	$(106,928)
Changes in unrealized (gains) losses in other comprehensive income (loss) relating to liabilities held at end of period	$2,866	$3,742	$(23,420)

The following tables provide a summary of the significant inputs and assumptions used in the fair value measurements developed by the Company or reasonably available to the Company of market risk benefits:

	December 31, 2024
	Fair Value	Valuation Technique	Significant Inputs and Assumptions	Range			Weighted Average
	(in thousands)
Market risk benefits	$(120,605)	Discounted cash flow	Utilization of guaranteed withdrawals(1)	0.0%	–	52.8%	12.6%
			Surrender rate(2)	0.4%	–	39.4%	3.9%
			Market volatility(3)	0.0%	–	24.6%	10.3%
			Nonperformance risk(4)	65 bps			65	bps
			Mortality rate(5)	0.0%	–	37.4%	1.8%

	December 31, 2023
	Fair Value	Valuation Technique	Significant Inputs and Assumptions	Range			Weighted Average
	(in thousands)
Market risk benefits	$(47,475)	Discounted cash flow	Utilization of guaranteed withdrawals(1)	0.0%	–	48.0%	12.1%
			Surrender rate(2)	0.3%	–	55.7%	3.9%
			Market volatility(3)	0.0%	–	25.2%	10.6%
			Nonperformance risk(4)	85 bps			85	bps
			Mortality rate(5)	0.0%	–	35.4%	1.7%

RiverSource Life Insurance Co. of New York

(1)

The utilization of guaranteed withdrawals represents the percentage of contractholders that will begin withdrawing in any given year. The weighted average utilization rate represents the average assumption, weighted based on the benefit base. The calculation excludes policies that have already started taking withdrawals.

(2)	The weighted average surrender rate represents the average assumption weighted based on the account value of each contract.
(3)

Market volatility represents the implied volatility of each contractholder’s mix of funds. The weighted average market volatility represents the average volatility across all contracts, weighted by the size of the guaranteed benefit.

(4)	The nonperformance risk is the spread added to the U.S. Treasury curve.
(5)	The weighted average mortality rate represents the average assumption weighted based on the account value of each contract.

Changes to Significant Inputs and Assumptions:

During the years ended December 31, 2024 and 2023, the Company updated inputs and assumptions based on management’s review of experience studies. These updates resulted in the following notable changes in the fair value estimates of market risk benefits calculations:

Year ended December 31, 2024

•	Updates to utilization of guaranteed withdrawal assumptions resulted in a decrease to pretax income of $994 thousand.

•	Updates to surrender assumptions resulted in a decrease to pretax income of $2.3 million.

Year ended December 31, 2023

•	Updates to utilization of guaranteed withdrawal assumptions resulted in a decrease to pretax income of $1.5 million.

•	Updates to surrender assumptions resulted in a decrease to pretax income of $5.0 million.

Refer to the rollforward of market risk benefits for the impacts of changes to interest rate, equity market, volatility and nonperformance risk assumptions.

Uncertainty of Fair Value Measurements

Significant increases (decreases) in utilization and volatility used in the fair value measurement of market risk benefits in isolation would have resulted in a significantly higher (lower) liability value.

Significant increases (decreases) in nonperformance risk and surrender assumptions used in the fair value measurement of market risk benefits in isolation would have resulted in a significantly lower (higher) liability value.

Significant increases (decreases) in mortality assumptions used in the fair value measurement of the death benefit portion of market risk benefits in isolation would have resulted in a significantly higher (lower) liability value whereas significant increases (decreases) in mortality rates used in the fair value measurement of the life contingent portion of market risk benefits in isolation would have resulted in a significantly lower (higher) liability value.

Surrender assumptions, utilization assumptions and mortality assumptions vary with the type of base product, type of rider, duration of the policy, age of the contractholder, calendar year of the projection, previous withdrawal history, and the relationship between the value of the guaranteed benefit and the contract accumulation value.

Determination of Fair Value

The Company values market risk benefits using internal valuation models. These models include observable capital market assumptions and significant unobservable inputs related to implied volatility, contractholder behavior assumptions that include margins for risk, and the Company’s nonperformance risk. These measurements are classified as Level 3.

12. FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

Valuation Hierarchy

The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety.

The three levels of the fair value hierarchy are defined as follows:

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2	Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

RiverSource Life Insurance Co. of New York

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

	December 31, 2024
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities:
Corporate debt securities	$—	$826,806	$14,589	$841,395
Residential mortgage backed securities	—	224,106	—	224,106
Commercial mortgage backed securities	—	257,829	—	257,829
State and municipal obligations	—	73,007	—	73,007
Asset backed securities	—	23,490	—	23,490
Foreign government bonds and obligations	—	585	—	585
U.S. government and agency obligations	218	—	—	218
Total Available-for-Sale securities	218	1,405,823	14,589	1,420,630
Cash equivalents	—	145,762	—	145,762
Market risk benefits	—	—	147,075	147,075	(1)
Other assets:
Interest rate derivative contracts	79	1,712	—	1,791
Equity derivative contracts	2,011	115,824	—	117,835
Foreign exchange derivative contracts	189	426	—	615
Total other assets	2,279	117,962	—	120,241
Separate account assets at net asset value (“NAV”)				4,634,856	(2)
Total assets at fair value	$2,497	$1,669,547	$161,664	$6,468,564

Liabilities
Policyholder account balances, future policy benefits and claims:
IUL embedded derivatives	$—	$—	$59,724	$59,724
Total policyholder account balances, future policy benefits and claims	—	—	59,724	59,724	(3)
Market risk benefits	—	—	26,470	26,470	(1)
Other liabilities:
Interest rate derivative contracts	—	2,229	—	2,229
Equity derivative contracts	202	45,911	—	46,113
Total other liabilities	202	48,140	—	48,342
Total liabilities at fair value	$202	$48,140	$86,194	$134,536

RiverSource Life Insurance Co. of New York

	December 31, 2023
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities:
Corporate debt securities	$—	$897,905	$23,276	$921,181
Residential mortgage backed securities	—	252,823	—	252,823
Commercial mortgage backed securities	—	289,746	—	289,746
State and municipal obligations	—	90,111	—	90,111
Asset backed securities	—	30,738	—	30,738
Foreign government bonds and obligations	—	722	—	722
U.S. government and agency obligations	220	—	—	220
Total Available-for-Sale securities	220	1,562,045	23,276	1,585,541
Cash equivalents	—	79,967	—	79,967
Market risk benefits	—	—	94,641	94,641	(1)
Other assets:
Interest rate derivative contracts	141	3,039	—	3,180
Equity derivative contracts	1,540	69,821	—	71,361
Foreign exchange derivative contracts	74	232	—	306
Total other assets	1,755	73,092	—	74,847
Separate account assets at NAV				4,515,324	(2)
Total assets at fair value	$1,975	$1,715,104	$117,917	$6,350,320

Liabilities
Policyholder account balances, future policy benefits and claims:
IUL embedded derivatives	$—	$—	$50,529	$50,529
Total policyholder account balances, future policy benefits and claims	—	—	50,529	50,529	(3)
Market risk benefits	—	—	47,166	47,166	(1)
Other liabilities:
Interest rate derivative contracts	2	2,806	—	2,808
Equity derivative contracts	165	35,344	—	35,509
Foreign exchange derivative contracts	104	—	—	104
Credit derivative contracts	—	3,508	—	3,508
Total other liabilities	271	41,658	—	41,929
Total liabilities at fair value	$271	$41,658	$97,695	$139,624

(1)

See Note 11 for additional information related to market risk benefits, including the balances of and changes in market risk benefits as well as the significant inputs and assumptions used in the fair value measurements of market risk benefits.

(2)

Amounts are comprised of financial instruments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient and have not been classified in the fair value hierarchy.

(3)	The Company’s adjustment for nonperformance risk resulted in a $6.5 million and $7.5 million cumulative decrease to the embedded derivatives as of December 31, 2024 and 2023, respectively.

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

	Available-for-Sale Securities		Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities		IUL Embedded Derivatives
Balance at January 1, 2024	$23,276		$(50,529)
Total gains (losses) included in:
Net income	(58	)(1)	(17,910	)(2)
Other comprehensive income (loss)	410		—
Issues	—		(257)
Settlements	(9,039)		8,972
Balance at December 31, 2024	$14,589		$(59,724)
Changes in unrealized gains (losses) in net income relating to assets and liabilities held at December 31, 2024	$(58	)(1)	$(17,910	)(2)
Changes in unrealized gains (losses) in other comprehensive income (loss) relating to assets and liabilities held at December 31, 2024	$249		$—

RiverSource Life Insurance Co. of New York

	Available-for-Sale Securities		Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities		IUL Embedded Derivatives
Balance at January 1, 2023	$29,372		$(42,382)
Total gains (losses) included in:
Net income	(68	)(1)	(13,670	)(2)
Other comprehensive income (loss)	585		—
Purchases	419		—
Issues	—		(2,453)
Settlements	(7,032)		7,976
Balance at December 31, 2023	$23,276		$(50,529)
Changes in unrealized gains (losses) in net income relating to assets and liabilities held at December 31, 2023	$(68	)(1)	$(13,670	)(2)
Changes in unrealized gains (losses) in other comprehensive income (loss) relating to assets and liabilities held at December 31, 2023	$511		$—

	Available-for-Sale Securities		Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities		IUL Embedded Derivatives
Balance at January 1, 2022	$45,834		$(51,617)
Total gains (losses) included in:
Net income	(69	)(1)	5,029 (2)
Other comprehensive income (loss)	(3,002)		—
Issues	—		(2,483)
Settlements	(13,391)		6,689
Balance at December 31, 2022	$29,372		$(42,382)
Changes in unrealized gains (losses) in net income relating to assets and liabilities held at December 31, 2022	$(66	)(1)	$5,029 (2)
Changes in unrealized gains (losses) in other comprehensive income (loss) relating to assets and liabilities held at December 31, 2022	$(2,829)		$—

(1)	Included in Net investment income.
(2)	Included in Interest credited to fixed accounts.

The increase (decrease) to pretax income of the Company’s adjustment for nonperformance risk on the fair value of its embedded derivatives was $(454) thousand, $20 thousand and $1.7 million, net of the reinsurance accrual, for the years ended December 31, 2024, 2023 and 2022, respectively.

Securities transferred from Level 3 primarily represent securities with fair values that are now obtained from a third-party pricing service with observable inputs or fair values that were included in an observable transaction with a market participant. Securities transferred to Level 3 represent securities with fair values that are now based on a single non-binding broker quote.

The following tables provide a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities:

	December 31, 2024
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in thousands)
Corporate debt securities (private placements)	$14,560	Discounted cash flow	Yield/spread to U.S. Treasuries(1)	0.8%	–	1.6%	1.3%
IUL embedded derivatives	$59,724	Discounted cash flow	Nonperformance risk(2)	65 bps			65	bps

	December 31, 2023
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in thousands)
Corporate debt securities (private placements)	$23,253	Discounted cash flow	Yield/spread to U.S. Treasuries(1)	1.0%	–	2.4%	1.6%
IUL embedded derivatives	$50,529	Discounted cash flow	Nonperformance risk(2)	85 bps			85	bps

(1)

The weighted average for the yield/spread to U.S. Treasuries for corporate debt securities (private placements) is weighted based on the security’s market value as a percentage of the aggregate market value of the securities.

(2)	The nonperformance risk is the spread added to the U.S. Treasury curve.

RiverSource Life Insurance Co. of New York

Level 3 measurements not included in the tables above are obtained from non-binding broker quotes where unobservable inputs utilized in the fair value calculation are not reasonably available to the Company or fair values estimated based on a transaction near the balance sheet date.

Uncertainty of Fair Value Measurements

Significant increases (decreases) in the yield/spread to U.S. Treasuries used in the fair value measurement of Level 3 corporate debt securities in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in nonperformance risk used in the fair value measurement of the IUL embedded derivatives in isolation would have resulted in a significantly lower (higher) fair value measurement.

Determination of Fair Value

The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company’s market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company’s income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

Assets

Available-for-Sale Securities

When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third-party pricing services, non-binding broker quotes, or other model-based valuation techniques.

Level 1 securities primarily include U.S. Treasuries.

Level 2 securities primarily include corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, state and municipal obligations, asset backed securities and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third-party pricing services. Observable inputs used to value these securities can include, but are not limited to, reported trades, benchmark yields, issuer spreads and non-binding broker quotes. The fair value of securities included in an observable transaction with a market participant are also considered Level 2 when the market is not active.

Level 3 securities primarily include certain corporate bonds. The fair value of corporate bonds classified as Level 3 is typically based on a single non-binding broker quote. The underlying inputs used for some of the non-binding broker quotes are not readily available to the Company. The Company’s privately placed corporate bonds are typically based on a single non-binding broker quote.

Management is responsible for the fair values recorded on the financial statements. Prices received from third-party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third-party pricing services. The Company’s due diligence procedures include assessing the vendor’s valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Cash Equivalents

Cash equivalents include time deposits and other highly liquid investments with original or remaining maturities at the time of purchase of 90 days or less. The Company’s cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Other Assets

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active over-the-counter (“OTC”) markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The counterparties’ nonperformance risk associated with uncollateralized derivative assets was immaterial as of both December 31, 2024 and 2023. See Note 15 and Note 16 for further information on the credit risk of derivative instruments and related collateral.

RiverSource Life Insurance Co. of New York

Separate Account Assets

The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV is used as a practical expedient for fair value and represents the exit price for the separate account. Separate account assets are excluded from classification in the fair value hierarchy.

Liabilities

Policyholder Account Balances, Future Policy Benefits and Claims

There is no active market for the transfer of the Company’s embedded derivatives attributable to the provisions of IUL products.

The Company uses discounted cash flow models to determine the fair value of the embedded derivatives associated with the provisions of its IUL products. The fair value of IUL embedded derivatives includes significant observable interest rates, volatilities and equity index levels and the significant unobservable estimate of the Company’s nonperformance risk. Given the significance of the nonperformance risk assumption, the IUL embedded derivatives are classified as Level 3.

The embedded derivatives attributable to these provisions are recorded in Policyholder account balances, future policy benefits and claims.

Other Liabilities

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active OTC markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The Company’s nonperformance risk associated with uncollateralized derivative liabilities was immaterial as of both December 31, 2024 and 2023. See Note 15 and Note 16 for further information on the credit risk of derivative instruments and related collateral.

Fair Value on a Nonrecurring Basis

During the years ended December 31, 2024 and 2023, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

Assets and Liabilities Not Reported at Fair Value

The following tables provide the carrying value and the estimated fair value of financial instruments that are not reported at fair value:

	December 31, 2024
	Carrying Value	Fair Value
(in thousands)		Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$130,826	$—	$—	$120,595	$120,595
Policy loans	60,538	—	60,538	—	60,538

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$665,141	$—	$—	$636,395	$636,395
Separate account liabilities – investment contracts	3,358	—	3,358	—	3,358

	December 31, 2023
	Carrying Value	Fair Value
(in thousands)		Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$144,910	$—	$—	$134,224	$134,224
Policy loans	53,615	—	53,615	—	53,615

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$705,348	$—	$—	$684,945	$684,945
Separate account liabilities – investment contracts	3,412	—	3,412	—	3,412

See Note 6 for additional information on mortgage loans and policy loans.

Policyholder account balances, future policy benefits and claims include fixed annuities in deferral status, non-life contingent fixed annuities in payout status and the fixed portion of a small number of variable annuity contracts classified as investment contracts. See Note 9 for additional information on these liabilities. Separate account liabilities are related to certain annuity products that are classified as investment contracts.

RiverSource Life Insurance Co. of New York

13. RELATED PARTY TRANSACTIONS

Revenues

See Note 4 for information about revenues from contracts with customers earned by the Company from related party transactions with affiliates.

Expenses

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $22.6 million, $23.0 million and $22.9 million for the years ended December 31, 2024, 2023 and 2022, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Income Taxes

The Company’s taxable income is included in the consolidated federal and various state income tax returns of Ameriprise Financial. The net amount due from (to) Ameriprise Financial for income taxes was $1.3 million and $(428) thousand as of December 31, 2024 and 2023, respectively, which is reflected in Other assets and Other liabilities.

Lines of Credit

The Company, as the borrower, has a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under this line of credit may not exceed the lesser of $25 million or 3% of the Company’s statutory admitted assets (excluding separate accounts) as of the prior year end. The interest rate under the agreement is a Daily Simple Secured Overnight Financing Rate plus 0.1% and an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. Amounts borrowed may be repaid at any time with no prepayment penalty. The credit agreement is amended to extend the maturity on an annual basis with Ameriprise Financial, subject to the New York Department’s non-disapproval. There were no amounts outstanding on this line of credit as of both December 31, 2024 and 2023.

Dividends or Distributions

During the years ended December 31, 2024, 2023 and 2022, the Company paid cash dividends or distributions of $50 million, $50 million and $63 million, respectively, to RiverSource Life. For dividend or other distributions from the Company, advance notification was provided to the New York Department prior to payments. See Note 14 for additional information.

14. STATUTORY ACCOUNTING PRINCIPLES AND REQUIREMENTS

The National Association of Insurance Commissioners (“NAIC”) defines Risk-Based Capital (“RBC”) requirements for insurance companies. The RBC requirements are used by the NAIC and state insurance regulators to identify companies that merit regulatory actions designed to protect policyholders. These requirements apply to the Company. The Company has met its minimum RBC requirements.

Insurance companies are required to prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of their respective states of domicile, which vary materially from GAAP. Prescribed statutory accounting practices include publications of the NAIC, as well as state laws, regulations and general administrative rules. The State of New York has adopted the NAIC Accounting Practices and Procedures Manual as its prescribed basis of statutory accounting principles. In addition, New York has prescribed certain reserve requirements that differ from those required under NAIC statutory accounting principles. As of December 31, 2024 and 2023, application of these New York prescribed practices which deviate from the NAIC requirements resulted in a decrease of $469 thousand and an increase of $7.1 million to the Company’s net income, respectively, and a decrease to the Company’s statutory surplus of $76.5 million and $76.1 million, respectively. The Company’s RBC would not have triggered a regulatory event without the application of these prescribed practices.

The more significant differences between NAIC statutory accounting principles and GAAP include charging policy acquisition costs to expense as incurred, establishing annuity and insurance reserves using different actuarial methods and assumptions, valuing investments on a different basis and excluding certain assets from the balance sheet by charging them directly to surplus, such as a portion of the net deferred income tax assets.

State insurance statutes generally require insurance companies to provide notice to state regulators prior to payment of dividends or distributions and those dividends or distributions exceeding prescribed limitations are subject to potential disapproval. For the Company, dividends or distributions in a calendar year which exceed the greater of: (i) 10% of statutory surplus as of the immediately preceding year end, or (ii) statutory net gain from operations for the immediately preceding calendar year, not to exceed 30% of statutory surplus as of the immediately preceding year end would require pre-notification to the New York Department and are subject to potential disapproval. Statutory net gain from operations was $83.8 million, $66.6 million and $212.7 million for the years ended December 31, 2024, 2023 and 2022, respectively.

RiverSource Life Insurance Co. of New York

Comparisons of net income and shareholder’s equity, as shown in the accompanying GAAP financial statements, to that determined using statutory accounting principles prescribed by the State of New York (“SAP”) were as follows:

	Years Ended December 31,
(in thousands)	2024	2023	2022
Net Income
Net income, per accompanying GAAP financial statements	$73,394	$46,567	$44,419
Net income (loss), SAP basis(1)	(17,477)	60,310	317,442
Difference	$90,871	$(13,743)	$(273,023)

	December 31,
(in thousands)	2024	2023
Shareholder’s Equity
Shareholder’s equity, per accompanying GAAP financial statements	$430,881	$424,097
Capital and surplus, SAP basis(2)	218,309	244,121
Difference	$212,572	$179,976

(1)

Results may be significantly impacted by changes in reserves for variable annuity guaranteed benefits, however, these impacts may be substantially offset by unrealized gains (losses) on derivatives which are not included in statutory income but are recorded directly to surplus.

(2)	Includes unassigned surplus of $109.4 million and $135.2 million as of December 31, 2024 and 2023, respectively.

As of December 31, 2024 and 2023, bonds carried at $217 thousand and $220 thousand, respectively, were on deposit with the State of New York as required by law.

15. OFFSETTING ASSETS AND LIABILITIES

Certain financial instruments and derivative instruments are eligible for offset in the Balance Sheets. The Company’s derivative instruments are subject to master netting and collateral arrangements and qualify for offset. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis in the Balance Sheets.

The following tables present the gross and net information about the Company’s assets subject to master netting arrangements:

	December 31, 2024
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Balance Sheets	Amounts of Assets Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$117,297	$—	$117,297	$(37,596)	$(73,188)	$(6,475)	$38
OTC cleared	665	—	665	(665)	—	—	—
Exchange-traded	2,279	—	2,279	(202)	—	—	2,077
Total	$120,241	$—	$120,241	$(38,463)	$(73,188)	$(6,475)	$2,115

	December 31, 2023
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Balance Sheets	Amounts of Assets Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$72,768	$—	$72,768	$(29,626)	$(40,364)	$(2,249)	$529
OTC cleared	323	—	323	(323)	—	—	—
Exchange-traded	1,756	—	1,756	(271)	—	—	1,485
Total	$74,847	$—	$74,847	$(30,220)	$(40,364)	$(2,249)	$2,014

(1)	Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

RiverSource Life Insurance Co. of New York

The following tables present the gross and net information about the Company’s liabilities subject to master netting arrangements:

	December 31, 2024
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Balance Sheets	Amounts of Liabilities Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$46,836	$—	$46,836	$(37,596)	$—	$(9,240)	$—
OTC cleared	1,304	—	1,304	(665)	—	—	639
Exchange-traded	202	—	202	(202)	—	—	—
Total	$48,342	$—	$48,342	$(38,463)	$—	$(9,240)	$639

	December 31, 2023
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Balance Sheets	Amounts of Liabilities Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$39,853	$—	$39,853	$(29,626)	$(7,007)	$(3,063)	$157
OTC cleared	1,805	—	1,805	(323)	—	—	1,482
Exchange-traded	271	—	271	(271)	—	—	—
Total	$41,929	$—	$41,929	$(30,220)	$(7,007)	$(3,063)	$1,639

(1)	Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

In the tables above, the amount of assets or liabilities presented are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by the amount of cash and securities collateral. The actual collateral may be greater than amounts presented in the tables.

When the fair value of collateral accepted by the Company is less than the amount due to the Company, there is a risk of loss if the counterparty fails to perform or provide additional collateral. To mitigate this risk, the Company monitors collateral values regularly and requires additional collateral when necessary. When the value of collateral pledged by the Company declines, it may be required to post additional collateral.

Freestanding derivative instruments are reflected in Other assets and Other liabilities. Cash collateral pledged by the Company is reflected in Other assets and cash collateral accepted by the Company is reflected in Other liabilities. See Note 16 for additional disclosures related to the Company’s derivative instruments.

16. DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company’s products and operations.

Certain of the Company’s freestanding derivative instruments are subject to master netting arrangements. The Company’s policy on the recognition of derivatives on the Balance Sheets is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. See Note 15 for additional information regarding the estimated fair value of the Company’s freestanding derivatives after considering the effect of master netting arrangements and collateral.

RiverSource Life Insurance Co. of New York

Generally, the Company uses derivatives as economic hedges and accounting hedges. The following table presents the notional value and gross fair value of derivative instruments, including embedded derivatives:

	December 31, 2024			December 31, 2023
	Notional	Gross Fair Value		Notional	Gross Fair Value
(in thousands)		Assets(1)	Liabilities(2)		Assets(1)	Liabilities(2)
Derivatives not designated as hedging instruments
Interest rate contracts	$1,822,300	$1,791	$2,229	$1,883,300	$3,180	$2,808
Equity contracts	1,551,292	117,835	46,113	1,401,329	71,361	35,509
Foreign exchange contracts	88,905	615	—	114,951	306	104
Credit contracts	—	—	—	104,115	—	3,508
Total non-designated hedges	3,462,497	120,241	48,342	3,503,695	74,847	41,929
Embedded derivatives
IUL	N/A	—	59,724	N/A	—	50,529
Total embedded derivatives	N/A	—	59,724	N/A	—	50,529
Total derivatives	$3,462,497	$120,241	$108,066	$3,503,695	$74,847	$92,458

N/A Not applicable

(1)	The fair value of freestanding derivative assets is included in Other assets.
(2)

The fair value of freestanding derivative liabilities is included in Other liabilities. The fair value of IUL embedded derivatives is included in Policyholder account balances, future policy benefits and claims.

See Note 12 for additional information regarding the Company’s fair value measurement of derivative instruments.

As of December 31, 2024 and 2023, investment securities with a fair value of $88.8 million and $93.9 million, respectively, were pledged to meet contractual obligations under derivative contracts, of which $10.6 million and $3.6 million, respectively, may be sold, pledged or rehypothecated by the counterparty. As of December 31, 2024 and 2023, investment securities with a fair value of $7.0 million and $2.6 million, respectively, were received as collateral to meet contractual obligations under derivative contracts, of which $7.0 million and nil, respectively, may be sold, pledged or rehypothecated by the Company. As of both December 31, 2024 and 2023, the Company had sold, pledged or rehypothecated none of these securities. In addition, as of both December 31, 2024 and 2023, non-cash collateral accepted was held in separate custodial accounts and was not included in the Company’s Balance Sheets.

The following table presents a summary of the impact of derivatives not designated as hedging instruments, including embedded derivatives, on the Statements of Income:

(in thousands)	Interest Credited to Fixed Accounts	Change in Fair Value of Market Risk Benefits
Year Ended December 31, 2024
Interest rate contracts	$—	$(56,025)
Equity contracts	3,916	(56,970)
Foreign exchange contracts	—	6,163
Credit contracts	—	4,105
IUL embedded derivatives	(8,938)	—
Total gain (loss)	$(5,022)	$(102,727)
Year Ended December 31, 2023
Interest rate contracts	$—	$(23,725)
Equity contracts	4,569	(77,123)
Foreign exchange contracts	—	402
Credit contracts	—	(19)
IUL embedded derivatives	(5,694)	—
Total gain (loss)	$(1,125)	$(100,465)
Year Ended December 31, 2022
Interest rate contracts	$—	$(145,925)
Equity contracts	(6,797)	35,340
Foreign exchange contracts	—	5,198
IUL embedded derivatives	11,718	—
Total gain (loss)	$4,921	$(105,387)

RiverSource Life Insurance Co. of New York

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate, credit and foreign currency exchange rate risk related to various products and transactions of the Company.

The deferred premium associated with certain of the above options is paid or received semi-annually over the life of the contract or at maturity. The following is a summary of the payments the Company is scheduled to make and receive for these options as of December 31, 2024:

(in thousands)	Premiums Payable	Premiums Receivable
2025	$117	$—
2026	23,700	—
2027	—	—
2028	—	—
2029	13,830	—
2030	21,870	—
Total	$59,517	$—

Actual timing and payment amounts may differ due to future settlements, modifications or exercises of the contracts prior to the full premium being paid or received.

IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to IUL products will positively or negatively impact earnings over the life of these products. The equity component of IUL product obligations is considered an embedded derivative, which is bifurcated from the host contract for valuation purposes and reported on the Balance Sheets at fair value with changes in fair value reported in earnings. As a means of economically hedging its obligations under the provisions of this product, the Company enters into interest rate swaps, index options and futures contracts.

As discussed in Note 11, the Company issues variable annuity contracts that provide protection to contractholders from other-than-nominal capital market risk and expose the Company to other-than-nominal capital market risk. The Company economically hedges its obligations under these market risk benefits using options, swaptions, swaps and futures.

Credit Risk

Credit risk associated with the Company’s derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting and collateral arrangements whenever practical. See Note 15 for additional information on the Company’s credit exposure related to derivative assets.

Certain of the Company’s derivative contracts contain provisions that adjust the level of collateral the Company is required to post based on the Company’s financial strength rating (or based on the debt rating of RiverSource Life’s parent, Ameriprise Financial). Additionally, certain of the Company’s derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial’s debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company’s counterparty could require immediate settlement of any net liability position. As of December 31, 2024 and 2023, the aggregate fair value of derivative contracts in a net liability position containing such credit contingent provisions was $9.1 million and $9.9 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2024 and 2023 was $9.1 million and $9.7 million, respectively. If the credit contingent provisions of derivative contracts in a net liability position as of both December 31, 2024 and 2023 were triggered, the aggregate fair value of additional assets that would be required to be posted as collateral or needed to settle the instruments immediately would have been nil and $157 thousand as of December 31, 2024 and 2023, respectively.

RiverSource Life Insurance Co. of New York

17. SHAREHOLDER’S EQUITY

The following tables present the amounts related to each component of OCI:

	Year Ended December 31, 2024
(in thousands)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	$(31,130)	$6,537	$(24,593)
Reclassification of net (gains) losses on securities included in net income(2)	549	(115)	434
Impact of benefit reserves and reinsurance recoverables	612	(129)	483
Net unrealized gains (losses) on securities	(29,969)	6,293	(23,676)
Effect of changes in discount rate assumptions on certain long-duration contracts	11,697	(2,456)	9,241
Effect of changes in instrument-specific credit risk on market risk benefits (“MRBs”).	(2,753)	578	(2,175)
Total other comprehensive income (loss)	$(21,025)	$4,415	$(16,610)

	Year Ended December 31, 2023
(in thousands)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	$54,710	$(11,489)	$43,221
Reclassification of net (gains) losses on securities included in net income(2)	224	(47)	177
Impact of benefit reserves and reinsurance recoverables	(2,181)	458	(1,723)
Net unrealized gains (losses) on securities	52,753	(11,078)	41,675
Effect of changes in discount rate assumptions on certain long-duration contracts	(7,753)	1,628	(6,125)
Effect of changes in instrument-specific credit risk on MRBs	(3,734)	784	(2,950)
Total other comprehensive income (loss)	$41,266	$(8,666)	$32,600

	Year Ended December 31, 2022
(in thousands)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	$(282,360)	$59,296	$(223,064)
Reclassification of net (gains) losses on securities included in net income(2)	3,346	(703)	2,643
Impact of benefit reserves and reinsurance recoverables	8,809	(1,849)	6,960
Net unrealized gains (losses) on securities	(270,205)	56,744	(213,461)
Effect of changes in discount rate assumptions on certain long-duration contracts	78,368	(16,457)	61,911
Effect of changes in instrument-specific credit risk on MRBs	23,844	(5,007)	18,837
Total other comprehensive income (loss)	$(167,993)	$35,280	$(132,713)

(1)	Includes impairments on Available-for-Sale securities related to factors other than credit that were recognized in OCI during the period.
(2)	Reclassification amounts are recorded in Net realized investment gains (losses).

Other comprehensive income (loss) related to net unrealized gains (losses) on securities includes three components: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit losses to credit losses; and (iii) other adjustments primarily consisting of changes in insurance and annuity asset and liability balances, such as benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

RiverSource Life Insurance Co. of New York

The following table presents the changes in the balances of each component of AOCI, net of tax:

(in thousands)	Net Unrealized Gains (Losses) on Securities	Effect of Changes in Discount Rate Assumptions	Effect of Changes in Instrument- Specific Credit Risk on MRBs	Total
Balance at January 1, 2022	$90,032	$(61,767)	$(18,112)	$10,153
OCI before reclassifications	(216,104)	61,911	18,837	(135,356)
Amounts reclassified from AOCI	2,643	—	—	2,643
Total OCI	(213,461)	61,911	18,837	(132,713)
Balance at December 31, 2022	(123,429)	144	725	(122,560)
OCI before reclassifications	41,498	(6,125)	(2,950)	32,423
Amounts reclassified from AOCI	177	—	—	177
Total OCI	41,675	(6,125)	(2,950)	32,600
Balance at December 31, 2023	(81,754)	(5,981)	(2,225)	(89,960)
OCI before reclassifications	(24,110)	9,241	(2,175)	(17,044)
Amounts reclassified from AOCI	434	—	—	434
Total OCI	(23,676)	9,241	(2,175)	(16,610)
Balance at December 31, 2024	$(105,430)	$3,260	$(4,400)	$(106,570)

18. INCOME TAXES

The components of income tax provision were as follows:

	Years Ended December 31,
(in thousands)	2024	2023	2022
Current income tax
Federal	$566	$9,247	$11,869
State and local	117	(173)	185
Total current income tax	683	9,074	12,054
Deferred federal income tax	14,880	(1,519)	(4,674)
Total income tax provision	$15,563	$7,555	$7,380

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 21% were as follows:

	Years Ended December 31,
	2024	2023	2022
Tax at U.S. statutory rate	21.0%	21.0%	21.0%
Changes in taxes resulting from:
Dividends received deduction	(2.1)	(3.4)	(3.9)
Foreign tax credit, net of addback	(1.4)	(2.9)	(2.9)
Other	—	(0.7)	—
Income tax provision	17.5%	14.0%	14.2%

The increase in the Company’s effective tax rate for the year ended December 31, 2024 compared to 2023 is primarily due to higher pretax income relative to tax preferred items.

RiverSource Life Insurance Co. of New York

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. Deferred income tax assets and liabilities are measured at the statutory rate of 21% as of both December 31, 2024 and 2023. The significant components of the Company’s deferred income tax assets and liabilities, which are included net within Other assets or Other liabilities, were as follows:

	December 31,
(in thousands)	2024	2023
Deferred income tax assets
Insurance and annuity benefits including corresponding hedges	$50,126	$66,330
Investments including net unrealized on Available-for-Sale securities	25,863	22,092
Other	262	72
Gross deferred income tax assets	76,251	88,494
Deferred income tax liabilities
Deferred acquisition costs	21,873	23,492
Other	1,272	1,431
Gross deferred income tax liabilities	23,145	24,923
Net deferred income tax assets	$53,106	$63,571

Based on analysis of the Company’s tax position, management believes it is more likely than not that the Company’s results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable the Company to utilize all of the deferred tax assets. Accordingly, no valuation allowance for deferred tax assets has been established as of both December 31, 2024 and 2023.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits was as follows:

(in thousands)	2024	2023	2022
Balance at January 1	$—	$320	$346
Additions for tax positions related to the current year	—	6	—
Reductions for tax positions related to the current year	—	(6)	(26)
Additions for tax positions of prior years	—	324	—
Reductions for tax positions of prior years	—	(644)	—
Balance at December 31	$—	$—	$320

If recognized, approximately nil, nil and $218 thousand, net of federal tax benefits, of unrecognized tax benefits as of December 31, 2024, 2023 and 2022, respectively, would affect the effective tax rate.

The Company is not aware of any tax positions for which it is reasonably possible that the total amount of unrecognized tax benefits will significantly change in the next 12 months.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized nil, a net decrease of $90 thousand and a net increase of $16 thousand in interest and penalties for the years ended December 31, 2024, 2023 and 2022, respectively. As of both December 31, 2024 and 2023, the Company did not have a payable related to accrued interest and penalties.

The Company files income tax returns as part of its inclusion in the consolidated federal income tax return of Ameriprise Financial in the U.S. federal jurisdiction and various state jurisdictions. The Internal Revenue Service is currently auditing Ameriprise Financial’s U.S. income tax returns for 2019 and 2020. The state income tax returns of Ameriprise Financial or its subsidiaries, including the Company, are currently under examination by various jurisdictions for years ranging from 2017 through 2023.

19. COMMITMENTS AND CONTINGENCIES

Commitments

As of both December 31, 2024 and 2023, the Company had no funding commitments related to mortgage loans.

Contingencies

The Company and its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions, concerning matters arising in connection with the conduct of its activities. These include proceedings specific to the Company as well as proceedings generally applicable to business practices in the industries in which it operates. The Company can also be subject to legal proceedings arising out of its general business activities, such as its investments, contracts and employment relationships. Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

RiverSource Life Insurance Co. of New York

As with other insurance companies, the level of regulatory activity concerning the Company’s businesses remains elevated. From time to time, the Company and its affiliates, including AFS and RiverSource Distributors, Inc. receive requests for information from, and/or are subject to examination or claims by various state, federal and other domestic authorities. The Company and its affiliates typically have numerous pending matters, that include information requests, exams, inquiries or disputes regarding their business activities and practices and other subjects, including from time to time: sales and distribution of, and disclosure practices related to, various products, including the Company’s insurance and annuity products; supervision of associated persons, including AFS financial advisors and RiverSource Distributors, Inc.’s wholesalers; administration of insurance and annuity claims; security of client information; and transaction monitoring systems and controls. The Company and its affiliates are cooperating with the applicable regulators.

These pending matters are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. The Company cannot predict with certainty if, how, or when any such proceedings will be initiated or resolved. Matters frequently need to be more developed before a potential loss or range of loss can be reasonably estimated for any matter. An adverse outcome in any matter could result in an adverse judgment, a settlement, fine, penalty, or other sanction, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the Company’s financial condition, results of operations, or liquidity.

In accordance with applicable accounting standards, the Company establishes an accrued liability for contingent litigation and regulatory matters when those matters present loss contingencies that are both probable and can be reasonably estimated. The Company discloses the nature of the contingency when management believes there is at least a reasonable possibility that the outcome may be material to the Company’s financial statements and, where feasible, an estimate of the possible loss. In such cases, there still may be an exposure to loss in excess of any amounts reasonably estimated and accrued. When a loss contingency is not both probable and reasonably estimable, the Company does not establish an accrued liability, but continues to monitor, in conjunction with any outside counsel handling a matter, further developments that would make such loss contingency both probable and reasonably estimable. Once the Company establishes an accrued liability with respect to a loss contingency, the Company continues to monitor the matter for further developments that could affect the amount of the accrued liability that has been previously established, and any appropriate adjustments are made each quarter.

Guaranty Fund Assessments

The Company is required by law to be a member of the guaranty fund association in the State of New York. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund association. The Company projects its cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations and the amount of its premiums written relative to the industry-wide premium in the State of New York. The Company accrues the estimated cost of future guaranty fund assessments when it is considered probable that an assessment will be imposed, the event obligating the Company to pay the assessment has occurred and the amount of the assessment can be reasonably estimated.

As of both December 31, 2024 and 2023, the Company had no accrual established for estimated future guaranty fund assessments.

RiverSource Life Insurance Co. of New York 20 Madison Avenue Extension Albany, NY 12203 1-800-541-2251	RiverSource Distributors, Inc. (Distributor), Member FINRA. Issued by RiverSource Life Insurance Co. of New York, Albany, New York. Affiliated with Ameriprise Financial Services, LLC.

ANN9124_12_D01_(05/25)	© 2008-2025 RiverSource Life Insurance Company. All rights reserved.